UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-05075

Thrivent Mutual Funds

(Exact name of registrant as specified in charter)

625 Fourth Avenue South

Minneapolis, Minnesota 55415

(Address of principal executive offices) (Zip code)

Rebecca A. Paulzine, Assistant Secretary

625 Fourth Avenue South

Minneapolis, Minnesota 55415

(Name and address of agent for service)

Registrant’s telephone number, including area code: (612) 844-5704

Date of fiscal year end: October 31

Date of reporting period: January 31, 2012

Item 1. Schedule of Investments

Aggressive Allocation Fund

Schedule of Investments as of January 31, 2012

(unaudited)

Shares	Mutual Funds (66.3%)	Value

Equity Mutual Funds (61.5%)
1,505,642	Thrivent Natural Resources Fund	$15,191,932
3,537,097	Thrivent Partner Small Cap Growth Fund[a]	44,921,126
701,978	Thrivent Partner Small Cap Value Fund	11,407,148
1,004,432	Thrivent Small Cap Stock Fund[a]	16,050,816
1,669,389	Thrivent Mid Cap Growth Fund	33,771,734
1,600,892	Thrivent Partner Mid Cap Value Fund	19,194,695
1,827,872	Thrivent Mid Cap Stock Fund[a]	29,447,023
10,089,922	Thrivent Partner Worldwide Allocation Fund	84,755,344
6,646,866	Thrivent Large Cap Growth Fund	36,158,952
2,275,936	Thrivent Large Cap Value Fund	30,816,170
824,079	Thrivent Large Cap Stock Fund	18,228,635
458,653	Thrivent Equity Income Plus Fund	4,201,264

	Total Equity Mutual Funds	344,144,839

Fixed Income Mutual Funds (4.8%)
1,079,863	Thrivent High Yield Fund	5,194,141
1,271,354	Thrivent Income Fund	11,315,053
1,006,900	Thrivent Government Bond Fund	10,693,278

	Total Fixed Income Mutual Funds	27,202,472

	Total Mutual Funds (cost $359,648,136)	371,347,311

Shares	Common Stock (24.3%)	Value

Consumer Discretionary (3.0%)
9,300	Amazon.com, Inc.[a]	1,808,292
4,669	Autoliv, Inc.	294,567
21,300	Big Lots, Inc.[a]	841,137
5,236	BJ’s Restaurants, Inc.[a]	261,957
10,510	Buffalo Wild Wings, Inc.[a]	699,545
2,900	CBS Corporation	82,592
5,300	Charter Communications, Inc.[a]	305,492
22,400	Coach, Inc.	1,569,120
47,300	Comcast Corporation	1,257,707
2,949	Delphi Automotive plc[a]	79,122
14,769	Discovery Communications, Inc.[a]	633,295
3,385	Dollar Tree, Inc.[a]	287,082
31,976	Foot Locker, Inc.	839,050
9,080	Ford Motor Company	112,774
3,740	Harley-Davidson, Inc.	165,271
14,800	Home Depot, Inc.	656,972
1,810	J.C. Penney Company, Inc.	75,205
25,987	Las Vegas Sands Corporation[a]	1,276,221
14,569	Life Time Fitness, Inc.[a]	715,921
5,520	Lowe’s Companies, Inc.	148,102
5,267	Macy’s, Inc.	177,445
4,700	McDonald’s Corporation	465,535
2,369	Meredith Corporation	74,600
14,960	News Corporation	291,271
8,570	Omnicom Group, Inc.	390,878
1,983	Panera Bread Company[a]	293,980
56,259	Pier 1 Imports, Inc.[a]	874,827
1,400	Priceline.com, Inc.[a]	741,272
13,176	Signet Jewelers, Ltd.	600,562
2,340	Time Warner Cable, Inc.	172,505

Shares	Common Stock (24.3%)	Value

Consumer Discretionary (3.0%) - continued
11,910	WMS Industries, Inc.[a]	$260,710

	Total Consumer Discretionary	16,453,009

Consumer Staples (2.1%)
29,400	Altria Group, Inc.	834,960
17,327	Anheuser-Busch InBev NV ADR	1,053,482
9,077	British American Tobacco plc ADR	836,990
33,506	Coca-Cola Company	2,262,660
8,800	Colgate-Palmolive Company	798,336
28,200	ConAgra Foods, Inc.	752,094
20,073	Corn Products International, Inc.	1,113,851
3,760	CVS Caremark Corporation	156,980
3,830	Diageo plc ADR	339,300
10,593	Kraft Foods, Inc.	405,712
22,543	Philip Morris International, Inc.	1,685,540
5,249	TreeHouse Foods, Inc.[a]	296,778
21,640	Wal-Mart Stores, Inc.	1,327,830

	Total Consumer Staples	11,864,513

Energy (2.5%)
12,757	Alpha Natural Resources, Inc.[a]	256,671
12,418	Apache Corporation	1,227,892
50,145	Arch Coal, Inc.	723,592
4,300	Chevron Corporation	443,244
6,280	ConocoPhillips	428,359
25,410	ENSCO International plc ADR	1,337,582
7,210	EOG Resources, Inc.	765,270
16,500	Exxon Mobil Corporation	1,381,710
16,800	Helix Energy Solutions Group, Inc.[a]	276,360
30,500	Marathon Oil Corporation	957,395
5,395	National Oilwell Varco, Inc.	399,122
4,800	Newfield Exploration Company[a]	181,488
1,560	Occidental Petroleum Corporation	155,641
88,859	Patriot Coal Corporation[a]	675,328
21,647	Peabody Energy Corporation	737,946
54,791	Petroleum Geo-Services ASA[a]	703,833
7,400	Southwestern Energy Company[a]	230,436
19,033	Swift Energy Company[a]	630,944
33,250	Valero Energy Corporation	797,668
111,470	Weatherford International, Ltd.[a]	1,866,008

	Total Energy	14,176,489

Financials (3.2%)
3,870	ACE, Ltd.	269,352
6,754	Affiliated Managers Group, Inc.[a]	678,845
2,500	Allied World Assurance Company Holdings AG	153,825
7,400	American Campus Communities, Inc.	316,720
4,550	Aon Corporation	220,357
13,600	Apartment Investment & Management Company	334,016
5,700	Aspen Insurance Holdings, Ltd.	151,392
15,100	CBL & Associates Properties, Inc.	262,287
13,900	Citigroup, Inc.	427,008
1,600	CME Group, Inc.	383,216
3,500	Delphi Financial Group, Inc.	155,785
20,400	Discover Financial Services	554,472
16,100	Douglas Emmett, Inc.	336,651
17,064	Duke Realty Corporation	228,487

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
1

Aggressive Allocation Fund

Schedule of Investments as of January 31, 2012

(unaudited)

Shares	Common Stock (24.3%)	Value

Financials (3.2%) - continued
5,800	Endurance Specialty Holdings, Ltd.	$216,920
4,600	Equity Lifestyle Properties, Inc.	322,644
14,424	Equity One, Inc.	271,892
63,800	Fifth Third Bancorp	830,038
1,460	Goldman Sachs Group, Inc.	162,746
20,441	HCC Insurance Holdings, Inc.	567,442
5,600	Home Properties, Inc.	333,648
21,218	Host Hotels & Resorts, Inc.	348,400
10,500	iShares Russell 2000 Index Fund	830,235
34,399	J.P. Morgan Chase & Company	1,283,083
13,720	KKR & Company, LP	191,806
7,518	Lazard, Ltd.	215,917
4,900	M&T Bank Corporation	390,726
4,380	MetLife, Inc.	154,745
11,200	NASDAQ OMX Group, Inc.[a]	277,536
6,100	Northern Trust Corporation	251,381
12,300	Och-Ziff Capital Management Group, LLC	122,139
46,916	Ocwen Financial Corporation[a]	675,121
475,546	Popular, Inc.[a]	746,607
2,000	ProAssurance Corporation	163,260
12,840	Progressive Corporation	260,395
2,270	S&P 500 Large Index Depository Receipts	297,847
7,400	State Street Corporation	289,932
7,080	SunTrust Banks, Inc.	145,636
3,460	SVB Financial Group[a]	200,818
10,600	Tanger Factory Outlet Centers, Inc.	312,700
2,480	Taubman Centers, Inc.	166,234
11,000	Torchmark Corporation	502,370
7,500	Tower Group, Inc.	161,925
13,150	Unum Group	300,215
1,940	Vanguard REIT ETF	119,659
14,237	W.R. Berkley Corporation	487,902
38,140	Wells Fargo & Company	1,114,069
53,972	Zions Bancorporation	908,888

	Total Financials	18,097,289

Health Care (3.2%)
2,600	Alexion Pharmaceuticals, Inc.[a]	199,576
30,100	Align Technology, Inc.[a]	709,156
17,398	Amgen, Inc.	1,181,498
21,850	Baxter International, Inc.	1,212,238
50,400	Bristol-Myers Squibb Company	1,624,896
3,076	C.R. Bard, Inc.	284,592
15,972	Covance, Inc.[a]	699,733
7,505	Coventry Health Care, Inc.[a]	225,675
5,440	Covidien plc	280,160
43,000	Eli Lilly and Company	1,708,820
21,300	Gilead Sciences, Inc.[a]	1,040,292
28,792	Health Net, Inc.[a]	1,086,610
12,400	Hologic, Inc.[a]	252,836
6,250	Johnson & Johnson	411,937
8,516	McKesson Corporation	695,928
10,000	Merck & Company, Inc.	382,600
53,458	Mylan, Inc.[a]	1,109,253
53,407	Pfizer, Inc.	1,142,910
28,980	PSS World Medical, Inc.[a]	703,345
9,300	Thoratec Corporation[a]	273,420
18,908	United Therapeutics Corporation[a]	929,895
25,040	UnitedHealth Group, Inc.	1,296,822
2,871	Varian Medical Systems, Inc.[a]	189,113

Shares	Common Stock (24.3%)	Value

Health Care (3.2%) - continued
2,500	Waters Corporation[a]	$216,425
3,451	Zimmer Holdings, Inc.[a]	209,648

	Total Health Care	18,067,378

Industrials (3.1%)
8,900	3M Company	771,719
6,100	Actuant Corporation	154,635
11,800	Boeing Company	875,324
7,500	C.H. Robinson Worldwide, Inc.	516,300
4,500	Caterpillar, Inc.	491,040
6,556	Chicago Bridge and Iron Company	279,154
9,031	CSX Corporation	203,649
6,200	Cummins, Inc.	644,800
28,984	Deluxe Corporation	741,121
4,999	Dover Corporation	316,987
26,453	EMCOR Group, Inc.	762,640
5,296	Expeditors International of Washington, Inc.	236,466
2,700	Fluor Corporation	151,848
25,163	FTI Consulting, Inc.[a]	1,077,480
17,000	GATX Corporation	729,980
51,754	General Electric Company	968,317
11,199	Honeywell International, Inc.	649,990
7,100	L-3 Communications Holdings, Inc.	502,254
87,931	Manitowoc Company, Inc.	1,181,793
3,800	Manpower, Inc.	152,418
12,012	Oshkosh Corporation[a]	291,651
10,332	Parker Hannifin Corporation	833,586
22,900	Pitney Bowes, Inc.	434,413
4,900	Precision Castparts Corporation	802,032
7,300	Republic Services, Inc.	213,744
26,754	Shaw Group, Inc.[a]	726,104
8,033	SPX Corporation	559,338
6,000	Tyco International, Ltd.	305,700
5,184	Union Pacific Corporation	592,583
15,617	United Technologies Corporation	1,223,592
1,400	WESCO International, Inc.[a]	88,032

	Total Industrials	17,478,690

Information Technology (5.7%)
26,300	ADTRAN, Inc.	910,769
12,562	Akamai Technologies, Inc.[a]	405,124
4,800	Alliance Data Systems Corporation[a]	531,840
9,677	Apple, Inc.[a]	4,417,357
74,100	Atmel Corporation[a]	719,511
3,300	Baidu.com, Inc. ADR[a]	420,816
14,250	Broadcom Corporation[a]	489,345
22,300	Cavium, Inc.[a]	716,722
17,390	Cisco Systems, Inc.	341,366
13,526	Cognizant Technology Solutions Corporation[a]	970,490
25,324	eBay, Inc.[a]	800,238
3,801	F5 Networks, Inc.[a]	455,132
2,705	Google, Inc.[a]	1,569,198
43,600	Intel Corporation	1,151,912
1,626	International Business Machines Corporation	313,168
6,472	Itron, Inc.[a]	251,049
12,111	Juniper Networks, Inc.[a]	253,483
11,800	KLA-Tencor Corporation	603,334
104,984	Microsoft Corporation	3,100,178

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
2

Aggressive Allocation Fund

Schedule of Investments as of January 31, 2012

(unaudited)

Shares	Common Stock (24.3%)	Value

Information Technology (5.7%) - continued
63,384	Monster Worldwide, Inc.[a]	$456,365
9,200	NetApp, Inc.[a]	347,208
19,648	NVIDIA Corporation[a]	290,201
78,770	Oracle Corporation	2,221,314
21,375	Plantronics, Inc.	796,005
1,574	Plexus Corporation[a]	57,058
10,773	Polycom, Inc.[a]	214,921
19,000	QUALCOMM, Inc.	1,117,580
6,069	Salesforce.com, Inc.[a]	708,859
84,371	Teradyne, Inc.[a]	1,379,466
46,350	Texas Instruments, Inc.	1,500,813
40,492	TIBCO Software, Inc.[a]	1,055,626
31,200	VeriFone Systems, Inc.[a]	1,332,240
6,309	VMware, Inc.[a]	575,822
35,732	Xilinx, Inc.	1,280,992

	Total Information Technology	31,755,502

Materials (0.8%)
5,147	Albemarle Corporation	331,003
15,810	Alcoa, Inc.	160,630
60,946	Freeport-McMoRan Copper & Gold, Inc.	2,816,315
1,920	LyondellBasell Industries NV	82,752
2,057	Sigma-Aldrich Corporation	139,958
7,218	Silgan Holdings, Inc.	299,980
20,444	Steel Dynamics, Inc.	326,082

	Total Materials	4,156,720

Telecommunications Services (0.2%)
21,934	Verizon Communications, Inc.	826,035

	Total Telecommunications Services	826,035

Utilities (0.5%)
13,500	CMS Energy Corporation	294,705
8,600	Exelon Corporation	342,108
12,330	NiSource, Inc.	280,261
18,513	NV Energy, Inc.	299,911
38,300	PNM Resources, Inc.	682,123
1,900	Public Service Enterprise Group, Inc.	57,646
16,540	Southwest Gas Corporation	691,372
6,594	UGI Corporation	177,444

	Total Utilities	2,825,570

	Total Common Stock (cost $125,257,533)	135,701,195

Principal Amount	Long-Term Fixed Income (5.4%)	Value

Asset-Backed Securities (0.2%)
	J.P. Morgan Mortgage Acquisition Corporation
1,000,000	5.461%, 10/25/2036	781,105
	Renaissance Home Equity Loan Trust
650,000	6.011%, 5/25/2036	259,208

	Total Asset-Backed Securities	1,040,313

Principal Amount	Long-Term Fixed Income (5.4%)	Value

Basic Materials (0.1%)
	ArcelorMittal
$100,000	7.000%, 10/15/2039	$100,229
	Arch Coal, Inc.
120,000	7.000%, 6/15/2019[b]	120,300
	Dow Chemical Company
100,000	4.250%, 11/15/2020	106,764
	FMG Resources Property, Ltd.
120,000	8.250%, 11/1/2019[b]	128,700
	Novelis, Inc.
130,000	8.375%, 12/15/2017	142,675

	Total Basic Materials	598,668

Capital Goods (0.1%)
	Bombardier, Inc.
120,000	7.750%, 3/15/2020[b]	136,200
	Case New Holland, Inc.
120,000	7.875%, 12/1/2017	138,300
	Danaher Corporation
40,000	0.817%, 6/21/2013[c]	40,143

	Total Capital Goods	314,643

Collateralized Mortgage Obligations (<0.1%)
	Sequoia Mortgage Trust
171,752	5.352%, 9/20/2046	54,002
	WaMu Mortgage Pass Through Certificates
106,984	5.835%, 9/25/2036	74,051
158,570	5.934%, 10/25/2036	107,848

	Total Collateralized Mortgage Obligations	235,901

Commercial Mortgage-Backed Securities (0.1%)
	Credit Suisse Mortgage Capital Certificates
250,000	5.509%, 9/15/2039	240,392

	Total Commercial Mortgage- Backed Securities	240,392

Communications Services (0.3%)
	Cablevision Systems Corporation
130,000	8.625%, 9/15/2017	144,950
	CBS Corporation
50,000	7.875%, 7/30/2030	64,639
50,000	5.900%, 10/15/2040	57,827
	CCO Holdings, LLC
110,000	7.000%, 1/15/2019	116,875
	Clear Channel Worldwide Holdings, Inc.
120,000	9.250%, 12/15/2017	132,300
	Cox Communications, Inc.
100,000	6.950%, 6/1/2038[b]	117,231
	EH Holding Corporation
130,000	6.500%, 6/15/2019[b]	135,362
	Intelsat Jackson Holdings SA
130,000	7.250%, 4/1/2019[b]	135,850
	Level 3 Financing, Inc.
130,000	8.625%, 7/15/2020[b]	133,250
	Nara Cable Funding, Ltd.
70,000	8.875%, 12/1/2018[b,d]	66,500
	NII Capital Corporation
80,000	7.625%, 4/1/2021	82,000

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
3

Aggressive Allocation Fund

Schedule of Investments as of January 31, 2012

(unaudited)

Principal Amount	Long-Term Fixed Income (5.4%)	Value

Communications Services (0.3%) - continued
	Sprint Nextel Corporation
$120,000	9.000%, 11/15/2018[b]	$129,300
	UPCB Finance V, Ltd.
120,000	7.250%, 11/15/2021[b]	125,400

	Total Communications Services	1,441,484

Consumer Cyclical (0.2%)
	Chrysler Group, LLC
200,000	8.000%, 6/15/2019[b]	192,000
	Home Depot, Inc.
100,000	5.875%, 12/16/2036	124,616
	Lennar Corporation
120,000	12.250%, 6/1/2017	151,200
	MGM Resorts International
100,000	11.125%, 11/15/2017	113,750
	Rite Aid Corporation
120,000	7.500%, 3/1/2017	122,400
	Starwood Hotels & Resorts Worldwide, Inc.
130,000	6.750%, 5/15/2018	149,175
	Toys R Us Property Company II, LLC
120,000	8.500%, 12/1/2017	128,550
	West Corporation
60,000	7.875%, 1/15/2019	62,850

	Total Consumer Cyclical	1,044,541

Consumer Non-Cyclical (0.3%)
	Altria Group, Inc.
100,000	9.950%, 11/10/2038	154,717
	Anheuser-Busch Companies, Inc.
50,000	6.450%, 9/1/2037	68,507
	Anheuser-Busch InBev Worldwide, Inc.
70,000	0.927%, 7/14/2014[c]	69,908
50,000	8.200%, 1/15/2039	78,609
	Community Health Systems, Inc.
128,000	8.875%, 7/15/2015	133,120
	Fresenius Medical Care US Finance II, Inc.
100,000	5.625%, 7/31/2019[b]	102,625
	HCA, Inc.
110,000	7.500%, 2/15/2022	117,700
	JBS USA, LLC/JBS USA Finance, Inc.
130,000	7.250%, 6/1/2021[b]	123,175
	Kinetic Concepts, Inc./KCI USA, Inc.
110,000	10.500%, 11/1/2018[b]	112,200
	Kraft Foods, Inc.
50,000	5.375%, 2/10/2020	58,393
50,000	7.000%, 8/11/2037	66,176
	Reynolds Group Issuer, Inc.
120,000	6.875%, 2/15/2021[b]	125,100
	UnitedHealth Group, Inc.
50,000	6.875%, 2/15/2038	68,390
50,000	5.700%, 10/15/2040	60,440

Principal Amount	Long-Term Fixed Income (5.4%)	Value

Consumer Non-Cyclical (0.3%) - continued
	Valeant Pharmaceuticals International
$120,000	6.875%, 12/1/2018[b]	$122,850

	Total Consumer Non-Cyclical	1,461,910

Energy (0.1%)
	Denbury Resources, Inc.
100,000	6.375%, 8/15/2021	108,250
	Forest Oil Corporation
70,000	7.250%, 6/15/2019	70,000
	Harvest Operations Corporation
130,000	6.875%, 10/1/2017[b]	137,150
	Linn Energy, LLC
120,000	7.750%, 2/1/2021	129,300
	Markwest Energy Partners, LP/Markwest Energy Finance Corporation
130,000	6.500%, 8/15/2021	139,425
	Weatherford International, Ltd.
100,000	6.750%, 9/15/2040	118,561

	Total Energy	702,686

Financials (0.2%)
	Ally Financial, Inc.
130,000	8.000%, 3/15/2020	143,000
	AXA SA
100,000	6.379%, 12/29/2049[b,e]	74,750
	BBVA International Preferred SA Unipersonal
50,000	5.919%, 12/29/2049[e]	36,035
	CIT Group, Inc.
120,000	7.000%, 5/1/2017	120,150
	General Electric Capital Corporation
100,000	6.750%, 3/15/2032	119,749
	HCP, Inc.
100,000	6.750%, 2/1/2041	122,905
	Health Care REIT, Inc.
40,000	6.500%, 3/15/2041	43,612
	Icahn Enterprises, LP
70,000	8.000%, 1/15/2018	72,625
	International Lease Finance Corporation
130,000	5.750%, 5/15/2016	128,165
	MetLife Capital Trust IV
100,000	7.875%, 12/15/2037[b]	106,750
	Prudential Financial, Inc.
100,000	6.200%, 11/15/2040	111,137
	Reinsurance Group of America, Inc.
50,000	6.750%, 12/15/2065	45,035
	XL Group plc
100,000	6.250%, 5/15/2027	104,717
50,000	6.500%, 12/31/2049[e]	41,687

	Total Financials	1,270,317

Mortgage-Backed Securities (3.0%)
	Federal National Mortgage Association Conventional 15- Yr. Pass Through
4,700,000	3.000%, 2/1/2027[d]	4,899,017

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
4

Aggressive Allocation Fund

Schedule of Investments as of January 31, 2012

(unaudited)

Principal Amount	Long-Term Fixed Income (5.4%)	Value

Mortgage-Backed Securities (3.0%) - continued
	Federal National Mortgage Association Conventional 30- Yr. Pass Through
$7,875,000	4.000%, 2/1/2042[d]	$8,324,119
1,800,000	4.500%, 2/1/2042[d]	1,923,469
1,312,500	5.000%, 2/1/2042[d]	1,417,295
312,500	6.000%, 2/1/2042[d]	343,470

	Total Mortgage-Backed Securities	16,907,370

Technology (<0.1%)
	Seagate HDD Cayman
100,000	7.750%, 12/15/2018	110,750

	Total Technology	110,750

Transportation (<0.1%)
	Avis Budget Car Rental, LLC/Avis Budget Finance, Inc.
120,000	8.250%, 1/15/2019	126,300

	Total Transportation	126,300

U.S. Government and Agencies (0.7%)
	U.S. Treasury Notes
2,150,000	2.500%, 4/30/2015	2,299,829
1,050,000	3.125%, 5/15/2021	1,179,938
550,000	4.375%, 5/15/2040	709,758

	Total U.S. Government and Agencies	4,189,525

Utilities (0.1%)
	AES Corporation
110,000	7.375%, 7/1/2021[b]	121,550
	Dominion Resources, Inc.
50,000	2.879%, 9/30/2066[c]	43,299
	Energy Transfer Partners, LP
28,000	6.625%, 10/15/2036	29,972
50,000	7.500%, 7/1/2038	57,956
	Southern Union Company
100,000	3.447%, 11/1/2066[c]	95,250

	Total Utilities	348,027

	Total Long-Term Fixed Income (cost $29,088,588)	30,032,827

Principal Amount	Short-Term Investments (6.5%)[f]	Value
	Federal Home Loan Bank Discount Notes
5,000,000	0.020%, 2/1/2012[g]	5,000,000
3,000,000	0.010%, 2/3/2012[g]	2,999,998
5,000,000	0.005%, 2/8/2012[g]	4,999,995
5,000,000	0.020%, 2/10/2012[g]	4,999,975
5,000,000	0.036%, 2/17/2012[g]	4,999,920
	Federal Home Loan Mortgage Corporation Discount Notes
5,000,000	0.030%, 2/8/2012[g]	4,999,971
5,000,000	0.025%, 2/21/2012[g]	4,999,931
	Federal National Mortgage Association Discount Notes
150,000	0.105%, 2/22/2012[g,h]	149,991

Principal Amount	Short-Term Investments (6.5%)[f]	Value

	U.S. Treasury Bills
3,000,000	0.045%, 2/9/2012[h]	$2,999,970

	Total Short-Term Investments (at amortized cost)	36,149,751

	Total Investments (cost $550,144,008) 102.5%	$573,231,084

	Other Assets and Liabilities, Net (2.5%)	(14,215,863)

	Total Net Assets 100.0%	$559,015,221

a	Non-income producing security.
b	Denotes securities sold under Rule 144A of the Securities Act of 1933, which exempts them from registration. These securities have been deemed liquid and may be resold to other dealers in the program or to other qualified institutional buyers. As of January 31, 2012, the value of these investments was $2,446,243 or 0.4% of total net assets.
c	Denotes variable rate securities. Variable rate securities are securities whose yields vary with a designated market index or market rate. The rate shown is as of January 31, 2012.
d	Denotes investments purchased on a when-issued or delayed delivery basis.
e	Denotes perpetual securities. Perpetual securities pay an indefinite stream of interest, but may be called by the issuer at an earlier date.
f	The interest rate shown reflects the yield, coupon rate or the discount rate at the date of purchase.
g	Denotes investments that benefit from credit enhancement or liquidity support provided by a third party bank, institution or government.
h	At January 31, 2012, $3,149,961 of investments were held on deposit with the counterparty and pledged as the initial margin deposit for open futures contracts.

Definitions:
ADR	-	American Depositary Receipt, which are certificates for an underlying foreign security’s shares held by an issuing U.S. depository bank.
REIT	-	Real Estate Investment Trust is a company that buys, develops, manages and/or sells real estate assets.
ETF	-	Exchange Traded Fund.

Unrealized Appreciation (Depreciation)

Gross unrealized appreciation and depreciation of investments, based on cost for federal income tax purposes, were as follows:

Gross unrealized appreciation	$46,284,610
Gross unrealized depreciation	(23,197,534)

Net unrealized appreciation (depreciation)	$23,087,076

Cost for federal income tax purposes	$550,144,008

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
5

Aggressive Allocation Fund

Schedule of Investments as of January 31, 2012

(unaudited)

Fair Valuation Measurements

The following table is a summary of the inputs used, as of January 31, 2012, in valuing Aggressive Allocation Fund’s assets carried at fair value.

Investments in Securities	Total	Level 1	Level 2	Level 3
Mutual Funds
Equity Mutual Funds	344,144,839	344,144,839	–	–
Fixed Income Mutual Funds	27,202,472	27,202,472	–	–
Common Stock
Consumer Discretionary	16,453,009	16,453,009	–	–
Consumer Staples	11,864,513	11,864,513	–	–
Energy	14,176,489	13,472,656	703,833	–
Financials	18,097,289	18,097,289	–	–
Health Care	18,067,378	18,067,378	–	–
Industrials	17,478,690	17,478,690	–	–
Information Technology	31,755,502	31,755,502	–	–
Materials	4,156,720	4,156,720	–	–
Telecommunications Services	826,035	826,035	–	–
Utilities	2,825,570	2,825,570	–	–
Long-Term Fixed Income
Asset-Backed Securities	1,040,313	–	1,040,313	–
Basic Materials	598,668	–	598,668	–
Capital Goods	314,643	–	314,643	–
Collateralized Mortgage Obligations	235,901	–	235,901	–
Commercial Mortgage-Backed Securities	240,392	–	240,392	–
Communications Services	1,441,484	–	1,441,484	–
Consumer Cyclical	1,044,541	–	1,044,541	–
Consumer Non-Cyclical	1,461,910	–	1,461,910	–
Energy	702,686	–	702,686	–
Financials	1,270,317	–	1,270,317	–
Mortgage-Backed Securities	16,907,370	–	16,907,370	–
Technology	110,750	–	110,750	–
Transportation	126,300	–	126,300	–
U.S. Government and Agencies	4,189,525	–	4,189,525	–
Utilities	348,027	–	348,027	–
Short-Term Investments	36,149,751	–	36,149,751	–

Total	$573,231,084	$506,344,673	$66,886,411	$–

Other Financial Instruments	Total	Level 1	Level 2	Level 3
Asset Derivatives
Futures Contracts	6,378,846	6,378,846	–	–
Credit Default Swaps	114,008	–	114,008	–

Total Asset Derivatives	$6,492,854	$6,378,846	$114,008	$–

Liability Derivatives
Futures Contracts	7,840,806	7,840,806	–	–

Total Liability Derivatives	$7,840,806	$7,840,806	$–	$–

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
6

Aggressive Allocation Fund

Schedule of Investments as of January 31, 2012

(unaudited)

Futures Contracts	Number of Contracts Long/(Short)	Expiration Date	Notional Principal Amount	Value	Unrealized Gain/(Loss)
2-Yr. U.S. Treasury Bond Futures	(10)	March 2012	($2,204,657)	($2,207,500)	($2,843)
20-Yr. U.S. Treasury Bond Futures	15	March 2012	2,167,546	2,181,563	14,017
Mini MSCI EAFE Index Futures	67	March 2012	4,753,475	4,976,760	223,285
Russell 2000 Index Mini-Futures	(621)	March 2012	(45,310,892)	(49,133,520)	(3,822,628)
S&P 400 Index Mini-Futures	(601)	March 2012	(52,172,155)	(56,187,490)	(4,015,335)
S&P 500 Index Futures	318	March 2012	97,860,356	104,001,900	6,141,544
Total Futures Contracts					($1,461,960)

Credit Default Swaps and Counterparty	Buy/Sell Protection[1]	Termination Date	Notional Principal Amount[2]	Upfront Payments Received (Made)	Value[3]	Unrealized Gain/(Loss)
CDX HY, Series 17, 5 Year, at	Sell	12/20/2016	$1,960,000	$166,915	($52,907)	$114,008
5.00%; J.P. Morgan Chase and Co.
Total Credit Default Swaps					($52,907)	$114,008

1	As the buyer of protection, Aggressive Allocation Fund pays periodic fees in return for payment by the seller which is contingent upon an adverse credit event occurring in the underlying issuer or reference entity. As the seller of protection, Moderately Aggressive Allocation Fund collects periodic fees from the buyer and profits if the credit of the underlying issuer or reference entity remains stable or improves while the swap is outstanding, but the seller in a credit default swap contract would be required to pay the amount of credit loss, determined as specified in the agreement, to the buyer in the event of an adverse credit event in the reference entity.
2	The maximum potential amount of future payments Moderately Aggressive Allocation Fund could be required to make as the seller or receive as the buyer of protection.
3	The values for credit indexes (CDX or LCDX) serve as an indicator of the current status of the payment/performance risk and represent the liability or profit for the credit default swap contract had the contract been closed as of the reporting date. When protection has been sold, the value of the swap will increase when the swap spread declines representing an improvement in the reference entity’s credit worthiness. The value of the swap will decrease when the swap spread increases representing a deterioration in the reference entity’s credit worthiness. When protection has been purchased, the value of the swap will increase when the swap spread increases representing a deterioration in the reference entity’s credit worthiness. The value of the swap will decrease when the swap spread declines representing an improvement in the reference entity’s credit worthiness.

Investment in Affiliates

Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Fund’s holdings of an issuer represent 5% or more of the outstanding voting securities of an issuer, or any affiliated mutual fund.

A summary of transactions for the fiscal year to date, in Aggressive Allocation Fund, is as follows:

Fund	Value October 31, 2011	Gross Purchases	Gross Sales	Shares Held at January 31, 2012	Value January 31, 2012	Income Earned November 1, 2011 - January 31, 2012
Natural Resources	$10,180,455	$5,014,701	$–	1,505,642	$15,191,932	$14,701
Partner Small Cap Growth	44,357,797	–	2,000,000	3,537,097	44,921,126	–
Partner Small Cap Value	11,425,311	196,031	1,000,000	701,978	11,407,148	75,784
Small Cap Stock	15,026,295	–	–	1,004,432	16,050,816	–
Mid Cap Growth	32,808,108	245,390	–	1,669,389	33,771,734	–
Partner Mid Cap Value	18,418,798	148,414	–	1,600,892	19,194,695	148,414
Mid Cap Stock	28,204,069	–	–	1,827,872	29,447,023	–
Partner Worldwide Allocation	83,215,986	872,371	–	10,089,922	84,755,344	872,371
Large Cap Growth	35,093,059	2,326	–	6,646,866	36,158,952	2,326
Large Cap Value	29,117,144	559,768	–	2,275,936	30,816,170	559,768
Large Cap Stock	27,521,460	213,407	10,000,000	824,079	18,228,635	213,407
Equity Income Plus	4,031,097	18,599	–	458,653	4,201,264	18,599
High Yield	5,190,125	99,289	191,357	1,079,863	5,194,141	99,034
Income	–	11,061,768	–	1,271,354	11,315,053	61,659
Government Bond	11,849,412	285,956	1,382,714	1,006,900	10,693,278	40,868
Total Value and Income Earned	356,439,116				371,347,311	2,106,931

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
7

Moderately Aggressive Allocation Fund

Schedule of Investments as of January 31, 2012

(unaudited)

Shares	Mutual Funds (69.9%)	Value

Equity Mutual Funds (53.4%)
3,041,479	Thrivent Natural Resources Fund	$30,688,521
3,151,900	Thrivent Partner Small Cap Growth Fund[a]	40,029,128
1,671,574	Thrivent Partner Small Cap Value Fund	27,163,084
1,344,712	Thrivent Small Cap Stock Fund[a]	21,488,490
1,772,686	Thrivent Mid Cap Growth Fund	35,861,447
3,639,699	Thrivent Partner Mid Cap Value Fund	43,639,996
4,016,385	Thrivent Mid Cap Stock Fund[a]	64,703,956
19,423,219	Thrivent Partner Worldwide Allocation Fund	163,155,041
14,262,471	Thrivent Large Cap Growth Fund	77,587,843
7,437,992	Thrivent Large Cap Value Fund	100,710,416
3,297,726	Thrivent Large Cap Stock Fund	72,945,697
1,162,417	Thrivent Equity Income Plus Fund	10,647,739

	Total Equity Mutual Funds	688,621,358

Fixed Income Mutual Funds (16.5%)
10,582,781	Thrivent High Yield Fund	50,903,176
9,887,560	Thrivent Income Fund	87,999,288
2,327,420	Thrivent Government Bond Fund	24,717,196
3,929,275	Thrivent Limited Maturity Bond Fund	48,801,594

	Total Fixed Income Mutual Funds	212,421,254

	Total Mutual Funds (cost $898,152,596)	901,042,612

Shares	Common Stock (17.9%)	Value

Consumer Discretionary (2.1%)
12,300	Amazon.com, Inc.[a]	2,391,612
8,938	Autoliv, Inc.	563,899
30,300	Big Lots, Inc.[a]	1,196,547
7,465	BJ’s Restaurants, Inc.[a]	373,474
14,936	Buffalo Wild Wings, Inc.[a]	994,140
8,420	CBS Corporation	239,802
10,100	Charter Communications, Inc.[a]	582,164
40,800	Coach, Inc.	2,858,040
62,200	Comcast Corporation	1,653,898
8,569	Delphi Automotive plc[a]	229,906
19,406	Discovery Communications, Inc.[a]	832,129
6,468	Dollar Tree, Inc.[a]	548,551
45,688	Foot Locker, Inc.	1,198,853
26,400	Ford Motor Company	327,888
10,880	Harley-Davidson, Inc.	480,787
19,500	Home Depot, Inc.	865,605
5,260	J.C. Penney Company, Inc.	218,553
34,113	Las Vegas Sands Corporation[a]	1,675,290
20,710	Life Time Fitness, Inc.[a]	1,017,689
16,070	Lowe’s Companies, Inc.	431,158
15,322	Macy’s, Inc.	516,198
8,600	McDonald’s Corporation	851,830
3,378	Meredith Corporation	106,373
43,510	News Corporation	847,140
18,420	Omnicom Group, Inc.	840,136
3,665	Panera Bread Company[a]	543,336
80,279	Pier 1 Imports, Inc.[a]	1,248,339
2,500	Priceline.com, Inc.[a]	1,323,700
18,804	Signet Jewelers, Ltd.	857,086
6,800	Time Warner Cable, Inc.	501,296

Shares	Common Stock (17.9%)	Value

Consumer Discretionary (2.1%) - continued
22,658	WMS Industries, Inc.[a]	$495,984

	Total Consumer Discretionary	26,811,403

Consumer Staples (1.6%)
38,700	Altria Group, Inc.	1,099,080
22,762	Anheuser-Busch InBev NV ADR	1,383,929
11,956	British American Tobacco plc ADR	1,102,463
54,851	Coca-Cola Company	3,704,088
16,100	Colgate-Palmolive Company	1,460,592
51,400	ConAgra Foods, Inc.	1,370,838
31,098	Corn Products International, Inc.	1,725,628
10,940	CVS Caremark Corporation	456,745
11,140	Diageo plc ADR	986,893
30,787	Kraft Foods, Inc.	1,179,142
43,317	Philip Morris International, Inc.	3,238,812
9,948	TreeHouse Foods, Inc.[a]	562,460
34,500	Wal-Mart Stores, Inc.	2,116,920

	Total Consumer Staples	20,387,590

Energy (1.9%)
24,814	Alpha Natural Resources, Inc.[a]	499,258
16,290	Apache Corporation	1,610,755
71,625	Arch Coal, Inc.	1,033,549
12,510	Chevron Corporation	1,289,531
18,210	ConocoPhillips	1,242,104
46,139	ENSCO International plc ADR	2,428,757
14,630	EOG Resources, Inc.	1,552,828
30,100	Exxon Mobil Corporation	2,520,574
31,800	Helix Energy Solutions Group, Inc.[a]	523,110
55,600	Marathon Oil Corporation	1,745,284
9,991	National Oilwell Varco, Inc.	739,134
9,200	Newfield Exploration Company[a]	347,852
4,550	Occidental Petroleum Corporation	453,953
126,663	Patriot Coal Corporation[a]	962,639
28,441	Peabody Energy Corporation	969,554
78,182	Petroleum Geo-Services ASA[a]	1,004,309
14,000	Southwestern Energy Company[a]	435,960
27,195	Swift Energy Company[a]	901,514
49,420	Valero Energy Corporation	1,185,586
170,230	Weatherford International, Ltd.[a]	2,849,650

	Total Energy	24,295,901

Financials (2.6%)
11,250	ACE, Ltd.	783,000
9,665	Affiliated Managers Group, Inc.[a]	971,429
3,500	Allied World Assurance Company Holdings AG	215,355
10,600	American Campus Communities, Inc.	453,680
13,220	Aon Corporation	640,245
19,300	Apartment Investment & Management Company	474,008
8,200	Aspen Insurance Holdings, Ltd.	217,792
28,600	CBL & Associates Properties, Inc.	496,782
18,300	Citigroup, Inc.	562,176
2,100	CME Group, Inc.	502,971
5,000	Delphi Financial Group, Inc.	222,550
37,200	Discover Financial Services	1,011,096
23,000	Douglas Emmett, Inc.	480,930

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
8

Moderately Aggressive Allocation Fund

Schedule of Investments as of January 31, 2012

(unaudited)

Shares	Common Stock (17.9%)	Value

Financials (2.6%) - continued
31,629	Duke Realty Corporation	$423,512
11,600	Endurance Specialty Holdings, Ltd.	433,840
6,600	Equity Lifestyle Properties, Inc.	462,924
27,147	Equity One, Inc.	511,721
116,500	Fifth Third Bancorp	1,515,665
4,220	Goldman Sachs Group, Inc.	470,403
36,082	HCC Insurance Holdings, Inc.	1,001,636
8,000	Home Properties, Inc.	476,640
39,635	Host Hotels & Resorts, Inc.	650,807
15,000	iShares Russell 2000 Index Fund	1,186,050
69,928	J.P. Morgan Chase & Company	2,608,314
39,870	KKR & Company, LP	557,383
14,336	Lazard, Ltd.	411,730
9,700	M&T Bank Corporation	773,478
12,760	MetLife, Inc.	450,811
21,200	NASDAQ OMX Group, Inc.[a]	525,336
11,600	Northern Trust Corporation	478,036
24,000	Och-Ziff Capital Management Group, LLC	238,320
66,946	Ocwen Financial Corporation[a]	963,353
678,570	Popular, Inc.[a]	1,065,355
2,800	ProAssurance Corporation	228,564
37,340	Progressive Corporation	757,255
6,600	S&P 500 Large Index Depository Receipts	865,986
21,520	State Street Corporation	843,154
20,600	SunTrust Banks, Inc.	423,742
10,030	SVB Financial Group[a]	582,141
15,100	Tanger Factory Outlet Centers, Inc.	445,450
3,522	Taubman Centers, Inc.	236,080
20,000	Torchmark Corporation	913,400
10,700	Tower Group, Inc.	231,013
38,370	Unum Group	875,987
5,610	Vanguard REIT ETF	346,025
26,773	W.R. Berkley Corporation	917,511
72,340	Wells Fargo & Company	2,113,051
83,398	Zions Bancorporation	1,404,422

	Total Financials	33,421,109

Health Care (2.4%)
5,000	Alexion Pharmaceuticals, Inc.[a]	383,800
43,000	Align Technology, Inc.[a]	1,013,080
22,919	Amgen, Inc.	1,556,429
35,470	Baxter International, Inc.	1,967,876
92,000	Bristol-Myers Squibb Company	2,966,080
6,051	C.R. Bard, Inc.	559,839
23,590	Covance, Inc.[a]	1,033,478
14,300	Coventry Health Care, Inc.[a]	430,001
15,810	Covidien plc	814,215
78,500	Eli Lilly and Company	3,119,590
38,800	Gilead Sciences, Inc.[a]	1,894,992
44,863	Health Net, Inc.[a]	1,693,130
23,700	Hologic, Inc.[a]	483,243
18,170	Johnson & Johnson	1,197,585
11,136	McKesson Corporation	910,034
29,060	Merck & Company, Inc.	1,111,836
70,350	Mylan, Inc.[a]	1,459,762
119,166	Pfizer, Inc.	2,550,152
41,304	PSS World Medical, Inc.[a]	1,002,448
17,400	Thoratec Corporation[a]	511,560
29,302	United Therapeutics Corporation[a]	1,441,072

Shares	Common Stock (17.9%)	Value

Health Care (2.4%) - continued
41,301	UnitedHealth Group, Inc.	$2,138,979
6,042	Varian Medical Systems, Inc.[a]	397,987
5,000	Waters Corporation[a]	432,850
6,742	Zimmer Holdings, Inc.[a]	409,576

	Total Health Care	31,479,594

Industrials (2.3%)
16,200	3M Company	1,404,702
8,682	Actuant Corporation	220,089
15,500	Boeing Company	1,149,790
13,600	C.H. Robinson Worldwide, Inc.	936,224
5,950	Caterpillar, Inc.	649,264
12,389	Chicago Bridge and Iron Company	527,524
17,165	CSX Corporation	387,071
11,200	Cummins, Inc.	1,164,800
41,470	Deluxe Corporation	1,060,388
6,607	Dover Corporation	418,950
37,823	EMCOR Group, Inc.	1,090,437
9,928	Expeditors International of Washington, Inc.	443,285
3,500	Fluor Corporation	196,840
39,131	FTI Consulting, Inc.[a]	1,675,589
24,300	GATX Corporation	1,043,442
112,761	General Electric Company	2,109,758
20,456	Honeywell International, Inc.	1,187,266
13,000	L-3 Communications Holdings, Inc.	919,620
138,741	Manitowoc Company, Inc.	1,864,679
7,600	Manpower, Inc.	304,836
22,624	Oshkosh Corporation[a]	549,311
18,584	Parker Hannifin Corporation	1,499,357
41,700	Pitney Bowes, Inc.	791,049
6,400	Precision Castparts Corporation	1,047,552
13,900	Republic Services, Inc.	406,992
38,082	Shaw Group, Inc.[a]	1,033,545
19,976	SPX Corporation	1,390,929
11,900	Tyco International, Ltd.	606,305
6,815	Union Pacific Corporation	779,023
32,010	United Technologies Corporation	2,507,983
4,070	WESCO International, Inc.[a]	255,922

	Total Industrials	29,622,522

Information Technology (3.9%)
37,500	ADTRAN, Inc.	1,298,625
16,551	Akamai Technologies, Inc.[a]	533,770
9,100	Alliance Data Systems Corporation[a]	1,008,280
14,002	Apple, Inc.[a]	6,391,633
105,800	Atmel Corporation[a]	1,027,318
4,400	Baidu.com, Inc. ADR[a]	561,088
18,650	Broadcom Corporation[a]	640,441
31,800	Cavium, Inc.[a]	1,022,052
50,540	Cisco Systems, Inc.	992,100
17,841	Cognizant Technology Solutions Corporation[a]	1,280,092
38,249	eBay, Inc.[a]	1,208,668
5,065	F5 Networks, Inc.[a]	606,483
3,477	Google, Inc.[a]	2,017,043
79,600	Intel Corporation	2,103,032
4,747	International Business Machines Corporation	914,272
12,270	Itron, Inc.[a]	475,953
22,921	Juniper Networks, Inc.[a]	479,737

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
9

Moderately Aggressive Allocation Fund

Schedule of Investments as of January 31, 2012

(unaudited)

Shares	Common Stock (17.9%)	Value

Information Technology (3.9%) - continued
21,600	KLA-Tencor Corporation	$1,104,408
187,353	Microsoft Corporation	5,532,534
90,435	Monster Worldwide, Inc.[a]	651,132
12,100	NetApp, Inc.[a]	456,654
37,207	NVIDIA Corporation[a]	549,547
122,590	Oracle Corporation	3,457,038
30,510	Plantronics, Inc.	1,136,192
1,907	Plexus Corporation[a]	69,129
15,326	Polycom, Inc.[a]	305,754
24,900	QUALCOMM, Inc.	1,464,618
8,003	Salesforce.com, Inc.[a]	934,750
136,185	Teradyne, Inc.[a]	2,226,625
79,140	Texas Instruments, Inc.	2,562,553
61,247	TIBCO Software, Inc.[a]	1,596,709
47,500	VeriFone Systems, Inc.[a]	2,028,250
8,262	VMware, Inc.[a]	754,073
71,515	Xilinx, Inc.	2,563,813

	Total Information Technology	49,954,366

Materials (0.6%)
9,893	Albemarle Corporation	636,219
45,970	Alcoa, Inc.	467,055
99,338	Freeport-McMoRan Copper & Gold, Inc.	4,590,409
5,590	LyondellBasell Industries NV	240,929
6,058	Sigma-Aldrich Corporation	412,186
13,686	Silgan Holdings, Inc.	568,790
38,188	Steel Dynamics, Inc.	609,099

	Total Materials	7,524,687

Telecommunications Services (0.1%)
48,103	Verizon Communications, Inc.	1,811,559

	Total Telecommunications Services	1,811,559

Utilities (0.4%)
25,400	CMS Energy Corporation	554,482
25,010	Exelon Corporation	994,898
35,780	NiSource, Inc.	813,279
34,627	NV Energy, Inc.	560,957
54,700	PNM Resources, Inc.	974,207
3,600	Public Service Enterprise Group, Inc.	109,224
23,582	Southwest Gas Corporation	985,728
12,088	UGI Corporation	325,288

	Total Utilities	5,318,063

	Total Common Stock (cost $212,305,553)	230,626,794

Principal Amount	Long-Term Fixed Income (8.7%)	Value

Asset-Backed Securities (0.4%)
	Citigroup Mortgage Loan Trust, Inc.
844,094	0.426%, 8/25/2036[b]	647,256
	GSAMP Trust
829,256	0.456%, 2/25/2036[b]	657,555
	J.P. Morgan Mortgage Acquisition Corporation
2,000,000	5.461%, 10/25/2036	1,562,210

Principal Amount	Long-Term Fixed Income (8.7%)	Value

Asset-Backed Securities (0.4%) - continued
	Morgan Stanley Capital, Inc.
$781,435	0.426%, 2/25/2037[b]	$425,709
	Renaissance Home Equity Loan Trust
3,409,349	5.746%, 5/25/2036	1,555,185
1,780,000	6.011%, 5/25/2036	709,828

	Total Asset-Backed Securities	5,557,743

Basic Materials (0.2%)
	ArcelorMittal
650,000	7.000%, 10/15/2039	651,490
	Arch Coal, Inc.
270,000	7.000%, 6/15/2019[c]	270,675
	Dow Chemical Company
650,000	4.250%, 11/15/2020	693,963
	FMG Resources Property, Ltd.
325,000	8.250%, 11/1/2019[c]	348,563
	Novelis, Inc.
325,000	8.375%, 12/15/2017	356,688

	Total Basic Materials	2,321,379

Capital Goods (0.1%)
	Bombardier, Inc.
280,000	7.750%, 3/15/2020[c]	317,800
	Case New Holland, Inc.
325,000	7.875%, 12/1/2017	374,562
	Danaher Corporation
260,000	0.817%, 6/21/2013[b]	260,932

	Total Capital Goods	953,294

Collateralized Mortgage Obligations (0.4%)
	Citigroup Mortgage Loan Trust, Inc.
384,065	5.500%, 11/25/2035	328,271
	CitiMortgage Alternative Loan Trust
1,282,851	5.750%, 4/25/2037	852,208
	Countrywide Alternative Loan Trust
264,345	6.000%, 1/25/2037	174,756
1,139,627	5.500%, 5/25/2037	787,936
961,007	7.000%, 10/25/2037	560,272
	Countrywide Home Loans, Inc.
643,882	5.750%, 4/25/2037	557,475
	Deutsche Alt-A Securities, Inc.
244,859	5.500%, 10/25/2021	234,145
422,839	6.000%, 10/25/2021	371,316
	J.P. Morgan Mortgage Trust
116,039	4.935%, 10/25/2036	87,530
	MASTR Alternative Loans Trust
305,186	6.500%, 7/25/2034	318,917
	Merrill Lynch Alternative Note Asset Trust
304,052	6.000%, 3/25/2037	217,822
	Sequoia Mortgage Trust
453,917	5.352%, 9/20/2046	142,721
	WaMu Mortgage Pass Through Certificates
209,104	5.835%, 9/25/2036	144,735

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
10

Moderately Aggressive Allocation Fund

Schedule of Investments as of January 31, 2012

(unaudited)

Principal Amount	Long-Term Fixed Income (8.7%)	Value

Collateralized Mortgage Obligations (0.4%) - continued
$433,425	5.934%, 10/25/2036	$294,786

	Total Collateralized Mortgage Obligations	5,072,890

Commercial Mortgage-Backed Securities (0.9%)
	Banc of America Commercial Mortgage, Inc.
1,400,000	5.647%, 4/10/2049	1,553,864
2,550,000	5.624%, 6/10/2049	2,794,978
	Bear Stearns Commercial Mortgage Securities, Inc.
1,500,000	5.331%, 2/11/2044	1,610,525
	Credit Suisse First Boston Mortgage Securities
1,300,000	5.542%, 1/15/2049	1,403,940
	Credit Suisse Mortgage Capital Certificates
1,625,000	5.509%, 9/15/2039	1,562,551
	Greenwich Capital Commercial Funding Corporation
900,000	5.867%, 12/10/2049	835,850
	J.P. Morgan Chase Commercial Mortgage Securities Corporation
750,000	5.742%, 2/12/2049	735,706
	Morgan Stanley Capital, Inc.
450,000	5.406%, 3/15/2044	423,128
	Wachovia Bank Commercial Mortgage Trust
1,050,000	5.603%, 10/15/2048	1,036,492

	Total Commercial Mortgage- Backed Securities	11,957,034

Communications Services (0.4%)
	Cablevision Systems Corporation
325,000	8.625%, 9/15/2017	362,375
	CBS Corporation
325,000	7.875%, 7/30/2030	420,151
325,000	5.900%, 10/15/2040	375,877
	CCO Holdings, LLC
325,000	7.000%, 1/15/2019	345,313
	Clear Channel Worldwide Holdings, Inc.
325,000	9.250%, 12/15/2017	358,312
	Cox Communications, Inc.
650,000	6.950%, 6/1/2038[c]	762,000
	EH Holding Corporation
325,000	6.500%, 6/15/2019[c]	338,406
	Intelsat Jackson Holdings SA
270,000	7.250%, 4/1/2019[c]	282,150
	Level 3 Financing, Inc.
320,000	8.625%, 7/15/2020[c]	328,000
	Nara Cable Funding, Ltd.
340,000	8.875%, 12/1/2018[c,d]	323,000
	NII Capital Corporation
335,000	7.625%, 4/1/2021	343,375
	Sprint Nextel Corporation
270,000	9.000%, 11/15/2018[c]	290,925

Principal Amount	Long-Term Fixed Income (8.7%)	Value

Communications Services (0.4%) - continued
	UPCB Finance V, Ltd.
$270,000	7.250%, 11/15/2021[c]	$282,150

	Total Communications Services	4,812,034

Consumer Cyclical (0.2%)
	Chrysler Group, LLC
370,000	8.000%, 6/15/2019[c]	355,200
	Home Depot, Inc.
650,000	5.875%, 12/16/2036	810,004
	Lennar Corporation
280,000	12.250%, 6/1/2017	352,800
	MGM Resorts International
285,000	11.125%, 11/15/2017	324,188
	Rite Aid Corporation
325,000	7.500%, 3/1/2017	331,500
	Starwood Hotels & Resorts Worldwide, Inc.
270,000	6.750%, 5/15/2018	309,825
	Toys R Us Property Company II, LLC
330,000	8.500%, 12/1/2017	353,512
	West Corporation
150,000	7.875%, 1/15/2019	157,125

	Total Consumer Cyclical	2,994,154

Consumer Non-Cyclical (0.5%)
	Altria Group, Inc.
650,000	9.950%, 11/10/2038	1,005,661
	Anheuser-Busch Companies, Inc.
325,000	6.450%, 9/1/2037	445,299
	Anheuser-Busch InBev Worldwide, Inc.
455,000	0.927%, 7/14/2014[b]	454,405
325,000	8.200%, 1/15/2039	510,961
	Community Health Systems, Inc.
273,000	8.875%, 7/15/2015	283,920
	Fresenius Medical Care US Finance II, Inc.
245,000	5.625%, 7/31/2019[c]	251,431
	HCA, Inc.
325,000	7.500%, 2/15/2022	347,750
	JBS USA, LLC/JBS USA Finance, Inc.
270,000	7.250%, 6/1/2021[c]	255,825
	Kinetic Concepts, Inc./KCI USA, Inc.
325,000	10.500%, 11/1/2018[c]	331,500
	Kraft Foods, Inc.
325,000	5.375%, 2/10/2020	379,552
325,000	7.000%, 8/11/2037	430,143
	Reynolds Group Issuer, Inc.
260,000	6.875%, 2/15/2021[c]	271,050
	UnitedHealth Group, Inc.
325,000	6.875%, 2/15/2038	444,534
325,000	5.700%, 10/15/2040	392,858
	Valeant Pharmaceuticals International
325,000	6.875%, 12/1/2018[c]	332,719

	Total Consumer Non-Cyclical	6,137,608

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
11

Moderately Aggressive Allocation Fund

Schedule of Investments as of January 31, 2012

(unaudited)

Principal Amount	Long-Term Fixed Income (8.7%)	Value
Energy (0.2%)
	Denbury Resources, Inc.
$250,000	6.375%, 8/15/2021	$270,625
	Forest Oil Corporation
340,000	7.250%, 6/15/2019	340,000
	Harvest Operations Corporation
270,000	6.875%, 10/1/2017[c]	284,850
	Linn Energy, LLC
280,000	7.750%, 2/1/2021	301,700
	Markwest Energy Partners, LP/Markwest Energy Finance Corporation
325,000	6.500%, 8/15/2021	348,562
	Weatherford International, Ltd.
655,000	6.750%, 9/15/2040	776,574

	Total Energy	2,322,311

Financials (0.6%)
	Ally Financial, Inc.
325,000	8.000%, 3/15/2020	357,500
	AXA SA
650,000	6.379%, 12/29/2049[c,e]	485,875
	BBVA International Preferred SA Unipersonal
325,000	5.919%, 12/29/2049[e]	234,228
	CIT Group, Inc.
270,000	7.000%, 5/1/2017	270,338
	General Electric Capital Corporation
650,000	6.750%, 3/15/2032	778,367
	HCP, Inc.
650,000	6.750%, 2/1/2041	798,881
	Health Care REIT, Inc.
260,000	6.500%, 3/15/2041	283,477
	Icahn Enterprises, LP
340,000	8.000%, 1/15/2018	352,750
	International Lease Finance Corporation
325,000	5.750%, 5/15/2016	320,412
	MetLife Capital Trust IV
650,000	7.875%, 12/15/2037[c]	693,875
	Prudential Financial, Inc.
650,000	6.200%, 11/15/2040	722,388
	QBE Capital Funding III, Ltd.
650,000	7.250%, 5/24/2041[c]	574,810
	Reinsurance Group of America, Inc.
325,000	6.750%, 12/15/2065	292,729
	XL Group plc
650,000	6.250%, 5/15/2027	680,659
325,000	6.500%, 12/31/2049[e]	270,969
	XLIT, Ltd.
325	3.687%, 10/29/2049[b,f]	219,070

	Total Financials	7,336,328

Mortgage-Backed Securities (4.0%)
	Federal National Mortgage Association Conventional 15- Yr. Pass Through
8,500,000	3.000%, 2/1/2027[d]	8,859,924
	Federal National Mortgage Association Conventional 30- Yr. Pass Through
25,687,500	4.000%, 2/1/2042[d]	27,152,484

Principal Amount	Long-Term Fixed Income (8.7%)	Value
Mortgage-Backed Securities (4.0%) - continued
$8,900,000	4.500%, 2/1/2042[d]	$9,510,487
4,081,250	5.000%, 2/1/2042[d]	4,407,113
1,781,250	6.000%, 2/1/2042[d]	1,957,775

	Total Mortgage-Backed Securities	51,887,783

Technology (<0.1%)
	Seagate HDD Cayman
250,000	7.750%, 12/15/2018	276,875

	Total Technology	276,875

Transportation (<0.1%)
	Avis Budget Car Rental, LLC/Avis Budget Finance, Inc.
435,000	8.250%, 1/15/2019	457,838

	Total Transportation	457,838

U.S. Government and Agencies (0.7%)
	U.S. Treasury Notes
4,725,000	2.500%, 4/30/2015	5,054,276
2,350,000	3.125%, 5/15/2021	2,640,812
1,175,000	4.375%, 5/15/2040	1,516,301

	Total U.S. Government and Agencies	9,211,389

Utilities (0.1%)
	AES Corporation
330,000	7.375%, 7/1/2021[c]	364,650
	Dominion Resources, Inc.
325,000	2.879%, 9/30/2066[b]	281,446
	Energy Transfer Partners, LP
180,000	6.625%, 10/15/2036	192,679
325,000	7.500%, 7/1/2038	376,710
	Southern Union Company
650,000	3.447%, 11/1/2066[b]	619,125

	Total Utilities	1,834,610

	Total Long-Term Fixed Income (cost $111,295,199)	113,133,270

Principal Amount	Short-Term Investments (7.4%)[g]	Value
	Federal Home Loan Bank Discount Notes
3,000,000	0.010%, 2/3/2012[h]	2,999,998
3,000,000	0.030%, 2/10/2012[h]	2,999,978
20,000,000	0.030%, 2/17/2012[h]	19,999,738
25,000,000	0.015%, 3/2/2012[h,i]	24,999,688
10,000,000	0.015%, 3/7/2012[h]	9,999,854
10,000,000	0.030%, 3/16/2012[h]	9,999,633
	Federal Home Loan Mortgage Corporation Discount Notes
16,500,000	0.030%, 2/8/2012[h]	16,499,904
5,000,000	0.025%, 2/21/2012[h]	4,999,931
	Federal National Mortgage Association Discount Notes
400,000	0.105%, 2/22/2012[h,j]	399,976

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
12

Moderately Aggressive Allocation Fund

Schedule of Investments as of January 31, 2012

(unaudited)

Principal Amount	Short-Term Investments (7.4%)[g]	Value

	U.S. Treasury Bills
2,800,000	0.045%, 2/9/2012[j]	$2,799,972

	Total Short-Term Investments (at amortized cost)	95,698,672

	Total Investments (cost $1,317,452,020) 103.9%	$1,340,501,348

	Other Assets and Liabilities, Net (3.9%)	(49,874,299)

	Total Net Assets 100.0%	$1,290,627,049

a	Non-income producing security.
b	Denotes variable rate securities. Variable rate securities are securities whose yields vary with a designated market index or market rate. The rate shown is as of January 31, 2012.
c	Denotes securities sold under Rule 144A of the Securities Act of 1933, which exempts them from registration. These securities have been deemed liquid and may be resold to other dealers in the program or to other qualified institutional buyers. As of January 31, 2012, the value of these investments was $7,745,454 or 0.6% of total net assets.
d	Denotes investments purchased on a when-issued or delayed delivery basis.
e	Denotes perpetual securities. Perpetual securities pay an indefinite stream of interest, but may be called by the issuer at an earlier date.
f	This security is displayed in shares.
g	The interest rate shown reflects the yield, coupon rate or the discount rate at the date of purchase.
h	Denotes investments that benefit from credit enhancement or liquidity support provided by a third party bank, institution or government.
i	At January 31, 2012, $309,996 of investments were pledged as collateral with the custodian under the agreement between the counterparty, the custodian and the fund for open swap contracts.
j	At January 31, 2012, $3,199,949 of investments were held on deposit with the counterparty and pledged as the initial margin deposit for open futures contracts.

Definitions:
ADR	-	American Depositary Receipt, which are certificates for an underlying foreign security’s shares held by an issuing U.S. depository bank.
REIT	-	Real Estate Investment Trust is a company that buys, develops, manages and/or sells real estate assets.
ETF	-	Exchange Traded Fund.

Unrealized Appreciation (Depreciation)

Gross unrealized appreciation and depreciation of investments, based on cost for federal income tax purposes, were as follows:

Gross unrealized appreciation	$81,920,749
Gross unrealized depreciation	(58,871,421)

Net unrealized appreciation (depreciation)	$23,049,328

Cost for federal income tax purposes	$1,317,452,020

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
13

Moderately Aggressive Allocation Fund

Schedule of Investments as of January 31, 2012

(unaudited)

Fair Valuation Measurements

The following table is a summary of the inputs used, as of January 31, 2012, in valuing Moderately Aggressive Allocation Fund’s assets carried at fair value.

Investments in Securities	Total	Level 1	Level 2	Level 3
Mutual Funds
Equity Mutual Funds	688,621,358	688,621,358	–	–
Fixed Income Mutual Funds	212,421,254	212,421,254	–	–
Common Stock
Consumer Discretionary	26,811,403	26,811,403	–	–
Consumer Staples	20,387,590	20,387,590	–	–
Energy	24,295,901	23,291,592	1,004,309	–
Financials	33,421,109	33,421,109	–	–
Health Care	31,479,594	31,479,594	–	–
Industrials	29,622,522	29,622,522	–	–
Information Technology	49,954,366	49,954,366	–	–
Materials	7,524,687	7,524,687	–	–
Telecommunications Services	1,811,559	1,811,559	–	–
Utilities	5,318,063	5,318,063	–	–
Long-Term Fixed Income
Asset-Backed Securities	5,557,743	–	5,557,743	–
Basic Materials	2,321,379	–	2,321,379	–
Capital Goods	953,294	–	953,294	–
Collateralized Mortgage Obligations	5,072,890	–	5,072,890	–
Commercial Mortgage-Backed
Securities	11,957,034	–	11,957,034	–
Communications Services	4,812,034	–	4,812,034	–
Consumer Cyclical	2,994,154	–	2,994,154	–
Consumer Non-Cyclical	6,137,608	–	6,137,608	–
Energy	2,322,311	–	2,322,311	–
Financials	7,336,328	–	7,336,328	–
Mortgage-Backed Securities	51,887,783	–	51,887,783	–
Technology	276,875	–	276,875	–
Transportation	457,838	–	457,838	–
U.S. Government and Agencies	9,211,389	–	9,211,389	–
Utilities	1,834,610	–	1,834,610	–
Short-Term Investments	95,698,672	–	95,698,672	–
Total	$1,340,501,348	$1,130,665,097	$209,836,251	$–

Other Financial Instruments	Total	Level 1	Level 2	Level 3
Asset Derivatives
Futures Contracts	6,850,952	6,850,952	–	–
Credit Default Swaps	199,514	–	199,514	–
Total Asset Derivatives	$7,050,466	$6,850,952	$199,514	$–

Liability Derivatives
Futures Contracts	8,173,310	8,173,310	–	–
Total Liability Derivatives	$8,173,310	$8,173,310	$–	$–

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
14

Moderately Aggressive Allocation Fund

Schedule of Investments as of January 31, 2012

(unaudited)

Futures Contracts	Number of Contracts Long/(Short)	Expiration Date	Notional Principal Amount	Value	Unrealized Gain/(Loss)
2-Yr. U.S. Treasury Bond Futures	(60)	March 2012	($13,227,942)	($13,245,000)	($17,058)
10-Yr. U.S. Treasury Bond Futures	10	March 2012	1,310,499	1,322,500	12,001
20-Yr. U.S. Treasury Bond Futures	65	March 2012	9,343,948	9,453,437	109,489
Mini MSCI EAFE Index Futures	250	March 2012	17,582,636	18,570,000	987,364
Russell 2000 Index Mini-Futures	(651)	March 2012	(47,499,824)	(51,507,119)	(4,007,295)
S&P 400 Index Mini-Futures	(621)	March 2012	(53,908,333)	(58,057,290)	(4,148,957)
S&P 500 Index Futures	298	March 2012	91,718,802	97,460,900	5,742,098
Total Futures Contracts					($1,322,358)

Credit Default Swaps and Counterparty	Buy/Sell Protection[1]	Termination Date	Notional Principal Amount[2]	Upfront Payments Received (Made)	Value[3]	Unrealized Gain/(Loss)
CDX HY, Series 17, 5 Year, at	Sell	12/20/2016	$3,430,000	$292,102	($92,588)	$199,514
5.00%; J.P. Morgan Chase and Co.
Total Credit Default Swaps					($92,588)	$199,514

1	As the buyer of protection, Moderately Aggressive Allocation Fund pays periodic fees in return for payment by the seller which is contingent upon an adverse credit event occurring in the underlying issuer or reference entity. As the seller of protection, Moderate Allocation Fund collects periodic fees from the buyer and profits if the credit of the underlying issuer or reference entity remains stable or improves while the swap is outstanding, but the seller in a credit default swap contract would be required to pay the amount of credit loss, determined as specified in the agreement, to the buyer in the event of an adverse credit event in the reference entity.
2	The maximum potential amount of future payments Moderate Allocation Fund could be required to make as the seller or receive as the buyer of protection.
3	The values for credit indexes (CDX or LCDX) serve as an indicator of the current status of the payment/performance risk and represent the liability or profit for the credit default swap contract had the contract been closed as of the reporting date. When protection has been sold, the value of the swap will increase when the swap spread declines representing an improvement in the reference entity’s credit worthiness. The value of the swap will decrease when the swap spread increases representing a deterioration in the reference entity’s credit worthiness. When protection has been purchased, the value of the swap will increase when the swap spread increases representing a deterioration in the reference entity’s credit worthiness. The value of the swap will decrease when the swap spread declines representing an improvement in the reference entity’s credit worthiness.

Investment in Affiliates

Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Fund’s holdings of an issuer represent 5% or more of the outstanding voting securities of an issuer, or any affiliated mutual fund.

A summary of transactions for the fiscal year to date, in Moderately Aggressive Allocation Fund, is as follows:

Fund	Value October 31, 2011	Gross Purchases	Gross Sales	Shares Held at January 31, 2012	Value January 31, 2012	Income Earned November 1, 2011 - January 31, 2012
Natural Resources	$41,493,093	$59,917	$10,000,000	3,041,479	$30,688,521	$59,917
Partner Small Cap Growth	37,791,279	–	–	3,151,900	40,029,128	–
Partner Small Cap Value	24,958,861	428,235	–	1,671,574	27,163,084	165,551
Small Cap Stock	20,116,885	–	–	1,344,712	21,488,490	–
Mid Cap Growth	34,838,195	260,574	–	1,772,686	35,861,447	–
Partner Mid Cap Value	41,875,958	337,426	–	3,639,699	43,639,996	337,426
Mid Cap Stock	61,972,814	–	–	4,016,385	64,703,956	–
Partner Worldwide Allocation	160,191,758	1,679,324	–	19,423,219	163,155,041	1,679,324
Large Cap Growth	75,300,710	4,992	–	14,262,471	77,587,843	4,992
Large Cap Value	95,157,821	1,829,380	–	7,437,992	100,710,416	1,829,380
Large Cap Stock	69,966,193	853,991	–	3,297,726	72,945,697	853,991
Equity Income Plus	10,216,465	47,137	–	1,162,417	10,647,739	47,137
High Yield	49,636,073	961,551	645,376	10,582,781	50,903,176	959,064
Income	95,605,280	978,361	9,903,527	9,887,560	87,999,288	977,515
Government Bond	26,460,294	652,669	2,258,150	2,327,420	24,717,196	92,707
Limited Maturity Bond	49,011,536	228,677	516,301	3,929,275	48,801,594	228,238
Total Value and Income Earned	894,593,215				901,042,612	7,235,242

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
15

Moderate Allocation Fund

Schedule of Investments as of January 31, 2012

(unaudited)

Shares	Mutual Funds (72.4%)	Value

Equity Mutual Funds (38.4%)
2,739,166	Thrivent Natural Resources Fund	$27,638,184
1,851,274	Thrivent Partner Small Cap Growth Fund[a]	23,511,185
1,582,271	Thrivent Partner Small Cap Value Fund	25,711,899
882,584	Thrivent Small Cap Stock Fund[a]	14,103,695
741,659	Thrivent Mid Cap Growth Fund	15,003,761
2,203,370	Thrivent Partner Mid Cap Value Fund	26,418,403
2,616,880	Thrivent Mid Cap Stock Fund[a]	42,157,939
15,371,774	Thrivent Partner Worldwide Allocation Fund	129,122,900
11,226,944	Thrivent Large Cap Growth Fund	61,074,577
6,764,619	Thrivent Large Cap Value Fund	91,592,936
1,435,716	Thrivent Large Cap Stock Fund	31,758,032
1,135,302	Thrivent Equity Income Plus Fund	10,399,369

	Total Equity Mutual Funds	498,492,880

Fixed Income Mutual Funds (34.0%)
10,569,252	Thrivent High Yield Fund	50,838,100
21,371,044	Thrivent Income Fund	190,202,290
2,354,878	Thrivent Government Bond Fund	25,008,800
14,054,251	Thrivent Limited Maturity Bond Fund	174,553,799

	Total Fixed Income Mutual Funds	440,602,989

	Total Mutual Funds (cost $921,787,990)	939,095,869

Shares	Common Stock (12.8%)	Value

Consumer Discretionary (1.5%)
7,650	Amazon.com, Inc.[a]	1,487,466
6,426	Autoliv, Inc.	405,416
19,600	Big Lots, Inc.[a]	774,004
4,829	BJ’s Restaurants, Inc.[a]	241,595
9,717	Buffalo Wild Wings, Inc.[a]	646,764
8,080	CBS Corporation	230,118
7,300	Charter Communications, Inc.[a]	420,772
28,300	Coach, Inc.	1,982,415
39,100	Comcast Corporation	1,039,669
8,219	Delphi Automotive plc[a]	220,516
12,138	Discovery Communications, Inc.[a]	520,477
4,630	Dollar Tree, Inc.[a]	392,670
29,636	Foot Locker, Inc.	777,649
25,300	Ford Motor Company	314,226
10,430	Harley-Davidson, Inc.	460,902
12,200	Home Depot, Inc.	541,558
5,040	J.C. Penney Company, Inc.	209,412
21,510	Las Vegas Sands Corporation[a]	1,056,356
13,418	Life Time Fitness, Inc.[a]	659,361
15,400	Lowe’s Companies, Inc.	413,182
14,682	Macy’s, Inc.	494,637
6,000	McDonald’s Corporation	594,300
2,187	Meredith Corporation	68,869
41,700	News Corporation	811,899
14,590	Omnicom Group, Inc.	665,450
2,710	Panera Bread Company[a]	401,757
52,051	Pier 1 Imports, Inc.[a]	809,393
1,800	Priceline.com, Inc.[a]	953,064
12,135	Signet Jewelers, Ltd.	553,113
6,520	Time Warner Cable, Inc.	480,654

Shares	Common Stock (12.8%)	Value

Consumer Discretionary (1.5%) - continued
16,331	WMS Industries, Inc.[a]	$357,486

	Total Consumer Discretionary	18,985,150

Consumer Staples (1.1%)
24,300	Altria Group, Inc.	690,120
14,274	Anheuser-Busch InBev NV ADR	867,859
7,560	British American Tobacco plc ADR	697,108
37,041	Coca-Cola Company	2,501,379
11,200	Colgate-Palmolive Company	1,016,064
35,700	ConAgra Foods, Inc.	952,119
20,850	Corn Products International, Inc.	1,156,967
10,490	CVS Caremark Corporation	437,957
10,670	Diageo plc ADR	945,255
29,497	Kraft Foods, Inc.	1,129,735
31,736	Philip Morris International, Inc.	2,372,901
7,150	TreeHouse Foods, Inc.[a]	404,261
25,290	Wal-Mart Stores, Inc.	1,551,794

	Total Consumer Staples	14,723,519

Energy (1.4%)
17,776	Alpha Natural Resources, Inc.[a]	357,653
10,252	Apache Corporation	1,013,718
46,384	Arch Coal, Inc.	669,321
11,980	Chevron Corporation	1,234,898
17,430	ConocoPhillips	1,188,900
36,215	ENSCO International plc ADR	1,906,358
12,250	EOG Resources, Inc.	1,300,215
20,900	Exxon Mobil Corporation	1,750,166
23,100	Helix Energy Solutions Group, Inc.[a]	379,995
38,600	Marathon Oil Corporation	1,211,654
7,361	National Oilwell Varco, Inc.	544,567
6,600	Newfield Exploration Company[a]	249,546
4,360	Occidental Petroleum Corporation	434,997
82,062	Patriot Coal Corporation[a]	623,671
17,863	Peabody Energy Corporation	608,950
50,629	Petroleum Geo-Services ASA[a]	650,369
10,100	Southwestern Energy Company[a]	314,514
17,561	Swift Energy Company[a]	582,147
34,500	Valero Energy Corporation	827,655
118,560	Weatherford International, Ltd.[a]	1,984,695

	Total Energy	17,833,989

Financials (2.0%)
10,790	ACE, Ltd.	750,984
6,231	Affiliated Managers Group, Inc.[a]	626,278
2,300	Allied World Assurance Company Holdings AG	141,519
6,900	American Campus Communities, Inc.	295,320
12,680	Aon Corporation	614,092
12,500	Apartment Investment & Management Company	307,000
5,300	Aspen Insurance Holdings, Ltd.	140,768
20,600	CBL & Associates Properties, Inc.	357,822
11,500	Citigroup, Inc.	353,280
1,300	CME Group, Inc.	311,363
3,200	Delphi Financial Group, Inc.	142,432
25,800	Discover Financial Services	701,244
14,900	Douglas Emmett, Inc.	311,559

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
16

Moderate Allocation Fund

Schedule of Investments as of January 31, 2012

(unaudited)

Shares	Common Stock (12.8%)	Value

Financials (2.0%) - continued
23,119	Duke Realty Corporation	$309,563
8,400	Endurance Specialty Holdings, Ltd.	314,160
4,300	Equity Lifestyle Properties, Inc.	301,602
19,798	Equity One, Inc.	373,192
80,900	Fifth Third Bancorp	1,052,509
4,040	Goldman Sachs Group, Inc.	450,339
25,421	HCC Insurance Holdings, Inc.	705,687
5,200	Home Properties, Inc.	309,816
28,857	Host Hotels & Resorts, Inc.	473,832
9,700	iShares Russell 2000 Index Fund	766,979
58,749	J.P. Morgan Chase & Company	2,191,338
38,220	KKR & Company, LP	534,316
10,291	Lazard, Ltd.	295,558
6,800	M&T Bank Corporation	542,232
12,230	MetLife, Inc.	432,086
15,200	NASDAQ OMX Group, Inc.[a]	376,656
8,300	Northern Trust Corporation	342,043
17,200	Och-Ziff Capital Management Group, LLC	170,796
43,327	Ocwen Financial Corporation[a]	623,476
439,392	Popular, Inc.[a]	689,845
1,800	ProAssurance Corporation	146,934
35,790	Progressive Corporation	725,821
6,330	S&P 500 Large Index Depository Receipts	830,559
20,620	State Street Corporation	807,892
19,740	SunTrust Banks, Inc.	406,052
9,620	SVB Financial Group[a]	558,345
9,800	Tanger Factory Outlet Centers, Inc.	289,100
2,281	Taubman Centers, Inc.	152,895
13,900	Torchmark Corporation	634,813
6,900	Tower Group, Inc.	148,971
36,820	Unum Group	840,601
5,390	Vanguard REIT ETF	332,455
19,482	W.R. Berkley Corporation	667,648
58,850	Wells Fargo & Company	1,719,008
56,216	Zions Bancorporation	946,677

	Total Financials	25,517,457

Health Care (1.8%)
3,600	Alexion Pharmaceuticals, Inc.[a]	276,336
27,800	Align Technology, Inc.[a]	654,968
14,405	Amgen, Inc.	978,244
26,360	Baxter International, Inc.	1,462,453
63,900	Bristol-Myers Squibb Company	2,060,136
4,167	C.R. Bard, Inc.	385,531
15,540	Covance, Inc.[a]	680,807
10,296	Coventry Health Care, Inc.[a]	309,601
15,160	Covidien plc	780,740
54,500	Eli Lilly and Company	2,165,830
26,900	Gilead Sciences, Inc.[a]	1,313,796
30,218	Health Net, Inc.[a]	1,140,427
17,100	Hologic, Inc.[a]	348,669
17,410	Johnson & Johnson	1,147,493
7,063	McKesson Corporation	577,188
27,860	Merck & Company, Inc.	1,065,924
44,288	Mylan, Inc.[a]	918,976
98,243	Pfizer, Inc.	2,102,400
26,709	PSS World Medical, Inc.[a]	648,227
12,800	Thoratec Corporation[a]	376,320
19,720	United Therapeutics Corporation[a]	969,830

Shares	Common Stock (12.8%)	Value

Health Care (1.8%) - continued
30,991	UnitedHealth Group, Inc.	$1,605,024
4,128	Varian Medical Systems, Inc.[a]	271,911
3,400	Waters Corporation[a]	294,338
4,760	Zimmer Holdings, Inc.[a]	289,170

	Total Health Care	22,824,339

Industrials (1.6%)
11,200	3M Company	971,152
5,633	Actuant Corporation	142,797
9,750	Boeing Company	723,255
9,500	C.H. Robinson Worldwide, Inc.	653,980
3,750	Caterpillar, Inc.	409,200
9,090	Chicago Bridge and Iron Company	387,052
12,409	CSX Corporation	279,823
7,800	Cummins, Inc.	811,200
26,858	Deluxe Corporation	686,759
4,125	Dover Corporation	261,566
24,472	EMCOR Group, Inc.	705,528
7,216	Expeditors International of Washington, Inc.	322,194
2,200	Fluor Corporation	123,728
26,173	FTI Consulting, Inc.[a]	1,120,728
15,700	GATX Corporation	674,158
97,781	General Electric Company	1,829,483
16,306	Honeywell International, Inc.	946,400
9,000	L-3 Communications Holdings, Inc.	636,660
93,929	Manitowoc Company, Inc.	1,262,406
5,500	Manpower, Inc.	220,605
16,316	Oshkosh Corporation[a]	396,152
13,919	Parker Hannifin Corporation	1,122,985
29,000	Pitney Bowes, Inc.	550,130
4,000	Precision Castparts Corporation	654,720
10,100	Republic Services, Inc.	295,728
24,666	Shaw Group, Inc.[a]	669,435
17,364	SPX Corporation	1,209,055
8,400	Tyco International, Ltd.	427,980
4,315	Union Pacific Corporation	493,248
24,700	United Technologies Corporation	1,935,245
3,900	WESCO International, Inc.[a]	245,232

	Total Industrials	21,168,584

Information Technology (2.6%)
24,300	ADTRAN, Inc.	841,509
10,429	Akamai Technologies, Inc.[a]	336,335
6,500	Alliance Data Systems Corporation[a]	720,200
9,202	Apple, Inc.[a]	4,200,530
68,500	Atmel Corporation[a]	665,135
2,700	Baidu.com, Inc. ADR[a]	344,304
11,750	Broadcom Corporation[a]	403,495
20,600	Cavium, Inc.[a]	662,084
48,440	Cisco Systems, Inc.	950,877
11,178	Cognizant Technology Solutions Corporation[a]	802,021
25,699	eBay, Inc.[a]	812,088
3,154	F5 Networks, Inc.[a]	377,660
2,244	Google, Inc.[a]	1,301,767
55,300	Intel Corporation	1,461,026
4,547	International Business Machines Corporation	875,752
8,921	Itron, Inc.[a]	346,046
16,714	Juniper Networks, Inc.[a]	349,824

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
17

Moderate Allocation Fund

Schedule of Investments as of January 31, 2012

(unaudited)

Shares	Common Stock (12.8%)	Value

Information Technology (2.6%) - continued
15,000	KLA-Tencor Corporation	$766,950
133,040	Microsoft Corporation	3,928,672
58,539	Monster Worldwide, Inc.[a]	421,481
7,600	NetApp, Inc.[a]	286,824
26,906	NVIDIA Corporation[a]	397,402
83,010	Oracle Corporation	2,340,882
19,724	Plantronics, Inc.	734,522
1,335	Plexus Corporation[a]	48,394
9,939	Polycom, Inc.[a]	198,283
15,700	QUALCOMM, Inc.	923,474
5,022	Salesforce.com, Inc.[a]	586,570
92,613	Teradyne, Inc.[a]	1,514,222
60,770	Texas Instruments, Inc.	1,967,733
40,673	TIBCO Software, Inc.[a]	1,060,345
31,800	VeriFone Systems, Inc.[a]	1,357,860
5,182	VMware, Inc.[a]	472,961
54,360	Xilinx, Inc.	1,948,806

	Total Information Technology	34,406,034

Materials (0.4%)
6,995	Albemarle Corporation	449,848
44,060	Alcoa, Inc.	447,650
66,978	Freeport-McMoRan Copper & Gold, Inc.	3,095,054
5,350	LyondellBasell Industries NV	230,585
5,725	Sigma-Aldrich Corporation	389,529
9,892	Silgan Holdings, Inc.	411,112
27,959	Steel Dynamics, Inc.	445,946

	Total Materials	5,469,724

Telecommunications Services (0.1%)
39,202	Verizon Communications, Inc.	1,476,348

	Total Telecommunications Services	1,476,348

Utilities (0.3%)
18,500	CMS Energy Corporation	403,855
23,970	Exelon Corporation	953,527
34,330	NiSource, Inc.	780,321
24,818	NV Energy, Inc.	402,051
35,400	PNM Resources, Inc.	630,474
2,600	Public Service Enterprise Group, Inc.	78,884
15,283	Southwest Gas Corporation	638,829
9,025	UGI Corporation	242,863

	Total Utilities	4,130,804

	Total Common Stock (cost $153,131,535)	166,535,948

Principal Amount	Long-Term Fixed Income (10.1%)	Value

Asset-Backed Securities (0.4%)
	Citigroup Mortgage Loan Trust, Inc.
1,434,960	0.426%, 8/25/2036[b]	1,100,336
	GSAMP Trust
1,764,374	0.456%, 2/25/2036[b]	1,399,053
	J.P. Morgan Mortgage Acquisition Corporation
2,000,000	5.461%, 10/25/2036	1,562,210

Principal Amount	Long-Term Fixed Income (10.1%)	Value

Asset-Backed Securities (0.4%) - continued
	Morgan Stanley Capital, Inc.
$1,457,677	0.426%, 2/25/2037[b]	$794,111
	Renaissance Home Equity Loan Trust
2,280,000	6.011%, 5/25/2036	909,218

	Total Asset-Backed Securities	5,764,928

Basic Materials (0.3%)
	ArcelorMittal
1,200,000	7.000%, 10/15/2039	1,202,752
	Arch Coal, Inc.
280,000	7.000%, 6/15/2019[c]	280,700
	Dow Chemical Company
1,200,000	4.250%, 11/15/2020	1,281,163
	FMG Resources Property, Ltd.
390,000	8.250%, 11/1/2019[c]	418,275
	Novelis, Inc.
390,000	8.375%, 12/15/2017	428,025

	Total Basic Materials	3,610,915

Capital Goods (0.1%)
	Bombardier, Inc.
270,000	7.750%, 3/15/2020[c]	306,450
	Case New Holland, Inc.
390,000	7.875%, 12/1/2017	449,475
	Danaher Corporation
480,000	0.817%, 6/21/2013[b]	481,720

	Total Capital Goods	1,237,645

Collateralized Mortgage Obligations (1.0%)
	Citigroup Mortgage Loan Trust, Inc.
720,121	5.500%, 11/25/2035	615,509
	CitiMortgage Alternative Loan Trust
2,494,432	5.750%, 4/25/2037	1,657,071
	Countrywide Alternative Loan Trust
812,570	6.000%, 4/25/2036	535,320
495,647	6.000%, 1/25/2037	327,668
2,324,839	5.500%, 5/25/2037	1,607,389
1,994,818	7.000%, 10/25/2037	1,162,989
	Countrywide Home Loans, Inc.
1,287,763	5.750%, 4/25/2037	1,114,949
	Deutsche Alt-A Securities, Inc.
459,111	5.500%, 10/25/2021	439,022
845,678	6.000%, 10/25/2021	742,632
	GSR Mortgage Loan Trust
1,605,597	0.466%, 8/25/2046[b]	1,247,934
	J.P. Morgan Mortgage Trust
559,460	5.737%, 6/25/2036	410,761
217,573	2.768%, 10/25/2036	164,119
	MASTR Alternative Loans Trust
574,467	6.500%, 7/25/2034	600,314
	Merrill Lynch Alternative Note Asset Trust
570,098	6.000%, 3/25/2037	408,417
	Sequoia Mortgage Trust
809,689	5.352%, 9/20/2046	254,582

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
18

Moderate Allocation Fund

Schedule of Investments as of January 31, 2012

(unaudited)

Principal Amount	Long-Term Fixed Income (10.1%)	Value

Collateralized Mortgage Obligations (1.0%) - continued
	WaMu Mortgage Pass Through Certificates
$209,104	5.835%, 9/25/2036	$144,735
798,137	5.934%, 10/25/2036	542,837

	Total Collateralized Mortgage Obligations	11,976,248

Commercial Mortgage-Backed Securities (1.3%)
	Banc of America Commercial Mortgage, Inc.
2,400,000	5.807%, 4/10/2049	2,663,767
1,650,000	5.843%, 6/10/2049	1,808,515
	Bear Stearns Commercial Mortgage Securities, Inc.
1,500,000	5.331%, 2/11/2044	1,610,525
	Credit Suisse First Boston Mortgage Securities
2,400,000	5.542%, 1/15/2049	2,591,890
	Credit Suisse Mortgage Capital Certificates
3,000,000	5.509%, 9/15/2039	2,884,710
	Greenwich Capital Commercial Funding Corporation
1,600,000	5.867%, 12/10/2049	1,485,955
	J.P. Morgan Chase Commercial Mortgage Securities Corporation
1,200,000	5.930%, 2/12/2049	1,177,129
	Morgan Stanley Capital, Inc.
750,000	5.406%, 3/15/2044	705,213
	Wachovia Bank Commercial Mortgage Trust
1,800,000	5.603%, 10/15/2048	1,776,843

	Total Commercial Mortgage- Backed Securities	16,704,547

Communications Services (0.5%)
	Cablevision Systems Corporation
390,000	8.625%, 9/15/2017	434,850
	CBS Corporation
600,000	7.875%, 7/30/2030	775,663
600,000	5.900%, 10/15/2040	693,926
	CCO Holdings, LLC
390,000	7.000%, 1/15/2019	414,375
	Clear Channel Worldwide Holdings, Inc.
390,000	9.250%, 12/15/2017	429,975
	Cox Communications, Inc.
1,200,000	6.950%, 6/1/2038[c]	1,406,768
	EH Holding Corporation
390,000	6.500%, 6/15/2019[c]	406,088
	Intelsat Jackson Holdings SA
270,000	7.250%, 4/1/2019[c]	282,150
	Level 3 Financing, Inc.
400,000	8.625%, 7/15/2020[c]	410,000
	Nara Cable Funding, Ltd.
405,000	8.875%, 12/1/2018[c,d]	384,750
	NII Capital Corporation
400,000	7.625%, 4/1/2021	410,000
	Sprint Nextel Corporation
270,000	9.000%, 11/15/2018[c]	290,925

Principal Amount	Long-Term Fixed Income (10.1%)	Value

Communications Services (0.5%) - continued
	UPCB Finance V, Ltd.
$280,000	7.250%, 11/15/2021[c]	$292,600

	Total Communications Services	6,632,070

Consumer Cyclical (0.4%)
	Chrysler Group, LLC
1,130,000	8.000%, 6/15/2019[c]	1,084,800
	Home Depot, Inc.
1,200,000	5.875%, 12/16/2036	1,495,392
	Lennar Corporation
270,000	12.250%, 6/1/2017	340,200
	MGM Resorts International
350,000	11.125%, 11/15/2017	398,125
	Rite Aid Corporation
390,000	7.500%, 3/1/2017	397,800
	Starwood Hotels & Resorts Worldwide, Inc.
280,000	6.750%, 5/15/2018	321,300
	Toys R Us Property Company II, LLC
390,000	8.500%, 12/1/2017	417,788
	West Corporation
150,000	7.875%, 1/15/2019	157,125

	Total Consumer Cyclical	4,612,530

Consumer Non-Cyclical (0.8%)
	Altria Group, Inc.
1,200,000	9.950%, 11/10/2038	1,856,605
	Anheuser-Busch Companies, Inc.
600,000	6.450%, 9/1/2037	822,089
	Anheuser-Busch InBev Worldwide, Inc.
840,000	0.927%, 7/14/2014[b]	838,901
600,000	8.200%, 1/15/2039	943,313
	Community Health Systems, Inc.
273,000	8.875%, 7/15/2015	283,920
	Fresenius Medical Care US Finance II, Inc.
265,000	5.625%, 7/31/2019[c]	271,956
	HCA, Inc.
390,000	7.500%, 2/15/2022	417,300
	JBS USA, LLC/JBS USA Finance, Inc.
270,000	7.250%, 6/1/2021[c]	255,825
	Kinetic Concepts, Inc./KCI USA, Inc.
390,000	10.500%, 11/1/2018[c]	397,800
	Kraft Foods, Inc.
600,000	5.375%, 2/10/2020	700,711
600,000	7.000%, 8/11/2037	794,111
	Reynolds Group Issuer, Inc.
260,000	6.875%, 2/15/2021[c]	271,050
	UnitedHealth Group, Inc.
600,000	6.875%, 2/15/2038	820,678
600,000	5.700%, 10/15/2040	725,277
	Valeant Pharmaceuticals International
390,000	6.875%, 12/1/2018[c]	399,263

	Total Consumer Non-Cyclical	9,798,799

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
19

Moderate Allocation Fund

Schedule of Investments as of January 31, 2012

(unaudited)

Principal Amount	Long-Term Fixed Income (10.1%)	Value

Energy (0.2%)
	Denbury Resources, Inc.
$260,000	6.375%, 8/15/2021	$281,450
	Forest Oil Corporation
405,000	7.250%, 6/15/2019	405,000
	Harvest Operations Corporation
270,000	6.875%, 10/1/2017[c]	284,850
	Linn Energy, LLC
280,000	7.750%, 2/1/2021	301,700
	Markwest Energy Partners, LP/Markwest Energy Finance Corporation
390,000	6.500%, 8/15/2021	418,275
	Weatherford International, Ltd.
1,200,000	6.750%, 9/15/2040	1,422,731

	Total Energy	3,114,006

Financials (1.0%)
	Ally Financial, Inc.
390,000	8.000%, 3/15/2020	429,000
	AXA SA
1,200,000	6.379%, 12/29/2049[c,e]	897,000
	BBVA International Preferred SA Unipersonal
600,000	5.919%, 12/29/2049[e]	432,421
	CIT Group, Inc.
280,000	7.000%, 5/1/2017	280,350
	General Electric Capital Corporation
1,200,000	6.750%, 3/15/2032	1,436,984
	HCP, Inc.
1,200,000	6.750%, 2/1/2041	1,474,858
	Health Care REIT, Inc.
480,000	6.500%, 3/15/2041	523,342
	Icahn Enterprises, LP
405,000	8.000%, 1/15/2018	420,187
	International Lease Finance Corporation
390,000	5.750%, 5/15/2016	384,495
	MetLife Capital Trust IV
1,200,000	7.875%, 12/15/2037[c]	1,281,000
	Prudential Financial, Inc.
1,200,000	6.200%, 11/15/2040	1,333,639
	QBE Capital Funding III, Ltd.
1,200,000	7.250%, 5/24/2041[c]	1,061,188
	Reinsurance Group of America, Inc.
600,000	6.750%, 12/15/2065	540,423
	XL Group plc
1,200,000	6.250%, 5/15/2027	1,256,602
600,000	6.500%, 12/31/2049[e]	500,250
	XLIT, Ltd.
600	3.687%, 10/29/2049[b,f]	404,437

	Total Financials	12,656,176

Mortgage-Backed Securities (3.1%)
	Federal National Mortgage Association Conventional 15- Yr. Pass Through
6,500,000	3.000%, 2/1/2027[d]	6,775,237
	Federal National Mortgage Association Conventional 30- Yr. Pass Through
18,750,000	4.000%, 2/1/2042[d]	19,819,331

Principal Amount	Long-Term Fixed Income (10.1%)	Value

Mortgage-Backed Securities (3.1%) - continued
$4,200,000	4.500%, 2/1/2042[d]	$4,488,096
5,425,000	5.000%, 2/1/2042[d]	5,858,154
3,125,000	6.000%, 2/1/2042[d]	3,434,695

	Total Mortgage-Backed Securities	40,375,513

Technology (<0.1%)
	Seagate HDD Cayman
250,000	7.750%, 12/15/2018	276,875

	Total Technology	276,875

Transportation (0.1%)
	Avis Budget Car Rental, LLC/Avis Budget Finance, Inc.
960,000	8.250%, 1/15/2019	1,010,400

	Total Transportation	1,010,400

U.S. Government and Agencies (0.7%)
	U.S. Treasury Notes
4,725,000	2.500%, 4/30/2015	5,054,277
2,350,000	3.125%, 5/15/2021	2,640,812
1,175,000	4.375%, 5/15/2040	1,516,301

	Total U.S. Government and Agencies	9,211,390

Utilities (0.2%)
	AES Corporation
395,000	7.375%, 7/1/2021[c]	436,475
	Dominion Resources, Inc.
600,000	2.879%, 9/30/2066[b]	519,592
	Energy Transfer Partners, LP
332,000	6.625%, 10/15/2036	355,386
600,000	7.500%, 7/1/2038	695,466
	Southern Union Company
1,200,000	3.447%, 11/1/2066[b]	1,143,000

	Total Utilities	3,149,919

	Total Long-Term Fixed Income (cost $127,321,476)	130,131,961

Principal Amount	Short-Term Investments (7.7%)[g]	Value

	Federal Home Loan Bank Discount Notes
21,000,000	0.010%, 2/3/2012[h]	20,999,988
5,000,000	0.005%, 2/8/2012[h]	4,999,995
1,000,000	0.030%, 2/10/2012[h]	999,993
10,000,000	0.005%, 2/15/2012[h]	9,999,981
13,000,000	0.016%, 2/17/2012[h]	12,999,908
9,000,000	0.020%, 2/22/2012[h,i,j]	8,999,896
5,000,000	0.015%, 3/2/2012[h]	4,999,937
10,000,000	0.030%, 3/16/2012[h]	9,999,633
	Federal Home Loan Mortgage Corporation Discount Notes
10,000,000	0.030%, 2/8/2012[h]	9,999,942
3,000,000	0.010%, 2/17/2012[h]	2,999,986
5,000,000	0.025%, 2/21/2012[h]	4,999,931
	Federal National Mortgage Association Discount Notes
4,400,000	0.106%, 2/22/2012[h,i]	4,399,735

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
20

Moderate Allocation Fund

Schedule of Investments as of January 31, 2012

(unaudited)

Principal Amount	Short-Term Investments (7.7%)[g]	Value

	Straight-A Funding, LLC
2,510,000	0.190%, 4/10/2012[h]	$2,509,086
	U.S. Treasury Bills
1,400,000	0.045%, 2/9/2012[i]	1,399,986

	Total Short-Term Investments (at amortized cost)	100,307,997

	Total Investments (cost $1,302,548,998) 103.0%	$1,336,071,775

	Other Assets and Liabilities, Net (3.0%)	(39,040,286)

	Total Net Assets 100.0%	$1,297,031,489

a	Non-income producing security.
b	Denotes variable rate securities. Variable rate securities are securities whose yields vary with a designated market index or market rate. The rate shown is as of January 31, 2012.
c	Denotes securities sold under Rule 144A of the Securities Act of 1933, which exempts them from registration. These securities have been deemed liquid and may be resold to other dealers in the program or to other qualified institutional buyers. As of January 31, 2012, the value of these investments was $11,119,913 or 0.9% of total net assets.
d	Denotes investments purchased on a when-issued or delayed delivery basis.
e	Denotes perpetual securities. Perpetual securities pay an indefinite stream of interest, but may be called by the issuer at an earlier date.
f	This security is displayed in shares.
g	The interest rate shown reflects the yield, coupon rate or the discount rate at the date of purchase.
h	Denotes investments that benefit from credit enhancement or liquidity support provided by a third party bank, institution or government.
i	At January 31, 2012, $5,899,725 of investments were held on deposit with the counterparty and pledged as the initial margin deposit for open futures contracts.
j	At January 31, 2012, $321,996 of investments were pledged as collateral with the custodian under the agreement between the counterparty, the custodian and the fund for open swap contracts.

Definitions:
ADR	-	American Depositary Receipt, which are certificates for an underlying foreign security’s shares held by an issuing U.S. depository bank.
REIT	-	Real Estate Investment Trust is a company that buys, develops, manages and/or sells real estate assets.
ETF	-	Exchange Traded Fund.

Unrealized Appreciation (Depreciation)

Gross unrealized appreciation and depreciation of investments, based on cost for federal income tax purposes, were as follows:

Gross unrealized appreciation	$67,353,682
Gross unrealized depreciation	(33,830,905)

Net unrealized appreciation (depreciation)	$33,522,777

Cost for federal income tax purposes	$1,302,548,998

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
21

Moderate Allocation Fund

Schedule of Investments as of January 31, 2012

(unaudited)

Fair Valuation Measurements

The following table is a summary of the inputs used, as of January 31, 2012, in valuing Moderate Allocation Fund’s assets carried at fair value.

Investments in Securities	Total	Level 1	Level 2	Level 3
Mutual Funds
Equity Mutual Funds	498,492,880	498,492,880	–	–
Fixed Income Mutual Funds	440,602,989	440,602,989	–	–
Common Stock
Consumer Discretionary	18,985,150	18,985,150	–	–
Consumer Staples	14,723,519	14,723,519	–	–
Energy	17,833,989	17,183,620	650,369	–
Financials	25,517,457	25,517,457	–	–
Health Care	22,824,339	22,824,339	–	–
Industrials	21,168,584	21,168,584	–	–
Information Technology	34,406,034	34,406,034	–	–
Materials	5,469,724	5,469,724	–	–
Telecommunications Services	1,476,348	1,476,348	–	–
Utilities	4,130,804	4,130,804	–	–
Long-Term Fixed Income
Asset-Backed Securities	5,764,928	–	5,764,928	–
Basic Materials	3,610,915	–	3,610,915	–
Capital Goods	1,237,645	–	1,237,645	–
Collateralized Mortgage Obligations	11,976,248	–	11,976,248	–
Commercial Mortgage-Backed Securities	16,704,547	–	16,704,547	–
Communications Services	6,632,070	–	6,632,070	–
Consumer Cyclical	4,612,530	–	4,612,530	–
Consumer Non-Cyclical	9,798,799	–	9,798,799	–
Energy	3,114,006	–	3,114,006	–
Financials	12,656,176	–	12,656,176	–
Mortgage-Backed Securities	40,375,513	–	40,375,513	–
Technology	276,875	–	276,875	–
Transportation	1,010,400	–	1,010,400	–
U.S. Government and Agencies	9,211,390	–	9,211,390	–
Utilities	3,149,919	–	3,149,919	–
Short-Term Investments	100,307,997	–	100,307,997	–
Total	$1,336,071,775	$1,104,981,448	$231,090,327	$–

Other Financial Instruments	Total	Level 1	Level 2	Level 3
Asset Derivatives
Futures Contracts	4,577,367	4,577,367	–	–
Credit Default Swaps	570,040	–	570,040	–
Total Asset Derivatives	$5,147,407	$4,577,367	$570,040	$–

Liability Derivatives
Futures Contracts	4,523,749	4,523,749	–	–
Total Liability Derivatives	$4,523,749	$4,523,749	$–	$–

Futures Contracts	Number of Contracts Long/(Short)	Expiration Date	Notional Principal Amount	Value	Unrealized Gain/(Loss)
2-Yr. U.S. Treasury Bond Futures	(100)	March 2012	($22,046,570)	($22,075,000)	($28,430)
10-Yr. U.S. Treasury Bond Futures	230	March 2012	30,140,156	30,417,500	277,344
20-Yr. U.S. Treasury Bond Futures	130	March 2012	18,710,397	18,906,875	196,478
Mini MSCI EAFE Index Futures	79	March 2012	5,604,843	5,868,120	263,277
Russell 2000 Index Mini-Futures	(269)	March 2012	(19,627,424)	(21,283,280)	(1,655,856)
S&P 400 Index Mini-Futures	(425)	March 2012	(36,893,787)	(39,733,250)	(2,839,463)
S&P 500 Index Futures	203	March 2012	62,550,882	66,391,150	3,840,268
Total Futures Contracts					$53,618

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
22

Moderate Allocation Fund

Schedule of Investments as of January 31, 2012

(unaudited)

Credit Default Swaps and Counterparty	Buy/Sell Protection[1]	Termination Date	Notional Principal Amount[2]	Upfront Payments Received (Made)	Value[3]	Unrealized Gain/(Loss)
CDX HY, Series 17, 5 Year, at	Sell	12/20/2016	$9,800,000	$834,577	($264,537)	$570,040
5.00%; J.P. Morgan Chase and Co.
Total Credit Default Swaps					($264,537)	$570,040

1	As the buyer of protection, Moderate Allocation Fund pays periodic fees in return for payment by the seller which is contingent upon an adverse credit event occurring in the underlying issuer or reference entity. As the seller of protection, Moderately Conservative Allocation Fund collects periodic fees from the buyer and profits if the credit of the underlying issuer or reference entity remains stable or improves while the swap is outstanding, but the seller in a credit default swap contract would be required to pay the amount of credit loss, determined as specified in the agreement, to the buyer in the event of an adverse credit event in the reference entity.
2	The maximum potential amount of future payments Moderately Conservative Allocation Fund could be required to make as the seller or receive as the buyer of protection.
3	The values for credit indexes (CDX or LCDX) serve as an indicator of the current status of the payment/performance risk and represent the liability or profit for the credit default swap contract had the contract been closed as of the reporting date. When protection has been sold, the value of the swap will increase when the swap spread declines representing an improvement in the reference entity’s credit worthiness. The value of the swap will decrease when the swap spread increases representing a deterioration in the reference entity’s credit worthiness. When protection has been purchased, the value of the swap will increase when the swap spread increases representing a deterioration in the reference entity’s credit worthiness. The value of the swap will decrease when the swap spread declines representing an improvement in the reference entity’s credit worthiness.

Investment in Affiliates

Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Fund’s holdings of an issuer represent 5% or more of the outstanding voting securities of an issuer, or any affiliated mutual fund.

A summary of transactions for the fiscal year to date, in Moderate Allocation Fund, is as follows:

Fund	Value October 31, 2011	Gross Purchases	Gross Sales	Shares Held at January 31, 2012	Value January 31, 2012	Income Earned November 1, 2011 - January 31, 2012
Natural Resources	$40,454,277	$58,416	$12,000,000	2,739,166	$27,638,184	$58,416
Partner Small Cap Growth	22,196,780	–	–	1,851,274	23,511,185	–
Partner Small Cap Value	23,625,437	405,357	–	1,582,271	25,711,899	156,706
Small Cap Stock	13,203,459	–	–	882,584	14,103,695	–
Mid Cap Growth	14,575,651	109,019	–	741,659	15,003,761	–
Partner Mid Cap Value	25,350,505	204,268	–	2,203,370	26,418,403	204,268
Mid Cap Stock	40,378,460	–	–	2,616,880	42,157,939	–
Partner Worldwide Allocation	126,777,721	1,329,038	–	15,371,774	129,122,900	1,329,038
Large Cap Growth	59,274,222	3,929	–	11,226,944	61,074,577	3,929
Large Cap Value	86,543,027	1,663,763	–	6,764,619	91,592,936	1,663,763
Large Cap Stock	36,483,289	371,798	6,000,000	1,435,716	31,758,032	371,798
Equity Income Plus	9,978,155	46,037	–	1,135,302	10,399,369	46,037
High Yield	49,604,487	961,050	679,814	10,569,252	50,838,100	957,667
Income	187,103,647	2,013,537	1,903,480	21,371,044	190,202,290	2,014,887
Government Bond	20,821,448	4,646,792	268,951	2,354,878	25,008,800	82,374
Limited Maturity Bond	183,522,499	837,832	10,039,443	14,054,251	174,553,799	838,257
Total Value and Income Earned	939,893,064				939,095,869	7,727,140

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
23

Moderately Conservative Allocation Fund

Schedule of Investments as of January 31, 2012

(unaudited)

Shares	Mutual Funds (68.3%)	Value

Equity Mutual Funds (21.9%)
1,197,141	Thrivent Natural Resources Fund	$12,079,150
626,155	Thrivent Partner Small Cap Value Fund	10,175,019
167,827	Thrivent Small Cap Stock Fund[a]	2,681,877
1,091,303	Thrivent Partner Mid Cap Value Fund	13,084,723
426,187	Thrivent Mid Cap Stock Fund[a]	6,865,875
4,393,476	Thrivent Partner Worldwide Allocation Fund	36,905,196
2,404,707	Thrivent Large Cap Growth Fund	13,081,608
2,386,109	Thrivent Large Cap Value Fund	32,307,918
29,860	Thrivent Large Cap Stock Fund	660,514
468,724	Thrivent Equity Income Plus Fund	4,293,510

	Total Equity Mutual Funds	132,135,390

Fixed Income Mutual Funds (46.4%)
4,830,387	Thrivent High Yield Fund	23,234,160
8,646,431	Thrivent Income Fund	76,953,237
1,153,250	Thrivent Government Bond Fund	12,247,516
13,522,419	Thrivent Limited Maturity Bond Fund	167,948,447

	Total Fixed Income Mutual Funds	280,383,360

	Total Mutual Funds (cost $400,543,853)	412,518,750

Principal Amount	Long-Term Fixed Income (16.2%)	Value

Asset-Backed Securities (0.9%)
	Citigroup Mortgage Loan Trust, Inc.
928,503	0.426%, 8/25/2036[b]	711,982
	GSAMP Trust
829,256	0.456%, 2/25/2036[b]	657,555
	J.P. Morgan Mortgage Acquisition Corporation
3,100,000	5.461%, 10/25/2036	2,421,425
	Morgan Stanley Capital, Inc.
1,006,849	0.426%, 2/25/2037[b]	548,509
	Renaissance Home Equity Loan Trust
2,300,000	6.011%, 5/25/2036	917,194

	Total Asset-Backed Securities	5,256,665

Basic Materials (0.4%)
	ArcelorMittal
800,000	7.000%, 10/15/2039	801,834
	Arch Coal, Inc.
110,000	7.000%, 6/15/2019[c]	110,275
	Dow Chemical Company
800,000	4.250%, 11/15/2020	854,109
	FMG Resources Property, Ltd.
185,000	8.250%, 11/1/2019[c]	198,412
	Novelis, Inc.
185,000	8.375%, 12/15/2017	203,038

	Total Basic Materials	2,167,668

Capital Goods (0.1%)
	Bombardier, Inc.
110,000	7.750%, 3/15/2020[c]	124,850

Principal Amount	Long-Term Fixed Income (16.2%)	Value

Capital Goods (0.1%) - continued
	Case New Holland, Inc.
$185,000	7.875%, 12/1/2017	$213,212
	Danaher Corporation
320,000	0.817%, 6/21/2013[b]	321,147

	Total Capital Goods	659,209

Collateralized Mortgage Obligations (0.9%)
	Citigroup Mortgage Loan Trust, Inc.
384,064	5.500%, 11/25/2035	328,271
	CitiMortgage Alternative Loan Trust
1,282,851	5.750%, 4/25/2037	852,208
	Countrywide Alternative Loan Trust
264,345	6.000%, 1/25/2037	174,756
1,549,893	5.500%, 5/25/2037	1,071,593
1,325,025	7.000%, 10/25/2037	772,496
	Countrywide Home Loans, Inc.
643,882	5.750%, 4/25/2037	557,475
	Deutsche Alt-A Securities, Inc.
244,859	5.500%, 10/25/2021	234,145
461,279	6.000%, 10/25/2021	405,072
	J.P. Morgan Mortgage Trust
116,039	2.768%, 10/25/2036	87,530
	MASTR Alternative Loans Trust
305,185	6.500%, 7/25/2034	318,917
	Merrill Lynch Alternative Note Asset Trust
304,053	6.000%, 3/25/2037	217,822
	Sequoia Mortgage Trust
294,432	5.352%, 9/20/2046	92,579
	WaMu Mortgage Pass Through Certificates
311,225	5.835%, 9/25/2036	215,420
285,215	5.934%, 10/25/2036	193,983

	Total Collateralized Mortgage Obligations	5,522,267

Commercial Mortgage-Backed Securities (2.1%)
	Banc of America Commercial Mortgage, Inc.
1,600,000	5.807%, 4/10/2049	1,775,845
2,450,000	5.843%, 6/10/2049	2,685,371
	Bear Stearns Commercial Mortgage Securities, Inc.
1,000,000	5.331%, 2/11/2044	1,073,683
	Credit Suisse First Boston Mortgage Securities
1,700,000	5.542%, 1/15/2049	1,835,922
	Credit Suisse Mortgage Capital Certificates
1,850,000	5.509%, 9/15/2039	1,778,905
	Greenwich Capital Commercial Funding Corporation
1,000,000	5.867%, 12/10/2049	928,722
	J.P. Morgan Chase Commercial Mortgage Securities Corporation
800,000	5.930%, 2/12/2049	784,753

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
24

Moderately Conservative Allocation Fund

Schedule of Investments as of January 31, 2012

(unaudited)

Principal Amount	Long-Term Fixed Income (16.2%)	Value

Commercial Mortgage-Backed Securities (2.1%) - continued
	Morgan Stanley Capital, Inc.
$500,000	5.406%, 3/15/2044	$470,142
	Wachovia Bank Commercial Mortgage Trust
1,200,000	5.603%, 10/15/2048	1,184,562

	Total Commercial Mortgage- Backed Securities	12,517,905

Communications Services (0.6%)
	Cablevision Systems Corporation
185,000	8.625%, 9/15/2017	206,275
	CBS Corporation
400,000	7.875%, 7/30/2030	517,109
400,000	5.900%, 10/15/2040	462,618
	CCO Holdings, LLC
185,000	7.000%, 1/15/2019	196,562
	Clear Channel Worldwide Holdings, Inc.
185,000	9.250%, 12/15/2017	203,962
	Cox Communications, Inc.
800,000	6.950%, 6/1/2038[c]	937,846
	EH Holding Corporation
185,000	6.500%, 6/15/2019[c]	192,631
	Intelsat Jackson Holdings SA
110,000	7.250%, 4/1/2019[c]	114,950
	Level 3 Financing, Inc.
210,000	8.625%, 7/15/2020[c]	215,250
	Nara Cable Funding, Ltd.
200,000	8.875%, 12/1/2018[c,d]	190,000
	NII Capital Corporation
195,000	7.625%, 4/1/2021	199,875
	Sprint Nextel Corporation
120,000	9.000%, 11/15/2018[c]	129,300
	UPCB Finance V, Ltd.
110,000	7.250%, 11/15/2021[c]	114,950

	Total Communications Services	3,681,328

Consumer Cyclical (0.4%)
	Chrysler Group, LLC
700,000	8.000%, 6/15/2019[c]	672,000
	Home Depot, Inc.
800,000	5.875%, 12/16/2036	996,928
	Lennar Corporation
110,000	12.250%, 6/1/2017	138,600
	MGM Resorts International
145,000	11.125%, 11/15/2017	164,938
	Rite Aid Corporation
185,000	7.500%, 3/1/2017	188,700
	Starwood Hotels & Resorts Worldwide, Inc.
110,000	6.750%, 5/15/2018	126,225
	Toys R Us Property Company II, LLC
190,000	8.500%, 12/1/2017	203,537
	West Corporation
60,000	7.875%, 1/15/2019	62,850

	Total Consumer Cyclical	2,553,778

Consumer Non-Cyclical (1.0%)
	Altria Group, Inc.
800,000	9.950%, 11/10/2038	1,237,737

Principal Amount	Long-Term Fixed Income (16.2%)	Value

Consumer Non-Cyclical (1.0%) - continued
	Anheuser-Busch Companies, Inc.
$400,000	6.450%, 9/1/2037	$548,060
	Anheuser-Busch InBev Worldwide, Inc.
560,000	0.927%, 7/14/2014[b]	559,267
400,000	8.200%, 1/15/2039	628,875
	Community Health Systems, Inc.
106,000	8.875%, 7/15/2015	110,240
	Fresenius Medical Care US Finance II, Inc.
120,000	5.625%, 7/31/2019[c]	123,150
	HCA, Inc.
185,000	7.500%, 2/15/2022	197,950
	JBS USA, LLC/JBS USA Finance, Inc.
110,000	7.250%, 6/1/2021[c]	104,225
	Kinetic Concepts, Inc./KCI USA, Inc.
185,000	10.500%, 11/1/2018[c]	188,700
	Kraft Foods, Inc.
400,000	5.375%, 2/10/2020	467,141
400,000	7.000%, 8/11/2037	529,407
	Reynolds Group Issuer, Inc.
130,000	6.875%, 2/15/2021[c]	135,525
	UnitedHealth Group, Inc.
400,000	6.875%, 2/15/2038	547,118
400,000	5.700%, 10/15/2040	483,518
	Valeant Pharmaceuticals International
185,000	6.875%, 12/1/2018[c]	189,394

	Total Consumer Non-Cyclical	6,050,307

Energy (0.3%)
	Denbury Resources, Inc.
140,000	6.375%, 8/15/2021	151,550
	Forest Oil Corporation
200,000	7.250%, 6/15/2019	200,000
	Harvest Operations Corporation
110,000	6.875%, 10/1/2017[c]	116,050
	Linn Energy, LLC
120,000	7.750%, 2/1/2021	129,300
	Markwest Energy Partners, LP/Markwest Energy Finance Corporation
185,000	6.500%, 8/15/2021	198,413
	Weatherford International, Ltd.
800,000	6.750%, 9/15/2040	948,487

	Total Energy	1,743,800

Financials (1.4%)
	Ally Financial, Inc.
185,000	8.000%, 3/15/2020	203,500
	AXA SA
800,000	6.379%, 12/29/2049[c,e]	598,000
	BBVA International Preferred SA Unipersonal
400,000	5.919%, 12/29/2049[e]	288,280
	CIT Group, Inc.
110,000	7.000%, 5/1/2017	110,138
	General Electric Capital Corporation
800,000	6.750%, 3/15/2032	957,990

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
25

Moderately Conservative Allocation Fund

Schedule of Investments as of January 31, 2012

(unaudited)

Principal Amount	Long-Term Fixed Income (16.2%)	Value

Financials (1.4%) - continued
	HCP, Inc.
$800,000	6.750%, 2/1/2041	$983,238
	Health Care REIT, Inc.
320,000	6.500%, 3/15/2041	348,895
	Icahn Enterprises, LP
200,000	8.000%, 1/15/2018	207,500
	International Lease Finance Corporation
185,000	5.750%, 5/15/2016	182,389
	MetLife Capital Trust IV
800,000	7.875%, 12/15/2037[c]	854,000
	Prudential Financial, Inc.
800,000	6.200%, 11/15/2040	889,093
	QBE Capital Funding III, Ltd.
800,000	7.250%, 5/24/2041[c]	707,458
	Reinsurance Group of America, Inc.
400,000	6.750%, 12/15/2065	360,282
	XL Group plc
800,000	6.250%, 5/15/2027	837,734
400,000	6.500%, 12/31/2049[e]	333,500
	XLIT, Ltd.
400	3.687%, 10/29/2049[b,f]	269,625

	Total Financials	8,131,622

Mortgage-Backed Securities (7.0%)
	Federal National Mortgage Association Conventional 15- Yr. Pass Through
8,200,000	3.000%, 2/1/2027[d]	8,547,221
	Federal National Mortgage Association Conventional 30- Yr. Pass Through
19,187,500	4.000%, 2/1/2042[d]	20,281,782
6,750,000	4.500%, 2/1/2042[d]	7,213,010
3,281,250	5.000%, 2/1/2042[d]	3,543,238
2,281,250	6.000%, 2/1/2042[d]	2,507,326

	Total Mortgage-Backed Securities	42,092,577

Technology (<0.1%)
	Seagate HDD Cayman
140,000	7.750%, 12/15/2018	155,050

	Total Technology	155,050

Transportation (0.1%)
	Avis Budget Car Rental, LLC/Avis Budget Finance, Inc.
525,000	8.250%, 1/15/2019	552,563

	Total Transportation	552,563

U.S. Government and Agencies (0.7%)
	U.S. Treasury Notes
2,150,000	2.500%, 4/30/2015	2,299,829
1,050,000	3.125%, 5/15/2021	1,179,938
550,000	4.375%, 5/15/2040	709,758

	Total U.S. Government and Agencies	4,189,525

Utilities (0.3%)
	AES Corporation
190,000	7.375%, 7/1/2021[c]	209,950

Principal Amount	Long-Term Fixed Income (16.2%)	Value

Utilities (0.3%) - continued
	Dominion Resources, Inc.
$400,000	2.879%, 9/30/2066[b]	$346,395
	Energy Transfer Partners, LP
222,000	6.625%, 10/15/2036	237,637
400,000	7.500%, 7/1/2038	463,644
	Southern Union Company
800,000	3.447%, 11/1/2066[b]	762,000

	Total Utilities	2,019,626

	Total Long-Term Fixed Income (cost $95,131,041)	97,293,890

Shares	Common Stock (10.4%)	Value

Consumer Discretionary (1.2%)
4,100	Amazon.com, Inc.[a]	797,204
1,656	Autoliv, Inc.	104,477
7,400	Big Lots, Inc.[a]	292,226
1,783	BJ’s Restaurants, Inc.[a]	89,203
3,669	Buffalo Wild Wings, Inc.[a]	244,209
3,230	CBS Corporation	91,990
1,700	Charter Communications, Inc.[a]	97,988
8,700	Coach, Inc.	609,435
20,700	Comcast Corporation	550,413
3,279	Delphi Automotive plc[a]	87,976
6,511	Discovery Communications, Inc.[a]	279,192
1,145	Dollar Tree, Inc.[a]	97,107
11,054	Foot Locker, Inc.	290,057
10,110	Ford Motor Company	125,566
4,170	Harley-Davidson, Inc.	184,272
6,500	Home Depot, Inc.	288,535
2,010	J.C. Penney Company, Inc.	83,516
11,408	Las Vegas Sands Corporation[a]	560,247
5,040	Life Time Fitness, Inc.[a]	247,666
6,150	Lowe’s Companies, Inc.	165,004
5,867	Macy’s, Inc.	197,659
1,800	McDonald’s Corporation	178,290
814	Meredith Corporation	25,633
16,660	News Corporation	324,370
4,190	Omnicom Group, Inc.	191,106
728	Panera Bread Company[a]	107,926
19,449	Pier 1 Imports, Inc.[a]	302,432
500	Priceline.com, Inc.[a]	264,740
4,546	Signet Jewelers, Ltd.	207,207
2,610	Time Warner Cable, Inc.	192,409
4,001	WMS Industries, Inc.[a]	87,582

	Total Consumer Discretionary	7,365,637

Consumer Staples (0.9%)
12,900	Altria Group, Inc.	366,360
7,638	Anheuser-Busch InBev NV ADR	464,391
4,050	British American Tobacco plc ADR	373,451
13,555	Coca-Cola Company	915,369
3,400	Colgate-Palmolive Company	308,448
10,900	ConAgra Foods, Inc.	290,703
6,555	Corn Products International, Inc.	363,737
4,190	CVS Caremark Corporation	174,933
4,270	Diageo plc ADR	378,279
11,791	Kraft Foods, Inc.	451,595
10,283	Philip Morris International, Inc.	768,860
1,802	TreeHouse Foods, Inc.[a]	101,885

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
26

Moderately Conservative Allocation Fund

Schedule of Investments as of January 31, 2012

(unaudited)

Shares	Common Stock (10.4%)	Value

Consumer Staples (0.9%) - continued
11,940	Wal-Mart Stores, Inc.	$732,638

	Total Consumer Staples	5,690,649

Energy (1.2%)
4,019	Alpha Natural Resources, Inc.[a]	80,862
5,480	Apache Corporation	541,862
17,390	Arch Coal, Inc.	250,938
4,800	Chevron Corporation	494,784
6,980	ConocoPhillips	476,106
14,683	ENSCO International plc ADR	772,913
5,270	EOG Resources, Inc.	559,358
6,400	Exxon Mobil Corporation	535,936
5,900	Helix Energy Solutions Group, Inc.[a]	97,055
11,800	Marathon Oil Corporation	370,402
1,665	National Oilwell Varco, Inc.	123,177
1,500	Newfield Exploration Company[a]	56,715
1,740	Occidental Petroleum Corporation	173,600
30,775	Patriot Coal Corporation[a]	233,890
9,513	Peabody Energy Corporation	324,298
18,953	Petroleum Geo-Services ASA[a]	243,466
2,500	Southwestern Energy Company[a]	77,850
6,552	Swift Energy Company[a]	217,199
16,950	Valero Energy Corporation	406,631
53,280	Weatherford International, Ltd.[a]	891,907

	Total Energy	6,928,949

Financials (1.5%)
4,310	ACE, Ltd.	299,976
2,376	Affiliated Managers Group, Inc.[a]	238,812
800	Allied World Assurance Company Holdings AG	49,224
2,600	American Campus Communities, Inc.	111,280
5,070	Aon Corporation	245,540
4,700	Apartment Investment & Management Company	115,432
2,000	Aspen Insurance Holdings, Ltd.	53,120
5,200	CBL & Associates Properties, Inc.	90,324
6,100	Citigroup, Inc.	187,392
700	CME Group, Inc.	167,657
1,200	Delphi Financial Group, Inc.	53,412
7,800	Discover Financial Services	212,004
5,600	Douglas Emmett, Inc.	117,096
6,455	Duke Realty Corporation	86,432
1,700	Endurance Specialty Holdings, Ltd.	63,580
1,600	Equity Lifestyle Properties, Inc.	112,224
5,275	Equity One, Inc.	99,434
24,700	Fifth Third Bancorp	321,347
1,610	Goldman Sachs Group, Inc.	179,467
7,480	HCC Insurance Holdings, Inc.	207,645
1,900	Home Properties, Inc.	113,202
8,239	Host Hotels & Resorts, Inc.	135,284
3,600	iShares Russell 2000 Index Fund	284,652
25,553	J.P. Morgan Chase & Company	953,127
15,270	KKR & Company, LP	213,475
2,473	Lazard, Ltd.	71,025
1,500	M&T Bank Corporation	119,610
4,880	MetLife, Inc.	172,410
3,900	NASDAQ OMX Group, Inc.[a]	96,642
2,000	Northern Trust Corporation	82,420

Shares	Common Stock (10.4%)	Value

Financials (1.5%) - continued
4,000	Och-Ziff Capital Management Group, LLC	$39,720
16,258	Ocwen Financial Corporation[a]	233,953
164,539	Popular, Inc.[a]	258,326
700	ProAssurance Corporation	57,141
14,300	Progressive Corporation	290,004
2,520	S&P 500 Large Index Depository Receipts	330,649
8,240	State Street Corporation	322,843
7,890	SunTrust Banks, Inc.	162,297
3,840	SVB Financial Group[a]	222,874
3,700	Tanger Factory Outlet Centers, Inc.	109,150
843	Taubman Centers, Inc.	56,506
4,200	Torchmark Corporation	191,814
2,600	Tower Group, Inc.	56,134
14,620	Unum Group	333,775
2,150	Vanguard REIT ETF	132,612
5,246	W.R. Berkley Corporation	179,780
26,120	Wells Fargo & Company	762,965
18,830	Zions Bancorporation	317,097

	Total Financials	9,310,885

Health Care (1.4%)
900	Alexion Pharmaceuticals, Inc.[a]	69,084
10,400	Align Technology, Inc.[a]	245,024
7,571	Amgen, Inc.	514,147
12,440	Baxter International, Inc.	690,171
19,500	Bristol-Myers Squibb Company	628,680
992	C.R. Bard, Inc.	91,780
5,475	Covance, Inc.[a]	239,860
2,545	Coventry Health Care, Inc.[a]	76,528
6,060	Covidien plc	312,090
16,700	Eli Lilly and Company	663,658
8,200	Gilead Sciences, Inc.[a]	400,488
9,931	Health Net, Inc.[a]	374,796
4,200	Hologic, Inc.[a]	85,638
6,950	Johnson & Johnson	458,074
3,755	McKesson Corporation	306,859
11,130	Merck & Company, Inc.	425,834
23,504	Mylan, Inc.[a]	487,708
35,287	Pfizer, Inc.	755,142
9,975	PSS World Medical, Inc.[a]	242,093
3,200	Thoratec Corporation[a]	94,080
6,501	United Therapeutics Corporation[a]	319,719
14,520	UnitedHealth Group, Inc.	751,991
857	Varian Medical Systems, Inc.[a]	56,450
800	Waters Corporation[a]	69,256
1,137	Zimmer Holdings, Inc.[a]	69,073

	Total Health Care	8,428,223

Industrials (1.3%)
3,500	3M Company	303,485
2,101	Actuant Corporation	53,260
5,100	Boeing Company	378,318
2,900	C.H. Robinson Worldwide, Inc.	199,636
2,050	Caterpillar, Inc.	223,696
1,993	Chicago Bridge and Iron Company	84,862
3,178	CSX Corporation	71,664
2,400	Cummins, Inc.	249,600
10,091	Deluxe Corporation	258,027
2,202	Dover Corporation	139,629
9,151	EMCOR Group, Inc.	263,823

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
27

Moderately Conservative Allocation Fund

Schedule of Investments as of January 31, 2012

(unaudited)

Shares	Common Stock (10.4%)	Value

Industrials (1.3%) - continued
1,649	Expeditors International of Washington, Inc.	$73,628
1,100	Fluor Corporation	61,864
8,503	FTI Consulting, Inc.[a]	364,098
5,900	GATX Corporation	253,346
41,644	General Electric Company	779,159
7,419	Honeywell International, Inc.	430,599
2,800	L-3 Communications Holdings, Inc.	198,072
31,786	Manitowoc Company, Inc.	427,204
1,200	Manpower, Inc.	48,132
4,204	Oshkosh Corporation[a]	102,073
5,487	Parker Hannifin Corporation	442,691
8,900	Pitney Bowes, Inc.	168,833
2,100	Precision Castparts Corporation	343,728
2,500	Republic Services, Inc.	73,200
9,265	Shaw Group, Inc.[a]	251,452
5,951	SPX Corporation	414,368
1,900	Tyco International, Ltd.	96,805
2,273	Union Pacific Corporation	259,827
8,377	United Technologies Corporation	656,338
1,560	WESCO International, Inc.[a]	98,093

	Total Industrials	7,769,510

Information Technology (2.3%)
9,100	ADTRAN, Inc.	315,133
5,575	Akamai Technologies, Inc.[a]	179,794
1,400	Alliance Data Systems Corporation[a]	155,120
4,067	Apple, Inc.[a]	1,856,504
25,600	Atmel Corporation[a]	248,576
1,400	Baidu.com, Inc. ADR[a]	178,528
6,250	Broadcom Corporation[a]	214,625
7,700	Cavium, Inc.[a]	247,478
19,360	Cisco Systems, Inc.	380,037
5,930	Cognizant Technology Solutions Corporation[a]	425,477
9,975	eBay, Inc.[a]	315,210
1,723	F5 Networks, Inc.[a]	206,312
1,132	Google, Inc.[a]	656,684
16,900	Intel Corporation	446,498
1,826	International Business Machines Corporation	351,688
2,149	Itron, Inc.[a]	83,360
4,404	Juniper Networks, Inc.[a]	92,176
4,600	KLA-Tencor Corporation	235,198
46,124	Microsoft Corporation	1,362,042
21,893	Monster Worldwide, Inc.[a]	157,630
4,000	NetApp, Inc.[a]	150,960
6,752	NVIDIA Corporation[a]	99,727
34,820	Oracle Corporation	981,924
7,414	Plantronics, Inc.	276,097
696	Plexus Corporation[a]	25,230
3,719	Polycom, Inc.[a]	74,194
8,300	QUALCOMM, Inc.	488,206
2,610	Salesforce.com, Inc.[a]	304,848
29,441	Teradyne, Inc.[a]	481,360
28,040	Texas Instruments, Inc.	907,935
13,992	TIBCO Software, Inc.[a]	364,771
10,700	VeriFone Systems, Inc.[a]	456,890
2,803	VMware, Inc.[a]	255,830

Shares	Common Stock (10.4%)	Value

Information Technology (2.3%) - continued
17,247	Xilinx, Inc.	$618,305

	Total Information Technology	13,594,347

Materials (0.3%)
1,449	Albemarle Corporation	93,185
17,600	Alcoa, Inc.	178,816
24,851	Freeport-McMoRan Copper & Gold, Inc.	1,148,365
2,140	LyondellBasell Industries NV	92,234
2,307	Sigma-Aldrich Corporation	156,968
2,448	Silgan Holdings, Inc.	101,739
7,315	Steel Dynamics, Inc.	116,674

	Total Materials	1,887,981

Telecommunications Services (0.1%)
14,003	Verizon Communications, Inc.	527,353

	Total Telecommunications Services	527,353

Utilities (0.2%)
5,100	CMS Energy Corporation	111,333
9,580	Exelon Corporation	381,092
13,710	NiSource, Inc.	311,628
7,204	NV Energy, Inc.	116,705
13,300	PNM Resources, Inc.	236,873
600	Public Service Enterprise Group, Inc.	18,204
5,732	Southwest Gas Corporation	239,598
2,331	UGI Corporation	62,727

	Total Utilities	1,478,160

	Total Common Stock (cost $58,172,878)	62,981,694

Principal Amount	Short-Term Investments (11.6%)[g]	Value

	Federal Home Loan Bank Discount Notes
5,000,000	0.020%, 2/1/2012[h]	5,000,000
3,000,000	0.010%, 2/3/2012[h]	2,999,998
5,000,000	0.005%, 2/8/2012[h]	4,999,995
17,000,000	0.021%, 2/17/2012[h]	16,999,844
5,000,000	0.010%, 2/22/2012[h]	4,999,971
10,900,000	0.015%, 3/2/2012[h]	10,899,864
3,000,000	0.030%, 3/16/2012[h]	2,999,890
	Federal Home Loan Mortgage Corporation Discount Notes
13,000,000	0.030%, 2/8/2012[h]	12,999,924
4,000,000	0.010%, 2/17/2012[h,i,j]	3,999,982
	Federal National Mortgage Association Discount Notes
2,850,000	0.088%, 2/22/2012[h,i]	2,849,856

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
28

Moderately Conservative Allocation Fund

Schedule of Investments as of January 31, 2012

(unaudited)

Principal Amount	Short-Term Investments (11.6%)[g]	Value

	U.S. Treasury Bills
1,400,000	0.045%, 2/9/2012[i]	$1,399,986

	Total Short-Term Investments (at amortized cost)	70,149,310

	Total Investments (cost $623,997,082) 106.5%	$642,943,644

	Other Assets and Liabilities, Net (6.5%)	(39,035,612)

	Total Net Assets 100.0%	$603,908,032

a	Non-income producing security.
b	Denotes variable rate securities. Variable rate securities are securities whose yields vary with a designated market index or market rate. The rate shown is as of January 31, 2012.
c	Denotes securities sold under Rule 144A of the Securities Act of 1933, which exempts them from registration. These securities have been deemed liquid and may be resold to other dealers in the program or to other qualified institutional buyers. As of January 31, 2012, the value of these investments was $6,226,916 or 1.0% of total net assets.
d	Denotes investments purchased on a when-issued or delayed delivery basis.
e	Denotes perpetual securities. Perpetual securities pay an indefinite stream of interest, but may be called by the issuer at an earlier date.
f	This security is displayed in shares.
g	The interest rate shown reflects the yield, coupon rate or the discount rate at the date of purchase.
h	Denotes investments that benefit from credit enhancement or liquidity support provided by a third party bank, institution or government.
i	At January 31, 2012, $3,299,924 of investments were held on deposit with the counterparty and pledged as the initial margin deposit for open futures contracts.
j	At January 31, 2012, $156,999 of investments were pledged as collateral with the custodian under the agreement between the counterparty, the custodian and the fund for open swap contracts.

Definitions:
ADR	-	American Depositary Receipt, which are certificates for an underlying foreign security’s shares held by an issuing U.S. depository bank.
REIT	-	Real Estate Investment Trust is a company that buys, develops, manages and/or sells real estate assets.
ETF	-	Exchange Traded Fund.

Unrealized Appreciation (Depreciation)

Gross unrealized appreciation and depreciation of investments, based on cost for federal income tax purposes, were as follows:

Gross unrealized appreciation	$25,798,689
Gross unrealized depreciation	(6,852,127)

Net unrealized appreciation (depreciation)	$18,946,562

Cost for federal income tax purposes	$623,997,082

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
29

Moderately Conservative Allocation Fund

Schedule of Investments as of January 31, 2012

(unaudited)

Fair Valuation Measurements

The following table is a summary of the inputs used, as of January 31, 2012, in valuing Moderately Conservative Allocation Fund’s assets carried at fair value.

Investments in Securities	Total	Level 1	Level 2	Level 3
Mutual Funds
Equity Mutual Funds	132,135,390	132,135,390	–	–
Fixed Income Mutual Funds	280,383,360	280,383,360	–	–
Long-Term Fixed Income
Asset-Backed Securities	5,256,665	–	5,256,665	–
Basic Materials	2,167,668	–	2,167,668	–
Capital Goods	659,209	–	659,209	–
Collateralized Mortgage Obligations	5,522,267	–	5,522,267	–
Commercial Mortgage-Backed Securities	12,517,905	–	12,517,905	–
Communications Services	3,681,328	–	3,681,328	–
Consumer Cyclical	2,553,778	–	2,553,778	–
Consumer Non-Cyclical	6,050,307	–	6,050,307	–
Energy	1,743,800	–	1,743,800	–
Financials	8,131,622	–	8,131,622	–
Mortgage-Backed Securities	42,092,577	–	42,092,577	–
Technology	155,050	–	155,050	–
Transportation	552,563	–	552,563	–
U.S. Government and Agencies	4,189,525	–	4,189,525	–
Utilities	2,019,626	–	2,019,626	–
Common Stock
Consumer Discretionary	7,365,637	7,365,637	–	–
Consumer Staples	5,690,649	5,690,649	–	–
Energy	6,928,949	6,685,483	243,466	–
Financials	9,310,885	9,310,885	–	–
Health Care	8,428,223	8,428,223	–	–
Industrials	7,769,510	7,769,510	–	–
Information Technology	13,594,347	13,594,347	–	–
Materials	1,887,981	1,887,981	–	–
Telecommunications Services	527,353	527,353	–	–
Utilities	1,478,160	1,478,160	–	–
Short-Term Investments	70,149,310	–	70,149,310	–

Total	$642,943,644	$475,256,978	$167,686,666	$–

Other Financial Instruments	Total	Level 1	Level 2	Level 3
Asset Derivatives
Futures Contracts	2,016,578	2,016,578	–	–
Credit Default Swaps	285,020	–	285,020	–

Total Asset Derivatives	$2,301,598	$2,016,578	$285,020	$–

Liability Derivatives
Futures Contracts	843,917	843,917	–	–

Total Liability Derivatives	$843,917	$843,917	$–	$–

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
30

Moderately Conservative Allocation Fund

Schedule of Investments as of January 31, 2012

(unaudited)

Futures Contracts	Number of Contracts Long/(Short)	Expiration Date	Notional Principal Amount	Value	Unrealized Gain/(Loss)
2-Yr. U.S. Treasury Bond Futures	(80)	March 2012	($17,637,256)	($17,660,000)	($22,744)
10-Yr. U.S. Treasury Bond Futures	310	March 2012	40,327,274	40,997,500	670,226
20-Yr. U.S. Treasury Bond Futures	170	March 2012	24,153,644	24,724,375	570,731
Russell 2000 Index Mini-Futures	(52)	March 2012	(3,794,149)	(4,114,240)	(320,091)
S&P 400 Index Mini-Futures	(75)	March 2012	(6,510,668)	(7,011,750)	(501,082)
S&P 500 Index Futures	41	March 2012	12,633,429	13,409,050	775,621
Total Futures Contracts					$1,172,661

Credit Default Swaps and Counterparty	Buy/Sell Protection[1]	Termination Date	Notional Principal Amount[2]	Upfront Payments Received (Made)	Value[3]	Unrealized Gain/(Loss)
CDX HY, Series 17, 5 Year, at	Sell	12/20/2016	$4,900,000	$417,288	($132,268)	$285,020
5.00%; J.P. Morgan Chase and Co.
Total Credit Default Swaps					($132,268)	$285,020

1	As the buyer of protection, Moderately Conservative Allocation Fund pays periodic fees in return for payment by the seller which is contingent upon an adverse credit event occurring in the underlying issuer or reference entity. As the seller of protection, Moderately Conservative Allocation Fund collects periodic fees from the buyer and profits if the credit of the underlying issuer or reference entity remains stable or improves while the swap is outstanding, but the seller in a credit default swap contract would be required to pay the amount of credit loss, determined as specified in the agreement, to the buyer in the event of an adverse credit event in the reference entity.
2	The maximum potential amount of future payments Moderately Conservative Allocation Fund could be required to make as the seller or receive as the buyer of protection.
3	The values for credit indexes (CDX or LCDX) serve as an indicator of the current status of the payment/performance risk and represent the liability or profit for the credit default swap contract had the contract been closed as of the reporting date. When protection has been sold, the value of the swap will increase when the swap spread declines representing an improvement in the reference entity’s credit worthiness. The value of the swap will decrease when the swap spread increases representing a deterioration in the reference entity’s credit worthiness. When protection has been purchased, the value of the swap will increase when the swap spread increases representing a deterioration in the reference entity’s credit worthiness. The value of the swap will decrease when the swap spread declines representing an improvement in the reference entity’s credit worthiness.

Investment in Affiliates

Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Fund’s holdings of an issuer represent 5% or more of the outstanding voting securities of an issuer, or any affiliated mutual fund.

A summary of transactions for the fiscal year to date, in Moderately Conservative Allocation Fund, is as follows:

Fund	Value October 31, 2011	Gross Purchases	Gross Sales	Shares Held at January 31, 2012	Value January 31, 2012	Income Earned November 1, 2011 - January 31, 2012
Natural Resources	$10,592,836	$1,615,296	$–	1,197,141	$12,079,150	$15,296
Partner Small Cap Value	9,349,338	160,413	–	626,155	10,175,019	62,014
Small Cap Stock	2,510,694	–	–	167,827	2,681,877	–
Partner Mid Cap Value	12,555,806	101,172	–	1,091,303	13,084,723	101,172
Mid Cap Stock	6,576,068	–	–	426,187	6,865,875	–
Partner Worldwide Allocation	36,234,910	379,858	–	4,393,476	36,905,196	379,858
Large Cap Growth	12,695,989	842	–	2,404,707	13,081,608	842
Large Cap Value	30,526,644	586,865	–	2,386,109	32,307,918	586,865
Large Cap Stock	633,535	7,733	–	29,860	660,514	7,733
Equity Income Plus	4,119,606	19,007	–	468,724	4,293,510	19,007
High Yield	22,643,063	438,313	281,007	4,830,387	23,234,160	436,767
Income	78,667,958	829,167	3,730,619	8,646,431	76,953,237	829,713
Government Bond	12,115,144	321,222	112,403	1,153,250	12,247,516	44,097
Limited Maturity Bond	173,653,196	798,192	6,742,245	13,522,419	167,948,447	798,599
Total Value and Income Earned	412,874,787				412,518,750	3,281,963

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
31

Partner Small Cap Growth Fund

Schedule of Investments as of January 31, 2012

(unaudited)

Shares	Common Stock (96.8%)	Value

Consumer Discretionary (15.8%)
7,140	Aeropostale, Inc.[a]	$116,882
9,490	Ann, Inc.[a]	230,227
20,610	Big Lots, Inc.[a]	813,889
18,060	BJ’s Restaurants, Inc.[a]	903,542
11,150	Body Central Corporation[a]	299,712
34,330	Bravo Brio Restaurant Group, Inc.[a]	660,852
28,100	Bridgepoint Education, Inc.[a,b]	690,979
49,500	Brunswick Corporation	1,056,330
2,660	Buffalo Wild Wings, Inc.[a]	177,050
7,010	Children’s Place Retail Stores, Inc.[a]	349,729
6,200	Cracker Barrel Old Country Store, Inc.	325,314
58,720	Crocs, Inc.[a]	1,116,854
8,350	Deckers Outdoor Corporation[a]	675,097
16,620	DSW, Inc.	830,501
36,180	Express, Inc.[a]	782,935
22,620	Gaylord Entertainment Company[a,b]	634,491
33,070	GNC Holdings, Inc.[a,b]	909,756
4,145	Joseph A. Bank Clothiers, Inc.[a,b]	197,924
6,590	Krispy Kreme Doughnuts, Inc.[a]	48,305
14,970	Meritage Homes Corporation[a]	362,274
5,770	Oxford Industries, Inc.	293,866
94,730	Saks, Inc.[a,b]	945,405
87,450	Scientific Games Corporation[a]	978,565
12,120	Select Comfort Corporation[a]	303,970
7,910	Skullcandy, Inc.[a,b]	106,390
5,710	SodaStream International, Ltd.[a,b]	218,065
58,090	Sonic Automotive, Inc.[b]	905,623
26,290	Sotheby’s Holdings, Inc.	881,504
26,785	Steven Madden, Ltd.[a]	1,101,935
25,680	Tenneco, Inc.[a]	824,328
28,210	True Religion Apparel, Inc.[a]	1,022,330
3,930	Ulta Salon Cosmetics & Fragrance, Inc.[a]	299,545
25,640	Vera Bradley, Inc.[a,b]	918,425
11,100	Vitamin Shoppe, Inc.[a]	474,414

	Total Consumer Discretionary	20,457,008

Consumer Staples (2.4%)
5,350	B&G Foods, Inc.	121,231
490	Boston Beer Company, Inc.[a,b]	49,024
25,320	Hain Celestial Group, Inc.[a]	977,099
9,020	TreeHouse Foods, Inc.[a]	509,991
34,240	United Natural Foods, Inc.[a]	1,508,272

	Total Consumer Staples	3,165,617

Energy (8.0%)
13,720	Basic Energy Services, Inc.[a]	247,097
15,370	Berry Petroleum Company	691,804
4,960	C&J Energy Services, Inc.[a,b]	82,584
43,170	Carrizo Oil & Gas, Inc.[a]	1,048,599
29,740	CVR Energy, Inc.[a]	741,716
14,500	Dril-Quip, Inc.[a]	956,565
34,770	Energy XXI, Ltd.[a]	1,141,499
6,110	GeoResources, Inc.[a,b]	187,027
35,710	Gulfport Energy Corporation[a]	1,173,788
9,290	James River Coal Company[a,b]	58,434
74,440	Key Energy Services, Inc.[a]	1,077,891
12,830	Kodiak Oil & Gas Corporation[a,b]	116,368
5,940	Lufkin Industries, Inc.	446,807
35,310	Northern Oil and Gas, Inc.[a,b]	882,750

Shares	Common Stock (96.8%)	Value

Energy (8.0%) - continued
19,170	Rex Energy Corporation[a]	$181,348
37,950	Swift Energy Company[a]	1,258,042

	Total Energy	10,292,319

Financials (7.3%)
33,770	Alterra Capital Holdings, Ltd.	816,221
26,810	Bank of the Ozarks, Inc.	750,412
35,940	Colonial Properties Trust	768,397
29,910	Extra Space Storage, Inc.	787,231
2,610	IBERIABANK Corporation	136,451
20,350	Kilroy Realty Corporation	847,170
31,750	LaSalle Hotel Properties	858,837
23,470	MarketAxess Holdings, Inc.	728,743
57,540	Ocwen Financial Corporation[a]	828,001
14,790	Signature Bank[a]	860,039
4,490	Sovran Self Storage, Inc.	208,875
30,360	Tanger Factory Outlet Centers, Inc.	895,620
26,480	Texas Capital Bancshares, Inc.[a]	839,946
10,540	Umpqua Holdings Corporation	128,272

	Total Financials	9,454,215

Health Care (18.4%)
22,010	Acadia Healthcare Company, Inc.[a]	269,403
16,490	Achillion Pharmaceuticals, Inc.[a]	182,874
12,200	Air Methods Corporation[a]	1,028,460
85,200	Akorn, Inc.[a]	976,392
26,040	Align Technology, Inc.[a]	613,502
5,600	AMERIGROUP Corporation[a]	380,856
1,940	Analogic Corporation	110,056
54,310	ARIAD Pharmaceuticals, Inc.[a]	801,073
17,040	ArthroCare Corporation[a]	526,706
9,500	Aveo Pharmaceuticals, Inc.[a]	125,210
37,170	Bruker Corporation[a]	527,814
24,890	Catalyst Health Solutions, Inc.[a]	1,362,976
21,950	Cepheid, Inc.[a]	967,117
4,430	Computer Programs and Systems, Inc.	253,618
25,620	Cubist Pharmaceuticals, Inc.[a]	1,045,809
8,030	Cyberonics, Inc.[a]	260,975
41,040	HMS Holdings Corporation[a]	1,354,730
23,720	Idenix Pharmaceuticals, Inc.[a]	317,611
28,000	Impax Laboratories, Inc.[a]	528,360
29,720	Integra LifeSciences Holdings Corporation[a]	877,334
10,790	Mednax, Inc.[a]	768,464
25,020	Molina Healthcare, Inc.[a]	765,862
7,050	NxStage Medical, Inc.[a]	126,477
24,150	Onyx Pharmaceuticals, Inc.[a]	988,701
5,990	Orthofix International NVa	240,499
8,070	PAREXEL International Corporation[a]	194,487
39,790	PSS World Medical, Inc.[a]	965,703
3,030	QLT, Inc.[a]	21,210
36,790	Quality Systems, Inc.	1,492,202
35,000	Questcor Pharmaceuticals, Inc.[a,b]	1,240,050
20,860	Salix Pharmaceuticals, Ltd.[a]	1,005,452
14,770	Sirona Dental Systems, Inc.[a]	714,130
7,640	SXC Health Solutions Corporation[a]	481,778
50,310	Universal American Corporation	552,907
34,570	VCA Antech, Inc.[a]	773,677

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
32

Partner Small Cap Growth Fund

Schedule of Investments as of January 31, 2012

(unaudited)

Shares	Common Stock (96.8%)	Value
Health Care (18.4%) - continued
17,520	Wellcare Health Plans, Inc.[a]	$1,046,995

	Total Health Care	23,889,470

Industrials (16.7%)
77,860	Avis Budget Group, Inc.[a]	1,117,291
27,470	Belden, Inc.	1,077,099
16,290	Chart Industries, Inc.[a]	908,331
28,060	Clean Harbors, Inc.[a]	1,780,407
16,500	Colfax Corporation[a,b]	500,940
20,660	Copa Holdings SA	1,407,772
8,070	EnPro Industries, Inc.[a]	284,952
4,020	ESCO Technologies, Inc.	120,881
30,040	Genesee & Wyoming, Inc.[a]	1,865,484
70,850	GrafTech International, Ltd.[a]	1,163,357
16,580	Greenbrier Companies, Inc.[a]	368,905
28,790	Healthcare Services Group, Inc.	538,085
15,950	Heico Corporation[b]	886,820
43,920	Hexcel Corporation[a,b]	1,101,075
7,770	Hub Group, Inc.[a]	265,967
11,630	Huron Consulting Group, Inc.[a]	435,892
6,890	Kforce, Inc.[a]	85,712
4,010	Middleby Corporation[a]	385,562
20,420	Old Dominion Freight Line, Inc.[a]	870,300
11,040	Polypore International, Inc.[a,b]	420,403
2,070	RBC Bearings, Inc.[a]	93,730
3,981	Robbins & Myers, Inc.	193,317
8,010	Titan International, Inc.	193,361
25,930	Triumph Group, Inc.[b]	1,622,440
64,330	TrueBlue, Inc.[a]	1,062,088
89,060	US Airways Group, Inc.[a]	751,666
20,070	WESCO International, Inc.[a]	1,262,002
20,130	Woodward, Inc.	845,057

	Total Industrials	21,608,896

Information Technology (21.9%)
22,210	Allot Communications, Ltd.[a]	350,030
20,980	Ancestry.com, Inc.[a,b]	621,008
17,820	Anixter International, Inc.[a]	1,167,388
6,790	ANSYS, Inc.[a]	410,727
42,710	Ariba, Inc.[a]	1,165,983
29,450	Aruba Networks, Inc.[a,b]	653,201
23,600	Bankrate, Inc.[a]	552,004
11,160	Bottomline Technologies, Inc.[a]	305,114
21,870	Broadsoft, Inc.[a,b]	609,736
40,670	Cavium, Inc.[a]	1,307,134
36,160	Ceva, Inc.[a]	976,682
81,950	Cirrus Logic, Inc.[a]	1,674,239
11,420	Cognex Corporation	474,501
4,010	Coherent, Inc.[a]	224,079
20,560	Concur Technologies, Inc.[a]	1,076,316
7,420	Diodes, Inc.[a]	191,288
13,940	Electronics for Imaging, Inc.[a]	239,210
54,790	Fairchild Semiconductor
	International, Inc.[a]	765,964
47,300	Finisar Corporation[a]	958,298
18,690	GSI Group, Inc.[a]	215,870
15,740	Heartland Payment Systems, Inc.	377,760
1,030	Hittite Microwave Corporation[a]	56,671
5,340	Imperva, Inc.[a]	176,113
40,970	Intermolecular, Inc.[a]	344,967
28,890	Kenexa Corporation[a]	693,938
4,340	Liquidity Services, Inc.[a]	149,773
18,500	MAXIMUS, Inc.	833,055
39,310	NETGEAR, Inc.[a]	1,565,324

Shares	Common Stock (96.8%)	Value
Information Technology (21.9%) - continued
17,600	OCZ Technology Group, Inc.[a,b]	$148,368
2,510	Opnet Technologies, Inc.[b]	88,979
18,020	Plexus Corporation[a]	653,225
28,630	Power Integrations, Inc.	1,030,394
37,300	QLIK Technologies, Inc.[a]	1,051,860
6,960	Rofin-Sinar Technologies, Inc.[a]	197,455
81,140	Sapient Corporation	1,046,706
35,380	Semtech Corporation[a]	1,008,330
12,240	SuccessFactors, Inc.[a]	487,152
41,600	Synchronoss Technologies, Inc.[a,b]	1,390,272
39,480	Taleo Corporation[a]	1,421,675
53,260	Teradyne, Inc.[a]	870,801
28,290	Ultratech, Inc.[a]	827,482

	Total Information Technology	28,359,072

Materials (5.4%)
25,550	Allied Nevada Gold Corporation[a]	918,011
54,060	Boise, Inc.	413,018
88,230	Century Aluminum Company[a]	884,947
66,730	Chemtura Corporation[a]	937,557
2,940	Domtar Corporation	253,957
10,080	KapStone Paper and Packaging
	Corporation[a]	175,997
15,320	Kraton Performance Polymers,
	Inc.[a]	435,701
106,630	Louisiana-Pacific Corporation[a]	908,488
11,440	LSB Industries, Inc.[a]	400,972
11,380	Noranda Aluminum Holding
	Corporation	119,376
12,180	Rock-Tenn Company	753,455
100,780	Thompson Creek Metals
	Company, Inc.[a]	849,575

	Total Materials	7,051,054

Telecommunications Services (0.8%)
6,800	AboveNet, Inc.[a]	451,860
39,310	Cogent Communications Group, Inc.[a]	599,084

	Total Telecommunications Services	1,050,944

Utilities (0.1%)
3,760	Artesian Resources Corporation[b]	71,064

	Total Utilities	71,064

	Total Common Stock (cost $105,274,477)	125,399,659

Shares	Collateral Held for Securities Loaned (10.3%)	Value
13,281,397	Thrivent Financial Securities Lending Trust	13,281,397

	Total Collateral Held for Securities Loaned (cost $13,281,397)	13,281,397

	Total Investments (cost $118,555,874) 107.1%	$138,681,056

	Other Assets and Liabilities, Net (7.1%)	(9,137,279)

	Total Net Assets 100.0%	$129,543,777

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
33

Partner Small Cap Growth Fund

Schedule of Investments as of January 31, 2012

(unaudited)

a	Non-income producing security.
b	All or a portion of the security is on loan.

Unrealized Appreciation (Depreciation)

Gross unrealized appreciation and depreciation of investments, based on cost for federal income tax purposes, were as follows:

Gross unrealized appreciation	$22,274,547
Gross unrealized depreciation	(2,149,365)

Net unrealized appreciation (depreciation)	$20,125,182

Cost for federal income tax purposes	$118,555,874

Fair Valuation Measurements

The following table is a summary of the inputs used, as of January 31, 2012, in valuing Partner Small Cap Growth Fund’s assets carried at fair value.

Investments in Securities	Total	Level 1	Level 2	Level 3
Common Stock
Consumer Discretionary	20,457,008	20,457,008	–	–
Consumer Staples	3,165,617	3,165,617	–	–
Energy	10,292,319	10,292,319	–	–
Financials	9,454,215	9,454,215	–	–
Health Care	23,889,470	23,889,470	–	–
Industrials	21,608,896	21,608,896	–	–
Information Technology	28,359,072	28,359,072	–	–
Materials	7,051,054	7,051,054	–	–
Telecommunications Services	1,050,944	1,050,944	–	–
Utilities	71,064	71,064	–	–
Collateral Held for Securities Loaned	13,281,397	13,281,397	–	–

Total	$138,681,056	$138,681,056	$–	$–

Investment in Affiliates

Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Fund’s holdings of an issuer represent 5% or more of the outstanding voting securities of an issuer, or any affiliated mutual fund.

A summary of transactions for the fiscal year to date, in Partner Small Cap Growth Fund, is as follows:

Fund	Value October 31, 2011	Gross Purchases	Gross Sales	Shares Held at January 31, 2012	Value January 31, 2012	Income Earned November 1, 2011 - January 31, 2012
Thrivent Financial Securities Lending Trust	$11,198,490	$14,472,456	$12,389,549	13,281,397	$13,281,397	$31,023
Total Value and Income Earned	11,198,490				13,281,397	31,023

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
34

Partner Small Cap Value Fund

Schedule of Investments as of January 31, 2012

(unaudited)

Shares	Common Stock (98.5%)	Value

Consumer Discretionary (13.2%)
181,000	Aaron’s, Inc.	$4,816,410
27,000	Ascent Capital Group, Inc., LLC[a]	1,279,530
24,000	Brunswick Corporation	512,160
46,000	CSS Industries, Inc.	985,320
50,500	Dorman Products, Inc.[a]	2,192,205
88,000	Drew Industries, Inc.[a]	2,285,360
53,000	Ethan Allen Interiors, Inc.[b]	1,250,800
75,000	Fred’s, Inc.[b]	1,106,250
84,700	Haverty Furniture Companies, Inc.	1,057,056
36,400	Hooker Furniture Corporation	438,620
59,300	M/I Homes, Inc.[a]	673,055
78,100	MarineMax, Inc.[a]	641,982
49,200	Matthews International Corporation	1,621,632
64,000	Men’s Wearhouse, Inc.	2,207,360
92,000	Meritage Homes Corporation[a]	2,226,400
180,000	Orient-Express Hotels, Ltd.[a]	1,522,800
57,595	Sealy Corporation[a,b]	83,513
129,000	Shiloh Industries, Inc.[a]	1,060,380
57,000	Stanley Furniture Company, Inc.[a]	200,070
143,700	Stein Mart, Inc.[a]	1,041,825
44,500	Steven Madden, Ltd.[a]	1,830,730
65,100	Winnebago Industries, Inc.[a,b]	595,014

	Total Consumer Discretionary	29,628,472

Consumer Staples (0.6%)
216,400	Alliance One International, Inc.[a]	629,724
24,700	Nash Finch Company	721,487

	Total Consumer Staples	1,351,211

Energy (4.5%)
7,600	Atwood Oceanics, Inc.[a]	349,448
6,800	Carbo Ceramics, Inc.[b]	661,300
80,200	Cloud Peak Energy, Inc.[a]	1,519,790
56,500	Forest Oil Corporation[a]	734,500
76,000	Gulf Island Fabrication, Inc.	2,306,600
120,000	Hercules Offshore, Inc.[a]	538,800
33,074	Lone Pine Resources, Inc.[a]	220,603
22,300	Overseas Shipholding Group, Inc.[b]	283,433
80,000	Penn Virginia Corporation	370,400
54,200	Swift Energy Company[a]	1,796,730
155,500	Tetra Technologies, Inc.[a]	1,452,370

	Total Energy	10,233,974

Financials (22.6%)
75,000	Alterra Capital Holdings, Ltd.	1,812,750
177,100	Ares Capital Corporation	2,807,035
162,000	CBL & Associates Properties, Inc.	2,813,940
118,900	Cedar Realty Trust, Inc.	593,311
60,100	Columbia Banking System, Inc.	1,262,100
30,400	Compass Diversified Trust[b]	426,208
73,200	Cousins Properties, Inc.	539,484
96,300	East West Bancorp, Inc.	2,114,748
42,300	Employers Holdings, Inc.	759,708
23,900	First Opportunity Fund, Inc.[a]	155,589
66,800	First Potomac Realty Trust	993,984
86,400	Glacier Bancorp, Inc.[b]	1,207,008
66,500	Hatteras Financial Corporation	1,846,040
125,000	Hercules Technology Growth Capital, Inc.	1,191,250
71,000	Home Bancshares, Inc.	1,850,260

Shares	Common Stock (98.5%)	Value

Financials (22.6%) - continued
2,000	iShares Russell 2000 Value Index Fund	$140,100
50,100	JMP Group, Inc.	369,738
50,800	Kilroy Realty Corporation[b]	2,114,804
235,000	Kite Realty Group Trust	1,175,000
73,700	LaSalle Hotel Properties	1,993,585
3,300	Markel Corporation[a]	1,330,131
88,000	Meadowbrook Insurance Group, Inc.	877,360
65,000	National Interstate Corporation	1,697,150
38,000	Pebblebrook Hotel Trust	842,840
155,000	PennantPark Investment Corporation[b]	1,598,050
22,000	Piper Jaffray Companies[a]	489,500
34,000	Potlatch Corporation	1,037,680
59,700	ProAssurance Corporation	4,873,311
135,000	Redwood Trust, Inc.	1,586,250
111,000	Safeguard Scientifics, Inc.[a]	1,764,900
100,000	Sandy Spring Bancorp, Inc.	1,826,000
45,800	SeaBright Holdings, Inc.	367,316
46,000	SVB Financial Group[a]	2,669,840
258,000	Western Alliance Bancorp[a]	2,061,420
54,200	Wintrust Financial Corporation	1,661,230

	Total Financials	50,849,620

Health Care (4.9%)
32,700	Angiodynamics, Inc.[a]	423,792
5,800	Atrion Corporation	1,417,462
740,000	Lexicon Pharmaceuticals, Inc.[a,b]	1,073,000
30,500	National Healthcare Corporation	1,352,065
96,500	Owens & Minor, Inc.	2,934,565
78,000	Triple-S Management Corporation[a]	1,663,740
53,500	West Pharmaceutical Services, Inc.	2,165,680

	Total Health Care	11,030,304

Industrials (27.2%)
49,000	A.O. Smith Corporation	2,081,520
82,000	Aegion Corporation[a]	1,399,740
30,700	Alaska Air Group, Inc.[a]	2,337,191
33,700	Applied Industrial Technologies, Inc.	1,300,146
19,400	Astec Industries, Inc.[a]	656,108
129,000	Beacon Roofing Supply, Inc.[a]	2,948,940
49,100	Belden, Inc.	1,925,211
20,600	Cascade Corporation	1,170,492
17,000	Circor International, Inc.	644,470
22,800	Colfax Corporation[a,b]	692,208
76,000	Comfort Systems USA, Inc.	908,960
31,000	Courier Corporation	383,470
59,000	Dolan Company[a]	556,370
15,000	Franklin Electric Company, Inc.	750,900
20,000	FTI Consulting, Inc.[a,b]	856,400
53,900	G & K Services, Inc.	1,771,154
73,000	Genesee & Wyoming, Inc.[a]	4,533,300
93,000	Gibraltar Industries, Inc.[a]	1,457,310
97,000	Greenbrier Companies, Inc.[a]	2,158,250
56,000	Hub Group, Inc.[a]	1,916,880
47,000	IDEX Corporation	1,904,440
42,800	Kaman Corporation	1,334,076
84,000	Kforce, Inc.[a]	1,044,960
73,000	Kirby Corporation[a]	4,874,210

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
35

Partner Small Cap Value Fund

Schedule of Investments as of January 31, 2012

(unaudited)

Shares	Common Stock (98.5%)	Value

Industrials (27.2%) - continued
51,300	Kratos Defense & Security Solutions, Inc.[a,b]	$348,327
98,500	McGrath Rentcorp	3,136,240
35,500	Mine Safety Appliances Company	1,211,970
105,000	Navigant Consulting, Inc.[a]	1,345,050
50,400	Nordson Corporation	2,285,136
23,200	Quanex Building Products Corporation	381,176
12,100	RBC Bearings, Inc.[a]	547,888
61,000	Robbins & Myers, Inc.	2,962,160
84,000	SkyWest, Inc.	1,075,200
25,000	Sterling Construction Company, Inc.[a]	300,250
37,500	Sun Hydraulics Corporation	1,053,375
30,500	Universal Forest Products, Inc.	968,985
70,600	Universal Truckload Services, Inc.	1,255,268
81,700	Vitran Corporation, Inc.[a]	575,985
57,000	Waste Connections, Inc.	1,841,670
57,000	Woodward, Inc.	2,392,860

	Total Industrials	61,288,246

Information Technology (10.6%)
61,200	Accelrys, Inc.[a]	458,388
119,000	Advanced Energy Industries, Inc.[a]	1,266,160
31,500	ATMI, Inc.[a]	736,470
120,000	Brooks Automation, Inc.	1,286,400
21,100	Cabot Microelectronics Corporation[a]	1,063,862
54,300	Cognex Corporation	2,256,165
52,000	Cohu, Inc.	682,760
108,000	Electro Rent Corporation	1,845,720
33,000	Electro Scientific Industries, Inc.	500,940
68,700	Intevac, Inc.[a]	572,271
50,000	Ixia[a]	610,500
15,000	Littelfuse, Inc.	760,650
79,000	Methode Electronics, Inc.	784,470
64,400	Monotype Imaging Holdings, Inc.[a]	1,005,284
97,000	Progress Software Corporation[a]	2,263,010
135,600	ShoreTel, Inc.[a]	888,180
277,600	Sonus Networks, Inc.[a,b]	716,208
24,000	Standard Microsystems Corporation[a]	618,240
71,100	StarTek, Inc.[a]	221,832
58,000	Synnex Corporation[a]	2,098,440
66,000	Teradyne, Inc.[a]	1,079,100
58,000	Xyratex, Ltd.	921,040
68,000	Zygo Corporation[a]	1,202,920

	Total Information Technology	23,839,010

Materials (9.2%)
34,300	AMCOL International Corporation	979,608
68,000	AptarGroup, Inc.	3,564,560
22,700	Carpenter Technology Corporation	1,191,296
78,000	Clearwater Paper Corporation[a]	2,848,560
51,500	Franco-Nevada Corporation[b]	2,326,668
18,300	Haynes International, Inc.	1,111,908
77,500	Innospec, Inc.[a]	2,508,675
20,400	Minerals Technologies, Inc.	1,294,380
104,000	Myers Industries, Inc.	1,384,240
255,000	North American Palladium, Ltd.[a,b]	711,450

Shares	Common Stock (98.5%)	Value

Materials (9.2%) - continued
28,600	Schnitzer Steel Industries, Inc.	$1,247,818
165,000	Wausau Paper Corporation	1,425,600

	Total Materials	20,594,763

Telecommunications Services (0.3%)
83,000	Premiere Global Services, Inc.[a]	730,400

	Total Telecommunications Services	730,400

Utilities (5.4%)
34,300	Black Hills Corporation[b]	1,157,968
86,000	Cleco Corporation	3,419,360
57,300	El Paso Electric Company	1,994,040
46,000	NorthWestern Corporation	1,616,440
27,000	PNM Resources, Inc.	480,870
56,300	Southwest Gas Corporation	2,353,340
39,000	Vectren Corporation	1,115,010

	Total Utilities	12,137,028

	Total Common Stock (cost $167,419,666)	221,683,028

Shares	Preferred Stock (0.7%)	Value

Financials (0.5%)
705	East West Bancorp, Inc.[c]	1,128,000

	Total Financials	1,128,000

Health Care (0.2%)
37,800	National Healthcare Corporation, Convertible[c]	526,554

	Total Health Care	526,554

	Total Preferred Stock (cost $1,186,284)	1,654,554

Shares	Collateral Held for Securities Loaned (5.9%)	Value

13,377,690	Thrivent Financial Securities Lending Trust	13,377,690

	Total Collateral Held for Securities Loaned (cost $13,377,690)	13,377,690

	Total Investments (cost $181,983,640) 105.1%	$236,715,272

	Other Assets and Liabilities, Net (5.1%)	(11,561,506)

	Total Net Assets 100.0%	$225,153,766

a	Non-income producing security.
b	All or a portion of the security is on loan.
c	Denotes perpetual securities. Perpetual securities pay an indefinite stream of interest, but may be called by the issuer at an earlier date.

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
36

Partner Small Cap Value Fund

Schedule of Investments as of January 31, 2012

(unaudited)

Unrealized Appreciation (Depreciation)

Gross unrealized appreciation and depreciation of investments, based on cost for federal income tax purposes, were as follows:

Gross unrealized appreciation	$67,665,982
Gross unrealized depreciation	(12,934,350)

Net unrealized appreciation (depreciation)	$54,731,632

Cost for federal income tax purposes	$181,983,640

Fair Valuation Measurements

The following table is a summary of the inputs used, as of January 31, 2012, in valuing Partner Small Cap Value Fund’s assets carried at fair value.

Investments in Securities	Total	Level 1	Level 2	Level 3
Common Stock
Consumer Discretionary	29,628,472	29,628,472	–	–
Consumer Staples	1,351,211	1,351,211	–	–
Energy	10,233,974	10,233,974	–	–
Financials	50,849,620	50,849,620	–	–
Health Care	11,030,304	11,030,304	–	–
Industrials	61,288,246	61,288,246	–	–
Information Technology	23,839,010	23,839,010	–	–
Materials	20,594,763	18,268,095	2,326,668	–
Telecommunications Services	730,400	730,400	–	–
Utilities	12,137,028	12,137,028	–	–
Preferred Stock
Financials	1,128,000	1,128,000	–	–
Health Care	526,554	526,554	–	–
Collateral Held for Securities Loaned	13,377,690	13,377,690	–	–
Total	$236,715,272	$234,388,604	$2,326,668	$–

Investment in Affiliates

Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Fund’s holdings of an issuer represent 5% or more of the outstanding voting securities of an issuer, or any affiliated mutual fund.

A summary of transactions for the fiscal year to date, in Partner Small Cap Value Fund, is as follows:

Fund	Value October 31, 2011	Gross Purchases	Gross Sales	Shares Held at January 31, 2012	Value January 31, 2012	Income Earned November 1, 2011 - January 31, 2012
Thrivent Financial Securities Lending Trust	$12,183,249	$15,567,822	$14,373,381	13,377,690	$13,377,690	$30,469
Total Value and Income Earned	12,183,249				13,377,690	30,469

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
37

Small Cap Stock Fund

Schedule of Investments as of January 31, 2012

(unaudited)

Shares	Common Stock (83.8%)	Value
Consumer Discretionary (13.3%)
157,900	Big Lots, Inc.[a]	$6,235,471
35,803	BJ’s Restaurants, Inc.[a]	1,791,224
71,591	Buffalo Wild Wings, Inc.[a]	4,765,097
14,800	DreamWorks Animation SKG, Inc.[a,b]	262,700
33,000	Express, Inc.[a]	714,120
21,400	Finish Line, Inc.	452,610
237,907	Foot Locker, Inc.	6,242,680
75,200	Knology, Inc.[a]	1,133,264
99,245	Life Time Fitness, Inc.[a]	4,876,899
15,992	Meredith Corporation	503,588
38,000	Papa John’s International, Inc.[a]	1,472,120
8,000	Penn National Gaming, Inc.[a]	327,520
418,180	Pier 1 Imports, Inc.[a]	6,502,699
97,850	Signet Jewelers, Ltd.	4,460,003

	Total Consumer Discretionary	39,739,995

Consumer Staples (2.0%)
106,367	Corn Products International, Inc.	5,902,305

	Total Consumer Staples	5,902,305

Energy (7.1%)
372,722	Arch Coal, Inc.	5,378,379
10,600	Helix Energy Solutions Group, Inc.[a]	174,370
659,922	Patriot Coal Corporation[a]	5,015,407
407,059	Petroleum Geo-Services ASA[a]	5,228,991
141,508	Swift Energy Company[a]	4,690,990
50,900	Tesco Corporation[a]	706,492

	Total Energy	21,194,629

Financials (15.6%)
50,332	Affiliated Managers Group, Inc.[a]	5,058,869
18,200	Allied World Assurance Company Holdings AG	1,119,846
55,300	American Campus Communities, Inc.	2,366,840
100,700	Apartment Investment & Management Company	2,473,192
42,600	Aspen Insurance Holdings, Ltd.	1,131,456
56,265	BBCN Bancorp, Inc.[a]	569,402
25,800	Delphi Financial Group, Inc.	1,148,358
119,600	Douglas Emmett, Inc.	2,500,836
34,400	Equity Lifestyle Properties, Inc.	2,412,816
41,600	HCC Insurance Holdings, Inc.	1,154,816
100,300	Hercules Technology Growth Capital, Inc.	955,859
41,400	Home Properties, Inc.	2,466,612
23,300	iShares Russell 2000 Index Fund	1,842,331
348,474	Ocwen Financial Corporation[a]	5,014,541
3,532,790	Popular, Inc.[a]	5,546,480
14,500	ProAssurance Corporation	1,183,635
78,600	Tanger Factory Outlet Centers, Inc.	2,318,700
18,254	Taubman Centers, Inc.	1,223,566
55,500	Tower Group, Inc.	1,198,245
293,737	Zions Bancorporation	4,946,531

	Total Financials	46,632,931

Health Care (8.7%)
223,800	Align Technology, Inc.[a]	5,272,728
105,518	Covance, Inc.[a]	4,622,743
150,782	Health Net, Inc.[a]	5,690,513

Shares	Common Stock (83.8%)	Value
Health Care (8.7%) - continued
215,103	PSS World Medical, Inc.[a]	$5,220,550
104,738	United Therapeutics Corporation[a]	5,151,015

	Total Health Care	25,957,549

Industrials (14.0%)
41,306	Actuant Corporation	1,047,107
3,900	Alaska Air Group, Inc.[a]	296,907
215,977	Deluxe Corporation	5,522,532
196,911	EMCOR Group, Inc.	5,676,944
140,429	FTI Consulting, Inc.[a,b]	6,013,170
126,400	GATX Corporation	5,427,616
12,800	Hub Group, Inc.[a]	438,144
10,840	Huron Consulting Group, Inc.[a]	406,283
16,500	Kforce, Inc.[a]	205,260
27,900	Landstar System, Inc.	1,427,085
440,887	Manitowoc Company, Inc.	5,925,521
54,900	Navigant Consulting, Inc.[a]	703,269
25,200	Old Dominion Freight Line, Inc.[a]	1,074,024
198,535	Shaw Group, Inc.[a]	5,388,240
47,400	Steelcase, Inc.	412,854
9,500	UTI Worldwide, Inc.	141,455
58,100	Waste Connections, Inc.	1,877,211

	Total Industrials	41,983,622

Information Technology (16.4%)
195,300	ADTRAN, Inc.	6,763,239
550,700	Atmel Corporation[a]	5,347,297
165,400	Cavium, Inc.[a]	5,315,956
470,774	Monster Worldwide, Inc.[a]	3,389,573
158,736	Plantronics, Inc.	5,911,329
16,330	Plexus Corporation[a]	591,962
73,036	Polycom, Inc.[a]	1,457,068
378,850	Teradyne, Inc.[a]	6,194,197
245,283	TIBCO Software, Inc.[a]	6,394,528
181,800	VeriFone Systems, Inc.[a]	7,762,860

	Total Information Technology	49,128,009

Materials (0.4%)
16,100	Packaging Corporation of America	453,054
35,200	Pan American Silver Corporation	805,376

	Total Materials	1,258,430

Telecommunications Services (0.5%)
40,450	Lumos Networks Corporation	607,964
40,450	NTELOS Holdings Corporation	923,473

	Total Telecommunications Services	1,531,437

Utilities (5.8%)
28,400	AGL Resources, Inc.	1,178,884
42,700	Avista Corporation	1,082,018
52,800	Cleco Corporation	2,099,328
14,700	IDACORP, Inc.	619,605
14,359	Laclede Group, Inc.	598,196
15,000	NV Energy, Inc.	243,000
284,800	PNM Resources, Inc.	5,072,288
122,891	Southwest Gas Corporation	5,136,844

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
38

Small Cap Stock Fund

Schedule of Investments as of January 31, 2012

(unaudited)

Shares	Common Stock (83.8%)	Value
Utilities (5.8%) - continued
51,100	Westar Energy, Inc.	$1,453,284

	Total Utilities	17,483,447

	Total Common Stock (cost $245,494,448)	250,812,354

Shares	Collateral Held for Securities Loaned (0.3%)	Value
1,044,475	Thrivent Financial Securities Lending Trust	1,044,475

	Total Collateral Held for Securities Loaned (cost $1,044,475)	1,044,475

Principal Amount	Short-Term Investments (14.5%)[c]	Value
	Federal Home Loan Bank Discount Notes
8,000,000	0.020%, 2/1/2012[d]	8,000,000
15,000,000	0.030%, 2/3/2012[d]	14,999,975
5,000,000	0.010%, 2/22/2012[d]	4,999,971
8,000,000	0.015%, 3/7/2012[d]	7,999,883
	Federal Home Loan Mortgage Corporation Discount Notes
5,000,000	0.005%, 2/17/2012[d,e]	4,999,989
	Federal National Mortgage Association Discount Notes
800,000	0.088%, 2/22/2012[d,e]	799,960
	U.S. Treasury Bills
1,600,000	0.045%, 2/9/2012[e]	1,599,984

	Total Short-Term Investments (at amortized cost)	43,399,762

	Total Investments (cost $289,938,685) 98.6%	$295,256,591

	Other Assets and Liabilities, Net 1.4%	4,206,121

	Total Net Assets 100.0%	$299,462,712

a	Non-income producing security.
b	All or a portion of the security is on loan.
c	The interest rate shown reflects the yield, coupon rate or the discount rate at the date of purchase.
d	Denotes investments that benefit from credit enhancement or liquidity support provided by a third party bank, institution or government.
e	At January 31, 2012, $2,699,943 of investments were held on deposit with the counterparty and pledged as the initial margin deposit for open futures contracts.

Unrealized Appreciation (Depreciation)

Gross unrealized appreciation and depreciation of investments, based on cost for federal income tax purposes, were as follows:

Gross unrealized appreciation	$25,739,420
Gross unrealized depreciation	(20,421,514)

Net unrealized appreciation (depreciation)	$5,317,906

Cost for federal income tax purposes	$289,938,685

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
39

Small Cap Stock Fund

Schedule of Investments as of January 31, 2012

(unaudited)

Fair Valuation Measurements

The following table is a summary of the inputs used, as of January 31, 2012, in valuing Small Cap Stock Fund’s assets carried at fair value.

Investments in Securities	Total	Level 1	Level 2	Level 3
Common Stock
Consumer Discretionary	39,739,995	39,739,995	–	–
Consumer Staples	5,902,305	5,902,305	–	–
Energy	21,194,629	15,965,638	5,228,991	–
Financials	46,632,931	46,632,931	–	–
Health Care	25,957,549	25,957,549	–	–
Industrials	41,983,622	41,983,622	–	–
Information Technology	49,128,009	49,128,009	–	–
Materials	1,258,430	1,258,430	–	–
Telecommunications Services	1,531,437	1,531,437	–	–
Utilities	17,483,447	17,483,447	–	–
Collateral Held for Securities Loaned	1,044,475	1,044,475	–	–
Short-Term Investments	43,399,762	–	43,399,762	–
Total	$295,256,591	$246,627,838	$48,628,753	$–

Other Financial Instruments	Total	Level 1	Level 2	Level 3
Asset Derivatives
Futures Contracts	2,380,999	2,380,999	–	–
Total Asset Derivatives	$2,380,999	$2,380,999	$–	$–

Futures Contracts	Number of Contracts Long/(Short)	Expiration Date	Notional Principal Amount	Value	Unrealized Gain/(Loss)
Russell 2000 Index Mini-Futures	378	March 2012	$27,526,361	$29,907,360	$2,380,999
Total Futures Contracts					$2,380,999

Investment in Affiliates

Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Fund’s holdings of an issuer represent 5% or more of the outstanding voting securities of an issuer, or any affiliated mutual fund.

A summary of transactions for the fiscal year to date, in Small Cap Stock Fund, is as follows:

Fund	Value October 31, 2011	Gross Purchases	Gross Sales	Shares Held at January 31, 2012	Value January 31, 2012	Income Earned November 1, 2011 - January 31, 2012
Thrivent Financial Securities Lending Trust	$5,560,875	$19,289,900	$23,806,300	1,044,475	$1,044,475	$933
Total Value and Income Earned	5,560,875				1,044,475	933

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
40

Mid Cap Growth Fund

Schedule of Investments as of January 31, 2012

(unaudited)

Shares	Common Stock (94.4%)	Value

Consumer Discretionary (14.1%)
82,300	Abercrombie & Fitch Company	$3,780,862
59,600	Darden Restaurants, Inc.	2,733,852
151,250	Discovery Communications, Inc.[a]	6,485,600
111,200	Dollar Tree, Inc.[a]	9,430,872
73,799	Gentex Corporation	1,982,979
126,300	Limited Brands, Inc.	5,286,918
69,500	O’Reilly Automotive, Inc.[a]	5,664,945
121,700	PetSmart, Inc.	6,476,874
68,200	Tractor Supply Company	5,508,514
22,000	VF Corporation	2,892,780
35,600	Warnaco Group, Inc.[a]	2,073,700
87,300	Williams-Sonoma, Inc.	3,130,578

	Total Consumer Discretionary	55,448,474

Consumer Staples (4.0%)
54,700	Clorox Company	3,755,702
78,400	Corn Products International, Inc.	4,350,416
101,599	Whole Foods Market, Inc.	7,521,374

	Total Consumer Staples	15,627,492

Energy (11.4%)
164,500	Alpha Natural Resources, Inc.[a]	3,309,740
78,500	Cameron International Corporation[a]	4,176,200
62,500	Concho Resources, Inc.[a]	6,666,250
129,200	ENSCO International plc ADR	6,801,088
314,793	Helix Energy Solutions Group, Inc.[a]	5,178,345
83,000	Oil States International, Inc.[a]	6,614,270
130,500	Peabody Energy Corporation	4,448,745
30,300	SM Energy Company	2,199,174
320,500	Weatherford International, Ltd.[a]	5,365,170

	Total Energy	44,758,982

Financials (4.1%)
58,100	Affiliated Managers Group, Inc.[a]	5,839,631
256,000	Discover Financial Services	6,958,080
205,100	TD Ameritrade Holding Corporation	3,304,161

	Total Financials	16,101,872

Health Care (9.0%)
72,900	Alexion Pharmaceuticals, Inc.[a]	5,595,804
123,300	AmerisourceBergen Corporation	4,805,001
55,500	BioMarin Pharmaceutical, Inc.[a]	1,979,685
35,200	C.R. Bard, Inc.	3,256,704
60,600	CIGNA Corporation	2,716,698
12,000	Mettler-Toledo International, Inc.[a]	2,106,000
41,900	Onyx Pharmaceuticals, Inc.[a]	1,715,386
38,500	Shire Pharmaceuticals Group plc ADR	3,831,520
53,176	SXC Health Solutions Corporation[a]	3,353,278
101,300	Watson Pharmaceuticals, Inc.[a]	5,939,219

	Total Health Care	35,299,295

Industrials (17.4%)
74,485	AMETEK, Inc.	3,500,795
206,800	BE Aerospace, Inc.[a]	8,726,960
34,300	C.H. Robinson Worldwide, Inc.	2,361,212
158,911	Chicago Bridge and Iron Company	6,766,431

Shares	Common Stock (94.4%)	Value

Industrials (17.4%) - continued
45,155	Flowserve Corporation	$4,974,726
75,600	Jacobs Engineering Group, Inc.[a]	3,383,856
151,800	JB Hunt Transport Services, Inc.	7,752,426
117,300	Kansas City Southern[a]	8,051,472
107,500	Pentair, Inc.	3,958,150
12,800	Precision Castparts Corporation	2,095,104
86,000	Roper Industries, Inc.	8,031,540
63,400	SPX Corporation	4,414,542
52,700	Stericycle, Inc.[a]	4,427,854

	Total Industrials	68,445,068

Information Technology (25.1%)
112,974	Akamai Technologies, Inc.[a]	3,643,411
37,900	Altera Corporation	1,508,041
113,400	ANSYS, Inc.[a]	6,859,566
463,680	Atmel Corporation[a]	4,502,333
139,700	Broadcom Corporation[a]	4,797,298
280,200	Electronic Arts, Inc.[a]	5,203,314
80,000	F5 Networks, Inc.[a]	9,579,200
113,600	Fortinet, Inc.[a]	2,591,216
32,200	Lam Research Corporation[a]	1,371,398
430,400	Marvell Technology Group, Ltd.[a]	6,684,112
60,800	Mercadolibre, Inc.	5,313,920
60,400	Nice Systems, Ltd. ADR[a]	2,171,984
258,519	Nuance Communications, Inc.[a]	7,372,962
398,800	NVIDIA Corporation[a]	5,890,276
375,100	ON Semiconductor Corporation[a]	3,263,370
97,300	Red Hat, Inc.[a]	4,511,801
75,300	Riverbed Technology, Inc.[a]	1,802,682
186,700	Teradata Corporation[a]	9,999,652
175,200	VeriFone Systems, Inc.[a]	7,481,040
119,700	Xilinx, Inc.	4,291,245

	Total Information Technology	98,838,821

Materials (7.2%)
163,600	Celanese Corporation	7,968,956
45,300	FMC Corporation	4,198,404
64,200	Newmont Mining Corporation	3,947,016
144,100	Pan American Silver Corporation[b]	3,297,008
113,500	Silver Wheaton Corporation	4,041,735
69,300	Walter Energy, Inc.	4,790,709

	Total Materials	28,243,828

Telecommunications Services (2.1%)
69,000	SBA Communications Corporation[a]	3,154,680
266,300	TW Telecom, Inc.[a]	5,365,945

	Total Telecommunications Services	8,520,625

	Total Common Stock (cost $289,744,106)	371,284,457

Shares	Collateral Held for Securities Loaned (0.4%)	Value

1,513,400	Thrivent Financial Securities Lending Trust	1,513,400

	Total Collateral Held for Securities Loaned (cost $1,513,400)	1,513,400

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
41

Mid Cap Growth Fund

Schedule of Investments as of January 31, 2012

(unaudited)

Principal Amount	Short-Term Investments (5.7%)[c]	Value

	Federal Home Loan Bank Discount Notes
5,000,000	0.010%, 2/22/2012[d]	$4,999,971
5,000,000	0.015%, 3/7/2012[d]	4,999,927
	Federal National Mortgage Association Discount Notes
7,650,000	0.025%, 3/5/2012[d]	7,649,825
	Total Capital SA
4,900,000	0.120%, 2/1/2012[d]	4,900,000

	Total Short-Term Investments (at amortized cost)	22,549,723

	Total Investments (cost $313,807,229) 100.5%	$395,347,580

	Other Assets and Liabilities, Net (0.5%)	(2,145,304)

	Total Net Assets 100.0%	$393,202,276

a	Non-income producing security.
b	All or a portion of the security is on loan.
c	The interest rate shown reflects the yield, coupon rate or the discount rate at the date of purchase.
d	Denotes investments that benefit from credit enhancement or liquidity support provided by a third party bank, institution or government.

Definitions:
ADR	-	American Depositary Receipt, which are certificates for an underlying foreign security’s shares held by an issuing U.S. depository bank.

Unrealized Appreciation (Depreciation)

Gross unrealized appreciation and depreciation of investments, based on cost for federal income tax purposes, were as follows:

Gross unrealized appreciation	$84,338,579
Gross unrealized depreciation	(2,798,228)

Net unrealized appreciation (depreciation)	$81,540,351

Cost for federal income tax purposes	$313,807,229

Fair Valuation Measurements

The following table is a summary of the inputs used, as of January 31, 2012, in valuing Mid Cap Growth Fund’s assets carried at fair value.

Investments in Securities	Total	Level 1	Level 2	Level 3
Common Stock
Consumer Discretionary	55,448,474	55,448,474	–	–
Consumer Staples	15,627,492	15,627,492	–	–
Energy	44,758,982	44,758,982	–	–
Financials	16,101,872	16,101,872	–	–
Health Care	35,299,295	35,299,295	–	–
Industrials	68,445,068	68,445,068	–	–
Information Technology	98,838,821	98,838,821	–	–
Materials	28,243,828	28,243,828	–	–
Telecommunications Services	8,520,625	8,520,625	–	–
Collateral Held for Securities Loaned	1,513,400	1,513,400	–	–
Short-Term Investments	22,549,723	–	22,549,723	–

Total	$395,347,580	$372,797,857	$22,549,723	$–

Investment in Affiliates

Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Fund’s holdings of an issuer represent 5% or more of the outstanding voting securities of an issuer, or any affiliated mutual fund.

A summary of transactions for the fiscal year to date, in Mid Cap Growth Fund, is as follows:

Fund	Value October 31, 2011	Gross Purchases	Gross Sales	Shares Held at January 31, 2012	Value January 31, 2012	Income Earned November 1, 2011 - January 31, 2012
Thrivent Financial Securities Lending Trust	$8,790,050	$8,441,400	$15,718,050	1,513,400	$1,513,400	$572
Total Value and Income Earned	8,790,050				1,513,400	572

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
42

Partner Mid Cap Value Fund

Schedule of Investments as of January 31, 2012

(unaudited)

Shares	Common Stock (97.6%)	Value

Consumer Discretionary (12.5%)
32,069	Lear Corporation	$1,343,691
28,369	Liberty Global, Inc.[a]	1,301,570
119,598	Liberty Interactive Corporation[a]	2,047,518
47,505	Macy’s, Inc.	1,600,443
1,060	NVR, Inc.[a]	734,845
16,717	PetSmart, Inc.	889,679
21,672	PVH Corporation	1,672,862
15,229	Ross Stores, Inc.	773,938
42,352	Scripps Networks Interactive	1,836,383
23,527	Starwood Hotels & Resorts Worldwide, Inc.	1,276,104
9,203	Tempur-Pedic International, Inc.[a]	613,932
19,656	TRW Automotive Holdings Corporation[a]	737,493
18,560	Urban Outfitters, Inc.[a]	491,840

	Total Consumer Discretionary	15,320,298

Consumer Staples (5.2%)
20,432	Bunge, Ltd.	1,170,141
23,016	Coca-Cola Enterprises, Inc.	616,599
9,973	Corn Products International, Inc.	553,402
11,929	Energizer Holdings, Inc.[a]	919,964
31,595	J.M. Smucker Company	2,489,054
34,575	Sara Lee Corporation	662,111

	Total Consumer Staples	6,411,271

Energy (6.2%)
26,690	Cameron International Corporation[a]	1,419,908
25,631	Energen Corporation	1,234,645
21,658	EQT Corporation	1,094,162
14,962	Helmerich & Payne, Inc.	923,305
10,816	HollyFrontier Corporation	317,342
18,118	Pioneer Natural Resources Company	1,799,117
20,590	Sunoco, Inc.	789,833

	Total Energy	7,578,312

Financials (29.8%)
15,542	Alexandria Real Estate Equities, Inc.	1,125,396
12,604	AvalonBay Communities, Inc.	1,714,270
13,455	Camden Property Trust	867,847
28,977	CIT Group, Inc.[a]	1,105,183
39,448	Discover Financial Services	1,072,197
46,644	Douglas Emmett, Inc.	975,326
3,262	Essex Property Trust, Inc.	469,728
25,016	Everest Re Group, Ltd.	2,136,366
49,588	Fifth Third Bancorp	645,140
21,164	First Republic Bank[a]	634,497
70,417	Genworth Financial, Inc.[a]	542,915
28,696	Hartford Financial Services Group, Inc.	502,754
115,092	Host Hotels & Resorts, Inc.	1,889,811
54,640	Invesco, Ltd.	1,233,225
68,072	Kimco Realty Corporation	1,242,314
19,195	Lazard, Ltd.	551,280
12,050	Legg Mason, Inc.	306,913
29,482	Liberty Property Trust	981,456
18,204	Lincoln National Corporation	392,114
13,163	M&T Bank Corporation	1,049,618
26,211	Marsh & McLennan Companies, Inc.	828,005

Shares	Common Stock (97.6%)	Value

Financials (29.8%) - continued
148,814	MFA Financial, Inc.	$1,092,295
56,899	NASDAQ OMX Group, Inc.[a]	1,409,957
16,019	PartnerRe, Ltd.	1,047,963
80,473	Principal Financial Group, Inc.	2,197,718
125,696	SLM Corporation	1,879,155
46,807	SunTrust Banks, Inc.	962,820
34,642	Tanger Factory Outlet Centers, Inc.	1,021,939
16,108	Taubman Centers, Inc.	1,079,719
26,807	Ventas, Inc.	1,563,116
43,108	W.R. Berkley Corporation	1,477,311
29,878	Willis Group Holdings plc	1,161,358
67,665	XL Group plc	1,371,570

	Total Financials	36,531,276

Health Care (6.4%)
33,709	Aetna, Inc.	1,473,083
270,032	Boston Scientific Corporation[a]	1,609,391
56,928	Hologic, Inc.[a]	1,160,762
33,326	Life Technologies Corporation[a]	1,613,978
19,511	Patterson Companies, Inc.	628,449
83,480	Warner Chilcott plc[a]	1,408,308

	Total Health Care	7,893,971

Industrials (10.3%)
28,972	BE Aerospace, Inc.[a]	1,222,618
7,363	Chicago Bridge and Iron Company	313,516
15,048	Cooper Industries plc	889,638
11,745	Dover Corporation	744,750
25,573	Eaton Corporation	1,253,844
7,118	Gardner Denver, Inc.	531,003
10,485	Kansas City Southern[a]	719,690
12,653	Lennox International, Inc.	458,039
45,743	Masco Corporation	552,118
10,232	Parker Hannifin Corporation	825,518
16,774	Pentair, Inc.	617,619
31,697	Republic Services, Inc.	928,088
11,348	Rockwell Automation, Inc.	883,669
54,674	Spirit Aerosystems Holdings, Inc.[a]	1,243,287
57,067	Textron, Inc.	1,454,067

	Total Industrials	12,637,464

Information Technology (9.3%)
32,381	Adobe Systems, Inc.[a]	1,002,192
17,007	Amphenol Corporation	925,691
17,511	Cavium, Inc.[a]	562,804
28,000	Electronic Arts, Inc.[a]	519,960
29,292	Juniper Networks, Inc.[a]	613,082
39,710	Maxim Integrated Products, Inc.	1,065,816
29,023	NetApp, Inc.[a]	1,095,328
65,559	NVIDIA Corporation[a]	968,306
45,249	Parametric Technology Corporation[a]	1,138,917
24,605	Paychex, Inc.	775,058
42,188	Polycom, Inc.[a]	841,651
22,015	QLIK Technologies, Inc.[a]	620,823
35,532	Xilinx, Inc.	1,273,822

	Total Information Technology	11,403,450

Materials (4.0%)
19,956	Albemarle Corporation	1,283,370
11,909	Allegheny Technologies, Inc.	540,550

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
43

Partner Mid Cap Value Fund

Schedule of Investments as of January 31, 2012

(unaudited)

Shares	Common Stock (97.6%)	Value

Materials (4.0%) - continued
6,843	CF Industries Holdings, Inc.	$1,213,811
47,418	Chemtura Corporation[a]	666,223
7,235	Cytec Industries, Inc.	360,737
14,395	Reliance Steel & Aluminum Company	765,814

	Total Materials	4,830,505

Telecommunications Services (0.5%)
310,292	Sprint Nextel Corporation[a]	657,819

	Total Telecommunications Services	657,819

Utilities (13.4%)
49,291	AES Corporation[a]	628,953
41,987	CMS Energy Corporation	916,576
33,192	Edison International, Inc.	1,362,200
130,534	GenOn Energy, Inc.[a]	278,038
19,218	Great Plains Energy, Inc.	396,275
26,407	Northeast Utilities	917,643
86,487	NV Energy, Inc.	1,401,089
5,703	OGE Energy Corporation	301,461
24,013	Pinnacle West Capital Corporation	1,134,854
79,541	PPL Corporation	2,210,444
20,346	Questar Corporation	392,271
40,156	SCANA Corporation	1,800,194
31,954	Sempra Energy	1,818,183
684	UGI Corporation	18,407
104,524	Xcel Energy, Inc.	2,780,338

	Total Utilities	16,356,926

	Total Common Stock (cost $106,572,307)	119,621,292

Principal Amount	Short-Term Investments (2.4%)[b]	Value

	Federal Home Loan Bank Discount Notes
3,000,000	0.010%, 2/3/2012[c]	2,999,998

	Total Short-Term Investments (at amortized cost)	2,999,998

	Total Investments (cost $109,572,305) 100.0%	$122,621,290

	Other Assets and Liabilities, Net (<0.1%)	(35,697)

	Total Net Assets 100.0%	$122,585,593

a	Non-income producing security.
b	The interest rate shown reflects the yield, coupon rate or the discount rate at the date of purchase.
c	Denotes investments that benefit from credit enhancement or liquidity support provided by a third party bank, institution or government.

Unrealized Appreciation (Depreciation)

Gross unrealized appreciation and depreciation of investments, based on cost for federal income tax purposes, were as follows:

Gross unrealized appreciation	$17,077,596
Gross unrealized depreciation	(4,028,611)

Net unrealized appreciation (depreciation)	$13,048,985

Cost for federal income tax purposes	$109,572,305

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
44

Partner Mid Cap Value Fund

Schedule of Investments as of January 31, 2012

(unaudited)

Fair Valuation Measurements

The following table is a summary of the inputs used, as of January 31, 2012, in valuing Partner Mid Cap Value Fund’s assets carried at fair value.

Investments in Securities	Total	Level 1	Level 2	Level 3
Common Stock
Consumer Discretionary	15,320,298	15,320,298	–	–
Consumer Staples	6,411,271	6,411,271	–	–
Energy	7,578,312	7,578,312	–	–
Financials	36,531,276	36,531,276	–	–
Health Care	7,893,971	7,893,971	–	–
Industrials	12,637,464	12,637,464	–	–
Information Technology	11,403,450	11,403,450	–	–
Materials	4,830,505	4,830,505	–	–
Telecommunications Services	657,819	657,819	–	–
Utilities	16,356,926	16,356,926	–	–
Short-Term Investments	2,999,998	–	2,999,998	–

Total	$122,621,290	$119,621,292	$2,999,998	$–

Investment in Affiliates

Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Fund’s holdings of an issuer represent 5% or more of the outstanding voting securities of an issuer, or any affiliated mutual fund.

A summary of transactions for the fiscal year to date, in Partner Mid Cap Value Fund, is as follows:

Fund	Value October 31, 2011	Gross Purchases	Gross Sales	Shares Held at January 31, 2012	Value January 31, 2012	Income Earned November 1, 2011 - January 31, 2012
Thrivent Financial Securities Lending Trust	$1,504,980	$1,206,595	$2,711,575	–	$–	$151
Total Value and Income Earned	1,504,980				–	151

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
45

Mid Cap Stock Fund

Schedule of Investments as of January 31, 2012

(unaudited)

Shares	Common Stock (95.4%)	Value

Consumer Discretionary (9.0%)
187,511	Autoliv, Inc.[a]	$11,830,069
213,600	Charter Communications, Inc.[b]	12,311,904
135,371	Dollar Tree, Inc.[b]	11,480,815
262,500	Omnicom Group, Inc.	11,972,625
77,114	Panera Bread Company[b]	11,432,150
479,308	WMS Industries, Inc.[b]	10,492,052

	Total Consumer Discretionary	69,519,615

Consumer Staples (3.2%)
222,500	Corn Products International, Inc.	12,346,525
210,087	TreeHouse Foods, Inc.[b]	11,878,319

	Total Consumer Staples	24,224,844

Energy (10.2%)
530,934	Alpha Natural Resources, Inc.[b]	10,682,392
220,000	ENSCO International plc ADR	11,580,800
669,600	Helix Energy Solutions Group, Inc.[b]	11,014,920
215,088	National Oilwell Varco, Inc.	15,912,210
194,000	Newfield Exploration Company[b]	7,335,140
297,700	Southwestern Energy Company[b]	9,270,378
764,300	Weatherford International, Ltd.[b]	12,794,382

	Total Energy	78,590,222

Financials (19.3%)
601,000	CBL & Associates Properties, Inc.	10,439,370
658,033	Duke Realty Corporation	8,811,062
243,226	Endurance Specialty Holdings, Ltd.	9,096,652
565,656	Equity One, Inc.	10,662,615
583,226	HCC Insurance Holdings, Inc.	16,190,354
817,209	Host Hotels & Resorts, Inc.	13,418,572
301,582	Lazard, Ltd.	8,661,435
202,700	M&T Bank Corporation	16,163,298
447,500	NASDAQ OMX Group, Inc.[b]	11,089,050
245,190	Northern Trust Corporation	10,104,280
515,400	Och-Ziff Capital Management Group, LLC	5,117,922
555,912	W.R. Berkley Corporation	19,051,104
575,002	Zions Bancorporation	9,683,034

	Total Financials	148,488,748

Health Care (13.5%)
105,600	Alexion Pharmaceuticals, Inc.[b]	8,105,856
135,214	C.R. Bard, Inc.	12,509,999
69,500	Covance, Inc.[b]	3,044,795
296,999	Coventry Health Care, Inc.[b]	8,930,760
343,895	Health Net, Inc.[b]	12,978,598
500,300	Hologic, Inc.[b]	10,201,117
369,200	Thoratec Corporation[b]	10,854,480
196,200	United Therapeutics Corporation[b]	9,649,116
132,702	Varian Medical Systems, Inc.[b]	8,741,081
109,800	Waters Corporation[b]	9,505,386
148,063	Zimmer Holdings, Inc.[b]	8,994,827

	Total Health Care	103,516,015

Industrials (15.2%)
263,179	Chicago Bridge and Iron Company	11,206,162
360,717	CSX Corporation	8,134,168
210,007	Expeditors International of Washington, Inc.	9,376,813
265,400	FTI Consulting, Inc.[a,b]	11,364,428

Shares	Common Stock (95.4%)	Value

Industrials (15.2%) - continued
1,152,161	Manitowoc Company, Inc.	$15,485,044
165,498	Manpower, Inc.	6,638,125
478,444	Oshkosh Corporation[b]	11,616,620
133,218	Parker Hannifin Corporation	10,748,028
288,300	Republic Services, Inc.	8,441,424
161,706	SPX Corporation	11,259,589
243,683	Tyco International, Ltd.	12,415,649

	Total Industrials	116,686,050

Information Technology (15.8%)
192,600	Alliance Data Systems Corporation[a,b]	21,340,080
341,653	eBay, Inc.[b]	10,796,235
261,759	Itron, Inc.[b]	10,153,632
485,550	Juniper Networks, Inc.[b]	10,162,561
795,562	NVIDIA Corporation[b]	11,750,451
1,375,437	Teradyne, Inc.[a,b]	22,488,395
297,207	TIBCO Software, Inc.[b]	7,748,186
266,600	VeriFone Systems, Inc.[b]	11,383,820
445,096	Xilinx, Inc.	15,956,691

	Total Information Technology	121,780,051

Materials (5.0%)
207,816	Albemarle Corporation	13,364,647
280,300	Silgan Holdings, Inc.	11,649,268
819,494	Steel Dynamics, Inc.	13,070,929

	Total Materials	38,084,844

Utilities (4.2%)
528,800	CMS Energy Corporation	11,543,704
715,938	NV Energy, Inc.	11,598,196
76,500	Public Service Enterprise Group, Inc.	2,321,010
249,062	UGI Corporation	6,702,258

	Total Utilities	32,165,168

	Total Common Stock (cost $615,749,042)	733,055,557

Shares	Collateral Held for Securities Loaned (2.3%)	Value

17,732,925	Thrivent Financial Securities Lending Trust	17,732,925

	Total Collateral Held for Securities Loaned (cost $17,732,925)	17,732,925

Principal Amount	Short-Term Investments (3.9%)[c]	Value

	Federal Home Loan Bank Discount Notes
5,000,000	0.020%, 2/1/2012[d]	5,000,000
10,000,000	0.036%, 2/17/2012[d]	9,999,840
15,000,000	0.010%, 2/22/2012[d]	14,999,912

	Total Short-Term Investments (at amortized cost)	29,999,752

	Total Investments (cost $663,481,719) 101.6%	$780,788,234

	Other Assets and Liabilities, Net (1.6%)	(12,394,489)

	Total Net Assets 100.0%	$768,393,745

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
46

Mid Cap Stock Fund

Schedule of Investments as of January 31, 2012

(unaudited)

a	All or a portion of the security is on loan.
b	Non-income producing security.
c	The interest rate shown reflects the yield, coupon rate or the discount rate at the date of purchase.
d	Denotes investments that benefit from credit enhancement or liquidity support provided by a third party bank, institution or government.

     Definitions:

ADR	-	American Depositary Receipt, which are certificates for an underlying foreign security’s shares held by an issuing U.S. depository bank.

Unrealized Appreciation (Depreciation)

Gross unrealized appreciation and depreciation of investments, based on cost for federal income tax purposes, were as follows:

Gross unrealized appreciation	$142,415,448
Gross unrealized depreciation	(25,108,933)

Net unrealized appreciation (depreciation)	$117,306,515

Cost for federal income tax purposes	$663,481,719

Fair Valuation Measurements

The following table is a summary of the inputs used, as of January 31, 2012, in valuing Mid Cap Stock Fund’s assets carried at fair value.

Investments in Securities	Total	Level 1	Level 2	Level 3
Common Stock
Consumer Discretionary	69,519,615	69,519,615	–	–
Consumer Staples	24,224,844	24,224,844	–	–
Energy	78,590,222	78,590,222	–	–
Financials	148,488,748	148,488,748	–	–
Health Care	103,516,015	103,516,015	–	–
Industrials	116,686,050	116,686,050	–	–
Information Technology	121,780,051	121,780,051	–	–
Materials	38,084,844	38,084,844	–	–
Utilities	32,165,168	32,165,168	–	–
Collateral Held for Securities Loaned	17,732,925	17,732,925	–	–
Short-Term Investments	29,999,752	–	29,999,752	–

Total	$780,788,234	$750,788,482	$29,999,752	$–

Investment in Affiliates

Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Fund’s holdings of an issuer represent 5% or more of the outstanding voting securities of an issuer, or any affiliated mutual fund.

A summary of transactions for the fiscal year to date, in Mid Cap Stock Fund, is as follows:

Fund	Value October 31, 2011	Gross Purchases	Gross Sales	Shares Held at January 31, 2012	Value January 31, 2012	Income Earned November 1, 2011 - January 31, 2012
Thrivent Financial Securities Lending Trust	$35,829,950	$20,567,300	$38,664,325	17,732,925	$17,732,925	$5,325
Total Value and Income Earned	35,829,950				17,732,925	5,325

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
47

Partner Worldwide Allocation Fund

Schedule of Investments as of January 31, 2012

(unaudited)

Shares	Common Stock (88.3%)	Value

Australia (4.2%)
48,974	Ansell, Ltd.	$773,570
59,262	Australia & New Zealand Banking Group, Ltd.	1,347,970
207,894	BHP Billiton, Ltd.	8,234,581
416,865	Boart Longyear Group	1,555,709
148,894	Bradken, Ltd.	1,240,283
27,207	Campbell Brothers, Ltd.	1,501,957
273,933	Challenger, Ltd.	1,286,604
26,950	Flight Centre, Ltd.	552,139
135,709	Fortescue Metals Group, Ltd.	726,163
164,140	GrainCorp, Ltd.	1,366,950
97,805	Iluka Resources, Ltd.	1,900,661
523,163	Imdex, Ltd.	1,192,294
93,124	Mineral Resources, Ltd.	1,200,122
363,006	Mount Gibson Iron, Ltd.	544,451
276,299	NRW Holdings, Ltd.	887,829
37,829	Rio Tinto, Ltd.	2,775,590
245,916	SAI Global, Ltd.	1,291,248

	Total Australia	28,378,121

Austria (0.1%)
11,439	Voestalpine AG	375,979

	Total Austria	375,979

Belgium (0.7%)
49,017	Anheuser-Busch InBev NV	2,980,272
4,397	Bekaert SA	179,343
22,125	Compagnie d’ Entreprises CFE	1,186,742

	Total Belgium	4,346,357

Bermuda (0.2%)
47,187	Archer, Ltd.[a]	109,198
158,000	Cheung Kong Infrastructure Holdings, Ltd.	897,963

	Total Bermuda	1,007,161

Brazil (3.6%)
198,181	Banco Bradesco SA ADR	3,543,476
52,000	Lojas Renner SA	1,755,952
58,000	Multiplan Empreendimentos Imobiliarios SA	1,327,839
140,350	Petroleo Brasileiro SA ADR	4,287,693
136,000	Petroleo Brasileiro SA PREF ADR	3,798,480
128,500	Souza Cruz SA	1,672,442
149,000	Ultrapar Participacoes SA	3,014,623
188,000	Vale SA SP PREF ADR	4,551,480

	Total Brazil	23,951,985

Canada (3.2%)
20,821	Agrium, Inc.	1,678,430
38,633	Alimentation Couche-Tard, Inc.	1,173,208
61,757	Barrick Gold Corporation	3,046,275
61,594	Brookfield Asset Management, Inc.	1,869,259
12,000	Canadian National Railway Company	905,116
44,000	Cenovus Energy, Inc.	1,605,624
31,640	Finning International, Inc.	864,286
36,629	Goldcorp, Inc.	1,771,723
10,826	Metro, Inc.	591,019
63,719	Neo Material Technologies, Inc[a]	530,621
24,200	Pacific Rubiales Energy Corporation	608,922
26,486	Shoppers Drug Mart Corporation	1,096,209

Shares	Common Stock (88.3%)	Value

Canada (3.2%) - continued
16,955	SNC-Lavalin Group, Inc.	$876,902
27,514	Suncor Energy, Inc.	947,775
20,267	Tim Hortons, Inc.	987,579
13,139	TMX Group, Inc.	561,752
42,164	Trican Well Service, Ltd.	701,402
83,276	Yamana Gold, Inc.	1,440,948

	Total Canada	21,257,050

Cayman Islands (0.1%)
1,374,000	Comba Telecom Systems Holdings, Ltd.	959,903

	Total Cayman Islands	959,903

Chile (0.3%)
26,600	Banco Santander Chile SA ADR	2,167,900

	Total Chile	2,167,900

China (0.5%)
2,390,000	PetroChina Company, Ltd.	3,480,759

	Total China	3,480,759

Denmark (0.9%)
50,503	Christian Hansen Holding AS	1,239,052
7,501	Coloplast AS	1,107,378
63,850	Danske Bank A/S ADR[a]	930,640
22,716	Novo Nordisk AS	2,699,286

	Total Denmark	5,976,356

Finland (1.0%)
125,634	Amer Sports Oyj	1,595,659
31,989	Cargotec Oyj	1,166,119
159,550	Neste Oil Oyj	1,793,555
35,167	Outotec Oyj	1,857,944

	Total Finland	6,413,277

France (6.0%)
159,201	Alcatel-Lucent[a]	281,043
50,274	Alten, Ltd.	1,391,608
17,846	AtoS	898,446
281,566	AXA SA	4,287,280
88,519	Beneteau SA	945,503
14,713	Bouygues SA	459,507
102,550	Cap Gemini SA	3,749,132
9,614	Christian Dior SA	1,362,630
115,271	Compagnie de Saint-Gobain	5,148,099
17,856	Compagnie Generale de Geophysique-Veritas[a]	499,776
53,516	Credit Agricole SA	330,707
16,674	Faiveley SA	1,217,095
38,514	Faurecia	964,764
28,803	Ingenico	1,209,183
9,494	Rallye SA	307,865
7,327	Remy Cointreau SA	646,319
23,737	Rubis	1,281,491
53,351	Safran SA	1,664,307
102,220	Total SA	5,417,807
4,403	Vallourec SA	298,025
35,028	Vinci SA	1,629,711
7,440	Virbac SA	1,041,719
212,156	Vivendi SA	4,450,892
11,349	Wendel SA	846,102

	Total France	40,329,011

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
48

Partner Worldwide Allocation Fund

Schedule of Investments as of January 31, 2012

(unaudited)

Shares	Common Stock (88.3%)	Value

Germany (6.1%)
17,260	BASF SE	$1,331,417
24,202	Bayerische Motoren Werke AG	2,076,855
2,195,100	Commerzbank AGa	5,276,566
107,192	Daimler AG	5,949,401
70,950	Deutsche Boerse AGa	4,189,920
194,598	Deutz AGa	1,324,005
27,958	Gerresheimer AG	1,327,945
37,786	Gerry Weber International AG	1,283,992
79,950	Metro AG	3,085,903
12,355	Pfeiffer Vacuum Technology AG	1,272,822
23,550	Rheinmetall AG	1,266,854
19,628	RWE AG	753,772
46,658	SAP AG ADR	2,821,012
33,913	Siemens AG	3,202,602
50,130	Suedzucker AG	1,483,881
45,338	Symrise AG	1,292,919
45,712	TUI AGa	333,916
11,860	Volkswagen AG	2,108,008
2,812	Wacker Chemie AG	258,480

	Total Germany	40,640,270

Hong Kong (3.8%)
607,400	AIA Group, Ltd.	2,025,505
270,000	Cathay Pacific Airways, Ltd.	533,946
398,000	China Mobile, Ltd.	4,067,480
86,986	CLP Holdings, Ltd.	711,753
817,181	Dah Chong Hong Holdings, Ltd.	1,035,741
2,068,000	Guangzhou Automobile Group Company, Ltd.	2,243,113
393,000	Hang Lung Group, Ltd.	2,498,142
364,750	Hutchison Whampoa, Ltd.	3,462,258
4,408,008	New World Development Company, Ltd.	4,822,419
236,711	Swire Pacific, Ltd., Class A	2,630,720
270,000	Swire Pacific, Ltd., Class B	572,427
203,497	Swire Properties, Ltd.[a]	512,724

	Total Hong Kong	25,116,228

Hungary (0.3%)
11,001	Richter Gedeon Nyrt	1,809,902

	Total Hungary	1,809,902

India (1.9%)
123,500	Bharti Airtel, Ltd.	911,863
22,800	GlaxoSmithKline Pharmaceuticals, Ltd.	892,948
9,500	Grasim Industries, Ltd.	501,370
40,779	Hero Motocorp, Ltd.	1,534,392
141,000	Hindustan Unilever, Ltd.	1,079,743
190,000	Housing Development Finance Corporation	2,677,841
78,000	ICICI Bank, Ltd.	1,417,162
46,600	Infosys, Ltd.	2,563,455
53,428	Ultra Tech Cement, Ltd.	1,311,209

	Total India	12,889,983

Indonesia (0.4%)
336,000	PT Astra International Tbk	2,942,132

	Total Indonesia	2,942,132

Shares	Common Stock (88.3%)	Value

Ireland (0.2%)
20,424	Paddy Power plc	$1,133,947

	Total Ireland	1,133,947

Israel (0.9%)
46,359	Mellanox Technologies, Ltd.[a]	1,699,985
92,650	Teva Pharmaceutical Industries, Ltd. ADR	4,181,294

	Total Israel	5,881,279

Italy (1.8%)
120,845	Ansaldo STS SPA	1,173,848
129,247	Banca Generali SPA	1,454,413
16,471	DiaSorin SPA	499,919
199,950	Eni SPA	4,430,234
546,274	Sorin SPA[a]	992,511
3,607,425	Telecom Italia SPA	3,035,994
58,938	Yoox SPA[a]	668,709

	Total Italy	12,255,628

Japan (15.3%)
24,500	Aisin Seiki Company, Ltd.	775,608
126,200	Asics Corporation	1,434,519
194,000	Bank of Yokohama, Ltd.	900,956
201,350	Bridgestone Corporation	4,607,101
56,700	Canon, Inc.	2,433,866
18,800	Capcom Company, Ltd.	417,783
136,000	Chiyoda Corporation	1,589,601
48,000	Daihatsu Motor Company, Ltd.	928,665
212,250	Daiichi Sankyo Company, Ltd.	4,052,157
9,000	Daito Trust Construction Company, Ltd.	849,784
1,020,144	Daiwa Securities Group, Inc.	3,675,739
9,500	Dena Company, Ltd.	241,029
24,450	East Japan Railway Company	1,586,902
42,000	Elpida Memory, Inc.[a]	178,433
49,342	Exedy Corporation	1,509,979
17,800	FamilyMart Company, Ltd.	722,076
17,800	Gree, Inc.	516,572
200,000	Hitachi, Ltd.	1,112,568
14,900	Idemitsu Kosan Company, Ltd.	1,615,377
477,000	IHI Corporation	1,256,091
125,900	ITOCHU Corporation	1,370,974
90,700	Kao Corporation	2,390,832
335,000	Kawasaki Heavy Industries, Ltd.	987,741
163,000	Kawasaki Kisen Kaisha, Ltd.	309,241
130	KDDI Corporation	825,557
41,900	Komatsu, Ltd.	1,181,631
309,152	Kureha Corporation	1,494,072
26,400	Lawson, Inc.	1,606,421
147,000	Marubeni Corporation	1,016,638
23,200	Maruwa Company, Ltd.	1,006,455
154,000	Mitsubishi Electric Corporation	1,386,535
42,200	Mitsui & Company, Ltd.	717,375
193,900	Mori Seiki Company, Ltd.	1,885,118
187,857	MS and AD Insurance Group Holdings, Inc.	3,861,184
64,000	Nabtesco Corporation	1,364,977
96,600	Namco Bandai Holdings, Inc.	1,377,432
174,850	Nikon Corporation	4,287,588
485,150	Nippon Sheet Glass Company	981,102
112,000	Nippon Shokubai Company, Ltd.	1,265,609
17,600	Nippon Telegraph & Telephone Corporation	882,908
182,000	Nippon Yusen Kabushiki Kaisha	462,461

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
49

Partner Worldwide Allocation Fund

Schedule of Investments as of January 31, 2012

(unaudited)

Shares	Common Stock (88.3%)	Value

Japan (15.3%) - continued
460,000	Nissan Motor Company, Ltd.	$4,357,718
41,200	OSG Corporation	617,697
40,751	Pigeon Corporation	1,538,683
31,000	Ryohin Keikaku Company, Ltd.	1,548,450
27,900	Sanrio Company, Ltd.	1,252,464
35,800	Ship Healthcare Holdings, Inc.	781,432
276	So-net M3, Inc.	1,193,811
42,600	Sony Corporation	778,877
2,800	Start Today Company, Ltd.	54,788
246,000	Sumitomo Bakelite Company, Ltd	1,435,359
350,000	Sumitomo Corporation	5,044,749
122,700	Sumitomo Electric Industries, Ltd.	1,482,396
1,433,100	Sumitomo Mitsui Trust Holdings, Inc.	4,495,773
386,000	Sumitomo Osaka Cement Company, Ltd.	1,194,943
63,000	Sumitomo Rubber Industries, Ltd.	751,781
45,100	Sysmex Corporation	1,492,067
203,785	Tadano, Ltd.	1,398,471
7,800	TDK Corporation	372,525
63,394	Toda Kogyo Corporation	590,353
166,000	Tokyu Corporation	817,946
26,000	Toyo Suisan Kaisha, Ltd.	641,200
44,300	Toyota Motor Corporation	1,633,896
51,400	Unipres Corporation	1,608,370
194,300	UNY Company, Ltd.	1,820,106
67,700	Ushio, Inc.	989,610
25,200	West Japan Railway Company	1,070,797
24,800	Xebio Company, Ltd.	612,123
12,310	Yamada Denki Company, Ltd.	787,599

	Total Japan	101,430,641

Luxembourg (0.3%)
53,000	Tenaris SA ADR	2,080,780

	Total Luxembourg	2,080,780

Malaysia (0.2%)
240,000	CIMB Group Holdings Berhad	544,907
135,500	Public Bank Berhad	605,216

	Total Malaysia	1,150,123

Mexico (1.2%)
168,000	Consorcio ARA SAB de CV	56,842
43,000	Fomento Economico Mexicano SAB de CV ADR	3,032,360
18,100	Grupo Aeroportuario del Sureste SAB de CV ADR	1,192,247
718,500	Grupo Financiero Banorte SAB de CV ADR	2,866,481
323,000	Organizacion Soriana SAB de CVa	813,813

	Total Mexico	7,961,743

Netherlands (2.4%)
952,200	Aegon NVa	4,625,861
34,853	ASML Holding NV	1,498,291
45,331	Imtech NV	1,402,450
94,937	Koninklijke DSM NV	4,879,726
53,041	TKH Group NV	1,214,358
77,969	Unilever NV	2,598,341

	Total Netherlands	16,219,027

Norway (1.7%)
36,275	DnB NOR ASA	382,705

Shares	Common Stock (88.3%)	Value

Norway (1.7%) - continued
215,343	Renewable Energy Corporation ASA[a]	$160,753
53,400	Schibsted ASA	1,527,884
34,373	Seadrill, Ltd.	1,279,909
171,872	Statoil ASA	4,327,255
1,076,000	STX OSV Holdings, Ltd.	1,206,875
199,554	Tomra Systems ASA	1,460,459
31,298	Yara International ASA	1,262,202

	Total Norway	11,608,042

Philippines (0.4%)
3,130,000	Ayala Land, Inc.	1,287,486
809,966	Bank of the Philippine Islands	1,142,440

	Total Philippines	2,429,926

Poland (0.3%)
37,500	Bank Pekao SA	1,832,410

	Total Poland	1,832,410

Portugal (0.1%)
570,650	Banco Espirito Santo SA	944,166

	Total Portugal	944,166

Russia (0.4%)
48,500	Lukoil ADR	2,848,875

	Total Russia	2,848,875

Singapore (1.3%)
1,245,000	Biosenors International Group, Ltd.[a]	1,602,496
545,510	Keppel Corporation, Ltd.	4,694,708
672,000	Raffles Medical Group, Ltd.	1,177,963
271,000	SembCorp Industries, Ltd.	1,024,862
391,000	Super Group, Ltd.	431,751

	Total Singapore	8,931,780

South Africa (0.6%)
67,890	Massmart Holdings, Ltd.	1,527,045
260,000	Truworths International, Ltd.	2,598,182

	Total South Africa	4,125,227

South Korea (2.3%)
13,399	BS Financial Group, Inc.	151,494
3,003	E-Mart Company, Ltd.	723,397
15,644	Fila Korea, Ltd.	1,082,427
57,240	Halla Climate Control Corporation	1,089,267
11,200	POSCO	4,121,101
7,650	Samsung Electronics Company, Ltd.	4,491,143
1,356	Shinsegae Company, Ltd.	333,012
2,690	SK Telecom Company, Ltd.	341,206
235,649	SK Telecom Company, Ltd. ADR	3,301,443

	Total South Korea	15,634,490

Spain (1.8%)
29,953	Abertis Infraestructuras SA	505,553
476,518	Banco Bilbao Vizcaya Argentaria SA	4,181,016
385,714	Banco Popular Espanol SA	1,661,421
148,550	Indra Sistemas SA	1,959,306
21,562	Industria de Diseno Textil SA (Inditex)	1,884,217

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
50

Partner Worldwide Allocation Fund

Schedule of Investments as of January 31, 2012

(unaudited)

Shares	Common Stock (88.3%)	Value

Spain (1.8%) - continued
59,756	Repsol YPF SA	$1,647,734

	Total Spain	11,839,247

Sweden (2.4%)
70,056	Atlas Copco AB	1,670,480
58,680	Boliden AB	1,006,543
24,100	Electrolux AB	442,792
30,885	Elekta AB	1,477,853
50,494	Hexpol AB	1,564,152
40,584	Hoganas AB	1,414,559
65,185	Husqvarna AB	344,819
80,580	JM AB	1,489,330
6,207	Modern Times Group AB	311,283
31,234	Skanska AB	546,846
162,040	Swedbank AB	2,332,359
117,353	Telefonaktiebolaget LM Ericsson	1,092,113
161,396	Volvo AB	2,095,103

	Total Sweden	15,788,232

Switzerland (6.3%)
54,982	ABB, Ltd.[a]	1,147,460
76,650	Adecco SAa	3,649,831
25,365	Aryzta AGa	1,172,503
6,215	Bucher Industries AG	1,229,226
4,613	Burckhardt Compression Holding AG	1,160,952
165,100	Credit Suisse Group[a]	4,295,811
4,408	Dufry AGa	501,960
2,435	Galenica AG	1,420,012
3,333	Givaudan SAa	3,118,180
62,995	Holcim, Ltd.[a]	3,605,292
3,057	Kaba Holding AG	1,142,199
79,884	Nestle SA	4,584,065
71,600	Novartis AG	3,885,970
53,763	Roche Holding AG	9,121,132
79,201	UBS AGa	1,080,549
16,528	Zehnder Group AG	1,034,439

	Total Switzerland	42,149,581

Taiwan (0.8%)
447,100	Taiwan Mobile Company, Ltd.	1,352,101
1,440,362	Taiwan Semiconductor Manufacturing Company, Ltd.	3,821,089

	Total Taiwan	5,173,190

Thailand (1.9%)
378,600	Bangkok Bank pcl	2,033,887
392,000	PTT Exploration & Production pcl	2,238,148
430,550	PTT pcl	4,720,221
160,800	Siam Cement pcl	2,095,896
378,400	Siam Commercial Bank pcl	1,475,811

	Total Thailand	12,563,963

Turkey (0.7%)
651,258	Akbank TAS	2,442,374
50,000	BIM Birlesik Magazalar AS	1,539,383
267,000	Turkiye Garanti Bankasi AS	961,389

	Total Turkey	4,943,146

United Kingdom (11.7%)
14,943	Anglo American plc	620,184
50,673	Aveva Group plc	1,261,307
122,943	Babcock International Group plc	1,415,549

Shares	Common Stock (88.3%)	Value

United Kingdom (11.7%) - continued
1,221,110	BAE Systems plc	$5,933,910
173,759	BG Group plc	3,915,219
71,555	BHP Billiton plc	2,405,436
87,355	British American Tobacco plc	4,022,529
564,152	BT Group plc	1,814,870
82,230	Burberry Group plc	1,742,613
249,210	Carillion plc	1,215,380
52,386	Croda International plc	1,600,613
75,997	Drax Group plc	637,172
49,049	GlaxoSmithKline plc	1,091,027
233,168	Halma plc	1,302,485
89,200	HSBC Holdings plc ADR	3,731,236
47,480	IMI plc	640,643
73,605	Imperial Tobacco Group plc	2,635,954
136,737	Inchcape plc	735,893
229,633	Intermediate Capital Group plc	996,548
249,677	Kingfisher plc	1,008,072
399,242	Legal & General Group plc	726,512
1,914,318	Lloyds TSB Group plc[a]	925,485
93,093	London Stock Exchange Group plc	1,278,760
130,289	Mondi plc	1,038,904
296,892	Morgan Crucible Company plc	1,465,699
121,100	Pearson plc	2,242,316
88,977	Persimmon plc	739,606
118,277	Prudential plc	1,308,241
45,502	Rightmove plc	922,258
51,063	Rio Tinto plc	3,076,091
36,331	SABMiller plc	1,384,991
55,933	Shire plc	1,856,798
43,561	Spirax-Sarco Engineering plc	1,361,106
588,992	Spirent plc	1,104,198
116,854	Standard Chartered plc	2,824,088
72,237	Tate & Lyle plc	754,595
730,950	Tesco plc	3,685,734
53,124	Ultra Electronics Holdings plc	1,284,268
43,657	Unilever plc	1,410,852
1,371,337	Vodafone Group plc	3,698,677
403,527	William Morrison Supermarkets plc	1,820,450
400,550	WPP plc	4,715,519

	Total United Kingdom	78,351,788

	Total Common Stock (cost $586,412,670)	589,319,605

Principal Amount	Long-Term Fixed Income (9.8%)	Value

Argentina (0.4%)
	Argentina Government International Bond
570,000	7.000%, 9/12/2013	584,250
550,000	7.000%, 10/3/2015	539,550
249,425	7.820%, 12/31/2033[b]	219,409
945,190	7.820%, 12/31/2033[b]	831,446
373,467	8.280%, 12/31/2033	299,707
510,000	0.000%, 12/15/2035[c]	67,320
1,420,000	0.000%, 12/15/2035[b,c]	217,319
1,010,000	3.169%, 12/15/2035[c]	133,825
240,000	2.260%, 12/31/2038[b,d]	99,202

	Total Argentina	2,992,028

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
51

Partner Worldwide Allocation Fund

Schedule of Investments as of January 31, 2012

(unaudited)

Principal Amount	Long-Term Fixed Income (9.8%)	Value
Belarus (0.1%)
	Belarus Government International Bond
$466,000	8.750%, 8/3/2015	$433,380
100,000	8.950%, 1/26/2018	92,000

	Total Belarus	525,380

Belize (<0.1%)
	Belize Government International Bond
70,000	6.000%, 2/20/2029[d]	39,550

	Total Belize	39,550

Brazil (0.4%)
	Banco do Estado do Rio Grande do Sul SA
200,000	7.375%, 2/2/2022[e]	205,578
	Brazil Government International Bond
920,000	4.875%, 1/22/2021	1,035,000
20,000	8.250%, 1/20/2034	30,170
320,000	7.125%, 1/20/2037	435,360
340,000	11.000%, 8/17/2040	452,370
190,000	5.625%, 1/7/2041	218,500
	Independencia International, Ltd.
95,246	12.000%, 12/30/2016[e,f,g]	10

	Total Brazil	2,376,988

Bulgaria (<0.1%)
	Sinochem Overseas Capital Company, Ltd.
100,000	6.300%, 11/12/2040	94,792

	Total Bulgaria	94,792

Canada (0.1%)
	PTTEP Canada International Finance, Ltd.
200,000	5.692%, 4/5/2021	213,192
200,000	5.692%, 4/5/2021[e]	213,192

	Total Canada	426,384

Cayman Islands (0.3%)
	CCL Finance, Ltd.
150,000	9.500%, 8/15/2014	169,125
	Country Garden Holdings Company
700,000	2.500%, 2/22/2013[h]	122,797
	ENN Energy Holdings, Ltd.
300,000	6.000%, 5/13/2021	282,586
	Evergrande Real Estate Group, Ltd.
2,000,000	7.500%, 1/19/2014[h]	269,617
	JBS Finance II, Ltd.
100,000	8.250%, 1/29/2018	97,500
	TGI International, Ltd.
130,000	9.500%, 10/3/2017	141,375
	Vale Overseas, Ltd.
220,000	5.625%, 9/15/2019	245,650
320,000	4.625%, 9/15/2020	337,691

	Total Cayman Islands	1,666,341

Principal Amount	Long-Term Fixed Income (9.8%)	Value
Chile (0.4%)
	AES Gener SA
$80,000	5.250%, 8/15/2021	$83,300
70,000	5.250%, 8/15/2021[e]	72,888
	Banco del Estado de Chile
100,000	4.125%, 10/7/2020[e]	103,500
430,000	4.125%, 10/7/2020	445,050
	Chile Government International Bond
100,000	3.875%, 8/5/2020	108,250
380,000	3.250%, 9/14/2021	389,500
	Corporacion Nacional del Cobre de Chile - Codelco
100,000	7.500%, 1/15/2019	129,099
100,000	3.750%, 11/4/2020[e]	104,057
520,000	3.750%, 11/4/2020	541,098
110,000	6.150%, 10/24/2036	138,052
	E-CL SA
120,000	5.625%, 1/15/2021[e]	130,738
	Empresa Nacional del Petroleo
100,000	4.750%, 12/6/2021[e]	103,461

	Total Chile	2,348,993

China (<0.1%)
	Sinochem Overseas Capital Company, Ltd.
70,000	6.300%, 11/12/2040[e]	66,354

	Total China	66,354

Colombia (0.9%)
	Colombia Government International Bond
20,000	8.250%, 12/22/2014	23,670
600,000	7.375%, 1/27/2017	738,000
540,000	7.375%, 3/18/2019	686,340
1,160,000	4.375%, 7/12/2021	1,247,000
50,000	8.125%, 5/21/2024	69,700
500,000	7.375%, 9/18/2037	687,500
1,280,000	6.125%, 1/18/2041	1,536,000
	Empresa de Energia de Bogota SA
520,000	6.125%, 11/10/2021[e]	533,000

	Total Colombia	5,521,210

Costa Rica (<0.1%)
	Costa Rica Government International Bond
13,000	9.995%, 8/1/2020	17,615

	Total Costa Rica	17,615

Dominican Republic (0.2%)
	Dominican Republic Government International Bond
218,595	9.040%, 1/23/2018	240,127
790,000	7.500%, 5/6/2021	806,985
390,000	8.625%, 4/20/2027	407,160

	Total Dominican Republic	1,454,272

Gabon (<0.1%)
	Gabon Government International Bond
235,000	8.200%, 12/12/2017	270,838

	Total Gabon	270,838

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
52

Partner Worldwide Allocation Fund

Schedule of Investments as of January 31, 2012

(unaudited)

Principal Amount	Long-Term Fixed Income (9.8%)	Value
Hong Kong (<0.1%)
	Zijin International Finance Company, Ltd.
$100,000	4.250%, 6/30/2016	$100,572

	Total Hong Kong	100,572

Hungary (0.2%)
	Hungary Government International Bond
160,000	3.500%, 7/18/2016[b]	171,615
150,000	4.375%, 7/4/2017[b]	161,871
60,000	6.000%, 1/11/2019[b]	68,508
60,000	6.250%, 1/29/2020	55,500
31,000	3.875%, 2/24/2020[b]	30,400
500,000	6.375%, 3/29/2021	462,499
312,000	7.625%, 3/29/2041	288,210

	Total Hungary	1,238,603

Iceland (0.1%)
	Iceland Government International Bond
300,000	4.875%, 6/16/2016[e]	301,922
360,000	4.875%, 6/16/2016	362,306

	Total Iceland	664,228

Indonesia (1.1%)
	Indonesia Government International Bond
100,000	6.750%, 3/10/2014	108,375
2,100,000	11.625%, 3/4/2019	3,123,749
200,000	4.875%, 5/5/2021[e]	215,000
1,430,000	4.875%, 5/5/2021	1,537,250
290,000	8.500%, 10/12/2035	421,225
340,000	7.750%, 1/17/2038	463,250
1,050,000	5.250%, 1/17/2042[e]	1,084,125
	Perusahaan Penerbit SBSN
270,000	4.000%, 11/21/2018[e]	272,025

	Total Indonesia	7,224,999

Iraq (0.1%)
	Iraq Government International Bond
750,000	5.800%, 1/15/2028	581,250

	Total Iraq	581,250

Ireland (<0.1%)
	MTS International Funding, Ltd.
100,000	8.625%, 6/22/2020	113,000
	Vimpel Communications Via VIP Finance Ireland, Ltd. OJSC
170,000	9.125%, 4/30/2018	181,050

	Total Ireland	294,050

Ivory Coast (0.1%)
	Ivory Coast Government International Bond
1,377,000	2.500%, 12/31/2032[f]	791,775

	Total Ivory Coast	791,775

Kazakhstan (0.2%)
	BTA Bank JSC
282,000	10.750%, 7/1/2018[f]	52,875

Principal Amount	Long-Term Fixed Income (9.8%)	Value
Kazakhstan (0.2%) - continued
	Kazatomprom Natsionalnaya Atomnaya Kompaniya AO
$100,000	6.250%, 5/20/2015	$106,000
	KazMunaiGaz Finance Sub BV
290,000	7.000%, 5/5/2020	318,304
	KazMunayGas National Company
240,000	11.750%, 1/23/2015	291,000
260,000	6.375%, 4/9/2021	273,650
200,000	6.375%, 4/9/2021[e]	210,500

	Total Kazakhstan	1,252,329

Luxembourg (0.2%)
	Gazprom Via Gaz Capital SA
468,000	9.250%, 4/23/2019	574,704
200,000	5.999%, 1/23/2021	204,000
200,000	5.999%, 1/23/2021[e]	204,000
	Gazprom Via Gazprom International, Ltd.
72,711	7.201%, 2/1/2020	78,925
	TNK-BP Finance SA
490,000	7.875%, 3/13/2018	547,575
100,000	7.250%, 2/2/2020	109,750

	Total Luxembourg	1,718,954

Mexico (1.0%)
	Mexican Bonos
4,000,000	6.500%, 6/10/2021[i]	319,495
1,747,200	10.000%, 11/20/2036[i]	174,840
	Mexican Cetes
13,655,500	Zero Coupon, 4/12/2012[i]	1,038,351
	Mexico Government International Bond
20,000	5.875%, 1/15/2014	21,550
10,000	6.625%, 3/3/2015	11,375
40,000	5.625%, 1/15/2017	46,060
130,000	5.950%, 3/19/2019	154,570
710,000	5.125%, 1/15/2020	806,560
400,000	3.625%, 3/15/2022	403,400
30,000	8.300%, 8/15/2031	44,775
250,000	6.750%, 9/27/2034	323,750
60,000	6.050%, 1/11/2040	72,540
490,000	5.750%, 10/12/2110	513,274
	Pemex Project Funding Master Trust
430,000	5.750%, 3/1/2018	476,225
590,000	6.625%, 6/15/2035	662,275
	Petroleos Mexicanos
30,000	8.000%, 5/3/2019	37,500
150,000	5.500%, 1/21/2021	162,375
640,000	4.875%, 1/24/2022[e]	660,461

	Total Mexico	5,929,376

Namibia (<0.1%)
	Namibia Government International Bond
210,000	5.500%, 11/3/2021[e]	215,250

	Total Namibia	215,250

Netherlands (<0.1%)
	Myriad International Holding BV
100,000	6.375%, 7/28/2017	109,000

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
53

Partner Worldwide Allocation Fund

Schedule of Investments as of January 31, 2012

(unaudited)

Principal Amount	Long-Term Fixed Income (9.8%)	Value
Netherlands (<0.1%) - continued
	VimpelCom Holdings BV
$200,000	7.504%, 3/1/2022[e]	$188,000

	Total Netherlands	297,000

Nigeria (0.1%)
	Nigeria Government International Bond
600,000	6.750%, 1/28/2021	630,000

	Total Nigeria	630,000

Pakistan (<0.1%)
	Pakistan Government International Bond
200,000	6.875%, 6/1/2017	138,000
120,000	7.875%, 3/31/2036	69,600

	Total Pakistan	207,600

Panama (0.1%)
	Panama Government International Bond
527,000	8.875%, 9/30/2027	785,230
190,000	9.375%, 4/1/2029	300,200

	Total Panama	1,085,430

Peru (0.2%)
	Corporacion Lindley SA
90,000	6.750%, 11/23/2021[e]	95,400
	Peru Government International Bond
160,000	5.625%, 11/18/2050	172,160
260,000	7.350%, 7/21/2025	345,800
305,000	8.750%, 11/21/2033	465,125
160,000	6.550%, 3/14/2037	201,200
	Volcan Cia Minera SAA
70,000	5.375%, 2/2/2022[e]	70,359

	Total Peru	1,350,044

Philippines (0.6%)
	Energy Development Corporation
200,000	6.500%, 1/20/2021	202,440
	Philippines Government International Bond
860,000	7.500%, 9/25/2024	1,109,400
50,000	9.500%, 10/21/2024	73,500
730,000	5.500%, 3/30/2026	817,600
284,000	9.500%, 2/2/2030	442,685
752,000	6.375%, 10/23/2034	904,280

	Total Philippines	3,549,905

Poland (0.1%)
	Poland Government International Bond
940,000	5.000%, 3/23/2022	953,160

	Total Poland	953,160

Qatar (<0.1%)
	Ras Laffan Liquefied Natural Gas Company, Ltd. II
264,360	5.298%, 9/30/2020	283,526

	Total Qatar	283,526

Principal Amount	Long-Term Fixed Income (9.8%)	Value
Romania (0.1%)
	Romania Government International Bond
$470,000	6.750%, 2/7/2022[e]	$465,803

	Total Romania	465,803

Russia (0.6%)
	Russia Government International Bond
200,000	3.625%, 4/29/2015	203,750
2,793,075	7.500%, 3/31/2030	3,309,795

	Total Russia	3,513,545

Serbia (<0.1%)
	Serbia Government International Bond
130,000	6.750%, 11/1/2024	122,850

	Total Serbia	122,850

South Africa (0.4%)
	Peermont Global Proprietary, Ltd.
280,000	7.750%, 4/30/2014[b]	305,821
	South Africa Government International Bond
4,475,000	13.500%, 9/15/2015[j]	700,050
1,800,000	8.000%, 12/21/2018[j]	237,097
2,575,000	7.250%, 1/15/2020[j]	321,270
5,375,000	6.750%, 3/31/2021[j]	644,085
380,000	4.665%, 1/17/2024	384,750

	Total South Africa	2,593,073

Sri Lanka (<0.1%)
	Sri Lanka Government International Bond
220,000	6.250%, 7/27/2021[e]	216,896

	Total Sri Lanka	216,896

Supranational (0.1%)
	Corporacion Andina de Fomento
599,000	3.750%, 1/15/2016	609,320

	Total Supranational	609,320

Turkey (0.3%)
	Export Credit Bank of Turkey
270,000	5.375%, 11/4/2016[e]	267,300
	Turkey Government International Bond
422,000	5.625%, 3/30/2021	424,110
850,000	6.250%, 9/26/2022	875,500
50,000	7.250%, 3/5/2038	54,313
550,000	6.750%, 5/30/2040	562,375

	Total Turkey	2,183,598

Ukraine (0.3%)
	Ukraine Government International Bond
100,000	6.875%, 9/23/2015	92,000
490,000	4.950%, 10/13/2015[b]	528,777
200,000	6.250%, 6/17/2016	175,000
430,000	6.250%, 6/17/2016[e]	376,250
650,000	7.950%, 2/23/2021	578,500

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
54

Partner Worldwide Allocation Fund

Schedule of Investments as of January 31, 2012

(unaudited)

Principal Amount	Long-Term Fixed Income (9.8%)	Value
Ukraine (0.3%) - continued
$200,000	7.950%, 2/23/2021[e]	$178,000

	Total Ukraine	1,928,527

United Arab Emirates (<0.1%)
	Dolphin Energy, Ltd.
202,296	5.888%, 6/15/2019	216,457

	Total United Arab Emirates	216,457

United States (0.3%)
	Corporacion Andina de Fomento
130,000	5.750%, 1/12/2017	141,192
100,000	8.125%, 6/4/2019	122,259
	HSBC Bank USA
940,000	5.910%, 8/15/2040[g,k]	1,254,418
	JBS USA, LLC
30,000	8.250%, 2/1/2020[e]	30,225
	U.S. Treasury Notes
600,000	0.375%, 7/31/2013	601,570

	Total United States	2,149,664

Uruguay (0.1%)
	Uruguay Government International Bond
572,000	7.625%, 3/21/2036	789,360

	Total Uruguay	789,360

Venezuela (0.7%)
	Petroleos de Venezuela SA
558,400	5.250%, 4/12/2017	386,692
280,000	8.500%, 11/2/2017[e]	221,900
300,000	5.375%, 4/12/2027	155,250
10,000	5.500%, 4/12/2037	5,025
	Venezuela Government International Bond
80,000	13.625%, 8/15/2018	81,400
30,000	13.625%, 8/15/2018	30,525
1,120,000	7.750%, 10/13/2019	851,200
292,000	6.000%, 12/9/2020	191,990
70,000	12.750%, 8/23/2022	67,025
490,000	9.000%, 5/7/2023	367,500
390,000	8.250%, 10/13/2024	275,925
320,000	7.650%, 4/21/2025	217,600
40,000	9.250%, 5/7/2028	29,600
1,780,000	11.950%, 8/5/2031	1,548,600
30,000	7.000%, 3/31/2038	18,675

	Total Venezuela	4,448,907

	Total Long-Term Fixed Income (cost $63,108,389)	65,406,796

Shares	Preferred Stock (<0.1%)	Value
Germany (<0.1%)
2,815	Draegerwerk AG & Company KGaA	250,857

	Total Germany	250,857

	Total Preferred Stock (cost $302,453)	250,857

Principal Amount	Short-Term Investments (<0.1%)[l]	Value
	Federal National Mortgage Association Discount Notes
200,000	0.010%, 2/22/2012[m,n]	$199,996

	Total Short-Term Investments (at amortized cost)	199,996

	Total Investments (cost $650,023,508) 98.1%	$655,177,254

	Other Assets and Liabilities, Net 1.9%	12,555,616

	Total Net Assets 100.0%	$667,732,870

a	Non-income producing security.
b	Principal amount is displayed in Euros.
c	Denotes variable rate securities. Variable rate securities are securities whose yields vary with a designated market index or market rate. The rate shown is as of January 31, 2012.
d	Denotes step coupon securities. Step coupon securities pay an initial coupon rate for the first period and then different coupon rates for following periods. The rate shown is as of January 31, 2012.
e	Denotes securities sold under Rule 144A of the Securities Act of 1933, which exempts them from registration. These securities have been deemed liquid and may be resold to other dealers in the program or to other qualified institutional buyers. As of January 31, 2012, the value of these investments was $6,806,194 or 1.0% of total net assets.
f	Defaulted security. Interest is not being accrued.
g	Security is fair valued.
h	Principal amount is displayed in Chinese Yuan.
i	Principal amount is displayed in Mexican Pesos.
j	Principal amount is displayed in South African Rand.
k	Principal amount is displayed in Brazilian Real. Security is linked to Brazilian Government Bonds due August 15, 2040.
l	The interest rate shown reflects the yield, coupon rate or the discount rate at the date of purchase.
m	Denotes investments that benefit from credit enhancement or liquidity support provided by a third party bank, institution or government.
n	At January 31, 2012, $199,996 of investments were held on deposit with the counterparty and pledged as the initial margin deposit for open futures contracts.

Definitions:
ADR	-	American Depositary Receipt, which are certificates for an underlying foreign security’s shares held by an issuing U.S. depository bank.

Unrealized Appreciation (Depreciation)

Gross unrealized appreciation and depreciation of investments, based on cost for federal income tax purposes, were as follows:

Gross unrealized appreciation	$54,154,747
Gross unrealized depreciation	(49,001,001)

Net unrealized appreciation (depreciation)	$5,153,746

Cost for federal income tax purposes	$650,023,508

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
55

Partner Worldwide Allocation Fund

Schedule of Investments as of January 31, 2012

(unaudited)

Fair Valuation Measurements

The following table is a summary of the inputs used, as of January 31, 2012, in valuing Partner Worldwide Allocation Fund’s assets carried at fair value.

Investments in Securities	Total	Level 1	Level 2	Level 3
Common Stock
Communications Services	959,903	–	959,903	–
Consumer Discretionary	97,748,885	–	97,748,885	–
Consumer Staples	49,170,262	3,032,360	46,137,902	–
Energy	54,647,432	13,015,828	41,631,604	–
Financials	98,909,857	9,442,612	89,467,245	–
Health Care	45,212,386	4,181,294	41,031,092	–
Industrials	98,792,800	1,192,247	97,600,553	–
Information Technology	39,282,242	1,699,985	37,582,257	–
Materials	79,753,255	4,551,480	75,201,775	–
Telecommunications Services	20,232,099	3,301,443	16,930,656	–
Utilities	4,610,484	–	4,610,484	–
Long-Term Fixed Income
Basic Materials	1,827,724	–	1,827,724	–
Communications Services	482,050	–	482,050	–
Consumer Cyclical	428,618	–	428,618	–
Consumer Non-Cyclical	392,260	–	392,250	10
Energy	5,552,723	–	5,552,723	–
Financials	2,281,047	–	1,026,629	1,254,418
Foreign	3,878,126	–	3,878,126	–
Foreign Government	47,353,135	–	47,353,135	–
Transportation	141,375	–	141,375	–
U.S. Government and Agencies	1,262,031	–	1,262,031	–
Utilities	1,807,707	–	1,807,707	–
Preferred Stock
Health Care	250,857	–	250,857	–
Short-Term Investments	199,996	–	199,996	–
Total	$655,177,254	$40,417,249	$613,505,577	$1,254,428

Other Financial Instruments	Total	Level 1	Level 2	Level 3
Asset Derivatives
Futures Contracts	49,347	49,347	–	–
Foreign Currency Forward Contracts	392,423	–	392,423	–
Total Asset Derivatives	$441,770	$49,347	$392,423	$–

Liability Derivatives
Futures Contracts	21,474	21,474	–	–
Foreign Currency Forward Contracts	461,658	–	461,658	–
Total Liability Derivatives	$483,132	$21,474	$461,658	$–

The following table is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value for Partner Worldwide Allocation Fund.

Investments in Securities	Value October 31, 2011	Realized Gain/(Loss)	Change in Unrealized Appreciation/ (Depreciation)*	Purchases	Sales	Transfers Into Level 3	Transfers Out of Level 3	Value January 31, 2012
Common Stock
Industrials	473,602	–	(473,602)	–	–	–	–	–
Long-Term Fixed Income
Consumer Non-Cyclical	10	–	–	–	–	–	–	10
Financials	372,567	–	71,841	810,010	–	–	–	1,254,418

Total	$846,179	$–	($401,761)	$810,010	$–	$–	$–	$1,254,428

*	Includes the change in net unrealized appreciation/(depreciation) on level 3 securities held on January 31, 2012 of $46,787.

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
56

Partner Worldwide Allocation Fund

Schedule of Investments as of January 31, 2012

(unaudited)

Futures Contracts	Number of Contracts Long/(Short)	Expiration Date	Notional Principal Amount	Value	Unrealized Gain/(Loss)
2-Yr. U.S. Treasury Bond Futures	3	March 2012	$661,615	$662,250	$635
5-Yr. U.S. Treasury Bond Futures	24	March 2012	2,947,895	2,977,125	29,230
10-Yr. U.S. Treasury Bond Futures	3	March 2012	392,596	396,750	4,154
20-Yr. U.S. Treasury Bond Futures	(7)	March 2012	(1,001,378)	(1,018,063)	(16,685)
Mini MSCI EAFE Index Futures	5	March 2012	356,072	371,400	15,328
Ultra Long Term U.S. Treasury Bond
Futures	(1)	March 2012	(155,179)	(159,968)	(4,789)
Total Futures Contracts					$27,873

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
57

Partner Worldwide Allocation Fund

Schedule of Investments as of January 31, 2012

(unaudited)

Foreign Currency Forward Contracts	Counterparty	Contracts to Deliver/Receive	Settlement Date	Value on Settlement Date	Value	Unrealized Gain/(Loss)
Purchases
Australian Dollar	SSB	15,626	2/1/2012	$16,659	$16,590	($69)
Brazilian Real	RBC	753,637	2/6/2012 -2/27/2012	414,500	430,037	15,537
Brazilian Real	CITI	152,725	2/6/2012	82,000	87,326	5,326
Brazilian Real	UBS	1,327,708	2/13/2012 -3/1/2012	753,000	755,412	2,412
Brazilian Real	BB	453,031	2/6/2012 - 2/22/2012	247,000	258,692	11,692
Chilean Peso	BOA	42,295,600	2/6/2012	82,000	86,013	4,013
Chinese Yuan	CITI	6,983,959	3/1/2012 - 5/9/2012	1,102,479	1,107,061	4,582
Chinese Yuan	JPM	1,004,328	3/1/2012	158,812	159,152	340
Chinese Yuan	HSBC	5,803,087	3/1/2012 - 5/9/2012	913,398	919,931	6,533
Chinese Yuan	BB	2,908,658	3/1/2012	458,000	460,923	2,923
Chinese Yuan	MSC	3,250,000	5/9/2012	510,645	515,353	4,708
Euro	CSFB	127,000	3/21/2012	165,449	166,122	673
Euro	BB	222,000	3/21/2012	289,557	290,386	829
Euro	JPM	193,000	3/21/2012	247,710	252,453	4,743
Euro	MSC	65,000	3/21/2012	82,873	85,023	2,150
Euro	SSB	297,066	2/1/2012	392,951	388,576	(4,375)
Euro	CITI	193,000	3/21/2012	248,672	252,453	3,781
Euro	RBS	64,000	3/21/2012	84,193	83,715	(478)
Indian Rupee	BB	16,379,380	2/10/2012 -2/17/2012	312,000	330,094	18,094
Indian Rupee	DB	8,381,730	2/29/2012	167,000	168,372	1,372
Indian Rupee	HSBC	8,860,500	2/17/2012	165,000	178,488	13,488
Indian Rupee	MSC	4,202,500	2/10/2012	82,000	84,795	2,795
Indian Rupee	CITI	15,547,080	2/6/2012 - 2/17/2012	298,000	313,565	15,565
Indian Rupee	BOA	1,693,776	2/17/2012	33,600	34,120	520
Indonesian Rupiah	CITI	746,200,000	2/21/2012	82,000	82,913	913
Indonesian Rupiah	HSBC	751,753,799	2/29/2012	84,000	83,495	(505)
Israeli Shekel	DB	1,250,857	3/21/2012	327,315	334,181	6,866
Israeli Shekel	JPM	312,535	3/21/2012	82,000	83,497	1,497
Japanese Yen	SSB	38,491,556	2/1/2012 - 2/3/2012	503,772	505,006	1,234
Malaysian Ringgit	RBC	256,742	2/13/2012	82,000	84,347	2,347
Malaysian Ringgit	BB	769,299	2/13/2012 -2/29/2012	250,000	252,612	2,612
Malaysian Ringgit	JPM	773,482	3/19/2012	245,176	253,634	8,458
Malaysian Ringgit	UBS	91,476	2/8/2012	29,086	30,060	974
Mexican Peso	SSB	3,286,189	3/21/2012	252,000	251,124	(876)
Mexican Peso	CSFB	7,273,386	3/21/2012	542,590	555,816	13,226
Mexican Peso	HSBC	1,143,244	3/21/2012	82,000	87,364	5,364
Mexican Peso	DB	6,222,944	3/21/2012 -3/30/2012	468,899	475,329	6,430
Mexican Peso	BB	2,276,705	3/21/2012	164,000	173,981	9,981
Philippines Peso	DB	15,543,092	2/7/2012 - 2/27/2012	359,000	362,072	3,072
Philippines Peso	HSBC	3,605,250	2/6/2012	82,500	84,054	1,554
Russian Ruble	UBS	25,847,116	2/10/2012 -2/27/2012	823,733	852,780	29,047
Russian Ruble	JPM	2,633,020	2/10/2012	82,000	86,902	4,902
Russian Ruble	HSBC	2,609,035	2/13/2012	82,000	86,098	4,098
Russian Ruble	CITI	13,002,900	2/10/2012 -2/27/2012	412,000	429,059	17,059
Singapore Dollar	BB	522,923	3/21/2012	402,999	415,849	12,850
Singapore Dollar	CITI	211,118	3/21/2012	168,000	167,889	(111)
Singapore Dollar	JPM	317,443	3/21/2012	247,000	252,443	5,443
Singapore Dollar	UBS	105,768	3/21/2012	82,000	84,111	2,111
Singapore Dollar	SSB	212,441	3/21/2012	165,000	168,941	3,941
South African Rand	HSBC	1,999,347	3/22/2012	249,000	253,982	4,982
South African Rand	BB	1,339,990	3/22/2012	164,000	170,222	6,222
South African Rand	MSC	2,002,207	3/22/2012	252,000	254,344	2,344
South African Rand	UBS	658,694	3/22/2012	84,000	83,675	(325)
South African Rand	CITI	2,169,707	3/22/2012	271,544	275,623	4,079
South Korea Won	SSB	188,832,000	2/29/2012	168,000	168,083	83
South Korea Won	HSBC	188,832,000	2/29/2012	168,000	168,083	83
South Korea Won	CITI	655,893,626	2/7/2012 - 4/18/2012	565,918	583,631	17,713
South Korea Won	RBS	190,080,000	2/7/2012	165,000	169,225	4,225
South Korea Won	JPM	189,403,500	2/7/2012	165,000	168,622	3,622
Taiwan Dollar	DB	4,990,425	2/8/2012	165,000	168,719	3,719
Taiwan Dollar	CITI	9,948,480	2/21/2012	333,141	336,514	3,373
Turkish Lira	RBS	152,181	3/21/2012	81,822	84,679	2,857
Turkish Lira	JPM	2,951,741	3/21/2012	1,586,554	1,642,456	55,902
Turkish Lira	HSBC	212,358	3/21/2012	118,819	118,164	(655)

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
58

Partner Worldwide Allocation Fund

Schedule of Investments as of January 31, 2012

(unaudited)

Foreign Currency Forward Contracts	Counterparty	Contracts to Deliver/Receive	Settlement Date	Value on Settlement Date	Value	Unrealized Gain/(Loss)
Purchases - continued
Turkish Lira	MSC	151,452	3/21/2012	$84,000	$84,273	$273
Total Purchases				$18,030,366	$18,398,504	$368,138
Sales
Brazilian Real	UBS	2,295,702	2/22/2012 -4/18/2012	$1,249,847	$1,293,992	($44,145)
Brazilian Real	CITI	297,479	2/6/2012 - 2/27/2012	166,000	169,649	(3,649)
Brazilian Real	MSC	299,792	2/6/2012	164,000	171,416	(7,416)
Brazilian Real	HSBC	147,699	2/6/2012	83,000	84,452	(1,452)
Brazilian Real	BB	149,798	2/13/2012	82,000	85,479	(3,479)
Brazilian Real	RBC	145,796	2/6/2012	82,000	83,364	(1,364)
Chilean Peso	DB	42,004,500	2/6/2012	82,000	85,421	(3,421)
Chinese Yuan	CITI	1,007,487	3/1/2012	158,000	159,652	(1,652)
Chinese Yuan	DB	1,018,880	3/1/2012	160,000	161,458	(1,458)
Chinese Yuan	MSC	2,103,255	3/1/2012	330,000	333,295	(3,295)
Chinese Yuan	RBS	3,763,611	5/9/2012	589,353	596,796	(7,443)
Chinese Yuan	HSBC	2,101,110	3/1/2012	330,000	332,955	(2,955)
Chinese Yuan	BB	6,909,990	3/1/2012 - 5/9/2012	1,081,000	1,095,614	(14,614)
Euro	HSBC	405,000	3/21/2012	533,079	529,759	3,320
Euro	BB	188,000	3/21/2012	249,673	245,913	3,760
Euro	SSB	127,000	3/21/2012	166,548	166,122	426
Euro	JPM	1,886,311	2/24/2012 -3/21/2012	2,419,523	2,467,139	(47,616)
Euro	SSB	212,729	2/1/2012 - 2/3/2012	278,540	278,260	280
Euro	CITI	1,585,358	3/21/2012	2,052,506	2,073,720	(21,214)
Indian Rupee	CITI	4,208,100	2/17/2012	83,000	84,769	(1,769)
Indian Rupee	DB	4,226,360	2/10/2012	83,000	85,276	(2,276)
Indian Rupee	HSBC	4,275,726	2/10/2012	82,000	86,272	(4,272)
Indonesian Rupiah	JPM	739,230,000	2/21/2012	82,000	82,138	(138)
Israeli Shekel	DB	1,248,920	3/21/2012	328,451	333,663	(5,212)
Mexican Peso	CSFB	2,173,673	3/21/2012	168,000	166,108	1,892
Mexican Peso	MSC	954,019	3/21/2012	68,830	72,904	(4,074)
Mexican Peso	JPM	13,282,487	4/12/2012	964,211	1,013,155	(48,944)
Mexican Peso	BOA	1,032,017	3/21/2012	79,000	78,865	135
Mexican Peso	BB	1,032,412	3/21/2012	79,000	78,895	105
Mexican Peso	HSBC	3,320,869	3/21/2012	246,000	253,773	(7,773)
Norwegian Krone	SSB	462,928	2/1/2012 - 2/3/2012	79,232	78,904	328
Philippines Peso	CITI	3,598,050	2/7/2012	83,000	83,884	(884)
Russian Ruble	JPM	2,532,390	2/14/2012	84,000	83,565	435
Russian Ruble	DB	2,548,980	2/27/2012	84,000	84,063	(63)
Russian Ruble	UBS	5,143,600	2/27/2012	167,000	169,631	(2,631)
Singapore Dollar	SSB	50,272	2/3/2012	39,966	39,965	1
South African Rand	MSC	758,533	3/22/2012	94,000	96,358	(2,358)
South African Rand	JPM	658,640	3/22/2012	82,000	83,669	(1,669)
South African Rand	HSBC	3,998,642	3/22/2012	481,613	507,957	(26,344)
South African Rand	CITI	1,500,849	2/1/2012	190,972	191,897	(925)
South African Rand	BB	14,594,352	2/9/2012 - 3/22/2012	1,760,533	1,863,381	(102,848)
South Korea Won	HSBC	95,214,000	2/27/2012	84,000	84,752	(752)
Thai Baht	SSB	158,738	2/1/2012	5,104	5,133	(29)
Turkish Lira	HSBC	570,821	3/21/2012	309,000	317,626	(8,626)
Turkish Lira	JPM	1,219,842	3/21/2012	641,710	678,765	(37,055)
Turkish Lira	CITI	930,001	3/21/2012	495,525	517,487	(21,962)
Turkish Lira	BB	77,777	3/21/2012	41,000	43,278	(2,278)
Total Sales				$17,243,216	$17,680,589	($437,373)

Net Unrealized Gain/(Loss) on Foreign Currency Forward Contracts						($69,235)

Counterparty
BOA	-	Bank of America
BB	-	Barclays Bank
CITI	-	Citibank
CSFB	-	CS First Boston Corporation
DB	-	Deutsche Bank
HSBC	-	HSBC Securities, Inc.
JPM	-	J.P. Morgan
MSC	-	Morgan Stanley & Company
RBC	-	The Royal Bank of Canada
RBS	-	The Royal Bank of Scotland
SSB	-	State Street Bank
UBS	-	UBS Securities, Ltd.

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
59

Large Cap Growth Fund

Schedule of Investments as of January 31, 2012

(unaudited)

Shares	Common Stock (95.0%)	Value
Consumer Discretionary (13.6%)
69,841	Amazon.com, Inc.[a]	$13,579,884
356,700	Comcast Corporation	9,484,653
105,478	Discovery Communications, Inc.[a]	4,522,897
111,000	Home Depot, Inc.	4,927,290
174,000	Las Vegas Sands Corporation[a]	8,545,140
26,100	Time Warner Cable, Inc.	1,924,092
34,900	Viacom, Inc.	1,641,696

	Total Consumer Discretionary	44,625,652

Consumer Staples (11.1%)
219,100	Altria Group, Inc.	6,222,440
128,710	Anheuser-Busch InBev NV ADR[b]	7,825,568
67,497	British American Tobacco plc ADR	6,223,898
91,291	Coca-Cola Company	6,164,881
133,100	Wal-Mart Stores, Inc.	8,167,016
23,300	Whole Foods Market, Inc.	1,724,899

	Total Consumer Staples	36,328,702

Energy (8.4%)
69,371	Apache Corporation	6,859,405
14,700	Chevron Corporation	1,515,276
55,660	ENSCO International plc ADR	2,929,942
30,400	EOG Resources, Inc.	3,226,656
15,700	Occidental Petroleum Corporation	1,566,389
63,464	Peabody Energy Corporation	2,163,488
21,000	Schlumberger, Ltd.	1,578,570
221,800	Valero Energy Corporation	5,320,982
154,800	Weatherford International, Ltd.[a]	2,591,352

	Total Energy	27,752,060

Financials (5.3%)
33,000	Aon Corporation	1,598,190
77,300	Citigroup, Inc.	2,374,656
12,100	CME Group, Inc.	2,898,071
143,239	J.P. Morgan Chase & Company	5,342,815
182,600	Wells Fargo & Company	5,333,746

	Total Financials	17,547,478

Health Care (11.2%)
130,824	Amgen, Inc.	8,884,258
130,000	Baxter International, Inc.	7,212,400
62,619	McKesson Corporation	5,117,224
371,569	Mylan, Inc.[a]	7,710,057
149,800	UnitedHealth Group, Inc.	7,758,142

	Total Health Care	36,682,081

Industrials (11.0%)
88,400	Boeing Company	6,557,512
33,450	Caterpillar, Inc.	3,650,064
37,334	Dover Corporation	2,367,349
28,700	Fluor Corporation	1,614,088
177,200	General Electric Company	3,315,412
56,500	Honeywell International, Inc.	3,279,260
40,000	Parker Hannifin Corporation	3,227,200
36,800	Precision Castparts Corporation	6,023,424
38,499	Union Pacific Corporation	4,400,821
19,900	United Technologies Corporation	1,559,165

	Total Industrials	35,994,295

Shares	Common Stock (95.0%)	Value
Information Technology (32.7%)
86,236	Akamai Technologies, Inc.[a]	$2,781,111
49,952	Apple, Inc.[a]	22,802,089
25,050	Baidu.com, Inc. ADR[a]	3,194,376
107,200	Broadcom Corporation[a]	3,681,248
83,100	Cisco Systems, Inc.	1,631,253
101,298	Cognizant Technology Solutions Corporation[a]	7,268,132
124,050	eBay, Inc.[a]	3,919,980
28,377	F5 Networks, Inc.[a]	3,397,862
20,153	Google, Inc.[a]	11,690,957
155,450	Microsoft Corporation	4,590,438
69,200	NetApp, Inc.[a]	2,611,608
354,314	Oracle Corporation	9,991,655
141,250	QUALCOMM, Inc.	8,308,325
45,438	Salesforce.com, Inc.[a]	5,307,158
311,400	Texas Instruments, Inc.	10,083,132
46,471	VMware, Inc.[a]	4,241,408
48,500	Xilinx, Inc.	1,738,725

	Total Information Technology	107,239,457

Materials (1.7%)
124,494	Freeport-McMoRan Copper & Gold, Inc.	5,752,868

	Total Materials	5,752,868

	Total Common Stock (cost $295,844,002)	311,922,593

Shares	Collateral Held for Securities Loaned (0.2%)	Value
625,000	Thrivent Financial Securities Lending Trust	625,000

	Total Collateral Held for Securities Loaned (cost $625,000)	625,000

Principal Amount	Short-Term Investments (3.1%)[c]	Value
	Federal Home Loan Mortgage Corporation Discount Notes
10,000,000	0.035%, 2/9/2012[d]	9,999,922
	Total Short-Term Investments (at amortized cost)	9,999,922

	Total Investments (cost $306,468,924) 98.3%	$322,547,515

	Other Assets and Liabilities, Net 1.7%	5,678,028

	Total Net Assets 100.0%	$328,225,543

a	Non-income producing security.
b	All or a portion of the security is on loan.
c	The interest rate shown reflects the yield, coupon rate or the discount rate at the date of purchase.
d	Denotes investments that benefit from credit enhancement or liquidity support provided by a third party bank, institution or government.

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
60

Large Cap Growth Fund

Schedule of Investments as of January 31, 2012

(unaudited)

     Definitions:

ADR	-	American Depositary Receipt, which are certificates for an underlying foreign security’s shares held by an issuing U.S. depository bank.

Unrealized Appreciation (Depreciation)

Gross unrealized appreciation and depreciation of investments, based on cost for federal income tax purposes, were as follows:

Gross unrealized appreciation	$24,010,625
Gross unrealized depreciation	(7,932,034)
Net unrealized appreciation (depreciation)	$16,078,591

Cost for federal income tax purposes	$306,468,924

Fair Valuation Measurements

The following table is a summary of the inputs used, as of January 31, 2012, in valuing Large Cap Growth Fund’s assets carried at fair value.

Investments in Securities	Total	Level 1	Level 2	Level 3
Common Stock
Consumer Discretionary	44,625,652	44,625,652	–	–
Consumer Staples	36,328,702	36,328,702	–	–
Energy	27,752,060	27,752,060	–	–
Financials	17,547,478	17,547,478	–	–
Health Care	36,682,081	36,682,081	–	–
Industrials	35,994,295	35,994,295	–	–
Information Technology	107,239,457	107,239,457	–	–
Materials	5,752,868	5,752,868	–	–
Collateral Held for Securities Loaned	625,000	625,000	–	–
Short-Term Investments	9,999,922	–	9,999,922	–

Total	$322,547,515	$312,547,593	$9,999,922	$–

Investment in Affiliates

Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Fund’s holdings of an issuer represent 5% or more of the outstanding voting securities of an issuer, or any affiliated mutual fund.

A summary of transactions for the fiscal year to date, in Large Cap Growth Fund, is as follows:

Fund	Value October 31, 2011	Gross Purchases	Gross Sales	Shares Held at January 31, 2012	Value January 31, 2012	Income Earned November 1, 2011 - January 31, 2012
Thrivent Financial Securities Lending Trust	$–	$712,500	$87,500	625,000	$625,000	$60
Total Value and Income Earned	–				625,000	60

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
61

Large Cap Value Fund

Schedule of Investments as of January 31, 2012

(unaudited)

Shares	Common Stock (98.1%)	Value

Consumer Discretionary (9.7%)
75,566	Carnival Corporation	$2,282,093
103,210	CBS Corporation	2,939,421
107,841	Delphi Automotive plc[a]	2,893,374
332,600	Ford Motor Company	4,130,892
136,140	Harley-Davidson, Inc.	6,016,027
66,190	J.C. Penney Company, Inc.	2,750,194
202,191	Lowe’s Companies, Inc.	5,424,784
192,578	Macy’s, Inc.	6,487,953
389,280	News Corporation	7,579,282
66,826	Omnicom Group, Inc.	3,047,934
84,580	Time Warner Cable, Inc.	6,235,238
63,980	Viacom, Inc.	3,009,619

	Total Consumer Discretionary	52,796,811

Consumer Staples (9.0%)
136,170	CVS Caremark Corporation	5,685,097
137,503	Diageo plc ADR	12,181,391
373,896	Kraft Foods, Inc.	14,320,217
75,267	Philip Morris International, Inc.	5,627,714
79,773	Unilever NV ADR[b]	2,660,429
137,680	Wal-Mart Stores, Inc.	8,448,045

	Total Consumer Staples	48,922,893

Energy (12.6%)
128,939	Chevron Corporation	13,291,032
216,248	ConocoPhillips	14,750,276
222,182	ENSCO International plc ADR	11,695,660
116,190	EOG Resources, Inc.	12,332,407
37,656	Exxon Mobil Corporation	3,153,313
55,767	Occidental Petroleum
	Corporation	5,563,874
130,090	Valero Energy Corporation	3,120,859
289,620	Weatherford International, Ltd.[a]	4,848,239

	Total Energy	68,755,660

Financials (24.7%)
141,397	ACE, Ltd.	9,841,231
163,460	Aon Corporation	7,916,368
50,254	Goldman Sachs Group, Inc.	5,601,813
565,353	J.P. Morgan Chase & Company	21,087,667
495,330	KKR & Company, LP	6,924,713
160,530	MetLife, Inc.	5,671,525
469,470	Progressive Corporation	9,520,852
83,060	S&P 500 Large Index Depository Receipts	10,898,303
270,630	State Street Corporation	10,603,283
259,080	SunTrust Banks, Inc.	5,329,276
123,863	SVB Financial Group[a]	7,189,008
76,146	Travelers Companies, Inc.	4,439,312
458,317	Unum Group	10,463,377
68,890	Vanguard REIT ETF	4,249,135
509,575	Wells Fargo & Company	14,884,686

	Total Financials	134,620,549

Health Care (13.3%)
155,650	Baxter International, Inc.	8,635,462
190,786	Covidien plc	9,825,479
228,422	Johnson & Johnson	15,055,294
361,140	Merck & Company, Inc.	13,817,217
734,850	Pfizer, Inc.	15,725,790
184,713	UnitedHealth Group, Inc.	9,566,286

	Total Health Care	72,625,528

Shares	Common Stock (98.1%)	Value

Industrials (10.0%)
1,014,692	General Electric Company	$18,984,887
122,846	Honeywell International, Inc.	7,129,982
63,640	Parker Hannifin Corporation	5,134,475
154,150	SPX Corporation	10,733,465
117,722	United Technologies Corporation	9,223,519
51,171	WESCO International, Inc.[a]	3,217,632

	Total Industrials	54,423,960

Information Technology (9.4%)
105,280	Avnet, Inc.[a]	3,671,114
633,940	Cisco Systems, Inc.	12,444,242
58,719	International Business Machines Corporation	11,309,279
220,091	Microsoft Corporation	6,499,287
91,813	Oracle Corporation	2,589,127
251,780	Texas Instruments, Inc.	8,152,636
191,583	Xilinx, Inc.	6,868,251

	Total Information Technology	51,533,936

Materials (2.6%)
290,000	Alcoa, Inc.	2,946,400
100,978	Dow Chemical Company	3,383,773
70,430	LyondellBasell Industries NV	3,035,533
72,811	Sigma-Aldrich Corporation	4,954,060

	Total Materials	14,319,766

Telecommunications Services (2.9%)
180,853	AT&T, Inc.	5,318,887
274,219	Verizon Communications, Inc.	10,327,087

	Total Telecommunications Services	15,645,974

Utilities (3.9%)
280,860	Exelon Corporation	11,172,611
439,150	NiSource, Inc.	9,981,879

	Total Utilities	21,154,490

	Total Common Stock (cost $481,202,454)	534,799,567

Shares	Collateral Held for Securities Loaned (0.4%)	Value

1,883,750	Thrivent Financial Securities Lending Trust	1,883,750

	Total Collateral Held for Securities Loaned (cost $1,883,750)	1,883,750

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
62

Large Cap Value Fund

Schedule of Investments as of January 31, 2012

(unaudited)

Principal Amount	Short-Term Investments (2.0%)[c]	Value

	Federal Home Loan Bank Discount Notes
6,000,000	0.020%, 2/1/2012[d]	$6,000,000
2,000,000	0.010%, 2/22/2012[d]	1,999,989
3,000,000	0.015%, 3/7/2012[d]	2,999,956

	Total Short-Term Investments (at amortized cost)	10,999,945

	Total Investments (cost $494,086,149) 100.5%	$547,683,262

	Other Assets and Liabilities, Net (0.5%)	(2,601,182)

	Total Net Assets 100.0%	$545,082,080

a	Non-income producing security.
b	All or a portion of the security is on loan.
c	The interest rate shown reflects the yield, coupon rate or the discount rate at the date of purchase.
d	Denotes investments that benefit from credit enhancement or liquidity support provided by a third party bank, institution or government.

Definitions:

ADR	-	American Depositary Receipt, which are certificates for an underlying foreign security’s shares held by an issuing U.S. depository bank.
REIT	-	Real Estate Investment Trust is a company that buys, develops, manages and/or sells real estate assets.
ETF	-	Exchange Traded Fund.

Unrealized Appreciation (Depreciation)

Gross unrealized appreciation and depreciation of investments, based on cost for federal income tax purposes, were as follows:

Gross unrealized appreciation	$64,674,967
Gross unrealized depreciation	(11,077,854)

Net unrealized appreciation (depreciation)	$53,597,113

Cost for federal income tax purposes	$494,086,149

Fair Valuation Measurements

The following table is a summary of the inputs used, as of January 31, 2012, in valuing Large Cap Value Fund’s assets carried at fair value.

Investments in Securities	Total	Level 1	Level 2	Level 3

Common Stock
Consumer Discretionary	52,796,811	52,796,811	–	–
Consumer Staples	48,922,893	48,922,893	–	–
Energy	68,755,660	68,755,660	–	–
Financials	134,620,549	134,620,549	–	–
Health Care	72,625,528	72,625,528	–	–
Industrials	54,423,960	54,423,960	–	–
Information Technology	51,533,936	51,533,936	–	–
Materials	14,319,766	14,319,766	–	–
Telecommunications Services	15,645,974	15,645,974	–	–
Utilities	21,154,490	21,154,490	–	–
Collateral Held for Securities Loaned	1,883,750	1,883,750	–	–
Short-Term Investments	10,999,945	–	10,999,945	–

Total	$547,683,262	$536,683,317	$10,999,945	$–

Investment in Affiliates

Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Fund’s holdings of an issuer represent 5% or more of the outstanding voting securities of an issuer, or any affiliated mutual fund.

A summary of transactions for the fiscal year to date, in Large Cap Value Fund, is as follows:

Fund	Value October 31, 2011	Gross Purchases	Gross Sales	Shares Held at January 31, 2012	Value January 31, 2012	Income Earned November 1, 2011 - January 31, 2012
Thrivent Financial Securities Lending Trust	$11,556,500	$3,000,025	$12,672,775	1,883,750	$1,883,750	$1,822
Total Value and Income Earned	11,556,500				1,883,750	1,822

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
63

Large Cap Stock Fund

Schedule of Investments as of January 31, 2012

(unaudited)

Shares	Common Stock (96.9%)	Value

Consumer Discretionary (10.8%)
156,600	Amazon.com, Inc.[a]	$30,449,304
144,950	CBS Corporation[b]	4,128,176
778,100	Comcast Corporation	20,689,679
145,775	Delphi Automotive plc[a]	3,911,143
242,415	Discovery Communications, Inc.[a]	10,394,755
451,540	Ford Motor Company	5,608,127
189,650	Harley-Davidson, Inc.	8,380,633
248,600	Home Depot, Inc.	11,035,354
89,550	J.C. Penney Company, Inc.	3,720,803
425,930	Las Vegas Sands Corporation[a]	20,917,422
276,630	Lowe’s Companies, Inc.	7,421,983
260,520	Macy’s, Inc.	8,776,919
53,300	McDonald’s Corporation	5,279,365
750,230	News Corporation	14,606,978
98,650	Omnicom Group, Inc.	4,499,427
117,750	Time Warner Cable, Inc.	8,680,530

	Total Consumer Discretionary	168,500,598

Consumer Staples (11.9%)
488,500	Altria Group, Inc.	13,873,400
286,958	Anheuser-Busch InBev NV ADR	17,447,046
150,387	British American Tobacco plc ADR	13,867,185
125,400	Campbell Soup Company[c]	3,975,180
275,628	Coca-Cola Company	18,613,159
53,900	Colgate-Palmolive Company	4,889,808
188,800	CVS Caremark Corporation	7,882,400
193,130	Diageo plc ADR	17,109,387
59,200	Dr. Pepper Snapple Group, Inc.	2,298,144
122,100	General Mills, Inc.	4,863,243
85,200	H.J. Heinz Company	4,417,620
120,000	Hormel Foods Corporation	3,453,600
73,200	Kimberly-Clark Corporation	5,238,192
534,627	Kraft Foods, Inc.	20,476,214
77,800	PepsiCo, Inc.	5,109,126
104,749	Philip Morris International, Inc.	7,832,083
81,000	Procter & Gamble Company	5,106,240
488,620	Wal-Mart Stores, Inc.	29,981,723

	Total Consumer Staples	186,433,750

Energy (11.7%)
204,081	Apache Corporation	20,179,529
217,020	Chevron Corporation	22,370,422
314,650	ConocoPhillips	21,462,276
536,011	ENSCO International plc ADR	28,215,619
228,770	EOG Resources, Inc.	24,281,648
77,980	Occidental Petroleum Corporation	7,780,065
355,546	Peabody Energy Corporation	12,120,563
671,640	Valero Energy Corporation	16,112,644
1,785,110	Weatherford International, Ltd.[a]	29,882,741

	Total Energy	182,405,507

Financials (13.8%)
191,270	ACE, Ltd.	13,312,392
229,580	Aon Corporation	11,118,560
229,200	Citigroup, Inc.	7,041,024
26,400	CME Group, Inc.	6,323,064
83,000	Genworth Financial, Inc.[a]	639,930
74,280	Goldman Sachs Group, Inc.	8,279,992
1,080,494	J.P. Morgan Chase & Company	40,302,426
684,260	KKR & Company, LP	9,565,955
218,070	MetLife, Inc.	7,704,413

Shares	Common Stock (96.9%)	Value

Financials (13.8%) - continued
635,050	Progressive Corporation	$12,878,814
113,040	S&P 500 Large Index Depository Receipts	14,831,978
368,250	State Street Corporation	14,428,035
350,230	SunTrust Banks, Inc.	7,204,231
173,980	SVB Financial Group[a]	10,097,799
669,890	Unum Group	15,293,589
97,030	Vanguard REIT ETF	5,984,810
1,087,160	Wells Fargo & Company	31,755,944

	Total Financials	216,762,956

Health Care (13.0%)
93,000	Abbott Laboratories	5,035,950
342,890	Amgen, Inc.	23,285,660
501,520	Baxter International, Inc.	27,824,330
130,300	Bristol-Myers Squibb Company	4,200,872
278,190	Covidien plc	14,326,785
134,800	Eli Lilly and Company	5,356,952
87,300	Forest Laboratories, Inc.[a]	2,774,394
309,000	Johnson & Johnson	20,366,190
139,191	McKesson Corporation	11,374,689
497,890	Merck & Company, Inc.	19,049,271
880,550	Mylan, Inc.[a]	18,271,412
994,093	Pfizer, Inc.	21,273,590
591,100	UnitedHealth Group, Inc.	30,613,069

	Total Health Care	203,753,164

Industrials (9.7%)
198,400	Boeing Company	14,717,312
74,900	Caterpillar, Inc.	8,173,088
83,093	Dover Corporation	5,268,927
45,500	Fluor Corporation[b]	2,558,920
1,807,130	General Electric Company	33,811,402
306,560	Honeywell International, Inc.	17,792,742
180,200	Parker Hannifin Corporation	14,538,536
80,300	Precision Castparts Corporation	13,143,504
216,800	SPX Corporation	15,095,784
86,351	Union Pacific Corporation	9,870,783
164,670	United Technologies Corporation	12,901,895
69,890	WESCO International, Inc.[a]	4,394,683

	Total Industrials	152,267,576

Information Technology (19.4%)
210,562	Akamai Technologies, Inc.[a]	6,790,624
111,278	Apple, Inc.[a]	50,796,181
56,200	Baidu.com, Inc. ADR[a]	7,166,624
233,900	Broadcom Corporation[a]	8,032,126
873,740	Cisco Systems, Inc.	17,151,516
227,538	Cognizant Technology Solutions Corporation[a]	16,325,851
278,500	eBay, Inc.[a]	8,800,600
63,147	F5 Networks, Inc.[a]	7,561,222
43,942	Google, Inc.[a]	25,491,194
82,460	International Business Machines Corporation	15,881,796
16,300	JDS Uniphase Corporation[a]	206,847
655,500	Microsoft Corporation	19,356,915
151,700	NetApp, Inc.[a]	5,725,158
929,970	Oracle Corporation	26,225,154
314,850	QUALCOMM, Inc.	18,519,477
102,044	Salesforce.com, Inc.[a]	11,918,739
1,158,550	Texas Instruments, Inc.	37,513,849
104,151	VMware, Inc.[a]	9,505,862

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
64

Large Cap Stock Fund

Schedule of Investments as of January 31, 2012

(unaudited)

Shares	Common Stock (96.9%)	Value

Information Technology (19.4%) - continued
279,950	Xilinx, Inc.	$10,036,208

	Total Information Technology	303,005,943

Materials (2.4%)
24,200	AK Steel Holding Corporation[c]	228,448
790,910	Alcoa, Inc.	8,035,645
379,785	Freeport-McMoRan Copper & Gold, Inc.	17,549,865
95,610	LyondellBasell Industries NV	4,120,791
103,721	Sigma-Aldrich Corporation	7,057,177
16,300	United States Steel Corporation[c]	492,097

	Total Materials	37,484,023

Telecommunications Services (1.2%)
172,700	AT&T, Inc.	5,079,107
380,554	Verizon Communications, Inc.	14,331,664

	Total Telecommunications Services	19,410,771

Utilities (3.0%)
86,800	Consolidated Edison, Inc.	5,117,728
241,300	Duke Energy Corporation	5,142,103
428,420	Exelon Corporation	17,042,548
615,620	NiSource, Inc.	13,993,042
117,500	Southern Company	5,353,300

	Total Utilities	46,648,721

	Total Common Stock (cost $1,352,581,344)	1,516,673,009

Shares	Collateral Held for Securities Loaned (0.3%)	Value

3,861,033	Thrivent Financial Securities Lending Trust	3,861,033

	Total Collateral Held for Securities Loaned (cost $3,861,033)	3,861,033

Principal Amount	Short-Term Investments (2.7%)[d]	Value

	Fairway Finance, LLC
6,000,000	0.130%, 2/1/2012	6,000,000
	Federal Home Loan Bank Discount Notes
9,500,000	0.020%, 2/1/2012[e]	9,500,000
10,135,000	0.030%, 2/3/2012[e]	10,134,983
5,000,000	0.010%, 2/22/2012[e]	4,999,971
4,000,000	0.015%, 3/7/2012[e]	3,999,941
	Federal Home Loan Mortgage Corporation Discount Notes
8,000,000	0.018%, 2/8/2012[e]	7,999,968

	Total Short-Term Investments (at amortized cost)	42,634,863

	Total Investments (cost $1,399,077,240) 99.9%	$1,563,168,905

	Other Assets and Liabilities, Net 0.1%	1,273,067

	Total Net Assets 100.0%	$1,564,441,972

a	Non-income producing security.
b	All or a portion of the security was earmarked to cover written options.
c	All or a portion of the security is on loan.
d	The interest rate shown reflects the yield, coupon rate or the discount rate at the date of purchase.
e	Denotes investments that benefit from credit enhancement or liquidity support provided by a third party bank, institution or government.

Definitions:

ADR	-	American Depositary Receipt, which are certificates for an underlying foreign security’s shares held by an issuing U.S. depository bank.
REIT	-	Real Estate Investment Trust is a company that buys, develops, manages and/or sells real estate assets.
ETF	-	Exchange Traded Fund.

Unrealized Appreciation (Depreciation)

Gross unrealized appreciation and depreciation of investments, based on cost for federal income tax purposes, were as follows:

Gross unrealized appreciation	$196,549,611
Gross unrealized depreciation	(32,457,946)

Net unrealized appreciation (depreciation)	$164,091,665

Cost for federal income tax purposes	$1,399,077,240

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
65

Large Cap Stock Fund

Schedule of Investments as of January 31, 2012

(unaudited)

Fair Valuation Measurements

The following table is a summary of the inputs used, as of January 31, 2012, in valuing Large Cap Stock Fund’s assets carried at fair value.

Investments in Securities	Total	Level 1	Level 2	Level 3
Common Stock
Consumer Discretionary	168,500,598	168,500,598	–	–
Consumer Staples	186,433,750	186,433,750	–	–
Energy	182,405,507	182,405,507	–	–
Financials	216,762,956	216,762,956	–	–
Health Care	203,753,164	203,753,164	–	–
Industrials	152,267,576	152,267,576	–	–
Information Technology	303,005,943	303,005,943	–	–
Materials	37,484,023	37,484,023	–	–
Telecommunications Services	19,410,771	19,410,771	–	–
Utilities	46,648,721	46,648,721	–	–
Collateral Held for Securities Loaned	3,861,033	3,861,033	–	–
Short-Term Investments	42,634,863	–	42,634,863	–

Total	$1,563,168,905	$1,520,534,042	$42,634,863	$–

Other Financial Instruments	Total	Level 1	Level 2	Level 3
Asset Derivatives
Call Options Written	10,650	10,650	–	–

Total Asset Derivatives	$10,650	$10,650	$–	$–

Liability Derivatives
Futures Contracts	12,819	12,819	–	–

Total Liability Derivatives	$12,819	$12,819	$–	$–

Futures Contracts	Number of Contracts Long/(Short)	Expiration Date	Notional Principal Amount	Value	Unrealized Gain/(Loss)
S&P 500 Index Futures	17	March 2012	$5,572,669	$5,559,850	($12,819)
Total Futures Contracts					($12,819)

Call Options Written	Number of Contracts	Exercise Price	Expiration Date	Value	Unrealized Gain/(Loss)
S&P 500 Mini-Futures Call Option	20	$1,315 .00	February 2012	($14,500)	$5,450
S&P 500 Mini-Futures Call Option	20	1,325 .00	February 2012	(10,250)	5,200
Total Call Options Written				($24,750)	$10,650

Investment in Affiliates

Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Fund’s holdings of an issuer represent 5% or more of the outstanding voting securities of an issuer, or any affiliated mutual fund.

A summary of transactions for the fiscal year to date, in Large Cap Stock Fund, is as follows:

Fund	Value October 31, 2011	Gross Purchases	Gross Sales	Shares Held at January 31, 2012	Value January 31, 2012	Income Earned November 1, 2011 - January 31, 2012
Thrivent Financial Securities Lending Trust	$6,767,600	$16,072,990	$18,979,557	3,861,033	$3,861,033	$2,471
Total Value and Income Earned	6,767,600				3,861,033	2,471

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
66

Balanced Fund

Schedule of Investments as of January 31, 2012

(unaudited)

Shares	Common Stock (64.7%)	Value

Consumer Discretionary (9.0%)
5,300	AutoZone, Inc.[a]	$1,843,764
125,268	Comcast Corporation	3,330,876
43,700	Discovery Communications, Inc.[a]	1,873,856
7,286	Dollar Tree, Inc.[a]	617,926
24,151	Foot Locker, Inc.	633,722
41,400	Home Depot, Inc.	1,837,746
64,300	Las Vegas Sands Corporation[a]	3,157,773
13,300	Life Time Fitness, Inc.[a]	653,562
18,200	NIKE, Inc.	1,892,618
4,300	Panera Bread Company[a]	637,475
40,078	Pier 1 Imports, Inc.[a]	623,213
12,817	Signet Jewelers, Ltd.	584,199

	Total Consumer Discretionary	17,686,730

Consumer Staples (5.5%)
91,844	Altria Group, Inc.	2,608,370
30,229	Anheuser-Busch InBev NV ADR	1,837,923
19,136	British American Tobacco plc ADR	1,764,530
25,900	Coca-Cola Company	1,749,027
11,449	Corn Products International, Inc.	635,305
33,900	Wal-Mart Stores, Inc.	2,080,104

	Total Consumer Staples	10,675,259

Energy (7.7%)
28,531	Alpha Natural Resources, Inc.[a]	574,044
18,311	Apache Corporation	1,810,592
42,609	BP plc ADR	1,956,179
37,605	ENSCO International plc ADR	1,979,527
17,300	EOG Resources, Inc.	1,836,222
19,300	Marathon Oil Corporation	605,827
15,500	Newfield Exploration Company[a]	586,055
7,766	Oil States International, Inc.[a]	618,872
16,800	Peabody Energy Corporation	572,712
53,569	Petroleum Geo-Services ASA[a]	688,136
77,600	Valero Energy Corporation	1,861,624
115,000	Weatherford International, Ltd.[a]	1,925,100

	Total Energy	15,014,890

Financials (10.1%)
40,200	Aflac, Inc.	1,938,846
17,600	Aon Corporation	852,368
62,700	Citigroup, Inc.	1,926,144
1,150	Citigroup, Inc., Convertible	106,559
39,800	Host Hotels & Resorts, Inc.	653,516
7,975	iShares Dow Jones U.S. Real Estate Index Fund ETF[b]	482,807
50,500	J.P. Morgan Chase & Company	1,883,650
131,200	KKR & Company, LP	1,834,176
21,881	Lazard, Ltd.	628,422
41,605	Ocwen Financial Corporation[a]	598,696
404,297	Popular, Inc.[a]	634,746
20,166	Principal Financial Group, Inc.	550,733
33,694	Prudential Financial, Inc.	1,928,645
16,500	SPDR DJ Wilshire Real Estate ETF[b]	1,130,085
29,900	Travelers Companies, Inc.	1,743,170
24,764	Unum Group	565,362
62,000	Wells Fargo & Company	1,811,020
33,725	Zions Bancorporation	567,929

	Total Financials	19,836,874

Health Care (7.2%)
12,631	Covance, Inc.[a]	553,364

Shares	Common Stock (64.7%)	Value

Health Care (7.2%) - continued
43,762	Covidien plc	$2,253,743
26,300	iShares Nasdaq Biotechnology Index Fund[b]	3,050,800
23,611	McKesson Corporation	1,929,491
113,077	Pfizer, Inc.	2,419,848
40,988	UnitedHealth Group, Inc.	2,122,769
8,783	Varian Medical Systems, Inc.[a]	578,536
8,100	Waters Corporation[a]	701,217
9,448	Watson Pharmaceuticals, Inc.[a]	553,936

	Total Health Care	14,163,704

Industrials (8.2%)
15,510	BE Aerospace, Inc.[a]	654,522
41,089	Boeing Company	3,047,982
18,600	Caterpillar, Inc.	2,029,632
116,500	CSX Corporation	2,627,075
25,800	Deluxe Corporation	659,706
26,988	EMCOR Group, Inc.	778,064
14,205	FTI Consulting, Inc.[a,b]	608,258
17,734	Jacobs Engineering Group, Inc.[a]	793,774
72,103	Manitowoc Company, Inc.	969,064
16,088	Manpower, Inc.	645,290
23,009	Parker Hannifin Corporation	1,856,366
21,667	Republic Services, Inc.	634,410
11,487	SPX Corporation	799,840

	Total Industrials	16,103,983

Information Technology (12.5%)
41,433	Accenture plc	2,375,768
18,370	Akamai Technologies, Inc.[a]	592,433
4,269	Apple, Inc.[a]	1,948,713
64,288	Atmel Corporation[a]	624,236
10,700	Avnet, Inc.[a]	373,109
54,100	Broadcom Corporation[a]	1,857,794
94,000	Cisco Systems, Inc.	1,845,220
16,500	Informatica Corporation[a]	697,950
28,200	Jabil Circuit, Inc.	639,012
41,300	NVIDIA Corporation[a]	610,001
79,818	Oracle Corporation	2,250,868
2,299	Plexus Corporation[a]	83,339
35,170	Polycom, Inc.[a]	701,641
12,400	Teradata Corporation[a]	664,144
40,511	Teradyne, Inc.[a]	662,355
63,933	Texas Instruments, Inc.	2,070,151
26,030	VMware, Inc.[a]	2,375,758
55,271	Xilinx, Inc.	1,981,465
137,378	Yahoo!, Inc.[a]	2,125,238

	Total Information Technology	24,479,195

Materials (2.0%)
9,000	Cliffs Natural Resources, Inc.	650,250
88,400	Materials Select Sector SPDR Fund	3,286,712

	Total Materials	3,936,962

Utilities (2.5%)
57,526	Calpine Corporation[a]	839,880
17,958	Southwest Gas Corporation	750,644

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
67

Balanced Fund

Schedule of Investments as of January 31, 2012

(unaudited)

Shares	Common Stock (64.7%)	Value

Utilities (2.5%) - continued
97,900	Utilities Select Sector SPDR Fund	$3,395,172

	Total Utilities	4,985,696

	Total Common Stock (cost $116,961,802)	126,883,293

Principal Amount	Long-Term Fixed Income (33.4%)	Value

Asset-Backed Securities (1.5%)
	Carrington Mortgage Loan Trust
150,000	0.426%, 8/25/2036[c]	38,201
	Countrywide Asset-Backed Certificates
156,819	5.549%, 8/25/2021[d]	137,119
	First Horizon ABS Trust
430,492	0.406%, 10/25/2026[c,d]	314,495
	GMAC Mortgage Corporation Loan Trust
531,725	0.456%, 8/25/2035[c,d]	338,312
490,768	0.456%, 12/25/2036[c,d]	302,725
	Green Tree Financial Corporation
242,867	6.330%, 11/1/2029	259,001
	GSAMP Trust
174,119	0.356%, 8/25/2036[c]	158,504
	Popular ABS Mortgage Pass- Through Trust
250,000	5.297%, 11/25/2035	173,923
	Renaissance Home Equity Loan Trust
1,221,472	5.608%, 5/25/2036	541,264
500,000	5.285%, 1/25/2037	178,278
	Wachovia Asset Securitization, Inc.
610,188	0.416%, 7/25/2037[c,d,e]	437,583

	Total Asset-Backed Securities	2,879,405

Basic Materials (0.5%)
	Alcoa, Inc.
250,000	5.400%, 4/15/2021	262,474
	ArcelorMittal
250,000	6.125%, 6/1/2018	260,794
	Dow Chemical Company
200,000	4.250%, 11/15/2020	213,527
	Gold Fields Orogen Holding BVI, Ltd.
200,000	4.875%, 10/7/2020[f]	189,721

	Total Basic Materials	926,516

Capital Goods (0.6%)
	Boeing Capital Corporation
200,000	2.125%, 8/15/2016	208,129
	Danaher Corporation
200,000	2.300%, 6/23/2016	208,844
	Hutchinson Whampoa Finance, Ltd.
250,000	5.750%, 9/11/2019[f]	278,365
	Republic Services, Inc.
100,000	5.000%, 3/1/2020	113,071
200,000	5.250%, 11/15/2021	229,595
	Textron, Inc.
100,000	7.250%, 10/1/2019	113,458

	Total Capital Goods	1,151,462

Principal Amount	Long-Term Fixed Income (33.4%)	Value

Collateralized Mortgage Obligations (0.8%)
	Banc of America Mortgage Securities, Inc.
$613,863	2.754%, 9/25/2035[c]	$482,493
	Bear Stearns Mortgage Funding Trust
126,201	0.556%, 8/25/2036[c]	35,715
	HomeBanc Mortgage Trust
494,234	2.222%, 4/25/2037	277,663
	J.P. Morgan Alternative Loan Trust
485,540	2.698%, 3/25/2036	265,753
	Merrill Lynch Mortgage Investors, Inc.
602,870	5.615%, 6/25/2035	485,603

	Total Collateralized Mortgage Obligations	1,547,227

Commercial Mortgage-Backed Securities (2.7%)
	Banc of America Commercial Mortgage, Inc.
150,000	5.817%, 4/10/2049	145,103
	Bear Stearns Commercial Mortgage Securities, Inc.
223,063	5.613%, 6/11/2050	231,532
644,631	0.435%, 3/15/2022[c,f]	631,427
243,807	4.487%, 2/11/2041	248,512
	Citigroup/Deutsche Bank Commercial Mortgage
250,000	5.322%, 12/11/2049	272,439
	Commercial Mortgage Pass-Through Certificates
1,000,000	0.415%, 12/15/2020[c,f]	895,676
	Credit Suisse Mortgage Capital Certificates
629,663	0.455%, 10/15/2021[c,f]	586,742
	Government National Mortgage Association
546,608	3.214%, 1/16/2040	571,952
	GS Mortgage Securities Corporation II
1,000,000	1.317%, 3/6/2020[c,f]	998,596
	Morgan Stanley Capital I
200,000	3.224%, 7/15/2049	210,291
	Morgan Stanley Capital, Inc.
197,000	5.406%, 3/15/2044	185,236
	Wachovia Bank Commercial Mortgage Trust
375,000	5.765%, 7/15/2045	423,831
	WaMu Commercial Mortgage Securities Trust
8,581	3.830%, 1/25/2035[f]	8,610

	Total Commercial Mortgage-Backed Securities	5,409,947

Communications Services (0.9%)
	American Tower Corporation
200,000	5.050%, 9/1/2020	202,716
	CBS Corporation
200,000	8.875%, 5/15/2019	263,224
	Crown Castle Towers, LLC
200,000	4.883%, 8/15/2020[f]	208,257

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
68

Balanced Fund

Schedule of Investments as of January 31, 2012

(unaudited)

Principal Amount	Long-Term Fixed Income (33.4%)	Value

Communications Services (0.9%) - continued
	Frontier Communications Corporation
$120,000	6.250%, 1/15/2013	$123,000
	News America, Inc.
125,000	6.400%, 12/15/2035	142,933
	Qwest Communications International, Inc.
150,000	7.125%, 4/1/2018	160,500
	Rogers Communications, Inc.
40,000	8.750%, 5/1/2032	53,769
	SBA Tower Trust
200,000	5.101%, 4/15/2017[f]	214,360
	Telecom Italia Capital SA
75,000	5.250%, 10/1/2015	72,469
	Verizon Communications, Inc.
100,000	8.950%, 3/1/2039	161,219
	Virgin Media Secured Finance plc
100,000	5.250%, 1/15/2021	108,276

	Total Communications Services	1,710,723

Consumer Cyclical (0.4%)
	California Institute of Technology
150,000	4.700%, 11/1/2111	160,639
	Ford Motor Credit Company, LLC
150,000	7.000%, 4/15/2015	165,000
100,000	5.000%, 5/15/2018	103,472
	Macy’s Retail Holdings, Inc.
100,000	7.450%, 7/15/2017	122,044
	RCI Banque SA
200,000	4.600%, 4/12/2016[f]	190,945

	Total Consumer Cyclical	742,100

Consumer Non-Cyclical (1.2%)
	Altria Group, Inc.
200,000	9.700%, 11/10/2018	275,440
	AmerisourceBergen Corporation
200,000	4.875%, 11/15/2019	228,474
	Colgate-Palmolive Company
250,000	2.625%, 5/1/2017	266,856
	CVS Caremark Corporation
125,000	6.125%, 9/15/2039	154,858
	Energizer Holdings, Inc.
250,000	4.700%, 5/19/2021[f]	268,399
	Grupo Bimbo SAB de CV
150,000	4.500%, 1/25/2022[f]	153,096
	HCA, Inc.
200,000	6.500%, 2/15/2020	212,000
	Kraft Foods, Inc.
250,000	5.375%, 2/10/2020	291,963
	Quest Diagnostics, Inc.
250,000	4.700%, 4/1/2021	274,274
	SABMiller Holdings, Inc.
200,000	3.750%, 1/15/2022[f]	208,199

	Total Consumer Non-Cyclical	2,333,559

Energy (1.0%)
	BP Capital Markets plc
250,000	4.742%, 3/11/2021	286,958
	Cameron International Corporation
200,000	4.500%, 6/1/2021	218,220

Principal Amount	Long-Term Fixed Income (33.4%)	Value

Energy (1.0%) - continued
	CenterPoint Energy Resources Corporation
$300,000	6.125%, 11/1/2017	$349,787
	Energy Transfer Partners, LP
250,000	4.650%, 6/1/2021	255,224
	Nabors Industries, Inc.
100,000	4.625%, 9/15/2021[f]	102,105
	Petrobras International Finance Company
200,000	5.375%, 1/27/2021	209,589
	Schlumberger Norge AS
100,000	4.200%, 1/15/2021[f]	110,730
	Transocean, Inc.
200,000	7.375%, 4/15/2018	226,274
	Valero Energy Corporation
200,000	6.125%, 2/1/2020	228,042

	Total Energy	1,986,929

Financials (5.9%)
	Ally Financial, Inc.
100,000	4.500%, 2/11/2014	99,988
	Axis Specialty Finance, LLC
250,000	5.875%, 6/1/2020	260,342
	Bank of America Corporation
100,000	5.650%, 5/1/2018	102,305
	Bank of New York Mellon Corporation
50,000	1.345%, 11/24/2014[c]	50,067
50,000	1.700%, 11/24/2014	50,819
	Barclays Bank plc
200,000	2.375%, 1/13/2014	199,117
	Barclays Bank plc, Convertible
100,000	1.000%, 6/25/2017[g]	107,180
	Bear Stearns Companies, LLC
200,000	6.400%, 10/2/2017	227,233
	Blackstone Holdings Finance Company, LLC
150,000	6.625%, 8/15/2019[f]	159,303
	Boston Properties, LP
200,000	4.125%, 5/15/2021	210,572
	Capital One Capital V
150,000	10.250%, 8/15/2039	156,937
	Citigroup, Inc.
200,000	6.500%, 8/19/2013	212,109
250,000	1.511%, 4/1/2014[c]	239,435
	CNA Financial Corporation
200,000	6.500%, 8/15/2016	218,108
	Cooperatieve Centrale Raiffeisen-Boerenleenbank BA
300,000	4.750%, 1/15/2020[f]	323,620
	Credit Suisse Securities USA, LLC
300,000	1.000%, 4/28/2017[g]	288,810
	Danske Bank AS
200,000	3.875%, 4/14/2016[f]	193,615
	Eksportfinans ASA
100,000	2.375%, 5/25/2016	86,091
	Fairfax Financial Holdings, Ltd.
200,000	5.800%, 5/15/2021[f]	191,621
	Fifth Third Bancorp
50,000	3.625%, 1/25/2016	52,115
200,000	5.450%, 1/15/2017	215,591
	FUEL Trust
200,000	3.984%, 6/15/2016[f]	203,665

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
69

Balanced Fund

Schedule of Investments as of January 31, 2012

(unaudited)

Principal Amount	Long-Term Fixed Income (33.4%)	Value

Financials (5.9%) - continued
	General Electric Capital Corporation
$200,000	4.375%, 9/16/2020	$209,067
100,000	5.300%, 2/11/2021	108,784
	Goldman Sachs Group, Inc., Convertible
21,430	2.600%, 3/16/2012[f,h]	152,003
4,500	3.400%, 7/10/2013[f,i]	129,510
	Health Care REIT, Inc.
200,000	6.125%, 4/15/2020	218,566
	HSBC Holdings plc
250,000	5.100%, 4/5/2021	271,647
165,000	6.500%, 5/2/2036	176,331
	ING Bank NV
200,000	5.000%, 6/9/2021[f]	204,425
	International Lease Finance Corporation
100,000	8.625%, 9/15/2015	107,875
	J.P. Morgan Chase & Company
100,000	3.150%, 7/5/2016	101,524
100,000	4.350%, 8/15/2021	102,002
	KeyCorp
250,000	5.100%, 3/24/2021	271,789
	Liberty Property, LP
200,000	5.500%, 12/15/2016	220,466
	Marsh & McLennan Companies, Inc.
175,000	4.800%, 7/15/2021	195,922
	Merrill Lynch & Company, Inc.
200,000	6.875%, 4/25/2018	215,832
	Metropolitan Life Global Funding I
250,000	3.650%, 6/14/2018[f]	260,892
	Morgan Stanley
200,000	7.300%, 5/13/2019	218,150
200,000	5.500%, 1/26/2020	197,410
	Nationwide Building Society
200,000	6.250%, 2/25/2020[f]	204,528
	Nordea Eiendomskreditt AS
250,000	1.875%, 4/7/2014[f]	251,583
	PNC Funding Corporation
200,000	5.125%, 2/8/2020	229,859
	Principal Financial Group, Inc.
200,000	8.875%, 5/15/2019	254,461
	Prudential Financial, Inc.
250,000	6.100%, 6/15/2017	280,747
100,000	5.700%, 12/14/2036	104,633
	Rabobank Capital Funding Trust II
101,000	5.260%, 12/29/2049[f,j]	96,974
	Reinsurance Group of America, Inc.
300,000	5.625%, 3/15/2017	327,984
	Simon Property Group, LP
200,000	4.375%, 3/1/2021	217,331
	SLM Corporation
100,000	6.250%, 1/25/2016	102,073
100,000	8.000%, 3/25/2020	106,500
	Swiss RE Capital I, LP
275,000	6.854%, 5/29/2049[f,j]	247,353
	Travelers Companies, Inc.
105,000	6.250%, 6/15/2037	135,269

Principal Amount	Long-Term Fixed Income (33.4%)	Value

Financials (5.9%) - continued
	UBS AG/London
$200,000	1.875%, 1/23/2015[f]	$199,270
	UnitedHealth Group, Inc.
150,000	6.500%, 6/15/2037	198,124
	USB Capital XIII Trust
200,000	6.625%, 12/15/2039	204,480
	Wachovia Bank NA
285,000	4.875%, 2/1/2015	304,769
	Wachovia Corporation
150,000	5.250%, 8/1/2014	161,163
	WEA Finance, LLC/WT Finance Australia, Pty Ltd.
225,000	6.750%, 9/2/2019[f]	265,851
	Westpac Banking Corporation
250,000	1.309%, 3/31/2014[c,f]	246,318
	Willis North America, Inc.
220,000	6.200%, 3/28/2017	244,909

	Total Financials	11,595,017

Foreign Government (1.0%)
	Bank Nederlandse Gemeenten NV
250,000	4.375%, 2/16/2021[f]	266,738
	Chile Government International Bond
200,000	3.875%, 8/5/2020	216,500
	Corporacion Andina de Fomento
250,000	5.750%, 1/12/2017	271,523
	Mexico Government International Bond
250,000	6.050%, 1/11/2040	302,250
	Province of New Brunswick
250,000	2.750%, 6/15/2018	264,430
	Province of Ontario
200,000	1.600%, 9/21/2016	201,689
	Romania Government International Bond
500,000	6.750%, 2/7/2022[f,k]	495,535

	Total Foreign Government	2,018,665

Mortgage-Backed Securities (8.0%)
	Federal National Mortgage Association Conventional 15- Yr. Pass Through
4,250,000	3.000%, 2/1/2027[k]	4,429,962
	Federal National Mortgage Association Conventional 30- Yr. Pass Through
6,625,000	4.500%, 2/1/2042[k]	7,079,435
1,750,000	5.000%, 2/1/2042[k]	1,889,727
2,100,000	6.000%, 2/1/2042[k]	2,308,114

	Total Mortgage-Backed Securities	15,707,238

Technology (0.5%)
	Affiliated Computer Services, Inc.
200,000	5.200%, 6/1/2015	215,057
	Hewlett-Packard Company
250,000	4.300%, 6/1/2021	261,249
	Texas Instruments, Inc.
250,000	2.375%, 5/16/2016	262,116

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
70

Balanced Fund

Schedule of Investments as of January 31, 2012

(unaudited)

Principal Amount	Long-Term Fixed Income (33.4%)	Value

Technology (0.5%) - continued
	Xerox Corporation
$200,000	4.500%, 5/15/2021	$205,274

	Total Technology	943,696

Transportation (0.2%)
	CSX Corporation
200,000	3.700%, 10/30/2020	208,279
	Delta Air Lines, Inc.
95,322	4.950%, 11/23/2019[b]	99,611
	ERAC USA Finance, LLC
200,000	5.250%, 10/1/2020[f]	216,554

	Total Transportation	524,444

U.S. Government and Agencies (6.7%)
	Federal Home Loan Banks
1,250,000	1.375%, 5/28/2014	1,280,059
	U.S. Treasury Bonds
1,205,000	4.375%, 5/15/2041	1,557,275
	U.S. Treasury Notes
750,000	1.500%, 12/31/2013	768,398
150,000	0.750%, 6/15/2014	151,781
1,300,000	2.375%, 9/30/2014	1,372,211
1,750,000	2.000%, 1/31/2016	1,854,590
400,000	1.500%, 6/30/2016	415,969
750,000	2.750%, 2/28/2018	827,988
300,000	3.125%, 5/15/2021	337,125
	U.S. Treasury Notes, TIPS
1,024,950	0.125%, 4/15/2016	1,087,568
1,784,012	1.125%, 1/15/2021	2,040,186
1,449,362	0.125%, 1/15/2022	1,509,148

	Total U.S. Government and Agencies	13,202,298

U.S. Municipals (0.1%)
	North Texas Tollway Authority Revenue Bonds (Build America Bonds)
150,000	6.718%, 1/1/2049	193,796

	Total U.S. Municipals	193,796

Utilities (1.4%)
	Cleveland Electric Illuminating Company
245,000	5.700%, 4/1/2017	274,398
	Comision Federal de Electricidad
200,000	4.875%, 5/26/2021[f]	204,500
	Enterprise Products Operating, LLC
200,000	5.200%, 9/1/2020	224,465
	Exelon Generation Company, LLC
145,000	5.750%, 10/1/2041	168,958
	FirstEnergy Solutions Corporation
150,000	4.800%, 2/15/2015	160,707
	ITC Holdings Corporation
225,000	6.050%, 1/31/2018[f]	263,674
	Kinder Morgan Energy Partners, LP
100,000	5.300%, 9/15/2020	109,361
	MidAmerican Energy Holdings Company
225,000	6.500%, 9/15/2037	292,592

Principal Amount	Long-Term Fixed Income (33.4%)	Value

Utilities (1.4%) - continued
	NiSource Finance Corporation
$100,000	6.125%, 3/1/2022	$117,171
	ONEOK Partners, LP
200,000	8.625%, 3/1/2019	257,175
	Pennsylvania Electric Company
200,000	5.200%, 4/1/2020	218,686
	Union Electric Company
350,000	6.400%, 6/15/2017	423,799

	Total Utilities	2,715,486

	Total Long-Term Fixed Income (cost $65,405,542)	65,588,508

Shares	Mutual Funds (0.9%)	Value

Fixed Income Mutual Funds (0.9%)
366,132	Thrivent High Yield Fund	1,761,095

	Total Fixed Income Mutual Funds	1,761,095

	Total Mutual Funds (cost $1,400,000)	1,761,095

Shares	Preferred Stock (0.1%)	Value

Financials (0.1%)
12,000	Federal National Mortgage Association, 8.250%[a,j]	17,400
4,000	HSBC Holdings plc, 8.000%[j]	108,080

	Total Financials	125,480

	Total Preferred Stock (cost $277,431)	125,480

Shares	Collateral Held for Securities Loaned (0.6%)	Value

1,166,513	Thrivent Financial Securities Lending Trust	1,166,513

	Total Collateral Held for Securities Loaned (cost $1,166,513)	1,166,513

Principal Amount	Short-Term Investments (8.1%)[l]	Value

	Federal Home Loan Bank Discount Notes
15,000,000	0.036%, 2/17/2012[m]	14,999,760
	Federal National Mortgage Association Discount Notes
900,000	0.099%, 2/22/2012[m,n]	899,948

	Total Short-Term Investments (at amortized cost)	15,899,708

	Total Investments (cost $201,110,996) 107.8%	$211,424,597

	Other Assets and Liabilities, Net (7.8%)	(15,270,067)

	Total Net Assets 100.0%	$196,154,531

a	Non-income producing security.
b	All or a portion of the security is on loan.

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
71

Balanced Fund

Schedule of Investments as of January 31, 2012

(unaudited)

c	Denotes variable rate securities. Variable rate securities are securities whose yields vary with a designated market index or market rate. The rate shown is as of January 31, 2012.
d	All or a portion of the security is insured or guaranteed.
e	Denotes restricted securities. Restricted securities are investment securities which have been deemed illiquid and cannot be offered for public sale without first being registered under the Securities Act of 1933. The following table indicates the acquisition date and cost of restricted securities Balanced Fund owned as of January 31, 2012.

Security	Acquisition Date	Cost
Wachovia Asset Securitization, Inc.	3/16/2007	$610,188

f	Denotes securities sold under Rule 144A of the Securities Act of 1933, which exempts them from registration. These securities have been deemed liquid and may be resold to other dealers in the program or to other qualified institutional buyers. As of January 31, 2012, the value of these investments was $9,822,760 or 5.0% of total net assets.
g	Denotes equity-linked structured security. This security is linked to the S&P 500 Index.
h	Security is displayed in shares. This security is an equity-linked structured security. This security is linked to the common stock of RadioShack Corporation.
i	Security is displayed in shares. This security is an equity-linked structured security. This security is linked to the common stock of Microsoft Corporation.
j	Denotes perpetual securities. Perpetual securities pay an indefinite stream of interest, but may be called by the issuer at an earlier date.
k	Denotes investments purchased on a when-issued or delayed delivery basis.
l	The interest rate shown reflects the yield, coupon rate or the discount rate at the date of purchase.
m	Denotes investments that benefit from credit enhancement or liquidity support provided by a third party bank, institution or government.
n	At January 31, 2012, $499,971 of investments were held on deposit with the counterparty and pledged as the initial margin deposit for open futures contracts.

Definitions:
ADR	-	American Depositary Receipt, which are certificates for an underlying foreign security’s shares held by an issuing U.S. depository bank.
REIT	-	Real Estate Investment Trust is a company that buys, develops, manages and/or sells real estate assets.
TIPS	-	Treasury Inflation Protected Security.
ETF	-	Exchange Traded Fund.

Unrealized Appreciation (Depreciation)

Gross unrealized appreciation and depreciation of investments,based on cost for federal income tax purposes, were as follows:

Gross unrealized appreciation	$17,177,708
Gross unrealized depreciation	(6,864,107)

Net unrealized appreciation (depreciation)	$10,313,601

Cost for federal income tax purposes	$201,110,996

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
72

Balanced Fund

Schedule of Investments as of January 31, 2012

(unaudited)

Fair Valuation Measurements

The following table is a summary of the inputs used, as of January 31, 2012, in valuing Balanced Fund’s assets carried at fair value.

Investments in Securities	Total	Level 1	Level 2	Level 3

Common Stock
Consumer Discretionary	17,686,730	17,686,730	–	–
Consumer Staples	10,675,259	10,675,259	–	–
Energy	15,014,890	14,326,754	688,136	–
Financials	19,836,874	19,836,874	–	–
Health Care	14,163,704	14,163,704	–	–
Industrials	16,103,983	16,103,983	–	–
Information Technology	24,479,195	24,479,195	–	–
Materials	3,936,962	3,936,962	–	–
Utilities	4,985,696	4,985,696	–	–
Long-Term Fixed Income
Asset-Backed Securities	2,879,405	–	2,879,405	–
Basic Materials	926,516	–	926,516	–
Capital Goods	1,151,462	–	1,151,462	–
Collateralized Mortgage Obligations	1,547,227	–	1,547,227	–
Commercial Mortgage-Backed Securities	5,409,947	–	5,409,947	–
Communications Services	1,710,723	–	1,496,363	214,360
Consumer Cyclical	742,100	–	742,100	–
Consumer Non-Cyclical	2,333,559	–	2,333,559	–
Energy	1,986,929	–	1,986,929	–
Financials	11,595,017	–	10,917,514	677,503
Foreign Government	2,018,665	–	2,018,665	–
Mortgage-Backed Securities	15,707,238	–	15,707,238	–
Technology	943,696	–	943,696	–
Transportation	524,444	–	524,444	–
U.S. Government and Agencies	13,202,298	–	13,202,298	–
U.S. Municipals	193,796	–	193,796	–
Utilities	2,715,486	–	2,715,486	–
Mutual Funds
Fixed Income Mutual Funds	1,761,095	1,761,095	–	–
Preferred Stock
Financials	125,480	125,480	–	–
Collateral Held for Securities Loaned	1,166,513	1,166,513	–	–
Short-Term Investments	15,899,708	–	15,899,708	–

Total	$211,424,597	$129,248,245	$81,284,489	$891,863

Other Financial Instruments	Total	Level 1	Level 2	Level 3

Asset Derivatives
Futures Contracts	227,606	227,606	–	–

Total Asset Derivatives	$227,606	$227,606	$–	$–

Liability Derivatives
Futures Contracts	212,157	212,157	–	–
Credit Default Swaps	89,390	–	89,390	–

Total Liability Derivatives	$301,547	$212,157	$89,390	$–

The following table is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value for Balanced Fund.

Investments in Securities	Value October 31, 2011	Realized Gain/ (Loss)	Change in Unrealized Appreciation/ (Depreciation)*	Purchases	Sales	Transfers Into Level 3	Transfers Out of Level 3		Value January 31, 2012
Long-Term Fixed Income
Communications Services	217,900	–	(3,540)	–	–	–		–	214,360
Financials	1,477,208	(14,575)	(69,095)	121,086	(837,121)	–		–	677,503

Total	$1,695,108	($14,575)	($72,635)	$121,086	($837,121)	$–		$–	$891,863

*	Includes the change in net unrealized appreciation/(depreciation) on level 3 securities held on January, 2012 of ($69,095).

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
73

Balanced Fund

Schedule of Investments as of January 31, 2012

(unaudited)

Futures Contracts	Number of Contracts Long/(Short)	Expiration Date	Notional Principal Amount	Value	Unrealized Gain/(Loss)
2-Yr. U.S. Treasury Bond Futures	(15)	March 2012	($3,306,986)	($3,311,250)	($4,264)
10-Yr. U.S. Treasury Bond Futures	(65)	March 2012	(8,388,357)	(8,596,250)	(207,893)
20-Yr. U.S. Treasury Bond Futures	20	March 2012	2,866,780	2,908,750	41,970
S&P 500 Index Futures	9	March 2012	2,757,814	2,943,450	185,636
Total Futures Contracts					$15,449

Credit Default Swaps and Counterparty	Buy/Sell Protection[1]	Termination Date	Notional Principal Amount[2]	Upfront Payments Received (Made)	Value[3]	Unrealized Gain/(Loss)
CDX HY, Series 17, 5 Year, at	Buy	12/20/2016	$735,000	($82,173)	$19,840	($62,333)
5.00%; Bank of America
CDX IG, Series 17, 5 Year, at	Buy	12/20/2016	1,500,000	(27,926)	869	(27,057)
1.00%; J.P. Morgan Chase and Co.
Total Credit Default Swaps					$20,709	($89,390)

1	As the buyer of protection, Balanced Fund pays periodic fees in return for payment by the seller which is contingent upon an adverse credit event occurring in the underlying issuer or reference entity. As the seller of protection, Balanced Fund collects periodic fees from the buyer and profits if the credit of the underlying issuer or reference entity remains stable or improves while the swap is outstanding, but the seller in a credit default swap contract would be required to pay the amount of credit loss, determined as specified in the agreement, to the buyer in the event of an adverse credit event in the reference entity.
2	The maximum potential amount of future payments Balanced Fund could be required to make as the seller or receive as the buyer of protection.
3	The values for credit indexes (CDX or LCDX) serve as an indicator of the current status of the payment/performance risk and represent the liability or profit for the credit default swap contract had the contract been closed as of the reporting date. When protection has been sold, the value of the swap will increase when the swap spread declines representing an improvement in the reference entity’s credit worthiness. The value of the swap will decrease when the swap spread increases representing a deterioration in the reference entity’s credit worthiness. When protection has been purchased, the value of the swap will increase when the swap spread increases representing a deterioration in the reference entity’s credit worthiness. The value of the swap will decrease when the swap spread declines representing an improvement in the reference entity’s credit worthiness.

Investment in Affiliates

Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Fund’s holdings of an issuer represent 5% or more of the outstanding voting securities of an issuer, or any affiliated mutual fund.

A summary of transactions for the fiscal year to date, in Balanced Fund, is as follows:

Fund	Value October 31, 2011	Gross Purchases	Gross Sales	Shares Held at January 31, 2012	Value January 31, 2012	Income Earned November 1, 2011 - January 31, 2012
High Yield	$1,728,143	$–	$–	366,132	$1,761,095	$33,417
Thrivent Financial Securities Lending Trust	3,606,713	1,589,152	4,029,352	1,166,513	1,166,513	6,914
Total Value and Income Earned	5,334,856				2,927,608	40,331

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
74

High Yield Fund

Schedule of Investments as of January 31, 2012

(unaudited)

Principal Amount	Bank Loans (1.0%)[a]	Value

Financials (0.5%)
	Nuveen Investments, Inc., Term Loan
$3,530,000	12.500%, 7/31/2015	$3,665,905

	Total Financials	3,665,905

Technology (0.5%)
	First Data Corporation Extended, Term Loan
3,809,215	4.277%, 3/23/2018	3,341,405

	Total Technology	3,341,405

	Total Bank Loans (cost $6,851,520)	7,007,310

Principal Amount	Long-Term Fixed Income (92.9%)	Value

Asset-Backed Securities (0.5%)
	J.P. Morgan Mortgage Acquisition Corporation
2,400,000	5.461%, 10/25/2036	1,874,652
	Renaissance Home Equity Loan Trust
2,272,899	5.746%, 5/25/2036	1,036,790
1,600,000	6.011%, 5/25/2036	638,048

	Total Asset-Backed Securities	3,549,490

Basic Materials (7.6%)
	AbitibiBowater, Inc.
4,279,000	10.250%, 10/15/2018[b]	4,824,573
	APERAM
1,430,000	7.750%, 4/1/2018[b]	1,222,650
	Arch Coal, Inc.
1,900,000	7.000%, 6/15/2019[b]	1,904,750
1,500,000	7.250%, 10/1/2020	1,507,500
950,000	7.250%, 6/15/2021[b]	954,750
	Cascades, Inc.
750,000	7.750%, 12/15/2017	774,375
	Consol Energy, Inc.
1,700,000	8.000%, 4/1/2017	1,836,000
2,430,000	8.250%, 4/1/2020	2,633,512
	FMG Resources Property, Ltd.
2,370,000	7.000%, 11/1/2015[b]	2,447,025
3,300,000	6.875%, 2/1/2018[b]	3,357,750
3,860,000	8.250%, 11/1/2019[b]	4,139,850
	Graphic Packaging International, Inc.
700,000	9.500%, 6/15/2017	771,750
1,400,000	7.875%, 10/1/2018	1,526,000
	Hexion US Finance Corporation/Hexion Nova Scotia Finance ULC
2,820,000	8.875%, 2/1/2018	2,812,950
2,850,000	9.000%, 11/15/2020	2,721,750
	Lyondell Chemical Company
620,000	8.000%, 11/1/2017	691,300
1,186,192	11.000%, 5/1/2018	1,298,880
	LyondellBasell Industries NV
1,400,000	6.000%, 11/15/2021[b]	1,522,500
	Midwest Vanadium Pty., Ltd.
3,070,000	11.500%, 2/15/2018[b]	2,160,513
	NOVA Chemicals Corporation
4,890,000	8.625%, 11/1/2019	5,550,150

Principal Amount	Long-Term Fixed Income (92.9%)	Value

Basic Materials (7.6%) - continued
	Novelis, Inc.
$3,550,000	8.750%, 12/15/2020	$3,967,125
	Ryerson Holding Corporation
4,230,000	Zero Coupon, 2/1/2015	1,797,750
	Ryerson, Inc.
1,700,000	12.000%, 11/1/2015	1,717,000
	Severstal Columbus, LLC
1,400,000	10.250%, 2/15/2018	1,527,750

	Total Basic Materials	53,668,153

Capital Goods (7.5%)
	Associated Materials, LLC
2,320,000	9.125%, 11/1/2017[c]	2,250,400
	BE Aerospace, Inc.
3,280,000	6.875%, 10/1/2020	3,599,800
	Case New Holland, Inc.
4,700,000	7.875%, 12/1/2017	5,416,750
	Cemex SAB de CV
1,450,000	5.579%, 9/30/2015[b,d]	1,203,500
4,620,000	9.000%, 1/11/2018[b,c]	4,019,400
	Coleman Cable, Inc.
1,580,000	9.000%, 2/15/2018	1,611,600
	EnergySolutions, Inc.
2,350,000	10.750%, 8/15/2018	2,256,000
	Liberty Tire Recycling
2,340,000	11.000%, 10/1/2016[b]	2,187,900
	Manitowoc Company, Inc.
4,270,000	8.500%, 11/1/2020[c]	4,654,300
	Nortek, Inc.
2,840,000	10.000%, 12/1/2018	2,911,000
2,860,000	8.500%, 4/15/2021[b,c]	2,717,000
	Owens-Illinois, Inc.
3,030,000	7.800%, 5/15/2018	3,401,175
	Packaging Dynamics Corporation
710,000	8.750%, 2/1/2016[b]	742,837
	Plastipak Holdings, Inc.
2,595,000	8.500%, 12/15/2015[b]	2,672,850
500,000	10.625%, 8/15/2019[b]	565,000
	RBS Global, Inc./Rexnord, LLC
3,980,000	8.500%, 5/1/2018	4,228,750
	Reynolds Group Issuer, Inc.
1,420,000	9.000%, 4/15/2019[b]	1,412,900
2,370,000	8.250%, 2/15/2021[b]	2,245,575
	RSC Equipment Rental, Inc.
2,780,000	8.250%, 2/1/2021	2,870,350
	Sealed Air Corporation
1,450,000	8.375%, 9/15/2021[b]	1,631,250

	Total Capital Goods	52,598,337

Communications Services (17.4%)
	AMC Networks, Inc.
4,690,000	7.750%, 7/15/2021[b]	5,153,138
	Cablevision Systems Corporation
3,740,000	8.625%, 9/15/2017	4,170,100
	CCO Holdings, LLC
3,750,000	7.250%, 10/30/2017	4,040,625
1,890,000	7.000%, 1/15/2019	2,008,125
700,000	7.375%, 6/1/2020	756,000
	Clear Channel Worldwide Holdings, Inc.
5,720,000	9.250%, 12/15/2017	6,306,300
	Cricket Communications, Inc.
3,340,000	7.750%, 10/15/2020[c]	3,181,350

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
75

High Yield Fund

Schedule of Investments as of January 31, 2012

(unaudited)

Principal Amount	Long-Term Fixed Income (92.9%)	Value

Communications Services (17.4%) - continued
	CSC Holdings, LLC
$3,750,000	6.750%, 11/15/2021[b]	$4,031,250
	Digicel, Ltd.
3,790,000	8.250%, 9/1/2017[b]	3,979,500
	Dish DBS Corporation
3,260,000	6.750%, 6/1/2021	3,553,400
	EH Holding Corporation
4,400,000	6.500%, 6/15/2019[b]	4,581,500
	Eileme 2 AB
3,740,000	11.625%, 1/31/2020[b]	3,805,450
	Frontier Communications Corporation
2,810,000	8.250%, 4/15/2017	2,831,075
	GCI, Inc.
3,800,000	6.750%, 6/1/2021	3,819,000
	Intelsat Bermuda, Ltd.
5,300,000	11.250%, 2/4/2017	5,353,000
	Intelsat Jackson Holdings SA
6,320,000	7.250%, 10/15/2020	6,596,500
	Intelsat Luxembourg SA
710,000	11.500%, 2/4/2017[b]	713,550
2,518,461	11.500%, 2/4/2017	2,531,053
	Level 3 Financing, Inc.
1,870,000	8.750%, 2/15/2017	1,944,800
1,880,000	8.125%, 7/1/2019[b]	1,894,100
3,700,000	8.625%, 7/15/2020[b]	3,792,500
	Nara Cable Funding, Ltd.
3,600,000	8.875%, 12/1/2018[b,e]	3,420,000
	Nielsen Finance, LLC/Nielsen Finance Company
2,700,000	7.750%, 10/15/2018	3,007,125
	NII Capital Corporation
4,670,000	8.875%, 12/15/2019	5,031,925
2,320,000	7.625%, 4/1/2021	2,378,000
	Quebecor Media, Inc.
3,210,000	7.750%, 3/15/2016	3,306,300
	Sable International Finance, Ltd.
4,230,000	8.750%, 2/1/2020[b]	4,388,625
	Satmex Escrow SA de CV
4,770,000	9.500%, 5/15/2017	4,960,800
	Sprint Nextel Corporation
5,260,000	9.000%, 11/15/2018[b]	5,667,650
	TW Telecom Holdings, Inc.
2,100,000	8.000%, 3/1/2018	2,273,250
	UPC Holding BV
4,000,000	9.875%, 4/15/2018[b]	4,350,000
	UPCB Finance V, Ltd.
1,400,000	7.250%, 11/15/2021[b]	1,463,000
	Videotron Ltee
1,710,000	9.125%, 4/15/2018	1,898,100
	Virgin Media Finance plc
1,560,000	8.375%, 10/15/2019	1,747,200
	XM Satellite Radio, Inc.
3,320,000	7.625%, 11/1/2018[b]	3,556,550

	Total Communications Services	122,490,841

Consumer Cyclical (15.4%)
	American Axle & Manufacturing, Inc.
920,000	5.250%, 2/11/2014[c]	940,700
2,800,000	7.875%, 3/1/2017[c]	2,877,000

Principal Amount	Long-Term Fixed Income (92.9%)	Value

Consumer Cyclical (15.4%) - continued
	Beazer Homes USA, Inc.
$2,800,000	6.875%, 7/15/2015	$2,436,000
2,370,000	9.125%, 5/15/2019	1,872,300
	Burlington Coat Factory Warehouse Corporation
3,350,000	10.000%, 2/15/2019	3,182,500
	Chrysler Group, LLC
3,205,000	8.000%, 6/15/2019[b,c]	3,076,800
3,930,000	8.250%, 6/15/2021[b]	3,753,150
	DineEquity, Inc.
3,800,000	9.500%, 10/30/2018	4,142,000
	Eldorado Resorts, LLC
1,900,000	8.625%, 6/15/2019[b]	1,748,000
	FireKeepers Development Authority
2,470,000	13.875%, 5/1/2015[b]	2,781,837
	Ford Motor Credit Company, LLC
2,350,000	7.000%, 4/15/2015	2,585,000
4,670,000	5.000%, 5/15/2018	4,832,166
	Gaylord Entertainment Company
4,390,000	6.750%, 11/15/2014	4,384,513
	General Motors Financial Company, Inc.
1,190,000	6.750%, 6/1/2018[b]	1,237,600
	KB Home
930,000	7.250%, 6/15/2018	885,825
	Lear Corporation
1,950,000	7.875%, 3/15/2018	2,125,500
1,950,000	8.125%, 3/15/2020	2,176,687
	Levi Strauss & Company
2,370,000	7.625%, 5/15/2020[c]	2,476,650
	Limited Brands, Inc.
1,430,000	6.625%, 4/1/2021	1,573,000
	Marina District Finance Company, Inc.
4,240,000	9.500%, 10/15/2015[c]	4,038,600
470,000	9.875%, 8/15/2018[c]	439,450
	MGM Resorts International
4,693,000	10.000%, 11/1/2016	5,115,370
	NCL Corporation, Ltd.
1,830,000	11.750%, 11/15/2016	2,131,950
4,030,000	9.500%, 11/15/2018	4,362,475
	Peninsula Gaming, LLC
4,450,000	10.750%, 8/15/2017	4,794,875
	Realogy Corporation
2,645,000	11.500%, 4/15/2017	2,327,600
	Realogy Corporation, Convertible
1,430,000	11.000%, 4/15/2018[f]	1,072,500
	Rite Aid Corporation
2,530,000	7.500%, 3/1/2017	2,580,600
1,790,000	9.500%, 6/15/2017	1,776,575
	ROC Finance, LLC
4,220,000	12.125%, 9/1/2018[b]	4,568,150
	Seminole Indian Tribe of Florida
4,530,000	7.804%, 10/1/2020[b]	4,440,487
	Service Corporation International
1,600,000	6.750%, 4/1/2015	1,744,000
	Seven Seas Cruises S de RL, LLC
3,790,000	9.125%, 5/15/2019[b]	3,875,275
	Shingle Springs Tribal Gaming Authority
5,075,000	9.375%, 6/15/2015[f]	3,349,500

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
76

High Yield Fund

Schedule of Investments as of January 31, 2012

(unaudited)

Principal Amount	Long-Term Fixed Income (92.9%)	Value

Consumer Cyclical (15.4%) - continued
	Tunica-Biloxi Gaming Authority
$4,230,000	9.000%, 11/15/2015[f]	$4,103,100
	West Corporation
4,350,000	8.625%, 10/1/2018	4,567,500
3,560,000	7.875%, 1/15/2019	3,729,100
	WMG Acquisition Corporation
470,000	9.500%, 6/15/2016[b]	511,125

	Total Consumer Cyclical	108,615,460

Consumer Non-Cyclical (13.8%)
	Biomet, Inc.
1,700,000	10.375%, 10/15/2017	1,844,500
3,100,000	11.625%, 10/15/2017	3,371,250
	Capella Healthcare, Inc.
3,540,000	9.250%, 7/1/2017	3,601,950
	Del Monte Corporation
1,275,000	7.625%, 2/15/2019	1,254,281
	DJO Finance, LLC/DJO Finance Corporation
1,400,000	9.750%, 10/15/2017	1,060,500
1,570,000	7.750%, 4/15/2018	1,167,688
	Emergency Medical Services Corporation
3,680,000	8.125%, 6/1/2019	3,753,600
	Endo Pharmaceuticals Holdings, Inc.
710,000	7.000%, 7/15/2019	770,350
2,360,000	7.250%, 1/15/2022	2,598,950
	Fresenius Medical Care US Finance II, Inc.
2,710,000	5.625%, 7/31/2019[b]	2,781,138
	Fresenius Medical Care US Finance, Inc.
2,340,000	6.500%, 9/15/2018[b]	2,509,650
	Grifols, Inc.
3,620,000	8.250%, 2/1/2018	3,972,950
	HCA, Inc.
2,290,000	8.500%, 4/15/2019	2,541,900
3,730,000	7.250%, 9/15/2020	4,014,412
4,570,000	7.500%, 2/15/2022	4,889,900
	Health Management Associates, Inc.
3,730,000	7.375%, 1/15/2020[b]	3,841,900
	IASIS Healthcare, LLC/IASIS Capital Corporation
2,330,000	8.375%, 5/15/2019	2,242,625
	Ingles Markets, Inc.
1,400,000	8.875%, 5/15/2017	1,533,000
	Jarden Corporation
930,000	7.500%, 1/15/2020	995,100
	JBS Finance II, Ltd.
4,450,000	8.250%, 1/29/2018[f]	4,338,750
	JBS USA, LLC/JBS USA Finance, Inc.
2,850,000	11.625%, 5/1/2014	3,273,938
	Kinetic Concepts, Inc./KCI USA, Inc.
4,185,000	10.500%, 11/1/2018[b]	4,268,700
	Libbey Glass, Inc.
676,000	10.000%, 2/15/2015	723,320
	Michael Foods, Inc.
3,760,000	9.750%, 7/15/2018	4,070,200

Principal Amount	Long-Term Fixed Income (92.9%)	Value

Consumer Non-Cyclical (13.8%) - continued
	Mylan, Inc.
$2,790,000	7.875%, 7/15/2020[b]	$3,096,900
	Post Holdings, Inc.
1,000,000	7.375%, 2/15/2022[b,e]	1,035,000
	Revlon Consumer Products Corporation
3,270,000	9.750%, 11/15/2015	3,498,900
	Select Medical Corporation
1,511,000	7.625%, 2/1/2015	1,495,890
2,900,000	6.267%, 9/15/2015[c,d]	2,591,875
	Spectrum Brands Holdings, Inc.
820,000	9.500%, 6/15/2018[b]	929,675
3,300,000	9.500%, 6/15/2018	3,741,375
	Teleflex, Inc.
3,790,000	6.875%, 6/1/2019	4,055,300
	Tenet Healthcare Corporation
1,100,000	6.250%, 11/1/2018[b]	1,152,250
1,950,000	8.875%, 7/1/2019	2,205,937
940,000	8.000%, 8/1/2020	970,550
	Valeant Pharmaceuticals International
1,880,000	6.875%, 12/1/2018[b]	1,924,650
1,415,000	6.750%, 8/15/2021[b]	1,422,075
	Visant Corporation
4,360,000	10.000%, 10/1/2017	3,956,700

	Total Consumer Non-Cyclical	97,497,629

Energy (12.1%)
	Chesapeake Energy Corporation
2,810,000	6.875%, 8/15/2018	2,887,275
	Citgo Petroleum Corporation
2,140,000	11.500%, 7/1/2017[f]	2,402,150
	Coffeyville Resources, LLC
1,791,000	9.000%, 4/1/2015[b]	1,916,370
3,900,000	10.875%, 4/1/2017[b]	4,368,000
	Concho Resources, Inc.
4,760,000	6.500%, 1/15/2022	5,117,000
	Connacher Oil and Gas, Ltd.
3,350,000	8.500%, 8/1/2019[b]	3,283,000
	Denbury Resources, Inc.
700,000	9.750%, 3/1/2016	782,250
369,000	8.250%, 2/15/2020	419,737
1,540,000	6.375%, 8/15/2021	1,667,050
	Energy XXI Gulf Coast, Inc.
1,890,000	9.250%, 12/15/2017	2,064,825
1,420,000	7.750%, 6/15/2019	1,466,150
	Forest Oil Corporation
3,390,000	7.250%, 6/15/2019	3,390,000
	Harvest Operations Corporation
4,710,000	6.875%, 10/1/2017[b]	4,969,050
	Helix Energy Solutions Group, Inc.
3,500,000	9.500%, 1/15/2016[b]	3,675,000
	Linn Energy, LLC
2,250,000	8.625%, 4/15/2020	2,497,500
1,930,000	7.750%, 2/1/2021	2,079,575
	Markwest Energy Partners, LP/Markwest Energy Finance Corporation
2,340,000	6.250%, 6/15/2022	2,486,250
	McJunkin Red Man Corporation
2,770,000	9.500%, 12/15/2016	2,932,737

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
77

High Yield Fund

Schedule of Investments as of January 31, 2012

(unaudited)

Principal Amount	Long-Term Fixed Income (92.9%)	Value

Energy (12.1%) - continued
	Newfield Exploration Company
$3,740,000	5.750%, 1/30/2022	$3,973,750
	Oasis Petroleum, Inc.
2,430,000	7.250%, 2/1/2019	2,551,500
1,410,000	6.500%, 11/1/2021	1,424,100
	Pioneer Natural Resources Company
2,800,000	7.500%, 1/15/2020	3,365,659
	Plains Exploration & Production Company
1,870,000	8.625%, 10/15/2019	2,103,750
1,500,000	6.750%, 2/1/2022	1,631,250
	Precision Drilling Corporation
2,200,000	6.625%, 11/15/2020	2,310,000
940,000	6.500%, 12/15/2021[b]	965,850
	QEP Resources, Inc.
3,230,000	6.875%, 3/1/2021	3,496,475
	SandRidge Energy, Inc.
3,320,000	8.000%, 6/1/2018[b]	3,436,200
	SESI, LLC
1,550,000	6.375%, 5/1/2019	1,608,125
2,800,000	7.125%, 12/15/2021[b]	3,038,000
	Southwestern Energy Company
2,550,000	7.500%, 2/1/2018	2,986,688
	United Refining Company
4,290,000	10.500%, 2/28/2018	4,011,150

	Total Energy	85,306,416

Financials (7.5%)
	Ally Financial, Inc.
1,920,000	7.500%, 12/31/2013	2,020,800
2,350,000	8.000%, 3/15/2020	2,585,000
4,910,000	7.500%, 9/15/2020	5,265,975
	Aviv Healthcare Properties, LP
2,840,000	7.750%, 2/15/2019	2,847,100
	CIT Group, Inc.
2,630,000	5.250%, 4/1/2014[b]	2,676,025
6,600,000	7.000%, 5/1/2017[c]	6,608,250
	Community Choice Financial, Inc.
2,380,000	10.750%, 5/1/2019[b]	2,320,500
	Developers Diversified Realty Corporation
2,810,000	7.875%, 9/1/2020	3,323,834
	Eksportfinans ASA
2,330,000	2.375%, 5/25/2016	2,005,913
	Harbinger Group, Inc.
2,610,000	10.625%, 11/15/2015[c]	2,665,462
	Icahn Enterprises, LP
4,270,000	7.750%, 1/15/2016	4,440,800
5,220,000	8.000%, 1/15/2018[c]	5,415,750
	International Lease Finance Corporation
2,250,000	8.625%, 9/15/2015	2,427,188
2,050,000	8.750%, 3/15/2017[c]	2,244,750
1,400,000	8.875%, 9/1/2017	1,543,500
	Nuveen Investments, Inc.
2,370,000	10.500%, 11/15/2015[b]	2,447,025
	Speedy Cash, Inc.
1,900,000	10.750%, 5/15/2018[b]	1,928,500

	Total Financials	52,766,372

Principal Amount	Long-Term Fixed Income (92.9%)	Value

Technology (4.1%)
	Advanced Micro Devices, Inc.
$2,800,000	8.125%, 12/15/2017	$3,024,000
820,000	7.750%, 8/1/2020	885,600
	Amkor Technology, Inc.
5,320,000	6.625%, 6/1/2021	5,399,800
	Equinix, Inc.
3,330,000	8.125%, 3/1/2018	3,696,300
950,000	7.000%, 7/15/2021	1,030,750
	First Data Corporation
1,910,000	11.250%, 3/31/2016[c]	1,656,925
1,629,000	12.625%, 1/15/2021	1,576,058
	Freescale Semiconductor, Inc.
1,890,000	8.050%, 2/1/2020[c]	1,856,925
2,089,000	10.750%, 8/1/2020[c]	2,277,010
	NXP BV/NXP Funding, LLC
2,340,000	9.750%, 8/1/2018[b]	2,614,950
	Seagate HDD Cayman
2,860,000	7.750%, 12/15/2018	3,167,450
	Sensata Technologies BV
1,900,000	6.500%, 5/15/2019[b]	1,938,000

	Total Technology	29,123,768

Transportation (3.1%)
	American Petroleum Tankers, LLC
1,059,000	10.250%, 5/1/2015	1,093,417
	Avis Budget Car Rental, LLC/Avis Budget Finance, Inc.
4,670,000	8.250%, 1/15/2019	4,915,175
	CMA CGM SA
4,290,000	8.500%, 4/15/2017[b]	1,930,500
	Continental Airlines, Inc.
2,750,000	6.750%, 9/15/2015[b]	2,750,000
	Delta Air Lines, Inc.
1,095,000	9.500%, 9/15/2014[b,c]	1,166,175
	Navios Maritime Acquisition Corporation
2,140,000	8.625%, 11/1/2017	1,605,000
	Navios Maritime Holdings, Inc.
1,170,000	8.875%, 11/1/2017[c]	1,158,300
2,980,000	8.125%, 2/15/2019	2,346,750
	Navios South American Logistics, Inc./Navios Logistics Finance US, Inc.
1,240,000	9.250%, 4/15/2019[b]	1,016,800
	United Air Lines, Inc.
1,586,284	9.750%, 1/15/2017	1,790,518
	United Maritime Group, LLC/United Maritime Group Finance Corporation
1,860,000	11.750%, 6/15/2015	1,887,900

	Total Transportation	21,660,535

Utilities (3.9%)
	AES Corporation
5,350,000	7.375%, 7/1/2021[b,c]	5,911,750
	Chesapeake Midstream Partners, LP
810,000	6.125%, 7/15/2022[b]	824,175
	Covanta Holding Corporation
2,400,000	7.250%, 12/1/2020	2,530,898
	Crosstex Energy/Crosstex Energy Finance Corporation
3,270,000	8.875%, 2/15/2018	3,547,950

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
78

High Yield Fund

Schedule of Investments as of January 31, 2012

(unaudited)

Principal Amount	Long-Term Fixed Income (92.9%)	Value

Utilities (3.9%) - continued
	Holly Energy Partners, LP
$1,870,000	8.250%, 3/15/2018	$1,982,200
	Inergy, LP
4,440,000	7.000%, 10/1/2018	4,317,900
	Regency Energy Partners, LP
3,330,000	6.875%, 12/1/2018	3,613,050
	Targa Resources Partners, LP
3,040,000	7.875%, 10/15/2018	3,268,000
1,170,000	6.375%, 8/1/2022[b]	1,186,088

	Total Utilities	27,182,011

	Total Long-Term Fixed Income (cost $637,595,487)	654,459,012

Shares	Preferred Stock (1.2%)	Value

Financials (1.2%)
3,014	Ally Financial, Inc., 7.000%[b,g]	2,426,930
57,310	Ally Financial, Inc., 8.500%[g]	1,198,352
95,148	Citigroup Capital XII, 8.500%	2,451,964
23,500	Citigroup, Inc., Convertible[h]	2,177,510

	Total Financials	8,254,756

	Total Preferred Stock (cost $8,396,679)	8,254,756

Shares	Common Stock (<0.1%)	Value

Consumer Discretionary (<0.1%)
36,330	TVMAX Holdings, Inc.[i,j]	0
	Total Consumer
	Discretionary	0

	Total Common Stock (cost $2,245,000)	0

Shares	Collateral Held for Securities Loaned (6.9%)	Value

48,527,920	Thrivent Financial Securities
	Lending Trust	48,527,920

	Total Collateral Held for Securities Loaned (cost $48,527,920)	48,527,920

Principal Amount	Short-Term Investments (3.8%)[k]	Value

	Fairway Finance, LLC
10,600,000	0.130%, 2/1/2012	10,600,000
	Federal Home Loan Bank Discount Notes
10,000,000	0.005%, 2/8/2012[l]	9,999,991
	Federal Home Loan Mortgage Corporation Discount Notes
5,000,000	0.030%, 2/8/2012[l]	4,999,971

Principal Amount	Short-Term Investments (3.8%)[k]	Value

	Federal National Mortgage Association Discount Notes
1,450,000	0.081%, 2/22/2012[l,m]	$1,449,931

	Total Short-Term Investments (at amortized cost)	27,049,893

	Total Investments (cost $730,666,499) 105.8%	$745,298,891

	Other Assets and Liabilities, Net (5.8%)	(40,801,584)

	Total Net Assets 100.0%	$704,497,307

a	The stated interest rate represents the weighted average of all contracts within the bank loan facility.
b	Denotes securities sold under Rule 144A of the Securities Act of 1933, which exempts them from registration. These securities have been deemed liquid and may be resold to other dealers in the program or to other qualified institutional buyers. As of January 31, 2012, the value of these investments was $198,472,636 or 28.2% of total net assets.
c	All or a portion of the security is on loan.
d	Denotes variable rate securities. Variable rate securities are securities whose yields vary with a designated market index or market rate. The rate shown is as of January 31, 2012.
e	Denotes investments purchased on a when-issued or delayed delivery basis.
f	Denotes restricted securities. Restricted securities are investment securities which have been deemed illiquid and cannot be offered for public sale without first being registered under the Securities Act of 1933. The following table indicates the acquisition date and cost of restricted securities High Yield Fund owned as of January 31, 2012.

Security	Acquisition Date	Cost

Citgo Petroleum Corporation	6/18/2010	$2,114,791
JBS Finance II, Ltd.	7/22/2010	4,389,213
Realogy Corporation, Convertible	3/10/2011	1,638,211
Shingle Springs Tribal Gaming Authority	6/22/2007	4,886,004
Tunica-Biloxi Gaming Authority	11/8/2005	4,212,836

g	Denotes perpetual securities. Perpetual securities pay an indefinite stream of interest, but may be called by the issuer at an earlier date.
h	Comprised of a 79.7% prepaid stock purchase contract for common stock of Citigroup, Inc. and a 20.3% amortizing note. The quarterly payments received consists of return of capital and 6.15% interest on only the portion that is the note.
i	Security is fair valued.
j	Non-income producing security.
k	The interest rate shown reflects the yield, coupon rate or the discount rate at the date of purchase.
l	Denotes investments that benefit from credit enhancement or liquidity support provided by a third party bank, institution or government.
m	At January 31, 2012, $664,968 of investments were pledged as collateral with the custodian under the agreement between the counterparty, the custodian and the fund for open swap contracts.

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
79

High Yield Fund

Schedule of Investments as of January 31, 2012

(unaudited)

Unrealized Appreciation (Depreciation)

Gross unrealized appreciation and depreciation of investments, based on cost for federal income tax purposes, were as follows:

Gross unrealized appreciation	$32,774,498
Gross unrealized depreciation	(18,142,106)

Net unrealized appreciation (depreciation)	$14,632,392

Cost for federal income tax purposes	$730,666,499

Fair Valuation Measurements

The following table is a summary of the inputs used, as of January 31, 2012, in valuing High Yield Fund’s assets carried at fair value.

Investments in Securities	Total	Level 1	Level 2	Level 3

Bank Loans
Financials	3,665,905	–	3,665,905	–
Technology	3,341,405	–	3,341,405	–
Long-Term Fixed Income
Asset-Backed Securities	3,549,490	–	3,549,490	–
Basic Materials	53,668,153	–	53,668,153	–
Capital Goods	52,598,337	–	52,598,337	–
Communications Services	122,490,841	–	122,490,841	–
Consumer Cyclical	108,615,460	–	108,615,460	–
Consumer Non-Cyclical	97,497,629	–	97,497,629	–
Energy	85,306,416	–	85,306,416	–
Financials	52,766,372	–	52,766,372	–
Technology	29,123,768	–	29,123,768	–
Transportation	21,660,535	–	21,660,535	–
Utilities	27,182,011	–	27,182,011	–
Preferred Stock
Financials	8,254,756	5,827,826	2,426,930	–
Common Stock
Consumer Discretionary*	–	–	–	–
Collateral Held for Securities Loaned	48,527,920	48,527,920	–	–
Short-Term Investments	27,049,893	–	27,049,893	–

Total	$745,298,891	$54,355,746	$690,943,145	$–

Other Financial Instruments	Total	Level 1	Level 2	Level 3

Liability Derivatives Credit Default Swaps	11,608	–	11,608	–

Total Liability Derivatives	$11,608	$–	$11,608	$–

* Securities in this section are fair valued at $0.

The following table is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value for High Yield Fund.

Investments in Securities	Value October 31, 2011	Realized Gain/ (Loss)	Change in Unrealized Appreciation/ (Depreciation)*	Purchases	Sales	Transfers Into Level 3	Transfers Out of Level 3	Value January 31, 2012

Common Stock
Consumer Discretionary ^	–	–	–	–	–	–	–	–
Long-Term Fixed Income
Consumer Cyclical	829,400	–	243,100	–	–	–	(1,072,500)	–
Total	$829,400	$–	$243,100	$–	$–	$–	($1,072,500)	$–

Transfers into or out of Level 3 represent the beginning value or ending value, respectively, of any security or instrument where a change in the valuation level occurred from the beginning to the end of the period.

^	Securities in these sections are fair valued at $0.
*	Includes the change in net unrealized appreciation/(depreciation) on level 3 securities held on January 31, 2012 of $0.

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
80

High Yield Fund

Schedule of Investments as of January 31, 2012

(unaudited)

Credit Default Swaps and Counterparty	Buy/Sell Protection[1]	Termination Date	Notional Principal Amount[2]	Upfront Payments Received (Made)	Value[3]	Unrealized Gain/(Loss)

CDX HY, Series 17, 5 Year, at	Buy	12/20/2016	$6,860,000	($196,784)	$185,176	($11,608)
5.00%; Bank of America
Total Credit Default Swaps					$185,176	($11,608)

1	As the buyer of protection, High Yield Fund pays periodic fees in return for payment by the seller which is contingent upon an adverse credit event occurring in the underlying issuer or reference entity. As the seller of protection, High Yield Fund collects periodic fees from the buyer and profits if the credit of the underlying issuer or reference entity remains stable or improves while the swap is outstanding, but the seller in a credit default swap contract would be required to pay the amount of credit loss, determined as specified in the agreement, to the buyer in the event of an adverse credit event in the reference entity.
2	The maximum potential amount of future payments High Yield Fund could be required to make as the seller or receive as the buyer of protection.
3	The values for credit indexes (CDX or LCDX) serve as an indicator of the current status of the payment/performance risk and represent the liability or profit for the credit default swap contract had the contract been closed as of the reporting date. When protection has been sold, the value of the swap will increase when the swap spread declines representing an improvement in the reference entity’s credit worthiness. The value of the swap will decrease when the swap spread increases representing a deterioration in the reference entity’s credit worthiness. When protection has been purchased, the value of the swap will increase when the swap spread increases representing a deterioration in the reference entity’s credit worthiness. The value of the swap will decrease when the swap spread declines representing an improvement in the reference entity’s credit worthiness.

Investment in Affiliates

Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Fund’s holdings of an issuer represent 5% or more of the outstanding voting securities of an issuer, or any affiliated mutual fund.

A summary of transactions for the fiscal year to date, in High Yield Fund, is as follows:

Fund	Value October 31, 2011	Gross Purchases	Gross Sales	Shares Held at January 31, 2012	Value January 31, 2012	Income Earned November 1, 2011 - January 31, 2012

Thrivent Financial Securities Lending Trust	$64,933,950	$60,257,983	$76,664,013	48,527,920	$48,527,920	$86,334
Total Value and Income Earned	64,933,950				48,527,920	86,334

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
81

Municipal Bond Fund

Schedule of Investments as of January 31, 2012

(unaudited)

Principal Amount	Long-Term Fixed Income (98.2%)	Value

Alabama (0.2%)
	Alabama 21st Century Authority Tobacco Settlement Revenue Bonds
$1,000,000	5.750%, 12/1/2020	$1,002,880
	Alabama Public School and College Authority Capital Improvement Revenue Refunding Bonds
1,500,000	5.000%, 5/1/2029, Series Aa	1,897,905

	Total Alabama	2,900,785

Alaska (1.1%)
	Valdez, Alaska Marine Terminal Revenue Bonds (Exxon Pipeline Company)
5,610,000	0.120%, 10/1/2025	5,610,000
	Valdez, Alaska Marine Terminal Revenue Bonds (ExxonMobil)
11,270,000	0.120%, 12/1/2029	11,270,000

	Total Alaska	16,880,000

Arizona (0.9%)
	Arizona Health Facilities Authority Revenue Bonds (Arizona Healthcare Pooled Financing Program) (NATL-RE FGIC Insured)
1,020,000	5.000%, 6/1/2012, Series Cb	1,029,547
	Arizona Health Facilities Authority Revenue Bonds (Blood Systems, Inc.)
1,000,000	5.000%, 4/1/2017	1,065,970
1,200,000	5.000%, 4/1/2018	1,277,844
	Arizona Transportation Board Highway Revenue Bonds
1,500,000	5.000%, 7/1/2036, Series A	1,690,575
	Glendale, Arizona Industrial Development Authority Revenue Bonds (Midwestern University)
2,500,000	5.000%, 5/15/2031	2,706,750
1,000,000	5.000%, 5/15/2035	1,051,840
	Phoenix, Arizona Civic Improvement Corporation Airport Revenue Bonds
3,000,000	5.250%, 7/1/2033, Series A	3,331,080
	Pima County Industrial Development Authority Multifamily Housing Revenue Refunding Bonds (La Hacienda) (GNMA Collateralized)
1,285,000	7.000%, 12/20/2031[a,b]	1,315,956
	Yavapai County Industrial Development Authority Hospital Revenue Bonds (Yavapai Regional Medical Center)
500,000	6.000%, 8/1/2033, Series A	506,555

	Total Arizona	13,976,117

Principal Amount	Long-Term Fixed Income (98.2%)	Value

Arkansas (0.4%)
	Arkansas Community Water System Public Water Authority Water Revenue Refunding and Construction Bonds (NATL-RE Insured)
$2,400,000	5.000%, 10/1/2023, Series Bb	$2,443,152
	Rogers, Arkansas Sales and Use Tax Refunding and Improvement Bonds
2,975,000	4.000%, 11/1/2027, Series 2011	3,264,200
1,000,000	4.125%, 11/1/2031, Series 2011	1,074,270

	Total Arkansas	6,781,622

California (12.6%)
	Anaheim Public Financing Authority Lease Revenue Bonds (Anaheim Public Improvements) (AGM Insured)
3,950,000	6.000%, 9/1/2024, Series Ab	4,947,256
	Beverly Hills Unified School District, Los Angeles County, California General Obligation Bonds
10,000,000	Zero Coupon, 8/1/2031	4,207,900
	California Educational Facilities Authority Revenue Bonds (Stanford University)
5,000,000	5.250%, 4/1/2040	7,092,500
	California General Obligation Refunding Bonds
2,765,000	5.000%, 9/1/2015	3,152,736
	California Infrastructure and Economic Development Bank Bay Area Toll Bridges Seismic Retrofit Revenue Bonds (FGIC Insured)
5,000,000	5.000%, 7/1/2025, Series Aa,b	6,729,500
	California Infrastructure and Economic Development Bank Revenue Bonds (California Independent System Operator Corporation)
3,000,000	6.250%, 2/1/2039, Series A	3,298,920
	California Municipal Finance Authority Refunding Revenue Bonds (Biola University)
1,500,000	5.875%, 10/1/2034	1,603,155
	California Pollution Control Financing Authority Pollution Control Revenue Refunding Bonds (Exxon)
1,900,000	0.090%, 12/1/2012	1,900,000
	California Rural Home Mortgage Finance Authority Single Family Mortgage Revenue Bonds (GNMA/FNMA Collateralized)
15,000	7.100%, 6/1/2031, Series D, AMT[b]	15,143

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
82

Municipal Bond Fund

Schedule of Investments as of January 31, 2012

(unaudited)

Principal Amount	Long-Term Fixed Income (98.2%)	Value

California (12.6%) - continued
	California State Department of Water Resources Supply Revenue Bonds
$6,250,000	5.000%, 5/1/2016, Series M	$7,383,438
	California State Public Works Board Lease Revenue Bonds (Regents of the University of California - UCLA Replacement Hospital) (AGM Insured)
4,000,000	5.375%, 10/1/2015, Series Ab	4,135,320
	California Various Purpose General Obligation Bonds
2,000,000	5.250%, 11/1/2021	2,160,760
3,990,000	5.250%, 4/1/2029[a]	4,410,546
10,000	5.250%, 4/1/2029	10,625
10,000,000	5.250%, 3/1/2038	10,746,300
10,000,000	6.000%, 4/1/2038	11,722,900
5,000,000	6.000%, 11/1/2039	5,889,500
	California Various Purpose General Obligation Bonds (NATL-RE Insured)
300,000	6.000%, 8/1/2016[b]	308,610
	Chula Vista Industrial Development Revenue Refunding Bonds (San Diego Gas & Electric Company)
2,000,000	5.875%, 2/15/2034, Series C	2,312,960
	Contra Costa County, California Home Mortgage Revenue Bonds (GNMA Collateralized)
4,030,000	7.500%, 5/1/2014[a,b]	4,673,591
	East Bay Municipal Utility District, Alameda and Contra Costa Counties, California Water System Revenue Refunding Bonds (NATL-RE FGIC Insured)
10,000,000	5.000%, 6/1/2037, Series Ab	11,055,400
	Foothill-De Anza California Community College District General Obligation Bonds
5,000,000	5.000%, 8/1/2040, Series C	5,622,900
	Golden West Schools Financing Authority Revenue Bonds (NATL-RE Insured)
420,000	5.800%, 2/1/2022, Series Ab	491,215
	Los Angeles Community College District, Los Angeles County, California General Obligation Bonds (Election 2008)
10,000,000	6.000%, 8/1/2033, Series A	12,037,300
	Los Angeles Department of Airports Revenue Bonds (Los Angeles International Airport)
8,000,000	5.000%, 5/15/2040, Series A	8,771,600
	Los Angeles Unified School District, Los Angeles County, California General Obligation Bonds
5,000,000	5.000%, 1/1/2034, Series I	5,451,650

Principal Amount	Long-Term Fixed Income (98.2%)	Value

California (12.6%) - continued
	Pittsburg, California Redevelopment Agency Tax Allocation Bonds (Los Medanos Community Development) (AMBAC Insured)
$5,000,000	Zero Coupon, 8/1/2024[b]	$2,453,450
	Pomona, California Single Family Mortgage Revenue Refunding Bonds (GNMA/FNMA Collateralized)
3,320,000	7.600%, 5/1/2023, Series Aa,b	4,306,571
	San Bernardino, California Single Family Mortgage Revenue Refunding Bonds (FHA/VA MTGS GNMA Collateralized)
1,185,000	7.500%, 5/1/2023, Series Aa,b	1,519,537
	San Diego Community College District, San Diego County, California General Obligation Bonds (AGM Insured)
10,000,000	5.000%, 5/1/2030[b]	10,693,400
	San Diego County, California Certificates of Participation
5,000,000	5.250%, 7/1/2030	5,532,800
	San Diego Unified School District General Obligation Bonds
10,000,000	Zero Coupon, 7/1/2033, Series Ac	7,272,000
	San Francisco, California City & County Airport Commission Revenue Bonds (San Francisco International Airport)
7,030,000	6.000%, 5/1/2039, Series E	8,048,788
	San Jose, California Airport Revenue Bonds (AMBAC Insured)
8,000,000	5.000%, 3/1/2037, Series A, AMT[b]	8,049,520
	San Jose, California Redevelopment Agency Tax Allocation Refunding Bonds (Merged Area Redevelopment) (NATL-RE Insured)
2,760,000	5.000%, 8/1/2025, Series Ab	2,691,276
	Santa Monica Community College District, Los Angeles County, California General Obligation Bonds
5,000,000	Zero Coupon, 8/1/2025, Series C	2,768,100
	Tuolumne Wind Project Authority Revenue Bonds (Tuolumne Company)
2,000,000	5.625%, 1/1/2029, Series A	2,297,180
	University of California General Revenue Bonds
5,000,000	5.250%, 5/15/2039, Series O	5,575,000

	Total California	191,339,347

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
83

Municipal Bond Fund

Schedule of Investments as of January 31, 2012

(unaudited)

Principal Amount	Long-Term Fixed Income (98.2%)	Value

Colorado (4.7%)
	Colorado Educational and Cultural Facilities Authority Charter School Refunding Revenue Bonds (Cherry Creek Project)
$570,000	6.000%, 4/1/2021	$570,388
1,280,000	6.000%, 4/1/2030	1,280,192
	Colorado Educational and Cultural Facilities Authority Charter School Revenue Bonds (Cheyenne Mountain Charter Academy)
475,000	5.125%, 6/15/2032, Series A	474,079
1,000,000	5.375%, 6/15/2038, Series A	1,006,640
	Colorado Educational and Cultural Facilities Authority Charter School Revenue Bonds (Crown Pointe Academy of Westminster)
1,000,000	5.000%, 7/15/2039	992,590
	Colorado Educational and Cultural Facilities Authority Charter School Revenue Bonds (Pinnacle Charter School, Inc.)
3,000,000	5.125%, 12/1/2039	2,997,570
	Colorado Health Facilities Authority Health Facilities Revenue Bonds (Evangelical Lutheran Good Samaritan Society)
1,920,000	6.800%, 12/1/2020	1,944,557
1,000,000	6.125%, 6/1/2038, Series A	1,021,050
	Colorado Health Facilities Authority Hospital Revenue Refunding Bonds (Valley View Hospital Association)
3,000,000	5.750%, 5/15/2036	3,121,440
	Colorado Higher Education Capital Construction Lease Purchase Financing Program Certificates of Participation
1,095,000	5.500%, 11/1/2027	1,245,212
405,000	5.500%, 11/1/2027[a]	523,264
	Colorado Housing and Finance Authority Single Family Program Bonds
55,000	7.450%, 10/1/2016, Series A- 2, AMT	57,803
200,000	6.700%, 8/1/2017, Series B-3	206,518
320,000	6.350%, 11/1/2029, Series D- 2, AMT	333,530
	Colorado Housing and Finance Authority Single Family Program Bonds (FHA/VA MTGS Insured)
15,000	7.150%, 10/1/2030, Series C- 3[b]	15,483
	Colorado Water Resources and Power Development Authority Clean Water Revenue Bonds (FSA Insured)
10,000	6.250%, 9/1/2013, Series Ab	10,044

Principal Amount	Long-Term Fixed Income (98.2%)	Value

Colorado (4.7%) - continued
	Colorado Water Resources and Power Development Authority Small Water Resources Revenue Bonds (NATL-RE FGIC Insured)
$3,225,000	5.250%, 11/1/2021, Series Ab	$3,265,796
300,000	5.250%, 11/1/2021, Series Aa,b	311,148
	Denver Health and Hospital Authority Healthcare Revenue Bonds
2,000,000	5.250%, 12/1/2031, Series A	2,016,800
	Denver, Colorado Airport System Revenue Bonds (XLCA Insured)
5,000,000	5.000%, 11/15/2022, Series Ab	5,507,300
	Denver, Colorado Board of Water Commissioners General Obligation Water Refunding Bonds
6,000,000	5.600%, 10/1/2029	6,295,560
	Denver, Colorado Health & Hospital Authority Healthcare Revenue Bonds
5,000,000	5.500%, 12/1/2030	5,175,950
	Jefferson County School District No. R-1, Jefferson and Broomfield Counties, Colorado General Obligation Refunding Bonds (AGM Insured)
10,000,000	5.000%, 12/15/2016, Series Ab	11,546,300
	Larimer County, Colorado, Poudre School District R-1 General Obligation Improvement Bonds (NATL-RE-IBC Insured)
3,000,000	7.000%, 12/15/2016[b]	3,369,960
	Northwest Parkway Public Highway Authority Revenue Bonds (AMBAC Insured)
4,000,000	5.700%, 6/15/2021, Series Ca,b	4,795,560
	University of Colorado University Enterprise Revenue Bonds
1,250,000	5.375%, 6/1/2032, Series A	1,465,463
9,790,000	5.000%, 6/1/2033	11,192,515

	Total Colorado	70,742,712

District of Columbia (0.7%)
	District of Columbia Income Tax Secured Revenue Refunding Bonds
5,225,000	5.000%, 12/1/2028, Series C	6,148,257
	District of Columbia Tobacco Settlement Financing Corporation Tobacco Settlement Asset-Backed Bonds
5,065,000	6.250%, 5/15/2024	5,139,000

	Total District of Columbia	11,287,257

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
84

Municipal Bond Fund

Schedule of Investments as of January 31, 2012

(unaudited)

Principal Amount	Long-Term Fixed Income (98.2%)	Value

Florida (4.6%)
	Broward County, Florida Water and Sewer Utility Revenue Bonds
$3,000,000	5.250%, 10/1/2034, Series A	$3,356,640
	Florida Refunding Bonds (Jacksonville Transportation Authority)
1,520,000	5.000%, 7/1/2019	1,525,001
	Florida State Board of Education Public Education Capital Outlay Bonds (NATL-RE-IBC Insured)
255,000	9.125%, 6/1/2014[b]	278,965
	Greater Orlando Aviation Authority Airport Facilities Revenue Bonds
1,500,000	5.000%, 10/1/2039, Series C	1,590,945
	Gulf Breeze, Florida Revenue Refunding Bonds
2,000,000	5.000%, 12/1/2033	2,178,460
	Hillsborough County, Florida Industrial Development Authority Pollution Control Revenue Refunding Bonds (Tampa Electric Company)
2,500,000	5.150%, 9/1/2025, Series B	2,643,750
	Leon County Educational Facilities Authority Certificates of Participation (Southgate Residence Hall Project)
1,145,000	8.500%, 9/1/2017[a]	1,605,943
	Miami-Dade County Authority Toll System Revenue Bonds (Florida Expressway)
2,000,000	5.000%, 7/1/2040, Series A	2,092,680
	Miami-Dade County, Florida Aviation Revenue Bonds (Miami International Airport - Hub of the Americas)
7,500,000	5.500%, 10/1/2036, Series B	8,178,750
8,000,000	5.500%, 10/1/2041, Series A	8,707,600
	Miami-Dade County, Florida Public Facilities Revenue Bonds (Jackson Health System) (AGM Insured)
2,000,000	5.625%, 6/1/2034[b]	2,221,980
	Orange County, Florida Health Facilities Authority Hospital Revenue Bonds (Orlando Health, Inc.)
5,000,000	5.125%, 10/1/2026	5,446,900
	Orange County, Florida Health Facilities Authority Hospital Revenue Bonds (Orlando Regional Healthcare System) (NATL-RE Insured)
2,700,000	6.250%, 10/1/2018, Series Ab	3,271,482
	Orange County, Orlando Expressway Authority Revenue Bonds
4,070,000	5.000%, 7/1/2035, Series C	4,415,624

Principal Amount	Long-Term Fixed Income (98.2%)	Value

Florida (4.6%) - continued
	Orange County, Orlando Expressway Authority Revenue Bonds (Florida Expressway)
$3,600,000	5.000%, 7/1/2030, Series A	$4,018,176
	South Miami, Florida Health Facilities Authority Hospital Revenue Bonds (Baptist Health South Florida)
6,000,000	5.000%, 8/15/2032	6,390,060
	St. Johns County Industrial Development Authority Revenue Bonds (Presbyterian Retirement Communities)
6,250,000	5.875%, 8/1/2040, Series A	6,493,250
	Tallahassee, Florida Consolidated Utility Systems Revenue Bonds
4,000,000	5.000%, 10/1/2032	4,422,280

	Total Florida	68,838,486

Georgia (2.0%)
	Brunswick, Georgia Water and Sewer Revenue Refunding and Improvement Bonds (NATL-RE Insured)
1,500,000	6.100%, 10/1/2019[a,b]	1,884,465
	Burke County Development Authority Pollution Control Revenue Bonds (Oglethorpe Power Corporation Vogtle)
6,000,000	5.700%, 1/1/2043, Series C	6,388,980
	Chatham County Hospital Authority, Savannah, Georgia Hospital Revenue Improvement Bonds (Memorial Health University Medical Center, Inc.)
1,000,000	6.125%, 1/1/2024, Series A	1,004,580
1,560,000	5.750%, 1/1/2029, Series A	1,566,053
	Cherokee County, Georgia Water and Sewerage Authority Water and Sewerage Revenue Bonds (Refunding and Improvements) (NATL-RE Insured)
4,940,000	5.500%, 8/1/2018[b]	5,732,376
	Gainesville Redevelopment Authority Educational Facilities Refunding Revenue Bonds (Riverside Military Academy)
5,275,000	5.125%, 3/1/2027	4,597,954
	Georgia General Obligation Bonds
35,000	5.650%, 3/1/2012, Series Ba	35,003
1,965,000	5.650%, 3/1/2012, Series B	1,966,436
3,500,000	5.000%, 8/1/2012, Series D	3,584,210

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
85

Municipal Bond Fund

Schedule of Investments as of January 31, 2012

(unaudited)

Principal Amount	Long-Term Fixed Income (98.2%)	Value

Georgia (2.0%) - continued
	Milledgeville and Baldwin County Development Authority Revenue Bonds (Georgia College and State University Foundation Property III, LLC Student Housing System)
$2,500,000	5.500%, 9/1/2024[a]	$2,848,600

	Total Georgia	29,608,657

Hawaii (1.9%)
	Hawaii Airports System Revenue Bonds
3,040,000	5.250%, 7/1/2030, Series A	3,443,560
	Hawaii State Harbor System Revenue Bonds
6,000,000	5.250%, 7/1/2030, Series A	6,726,660
	Honolulu City and County, Hawaii General Obligation Bonds (NATL-RE Insured)
1,410,000	5.250%, 3/1/2027, Series Ab	1,472,971
	Honolulu, Hawaii Board of Water Supply Water System Revenue Bonds (NATL-RE Insured)
5,000,000	5.000%, 7/1/2036, Series Ab	5,333,450
	Honolulu, Hawaii General Obligation Bonds (NATL-RE FGIC-TCRS Insured)
2,555,000	6.250%, 4/1/2014, Series Ab	2,863,286
	Honolulu, Hawaii General Obligation Bonds (NATL-RE Insured)
8,590,000	5.250%, 3/1/2027, Series Aa,b	9,051,970

	Total Hawaii	28,891,897

Illinois (8.0%)
	Broadview, Cook County, Illinois Tax Increment Revenue Bonds
700,000	5.250%, 7/1/2012	700,350
1,000,000	5.375%, 7/1/2015	1,000,480
	Chicago General Obligation Bonds (City Colleges of Chicago Capital Improvement) (NATL-RE FGIC Insured)
10,000,000	Zero Coupon, 1/1/2024[b]	6,181,100
	Chicago Tax Increment Allocation Bonds (Near South Redevelopment Project) (ACA Insured)
7,200,000	Zero Coupon, 11/15/2014, Series Ab	6,368,112
	Chicago, Illinois Midway Airport Revenue Bonds
2,000,000	5.000%, 1/1/2034, Series B	2,180,700
	Cook County, Illinois Community Consolidated School District No. 15 Limited Tax Capital Appreciation School Bonds (NATL-RE FGIC Insured)
1,000,000	Zero Coupon, 12/1/2014[a,b]	936,590

Principal Amount	Long-Term Fixed Income (98.2%)	Value

Illinois (8.0%) - continued
	Cook County, Illinois School District No. 99 (Cicero) General Obligation School Bonds (NATL-RE FGIC Insured)
$1,565,000	8.500%, 12/1/2014[b]	$1,841,348
1,815,000	8.500%, 12/1/2016[b]	2,333,999
	Illinois Educational Facilities Authority Revenue Bonds (Northwestern University)
4,900,000	5.250%, 11/1/2032[a]	5,750,346
	Illinois Educational Facilities Authority Student Housing Revenue Bonds (Educational Advancement Fund, Inc. - University Center Project)
1,000,000	6.625%, 5/1/2017[a]	1,025,810
	Illinois Finance Authority Revenue Bonds (DePaul University)
4,000,000	6.000%, 10/1/2032, Series A	4,568,760
	Illinois Finance Authority Revenue Bonds (Rush University Medical Center)
3,000,000	7.250%, 11/1/2038, Series A	3,626,310
	Illinois Finance Authority Revenue Refunding Bonds (Rush University Medical Center) (NATL-RE Insured)
2,000,000	5.250%, 11/1/2035, Series Bb	2,091,020
	Illinois Finance Authority Sales Tax Revenue Bonds
2,000,000	5.000%, 6/15/2028	2,082,740
	Illinois General Obligation Bonds
5,000,000	5.000%, 9/1/2031, Series A	5,301,350
	Illinois Health Facilities Authority Revenue Bonds (Bethesda Home and Retirement Center)
1,425,000	6.250%, 9/1/2014, Series A	1,431,028
	Illinois Health Facilities Authority Revenue Bonds (Centegra Health System)
2,000,000	5.250%, 9/1/2018	2,003,340
	Illinois Health Facilities Authority Revenue Refunding Bonds (Lutheran General Health System) (AGM-CR Insured)
2,000,000	6.000%, 4/1/2018, Series Cb	2,369,720
	Illinois Health Facilities Authority Revenue Refunding Bonds (Thorek Hospital and Medical Center)
3,490,000	5.250%, 8/15/2018	3,495,898
	Illinois Sales Tax Revenue Bonds (Build Illinois Bonds)
3,065,000	7.450%, 6/15/2012, Series L	3,140,920
	Illinois Sales Tax Revenue Bonds (Build Illinois Bonds) (NATL-RE FGIC Insured)
7,975,000	5.750%, 6/15/2018, 2nd Series[b]	9,861,725

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
86

Municipal Bond Fund

Schedule of Investments as of January 31, 2012

(unaudited)

Principal Amount	Long-Term Fixed Income (98.2%)	Value

Illinois (8.0%) - continued
	Joliet Regional Port District, Illinois Marine Terminal Revenue Refunding Bonds (Exxon)
$500,000	0.120%, 10/1/2024	$500,000
	McHenry and Lake Counties, Illinois, Community High School District No. 157 General Obligation School Bonds (AGM Insured)
3,035,000	9.000%, 12/1/2017[b]	4,124,110
	Metropolitan Pier and Exposition Authority, Illinois Refunding Bonds (McCormick Place Expansion) (NATL-RE FGIC Insured)
885,000	5.500%, 6/15/2015, Series Ab	979,553
17,505,000	Zero Coupon, 6/15/2020, Series Ab	13,159,209
	Metropolitan Pier and Exposition Authority, Illinois Refunding Bonds (McCormick Place Expansion) (NATL-RE Insured)
7,000,000	Zero Coupon, 6/15/2020, Series Bb,c	7,678,440
3,100,000	Zero Coupon, 6/15/2024, Series Ab	1,899,556
2,000,000	Zero Coupon, 12/15/2024, Series Ab	1,192,420
	Metropolitan Water Reclamation District of Greater Chicago General Obligation Refunding Bonds
7,280,000	5.250%, 12/1/2032, Series C	9,816,716
	Railsplitter Tobacco Settlement Authority Tobacco Settlement Revenue Bonds
6,000,000	5.000%, 6/1/2017	6,788,460
	Regional Transportation Authority, Cook, DuPage, Kane, Lake, McHenry and Will Counties, Illinois Revenue Bonds (NATL-RE FGIC Insured)
3,000,000	6.700%, 11/1/2021, Series Ab	3,735,570
	University of Illinois Auxiliary Facilities System Revenue Bonds
2,500,000	5.750%, 4/1/2038, Series A	2,763,375

	Total Illinois	120,929,055

Indiana (1.6%)
	East Chicago Elementary School Building Corporation, Lake County, Indiana First Mortgage Refunding Bonds
735,000	6.250%, 1/5/2016	776,101
	Indiana Bond Bank Special Program Bonds (Clark Memorial Hospital)
7,000,000	5.500%, 8/1/2029, Series D	7,733,950

Principal Amount	Long-Term Fixed Income (98.2%)	Value

Indiana (1.6%) - continued
	Indiana Finance Authority Hospital Revenue Bonds (Deaconess Hospital)
$1,500,000	6.750%, 3/1/2039, Series A	$1,746,000
	Indiana Health and Educational Facility Financing Authority Health System Revenue Refunding Bonds (Sisters of St. Francis Health Services, Inc.) (AGM Insured)
500,000	5.250%, 5/15/2041, Series Eb	529,385
	Indiana Municipal Power Agency Power Supply System Revenue Bonds
4,155,000	5.000%, 1/1/2042, Series A	4,461,182
	Indiana Transportation Finance Authority Highway Revenue Bonds
190,000	6.800%, 12/1/2016, Series A	217,366
	Indiana Transportation Finance Authority Highway Revenue Bonds (NATL-RE-IBC Insured)
2,900,000	7.250%, 6/1/2015, Series Ab	3,213,983
	Indianapolis Local Public Improvement Bond Bank Bonds (Waterworks)
5,000,000	5.750%, 1/1/2038, Series A	5,665,450

	Total Indiana	24,343,417

Iowa (0.5%)
	Cedar Falls Community School District, Black Hawk County School Infrastructure Sales, Services and Use Tax Revenue Bonds
3,165,000	5.400%, 6/1/2029	3,522,455
	Waterloo Iowa Community School District Tax Revenue Refunding Bonds (School Infrastructure Sales, Services, and Use)
3,560,000	5.000%, 7/1/2029, Series A	3,847,897

	Total Iowa	7,370,352

Kansas (0.5%)
	Kansas Development Finance Authority Revenue Bonds
3,500,000	5.000%, 5/15/2030, Series S	3,639,300
	Salina, Kansas Hospital Refunding and Improvement Revenue Bonds (Salina Regional Health Center, Inc.)
1,725,000	5.000%, 10/1/2036	1,787,756
	Sedgwick and Shawnee Counties, Kansas Single Family Mortgage Revenue Bonds (GNMA Collateralized)
100,000	6.700%, 6/1/2029, Series A- 2[b]	103,147

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
87

Municipal Bond Fund

Schedule of Investments as of January 31, 2012

(unaudited)

Principal Amount	Long-Term Fixed Income (98.2%)	Value

Kansas (0.5%) - continued
	Wyandotte County/Kansas City, Kansas Sales Tax Special Obligation Revenue Refunding Bonds (Redevelopment Project Area B)
$2,540,000	5.000%, 12/1/2020	$2,684,983

	Total Kansas	8,215,186

Kentucky (0.9%)
	Kentucky Economic Development Finance Authority Hospital Revenue Bonds (Owensboro Medical Health System, Inc.)
5,880,000	6.375%, 6/1/2040, Series A	6,387,150
	Kentucky Economic Development Finance Authority Revenue Bonds (Louisville Arena Authority, Inc.) (AGM Insured)
1,000,000	6.000%, 12/1/2033, Series A- 1[b]	1,108,410
	Paducah, Kentucky Electric Plant Board Revenue Bonds (AGM Insured)
2,500,000	5.250%, 10/1/2035, Series Ab	2,748,300
	Pikeville, Kentucky Hospital Revenue Bonds (Pikeville Medical Center, Inc.)
3,500,000	6.500%, 3/1/2041	3,991,575

	Total Kentucky	14,235,435

Louisiana (3.1%)
	Louisiana Public Facilities Authority Revenue Bonds (University of New Orleans Research and Technology Foundation, Inc. - Student Housing) (NATL-RE Insured)
4,745,000	5.250%, 3/1/2031[b]	5,064,338
	Louisiana State Gas and Fuels Tax Revenue Bonds
5,000,000	5.000%, 5/1/2033, Series B	5,686,250
7,000,000	5.000%, 5/1/2045, Series B	7,693,350
	New Orleans, Louisiana General Obligation Refunding Bonds (AMBAC Insured)
6,500,000	Zero Coupon, 9/1/2012[b]	6,417,970
	Regional Transit Authority, Louisiana Sales Tax Revenue Refunding Bonds (NATL-RE FGIC Insured)
2,605,000	8.000%, 12/1/2012, Series Ab,d	2,692,893
	St. John the Baptist Parish, Louisiana Revenue Bonds (Marathon Oil Corporation)
13,000,000	5.125%, 6/1/2037, Series A	13,189,540
	St. Tammany Parish, Louisiana Utilities Revenue Bonds
2,000,000	5.500%, 8/1/2035, Series B	2,246,400

Principal Amount	Long-Term Fixed Income (98.2%)	Value

Louisiana (3.1%) - continued
	Tobacco Settlement Financing Corporation Tobacco Settlement Asset-Backed Bonds
$3,160,000	5.500%, 5/15/2030, Series 2001 B	$3,204,272

	Total Louisiana	46,195,013

Maryland (0.4%)
	Maryland Economic Development Corporation Student Housing Revenue Bonds (University Village at Sheppard Pratt) (ACA Insured)
1,550,000	6.000%, 7/1/2033[b]	1,372,959
	Maryland Health and Higher Educational Facilities Authority Revenue Bonds (University of Maryland Medical Systems)
1,000,000	6.000%, 7/1/2022[a]	1,023,820
	Morgan State University Academic Fees and Auxiliary Facilities Fees Revenue Refunding Bonds (NATL-RE Insured)
3,705,000	6.050%, 7/1/2015[b]	4,037,301

	Total Maryland	6,434,080

Massachusetts (3.6%)
	Massachusetts Bay Transportation Authority Sales Tax Bonds (NATL-RE Insured)
5,000,000	5.500%, 7/1/2025, Series Bb	6,823,400
	Massachusetts Bay Transportation Authority Sales Tax Revenue Bonds
6,000,000	5.250%, 7/1/2031, Series A	7,975,260
	Massachusetts General Obligation Bonds (NATL-RE FGIC-TCRS Insured)
4,935,000	5.250%, 1/1/2013, Series Ab	5,161,270
	Massachusetts Health and Educational Facilities Authority Revenue Bonds (Massachusetts Institute of Technology)
15,000,000	5.250%, 7/1/2033, Series L	20,798,850
	Massachusetts Health and Educational Facilities Authority Revenue Bonds (Partners Healthcare System, Inc.)
35,000	6.000%, 7/1/2016, Series C	35,350
	Massachusetts Health and Educational Facilities Authority Revenue Bonds (Tufts University)
5,400,000	5.500%, 2/15/2028, Series M	7,357,122

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
88

Municipal Bond Fund

Schedule of Investments as of January 31, 2012

(unaudited)

Principal Amount	Long-Term Fixed Income (98.2%)	Value

Massachusetts (3.6%) - continued
	Massachusetts Water Pollution Abatement Trust Pool Program Refunding Bonds
$5,000,000	5.000%, 8/1/2024	$6,612,100

	Total Massachusetts	54,763,352

Michigan (2.0%)
	East Lansing Building Authority, Ingham and Clinton Counties, Michigan Building Authority Bonds (General Obligation Limited Tax)
2,000,000	5.700%, 4/1/2020	2,445,800
	Grand Valley State University General Revenue Bonds
1,000,000	5.750%, 12/1/2034	1,092,130
	Kalamazoo Hospital Finance Authority Hospital Revenue Bonds (AGM Insured)
4,000,000	5.250%, 5/15/2036[b]	4,305,520
	Kalamazoo Hospital Finance Authority Hospital Revenue Refunding Bonds (Bronson Methodist Hospital) (AGM Insured)
3,250,000	5.000%, 5/15/2026, Series Ab	3,555,273
	Kent County, Michigan General Obligation Bonds
2,775,000	5.000%, 1/1/2024, AMT	3,266,897
	Michigan State Hospital Finance Authority Hospital Revenue and Refunding Bonds (Crittenton Hospital Medical Center)
2,750,000	5.500%, 3/1/2022, Series A	2,780,167
	Michigan State Hospital Finance Authority Hospital Revenue and Refunding Bonds (Sisters of Mercy Health Corporation) (NATL-RE Insured)
1,940,000	5.375%, 8/15/2014, Series Pa,b	2,017,755
60,000	5.375%, 8/15/2014, Series Pa,b	62,405
	Michigan State Trunk Line Fund Refunding Bonds (AGM Insured)
5,000,000	5.000%, 11/1/2022[b]	5,412,300
	Rochester Community School District, Oakland and Macomb Counties, Michigan School Building and Site General Obligation Bonds (NATL-REQ-SBLF Insured)
4,500,000	5.000%, 5/1/2019[b]	5,250,780

	Total Michigan	30,189,027

Minnesota (3.2%)
	Baytown Township, Minnesota Lease Revenue Bonds (St. Croix Preparatory Academy)
1,000,000	7.000%, 8/1/2038, Series A	1,020,320

Principal Amount	Long-Term Fixed Income (98.2%)	Value

Minnesota (3.2%) - continued
	Minneapolis and St. Paul, Minnesota Housing and Redevelopment Authority Health Care Facility Revenue Bonds (HealthPartners)
$800,000	6.000%, 12/1/2021	$860,272
	Minnesota Agricultural and Economic Development Board Health Care System Revenue Bonds (Fairview Hospital and Healthcare Services) (NATL-RE Insured)
85,000	5.750%, 11/15/2026, Series Ab	85,144
	Minnesota Higher Education Facilities Authority Revenue Bond (College of St. Scholastica, Inc.)
1,800,000	6.300%, 12/1/2040, Series 7J	1,957,176
	Minnesota Higher Education Facilities Authority Revenue Bonds
1,575,000	5.250%, 12/1/2035, Series H	1,641,559
	Minnesota Higher Education Facilities Authority Revenue Bonds (University of St. Thomas)
530,000	5.250%, 10/1/2019, Series 5- Y	580,334
	North Oaks, Minnesota Senior Housing Revenue Bonds (Presbyterian Homes of North Oaks, Inc.)
2,000,000	6.125%, 10/1/2039	2,032,720
	Northern Municipal Power Agency, Minnesota Electric System Revenue Bonds (AMBAC Insured)
2,000,000	5.000%, 1/1/2026, Series Ab	2,238,120
	Rochester, Minnesota Health Care Facilities Revenue Bonds (Olmsted Medical Center)
1,000,000	5.875%, 7/1/2030	1,051,720
	St. Cloud, Minnesota Health Care Revenue Bonds (CentraCare Health System)
2,000,000	5.125%, 5/1/2030, Series A	2,169,720
	St. Louis Park, Minnesota Health Care Facilities Revenue Refunding Bonds (Park Nicollet Health Services)
2,000,000	5.250%, 7/1/2030, Series Ba	2,225,340
1,000,000	5.750%, 7/1/2030, Series C	1,088,630
5,500,000	5.750%, 7/1/2039	5,950,560
	St. Paul, Minnesota Housing and Redevelopment Authority Educational Facility Revenue Refunding Bonds (Saint Paul Academy and Summit School)
4,000,000	5.000%, 10/1/2024	4,457,600

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
89

Municipal Bond Fund

Schedule of Investments as of January 31, 2012

(unaudited)

Principal Amount	Long-Term Fixed Income (98.2%)	Value

Minnesota (3.2%) - continued
	St. Paul, Minnesota Housing and Redevelopment Authority Health Care Facility Revenue Bonds (HealthPartners)
$230,000	5.250%, 5/15/2019	$246,006
1,500,000	5.250%, 5/15/2036	1,538,745
	Tobacco Securitization Authority Tobacco Settlement Revenue Bonds
5,610,000	5.000%, 3/1/2018, Series B	6,423,394
10,000,000	5.250%, 3/1/2023, Series B	11,475,100
	University of Minnesota Revenue Bonds (State Supported Biomedical Science Research Facilities Funding)
1,655,000	5.000%, 8/1/2030, Series B	1,925,228

	Total Minnesota	48,967,688

Missouri (1.1%)
	Jackson County, Missouri Special Obligation Bonds (Harry S. Truman Sports Complex) (AMBAC Insured)
7,500,000	5.000%, 12/1/2027[b]	8,074,800
	Missouri State Environmental Improvement and Energy Resources Authority Water Pollution Revenue Bonds
175,000	5.250%, 1/1/2018	181,287
825,000	5.250%, 1/1/2018[a]	862,513
	Missouri State Health and Educational Facilities Authority Health Facilities Revenue Bonds (Barnes-Jewish, Inc./Christian Health Services)
3,000,000	5.250%, 5/15/2014, Series A	3,163,500
	Missouri State Health and Educational Facilities Authority Health Facilities Revenue Bonds (BJC Health System)
2,500,000	5.000%, 5/15/2020, Series A	2,724,625
	Missouri State Health and Educational Facilities Authority Health Facilities Revenue Bonds (Lake Regional Health System)
1,500,000	5.600%, 2/15/2025	1,537,560

	Total Missouri	16,544,285

Montana (0.5%)
	Montana Board of Housing Single Family Mortgage Bonds
10,000	6.000%, 6/1/2016, Series A-1	10,009
25,000	6.250%, 6/1/2019, Series A- 2, AMT	25,038
	Montana Facility Finance Authority Hospital Facilities Revenue Bonds (St. Peter’s Hospital)
3,860,000	5.250%, 6/1/2018	4,084,073

Principal Amount	Long-Term Fixed Income (98.2%)	Value

Montana (0.5%) - continued
	Montana Facility Finance Authority Revenue Bonds (Providence Health & Services)
$2,830,000	5.000%, 10/1/2024	$3,114,500

	Total Montana	7,233,620

Nebraska (1.4%)
	Douglas County, Nebraska Hospital Authority No. 3 Health Facilities Refunding and Revenue Bonds (Nebraska Methodist Health System)
2,000,000	5.750%, 11/1/2048	2,057,140
	Nebraska Public Power District General Revenue Bonds (AMBAC Insured)
2,500,000	5.000%, 1/1/2013, Series Bb	2,606,350
	Omaha, Nebraska Public Power District Electric System Revenue Bonds
920,000	6.150%, 2/1/2012, Series Ba	920,000
5,780,000	5.000%, 2/1/2046, Series A	5,965,885
	Omaha, Nebraska Special Obligation Bonds (Riverfront Redevelopment)
1,675,000	5.500%, 2/1/2015, Series A	1,697,613
	University of Nebraska Student Fees and Facilities Revenue Bonds
5,000,000	5.000%, 7/1/2023, Series B	5,260,800
1,000,000	5.000%, 7/1/2037	1,134,540
	University of Nebraska Student Housing Revenue Bonds
1,680,000	5.000%, 5/15/2040, Series B	1,875,115

	Total Nebraska	21,517,443

New Hampshire (0.2%)
	New Hampshire State Turnpike System Revenue Refunding Bonds
2,000,000	5.000%, 10/1/2019	2,456,040

	Total New Hampshire	2,456,040

New Jersey (1.4%)
	Hudson County, New Jersey Refunding Certificates of Participation (NATL-RE Insured)
2,000,000	6.250%, 12/1/2015[b]	2,268,160
	New Jersey Educational Facilities Authority Revenue Refunding Bonds (Kean University)
1,000,000	5.500%, 9/1/2036, Series A	1,093,090
	New Jersey General Obligation Bonds (AMBAC Insured)
1,000,000	5.250%, 7/15/2018, Series Lb	1,240,130
	New Jersey Transportation Trust Fund Authority Revenue Bonds
1,500,000	5.000%, 6/15/2026, Series A	1,739,355

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
90

Municipal Bond Fund

Schedule of Investments as of January 31, 2012

(unaudited)

Principal Amount	Long-Term Fixed Income (98.2%)	Value

New Jersey (1.4%) - continued
	New Jersey Transportation Trust Fund Authority Transportation System Bonds (AGM Insured)
$5,000,000	5.500%, 12/15/2016, Series Ab	$6,018,600
	New Jersey Turnpike Authority Turnpike Revenue Bonds (AMBAC-TCRS Insured)
260,000	6.500%, 1/1/2016, Series Ca,b	297,128
745,000	6.500%, 1/1/2016, Series Cb	837,477
	New Jersey Turnpike Authority Turnpike Revenue Bonds (AMBAC-TCRS-BNY Insured)
2,860,000	6.500%, 1/1/2016, Series Ca,b	3,268,408
	Ocean County, New Jersey Utilities Authority Wastewater Revenue Bonds (NATL-RE Insured)
3,180,000	5.250%, 1/1/2025[b]	4,311,889

	Total New Jersey	21,074,237

New Mexico (0.9%)
	Jicarilla, New Mexico Apache Nation Revenue Bonds
3,500,000	5.500%, 9/1/2023, Series A	3,669,365
	Sandoval County, New Mexico Incentive Payment Refunding Revenue Bonds
9,000,000	5.000%, 6/1/2020	9,669,150

	Total New Mexico	13,338,515

New York (6.7%)
	Metropolitan Transportation Authority State Service Contract Refunding Bonds
5,000,000	5.500%, 7/1/2017, Series A	6,146,650
	Metropolitan Transportation Authority Transit Facilities Service Contract Bonds
1,340,000	5.750%, 7/1/2013, Series Oa	1,380,495
	New York City General Obligation Bonds
12,000,000	5.250%, 8/1/2017, Series B	13,398,480
220,000	5.500%, 8/1/2022, Series Aa	237,081
1,530,000	5.500%, 8/1/2022, Series A	1,638,507
5,000,000	4.900%, 12/15/2028, Series F2[e]	5,348,100
	New York City Municipal Water Finance Authority Water and Sewer System Revenue Bonds
11,000,000	5.750%, 6/15/2040, Series A	12,851,960
2,000,000	5.375%, 6/15/2043, Series EE	2,291,860
	New York City Municipal Water Finance Authority Water and Sewer System Revenue Bonds (AMBAC Insured)
2,000,000	5.875%, 6/15/2012, Series Aa,b	2,041,580
	New York City Transitional Finance Authority Future Tax Secured Bonds
15,000,000	5.000%, 11/1/2033, Series D- 1	17,163,150

Principal Amount	Long-Term Fixed Income (98.2%)	Value

New York (6.7%) - continued
	New York City Transitional Finance Authority Future Tax Secured Refunding Bonds
$2,540,000	5.375%, 11/15/2021, Series Aa	$2,643,860
	New York State Dormitory Authority State Personal Income Tax Revenue Bonds
5,125,000	5.000%, 2/15/2029, Series A	5,921,579
	New York State Dormitory
	Authority State University Educational Facilities Revenue Bonds
2,000,000	7.500%, 5/15/2013, Series A	2,169,900
5,000,000	5.875%, 5/15/2017, Series A	5,946,950
4,000,000	5.250%, 11/15/2023, Series B	4,055,440
	New York State Liberty Development Corporation Liberty Revenue Bonds
10,000,000	5.250%, 12/15/2043	11,404,200
	New York State Local Government Assistance Corporation Refunding Bonds (NATL-RE-IBC Insured)
2,000,000	5.250%, 4/1/2016, Series Eb	2,324,580
	New York State Urban Development Corporation State Personal Income Tax Revenue Bonds (State Facilities and Equipment)
3,870,000	5.000%, 3/15/2036, Series B- 1	4,271,203

	Total New York	101,235,575

North Carolina (2.4%)
	North Carolina Eastern Municipal Power Agency Power System Revenue Bonds
5,000,000	5.500%, 1/1/2014, Series D	5,435,800
4,000,000	5.375%, 1/1/2017, Series C	4,156,440
7,170,000	5.250%, 1/1/2020, Series A	8,406,180
1,535,000	5.500%, 1/1/2021, Series B	1,538,991
2,000,000	5.000%, 1/1/2026, Series B	2,257,260
1,475,000	6.000%, 1/1/2026, Series Aa	2,061,047
	North Carolina Municipal Power Agency No. 1 Catawba Electric Revenue Bonds
3,200,000	5.000%, 1/1/2025, Series A	3,678,528
1,250,000	5.000%, 1/1/2030, Series A	1,388,487
	Raleigh-Durham, North Carolina Airport Authority Revenue Bonds
4,435,000	5.000%, 5/1/2036, Series A	4,854,418
	Wake County Industrial Facilities and Pollution Control Financing Authority Pollution Control Revenue Refunding Bonds (Carolina Power & Light Company)
2,000,000	5.375%, 2/1/2017	2,026,860

	Total North Carolina	35,804,011

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
91

Municipal Bond Fund

Schedule of Investments as of January 31, 2012

(unaudited)

Principal Amount	Long-Term Fixed Income (98.2%)	Value

North Dakota (0.7%)
	North Dakota Public Finance Authority Revenue Bonds (State Revolving Fund)
$1,495,000	5.000%, 10/1/2031, Series A	$1,770,274
	South Central Regional Water District, North Dakota Utility System Revenue Bonds (Refunding and Northern Burleigh County Expansion)
2,945,000	5.650%, 10/1/2029, Series A	3,121,347
	Ward County, North Dakota Health Care Facilities Refunding Revenue Bonds (Trinity)
3,035,000	6.250%, 7/1/2021, Series B	3,039,158
	Ward County, North Dakota Health Care Facilities Revenue Bonds (Trinity)
2,895,000	5.125%, 7/1/2025	2,967,722

	Total North Dakota	10,898,501

Ohio (2.6%)
	Akron, Ohio Non-Tax Revenue Economic Development Bonds (NATL-RE Insured)
310,000	6.000%, 12/1/2012[a,b]	324,651
	Buckeye Tobacco Settlement Financing Authority Tobacco Settlement Asset-Backed Bonds
6,455,000	5.125%, 6/1/2024, Series A-2	5,098,094
	Lorain County, Ohio Hospital Facilities Revenue Refunding and Improvement Bonds (Catholic Healthcare Partners)
2,000,000	5.400%, 10/1/2021, Series A	2,026,660
	Lucas County, Ohio Health Care System Refunding Revenue Bonds (Sunset Retirement Communities)
1,250,000	5.125%, 8/15/2025	1,293,338
1,750,000	5.500%, 8/15/2030	1,823,500
	Miami University, Ohio General Receipts Revenue and Refunding Bonds
1,600,000	5.000%, 9/1/2036	1,800,768
	Ohio Higher Educational Facility Commission Revenue Bonds (Case Western Reserve University)
2,000,000	6.500%, 10/1/2020, Series B	2,510,640
	Ohio Higher Educational Facility Commission Revenue Bonds (Kenyon College)
4,740,000	5.250%, 7/1/2044	5,110,336
	Ohio Turnpike Commission Turnpike Revenue Refunding Bonds (NATL-RE FGIC Insured)
2,000,000	5.500%, 2/15/2024, Series Ab	2,541,360
10,000,000	5.500%, 2/15/2026, Series Ab	12,793,100

Principal Amount	Long-Term Fixed Income (98.2%)	Value

Ohio (2.6%) - continued
	Port of Greater Cincinnati Development Authority Economic Development Revenue Bonds (Sisters of Mercy of the Americas, Regional Community of Cincinnati)
$1,750,000	5.000%, 10/1/2025	$1,807,855
	University of Cincinnati General Receipts Bonds (AMBAC Insured)
2,545,000	5.000%, 6/1/2016, Series Db	2,800,340

	Total Ohio	39,930,642

Oklahoma (0.2%)
	Oklahoma Municipal Power Authority Power Supply System Revenue Bonds
1,500,000	6.000%, 1/1/2038, Series A	1,691,790
	Oklahoma State Turnpike Authority Revenue Bonds
500,000	5.000%, 1/1/2028, Series A	591,400

	Total Oklahoma	2,283,190

Oregon (0.2%)
	Clackamas County, Oregon Hospital Facility Authority Revenue Bonds (Legacy Health Systems)
300,000	5.500%, 7/15/2035, Series A	329,751
	Salem-Keizer School District No. 24J, Marion and Polk Counties, Oregon General Obligation Bonds
5,000,000	Zero Coupon, 6/15/2028, Series B	2,829,100

	Total Oregon	3,158,851

Pennsylvania (2.7%)
	Allegheny County Hospital Development Authority Revenue Bonds (University of Pittsburgh Medical Center)
3,000,000	5.000%, 6/15/2018, Series B	3,576,960
2,000,000	5.625%, 8/15/2039	2,212,300
	Cornwall-Lebanon School District, Lebanon County, Pennsylvania General Obligation Notes (AGM Insured)
2,000,000	Zero Coupon, 3/15/2016[b]	1,863,080
1,520,000	Zero Coupon, 3/15/2017[b]	1,381,923
	Cumberland County, Pennsylvania Municipal Authority Revenue Bonds (Diakon Lutheran Social Ministries)
2,750,000	5.000%, 1/1/2027	2,764,135
2,000,000	6.125%, 1/1/2029	2,124,020
2,000,000	5.000%, 1/1/2036	1,911,020

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
92

Municipal Bond Fund

Schedule of Investments as of January 31, 2012

(unaudited)

Principal Amount	Long-Term Fixed Income (98.2%)	Value

Pennsylvania (2.7%) - continued
	Lancaster County Hospital Authority Hospital Revenue Bonds (Lancaster General Hospital)
$2,000,000	5.500%, 3/15/2026[a]	$2,161,140
	Lycoming County Authority Health System Revenue Bonds (Susquehanna Health System)
5,795,000	5.750%, 7/1/2039, Series A	6,090,429
	Pennsylvania Turnpike Commission Turnpike Revenue Bonds (AGM Insured) Zero Coupon, 6/1/2033,
8,000,000	Series Cb,c	7,755,360
5,000,000	6.250%, 6/1/2038, Series Cb	5,698,000
	Philadelphia Authority for Industrial Development Revenue Bonds (Please Touch Museum)
2,000,000	5.250%, 9/1/2026	1,712,680
	York County, Pennsylvania Solid Waste and Refuse Authority Solid Waste System Refunding Revenue Bonds (NATL-RE FGIC Insured)
1,000,000	5.500%, 12/1/2012[b]	1,038,090

	Total Pennsylvania	40,289,137

Puerto Rico (1.3%)
	Puerto Rico Electric Power Authority Power Revenue Bonds
10,000,000	5.250%, 7/1/2040, Series XX	10,570,200
	Puerto Rico Industrial, Tourist, Educational, Medical, and Environmental Control Facilities Financing Authority Cogeneration Facility Revenue Bonds (AES Puerto Rico)
7,655,000	6.625%, 6/1/2026, AMT	7,656,301
	Puerto Rico Sales Tax Financing Corporation Sales Tax Revenue Bonds
1,000,000	5.000%, 8/1/2022, Series C	1,209,190

	Total Puerto Rico	19,435,691

South Carolina (1.4%)
	Greenwood County, South Carolina Hospital Facilities Revenue Bonds (Self Memorial Hospital)
1,000,000	5.500%, 10/1/2026	1,001,960
	Greenwood County, South Carolina Hospital Facilities Revenue Bonds (Self Regional Healthcare)
2,250,000	5.375%, 10/1/2039	2,392,717
	Piedmont, South Carolina Municipal Power Agency Electric Revenue Bonds (NATL-RE FGIC Insured)
4,000,000	6.250%, 1/1/2021[b]	5,184,080

Principal Amount	Long-Term Fixed Income (98.2%)	Value

South Carolina (1.4%) - continued
	South Carolina Jobs-Economic Development Authority Hospital Refunding and Improvement Revenue Bonds (Palmetto Health Alliance)
$ 605,000	6.875%, 8/1/2027, Series Ca	$ 662,451
4,895,000	6.875%, 8/1/2027, Series Ca	5,359,829
	South Carolina Public Service Authority Revenue Obligations (Santee Cooper)
3,710,000	5.500%, 1/1/2038, Series A	4,178,870
	Spartanburg, South Carolina Water System Revenue Bonds (FGIC Insured)
2,000,000	5.250%, 6/1/2028[a,b]	2,222,540

	Total South Carolina	21,002,447

South Dakota (1.0%)
	South Dakota Educational Enhancement Funding Corporation Tobacco Settlement Asset-Backed Bonds
5,000,000	6.500%, 6/1/2032, Series B	5,139,650
	South Dakota Health and Educational Facilities Authority Revenue Bonds (Prairie Lakes Health Care System)
1,170,000	5.625%, 4/1/2032[a]	1,242,868
	South Dakota Health and Educational Facilities Authority Revenue Bonds (Regional Health)
1,000,000	5.000%, 9/1/2023	1,115,000
820,000	5.000%, 9/1/2025	904,689
	South Dakota Health and Educational Facilities Authority Revenue Bonds (Sanford Health)
5,000,000	5.000%, 11/1/2040	5,212,500
1,250,000	5.500%, 11/1/2040	1,369,375

	Total South Dakota	14,984,082

Tennessee (0.8%)
	Jackson, Tennessee Hospital Revenue Refunding and Improvement Bonds (Jackson- Madison County General Hospital)
2,000,000	5.625%, 4/1/2038	2,180,360
3,450,000	5.750%, 4/1/2041	3,780,545
	Memphis-Shelby County Airport Authority Special Facilities Revenue Refunding Bonds (Federal Express Corporation)
4,500,000	5.050%, 9/1/2012	4,612,140
2,000,000	5.350%, 9/1/2012	2,053,280

	Total Tennessee	12,626,325

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
93

Municipal Bond Fund

Schedule of Investments as of January 31, 2012

(unaudited)

Principal Amount	Long-Term Fixed Income (98.2%)	Value

Texas (10.8%)
	Alliance Airport Authority, Inc. Special Facilities Revenue Refunding Bonds (Federal Express Corporation)
$10,285,000	4.850%, 4/1/2021, AMT	$10,944,988
	Amarillo Health Facilities Corporation Hospital Revenue Bonds (Baptist St. Anthony’s Hospital Corporation) (AGM Insured)
2,000,000	5.500%, 1/1/2017[b]	2,163,980
	Austin, Texas Combined Utility Systems Revenue Refunding Bonds (NATL-RE FGIC-TCRS Insured)
1,505,000	6.000%, 11/15/2013[b]	1,524,911
	Bexar County Housing Finance Corporation Multifamily Housing Revenue Bonds (Dymaxion and Marbach Park Apartments) (NATL-RE Insured)
1,930,000	6.000%, 8/1/2023, Series Ab	1,931,833
	Clifton Higher Education Finance Corporation Education Revenue Bonds (Uplift Education)
4,000,000	6.250%, 12/1/2045, Series A	4,241,640
	Corpus Christi, Texas General Improvement Refunding Bonds (AGM Insured)
135,000	5.000%, 3/1/2012, Series Ab	134,988
	Dallas and Fort Worth, Texas Joint Revenue Improvement and Refunding Bonds (Dallas/Fort Worth International Airport) (NATL-RE Insured)
1,000,000	5.500%, 11/1/2016, Series A, AMT[b]	1,031,600
500,000	5.500%, 11/1/2017, Series A, AMT[b]	515,040
	Dallas Independent School District, Dallas County, Texas Unlimited Tax School Building Bonds (PSF-GTD Insured)
10,000,000	6.375%, 2/15/2034[b]	12,526,500
	Deer Park Independent School District, Harris County, Texas School Building Refunding Bonds (PSF-GTD Insured)
1,375,000	5.000%, 2/15/2013[b]	1,442,650
	Denton, Texas Utility System Revenue Bonds (AGM Insured)
3,210,000	5.250%, 12/1/2015, Series Aa,b	3,343,183
	Gulf Coast Waste Disposal Authority, Texas Pollution Control Revenue Refunding Bonds (Exxon)
1,000,000	0.030%, 6/1/2020	1,000,000
5,900,000	0.030%, 10/1/2024	5,900,000

Principal Amount	Long-Term Fixed Income (98.2%)	Value

Texas (10.8%) - continued
	Harris County Health Facilities Development Corporation Hospital Revenue Refunding Bonds (Memorial Hermann Healthcare System)
$2,000,000	7.250%, 12/1/2035, Series B	$2,363,900
	Harris County, Texas General Obligation and Revenue Refunding Bonds (NATL-RE Insured)
7,000,000	Zero Coupon, 8/15/2024[b]	5,070,170
	Harris County, Texas Toll Road Revenue and Refunding Bonds
6,500,000	5.250%, 8/15/2047, Series B	7,095,660
	Houston, Texas Airport System Revenue Bonds (AGM Insured)
500,000	5.625%, 7/1/2030, Series A, AMT[b]	500,585
	Houston, Texas Water and Sewer System Revenue Refunding Bonds (AGM Insured)
10,000,000	5.750%, 12/1/2032, Series Aa,b	14,531,100
	Lewisville Independent School District, Denton County, Texas Unlimited Tax School Building and Refunding Bonds (PSF-GTD Insured)
5,315,000	Zero Coupon, 8/15/2019[b]	4,605,873
	Lower Colorado River Authority, Texas Unrefunded Balance Revenue Bonds (AGM Insured)
215,000	5.875%, 5/15/2015, Series Ab	215,858
	North East Independent School District, Bexar County, Texas Unlimited Tax Refunding Bonds (PSF-GTD Insured)
5,000,000	5.250%, 2/1/2028[b]	6,693,600
2,000,000	5.250%, 2/1/2029[b]	2,675,160
	North Texas Health Facilities Development Corporation Hospital Revenue Bonds (United Regional Healthcare System, Inc.)
2,600,000	6.000%, 9/1/2023[a]	2,824,874
	North Texas Tollway Authority System Revenue Bonds
15,000,000	5.000%, 9/1/2030, Series D	17,292,000
	North Texas Tollway Authority System Revenue Refunding Bonds
1,000,000	5.625%, 1/1/2033, Series A	1,096,880
	North Texas Tollway Authority System Revenue Refunding Bonds (AGM Insured)
5,000,000	Zero Coupon, 1/1/2028, Series Db	2,447,700
	Pharr, Texas Higher Education Finance Authority Education Revenue Bonds (IDEA Public Schools)
2,500,000	6.250%, 8/15/2029, Series A	2,577,025
2,000,000	6.500%, 8/15/2039, Series A	2,081,940

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
94

Municipal Bond Fund

Schedule of Investments as of January 31, 2012

(unaudited)

Principal Amount	Long-Term Fixed Income (98.2%)	Value

Texas (10.8%) - continued
	Ridge Parc Development Corporation Multifamily Housing Revenue Bonds (GNMA Collateralized)
$1,000,000	6.100%, 6/20/2033[b]	$1,051,170
2,795,000	6.150%, 11/20/2041[b]	2,937,545
	San Antonio, Texas General Obligation Bonds
425,000	5.250%, 2/1/2014	426,679
	San Antonio, Texas Water System Revenue Refunding Bonds (AGM Insured)
115,000	5.500%, 5/15/2018[a,b]	116,742
885,000	5.500%, 5/15/2018[b]	896,452
885,000	5.500%, 5/15/2019[b]	895,939
115,000	5.500%, 5/15/2019[a,b]	116,742
885,000	5.500%, 5/15/2020[b]	895,426
115,000	5.500%, 5/15/2020[a,b]	116,742
	San Juan, Texas Higher Education Finance Authority Education Revenue Bonds (IDEA Public Schools)
2,000,000	6.700%, 8/15/2040, Series A	2,201,700
	San Leanna Education Facilities Corporation Higher Education Revenue Bonds (Saint Edward’s University)
1,160,000	5.125%, 6/1/2024	1,224,276
1,000,000	5.125%, 6/1/2027	1,037,890
	Socorro, Texas Independent School District General Obligation Refunding Bonds (School Building) (PSF-GTD Insured)
2,000,000	5.000%, 8/15/2034[b]	2,279,760
	Southeast Texas Housing Finance Corporation Single Family Mortgage Revenue Bonds (NATL-RE Insured)
11,615,000	Zero Coupon, 9/1/2017[a,b]	10,895,335
	Southwest Higher Education Authority, Inc. Higher Education Revenue Bonds (Southern Methodist University)
1,500,000	5.000%, 10/1/2041	1,677,495
	Tarrant County College District, Texas General Obligation Refunding Bonds
1,410,000	5.375%, 2/15/2013	1,484,984
	Tarrant County Cultural Education Facilities Finance Corporation Hospital Revenue Bonds (Hendrick Medical Center) (AGM Insured)
1,250,000	5.250%, 9/1/2026, Series Bb	1,401,537
2,000,000	5.250%, 9/1/2027, Series Bb	2,235,380
1,000,000	5.250%, 9/1/2028, Series Bb	1,115,570

Principal Amount	Long-Term Fixed Income (98.2%)	Value

Texas (10.8%) - continued
	Tarrant County Cultural Education Facilities Finance Corporation Refunding Revenue Bonds (Texas Health Resources System)
$2,000,000	5.000%, 2/15/2023, Series A	$2,218,100
	Westlake, Texas Certificates of Obligation
315,000	6.500%, 5/1/2013	338,786
350,000	6.500%, 5/1/2015[a]	397,824
335,000	6.500%, 5/1/2017[a]	380,774
1,650,000	5.750%, 5/1/2024[a]	1,847,818
2,000,000	5.800%, 5/1/2032[a]	2,242,020
	Wylie, Texas Independent School District General Obligation Bonds (PSF-GTD Insured)
430,000	6.875%, 8/15/2014[b]	430,972
3,280,000	7.000%, 8/15/2024[b]	3,287,544

	Total Texas	162,924,840

Utah (0.7%)
	Riverton, Utah Hospital Revenue Bonds (IHC Health Services, Inc.)
3,000,000	5.000%, 8/15/2041	3,246,120
	Utah Associated Municipal Power Systems Revenue and Refunding Bonds (Central-St. George Transmission)
6,000,000	5.250%, 12/1/2027	6,704,520
	Utah State Charter School Finance Authority Charter School Revenue Bonds (North Davis Preparatory)
1,000,000	6.250%, 7/15/2030	1,002,560

	Total Utah	10,953,200

Virginia (1.2%)
	Fairfax County, Virginia Industrial Development Authority Health Care Revenue Bonds (Inova Health System)
1,000,000	5.000%, 5/15/2025, Series C	1,156,840
	Fairfax County, Virginia Industrial Development Authority Hospital Revenue Refunding Bonds (Inova Health System Hospitals)
2,500,000	5.250%, 8/15/2019	2,909,200
	Tobacco Settlement Financing Corporation Tobacco Settlement Asset-Backed Bonds
515,000	5.250%, 6/1/2019[a]	523,255
	Virginia Commonwealth Transportation Board Revenue Bonds
10,000,000	5.000%, 5/15/2034	11,444,000
	Virginia Port Authority Port Facilities Revenue Refunding Bonds
2,000,000	5.000%, 7/1/2040	2,186,100

	Total Virginia	18,219,395

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
95

Municipal Bond Fund

Schedule of Investments as of January 31, 2012

(unaudited)

Principal Amount	Long-Term Fixed Income (98.2%)	Value

Washington (4.0%)
	Energy Northwest Columbia Generating Station Refunding Electric Revenue Bonds (NATL-RE Insured)
$1,000,000	5.750%, 7/1/2018, Series Ab	$1,022,250
	Franklin County, Washington, Pasco School District No. 1 Unlimited Tax General Obligation Bonds (NATL-RE Insured)
6,000,000	5.250%, 12/1/2022[b]	6,807,060
	FYI Properties Lease Revenue Bonds (State of Washington DIS)
2,500,000	5.500%, 6/1/2034	2,810,275
	Tobacco Settlement Authority Tobacco Settlement Asset- Backed Bonds
7,005,000	6.500%, 6/1/2026	7,316,793
	Washington Economic Development Finance Authority Lease Revenue Bonds (Washington Biomedical Research Properties II) (NATL-RE Insured)
5,620,000	5.000%, 6/1/2030[b]	6,010,759
	Washington General Obligation Bonds
2,000,000	6.000%, 6/1/2012, Series B & AT-7	2,038,520
10,000	5.750%, 10/1/2012, Series 93Aa	10,366
665,000	5.750%, 10/1/2012, Series 93A	689,598
4,135,000	6.750%, 2/1/2015, Series A	4,519,969
	Washington General Obligation Bonds (AGM Insured)
5,000,000	5.000%, 7/1/2021, Series 2007Ab	5,811,550
	Washington Health Care Facilities Authority Revenue Bonds
2,500,000	5.250%, 12/1/2030	2,596,425
5,000,000	5.250%, 10/1/2032, Series A	5,567,450
	Washington Health Care Facilities Authority Revenue Bonds (Kadlec Medical Center) (AGM Insured)
1,000,000	5.000%, 12/1/2030, Series Ab	1,042,560
	Washington Health Care Facilities Authority Revenue Bonds (Seattle Cancer Care Alliance)
5,000,000	7.375%, 3/1/2038	5,836,450
	Washington Higher Education Facilities Authority Refunding Revenue Bonds (Gonzaga University)
5,325,000	5.000%, 4/1/2029, Series B	5,767,188

Principal Amount	Long-Term Fixed Income (98.2%)	Value

Washington (4.0%) - continued
	Washington Higher Education Facilities Authority Revenue and Refunding Revenue Bonds (Whitworth University)
$1,290,000	5.875%, 10/1/2034	$1,361,853
1,000,000	5.625%, 10/1/2040	1,027,130

	Total Washington	60,236,196

Wisconsin (1.8%)
	Kaukauna, Wisconsin Electric System Revenue Bonds (AGM Insured)
3,000,000	5.000%, 12/15/2035, Series Ab	3,137,760
	Monroe, Wisconsin Redevelopment Authority Development Revenue Bonds (Monroe Clinic, Inc.)
3,500,000	5.875%, 2/15/2039	3,858,225
	Wisconsin Health and Educational Facilities Authority Revenue and Refunding Bonds (Wheaton Franciscan Services, Inc.)
6,000,000	5.750%, 8/15/2025[a]	6,071,160
	Wisconsin Health and Educational Facilities Authority Revenue Bonds (Blood Center of Southeastern Wisconsin, Inc.)
2,000,000	5.750%, 6/1/2034	2,101,480
	Wisconsin Health and Educational Facilities Authority Revenue Bonds (Eagle River Memorial Hospital, Inc.) (Radian Insured)
920,000	5.750%, 8/15/2020[b]	930,700
	Wisconsin Health and Educational Facilities Authority Revenue Bonds (Marshfield Clinic)
2,000,000	6.000%, 2/15/2025, Series B	2,002,560
	Wisconsin Health and Educational Facilities Authority Revenue Bonds (Thedacare, Inc.)
5,300,000	5.500%, 12/15/2038, Series A	5,724,053
	Wisconsin Health and Educational Facilities Authority Revenue Bonds (Watertown Memorial Hospital, Inc.) (Radian Insured)
2,000,000	5.500%, 8/15/2029[b]	2,006,100
	Wisconsin Health and Educational Facilities Authority Revenue Refunding Bonds (Marquette University)
1,000,000	5.000%, 10/1/2033, Series B-1	1,088,920

	Total Wisconsin	26,920,958

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
96

Municipal Bond Fund

Schedule of Investments as of January 31, 2012

(unaudited)

Principal Amount	Long-Term Fixed Income (98.2%)	Value

Wyoming (1.3%)
	Lincoln County, Wyoming Pollution Control Revenue Bonds (Exxon)
$9,085,000	0.030%, 11/1/2014, Series C	$9,085,000
225,000	0.120%, 11/1/2014, Series B	225,000
	Wyoming Municipal Power Agency Power Supply System Revenue Bonds
3,270,000	5.375%, 1/1/2042, Series A	3,504,491
	Wyoming State Farm Loan Board Capital Facilities Refunding Revenue Bonds
5,825,000	5.750%, 10/1/2020	6,842,453

	Total Wyoming	19,656,944

	Total Long-Term Fixed Income (cost $1,347,116,476)	1,485,613,610

Principal Amount	Short-Term Investments (1.0%)[f]	Value

	Federal Home Loan Bank Discount Notes
3,000,000	0.010%, 2/3/2012[g]	2,999,998
	Federal Home Loan Mortgage Corporation Discount Notes
2,500,000	0.015%, 3/12/2012[g]	2,499,958
	Federal National Mortgage Association Discount Notes
10,000,000	0.020%, 2/29/2012[g]	9,999,845

	Total Short-Term Investments (at amortized cost)	15,499,801

	Total Investments (cost $1,362,616,277) 99.2%	$1,501,113,411

	Other Assets and Liabilities, Net 0.8%	12,393,695

	Total Net Assets 100.0%	$1,513,507,106

a	Denotes securities that have been pre-refunded or escrowed to maturity. Under such an arrangement, money is deposited into an irrevocable escrow account and is used to purchase U.S. Treasury securities or government agency securities with maturing principal and interest earnings sufficient to pay all debt service requirements of the pre-refunded bonds.
b	To reduce certain risks associated with securities issued by municipalities, which may include but are not limited to economic development in a specific industry or municipality, the principal and/or interest payments are guaranteed by the bond insurance company or government agency identified.
c	Denotes step coupon securities. Step coupon securities pay an initial coupon rate for the first period and then different coupon rates for following periods. The rate shown is as of January 31, 2012.
d	Denotes restricted securities. Restricted securities are investment securities which have been deemed illiquid and cannot be offered for public sale without first being registered under the Securities Act of 1933. The following table indicates the acquisition date and cost of restricted securities Municipal Bond Fund owned as of January 31, 2012.

Security	Acquisition Date	Cost
Regional Transit Authority, Louisiana Sales Tax Revenue Refunding Bonds (NATL-RE FGIC Insured)	1/21/2000	$2,650,290

e	Denotes variable rate securities. Variable rate securities are securities whose yields vary with a designated market index or market rate. The rate shown is as of January 31, 2012.
f	The interest rate shown reflects the yield, coupon rate or the discount rate at the date of purchase.
g	Denotes investments that benefit from credit enhancement or liquidity support provided by a third party bank, institution or government.

    Definitions:

ACA	-	American Capital Access Holding, Ltd.
AGM	-	Assured Guaranty Municipal Corporation
AMBAC	-	American Municipal Bond Insurance Corporation
AMT	-	Subject to Alternative Minimum Tax
BNY	-	The Bank of New York Mellon Corporation
CBI	-	Customer Bought Insurance
CR -		Custodial Receipts
FGIC	-	Financial Guaranty Insurance Company
FHA		Federal Housing Administration
FNMA	-	Federal National Mortgage Association
FSA	-	Financial Security Assurance, Inc.
GNMA	-	Government National Mortgage Association
IBC	-	Insured Bond Certificate
NATL-RE	-	National Public Finance Guarantee Corporation
PSF-GTD	-	Public School Fund Guaranteed
Q-SBLF	-	Qualified School Bond Loan Fund
Radian	-	Radian Guaranty, Inc.
TCRS	-	Temporary Custodial Receipts
VA MTGS	-	Department of Veterans’ Affairs - Mortgages
XLCA	-	XL Capital Assurance

Unrealized Appreciation (Depreciation)

Gross unrealized appreciation and depreciation of investments,based on cost for federal income tax purposes, were as follows:
Gross unrealized appreciation	$140,475,559
Gross unrealized depreciation	(1,978,425)

Net unrealized appreciation (depreciation)	$138,497,134

Cost for federal income tax purposes	$1,362,616,277

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
97

Municipal Bond Fund

Schedule of Investments as of January 31, 2012

(unaudited)

Fair Valuation Measurements

The following table is a summary of the inputs used, as of January 31, 2012, in valuing Municipal Bond Fund’s assets carried at fair value.

Investments in Securities	Total	Level 1	Level 2	Level 3
Long-Term Fixed Income
Education	164,202,554	–	164,202,554	–
Electric Revenue	75,845,771	–	75,845,771	–
Escrowed/Pre-refunded	128,055,151	–	128,055,151	–
General Obligation	275,442,325	–	275,442,325	–
Health Care	192,663,771	–	192,663,771	–
Housing Finance	10,868,999	–	10,868,999	–
Industrial Development Revenue	68,036,842	–	68,036,842	–
Other Revenue	225,201,572	–	225,201,572	–
Tax Revenue	88,750,274	–	88,750,274	–
Transportation	180,853,031	–	180,853,031	–
Water & Sewer	75,693,320	–	75,693,320	–
Short-Term Investments	15,499,801	–	15,499,801	–

Total	$1,501,113,411	$–	$1,501,113,411	$–

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
98

Income Fund

Schedule of Investments as of January 31, 2012

(unaudited)

Principal Amount	Bank Loans (1.2%)[a]	Value

Capital Goods (<0.1%)
	Transdigm Group, Inc., Term Loan
$366,300	4.000%, 2/14/2017	$365,340

	Total Capital Goods	365,340

Communications Services (0.2%)
	Atlantic Broadband Finance, LLC, Term Loan
770,337	4.000%, 3/8/2016	765,360
	Charter Communications Operating, LLC, Term Loan
20,187	7.250%, 3/6/2014	20,173
	Lamar Media Corporation, Term Loan
414,753	4.000%, 12/30/2016	414,234

	Total Communications Services	1,199,767

Consumer Cyclical (0.2%)
	Chrysler Group, LLC, Term Loan
1,432,800	6.000%, 5/24/2017	1,401,665

	Total Consumer Cyclical	1,401,665

Consumer Non-Cyclical (0.1%)
	Dole Food Company, Term Loan
126,420	5.043%, 7/8/2018	126,510
	Michael Foods, Inc., Term Loan
720,357	4.250%, 2/25/2018	719,010
	Solvest, Ltd., Term Loan
234,780	5.029%, 7/8/2018	234,947

	Total Consumer Non-Cyclical	1,080,467

Energy (0.1%)
	MEG Energy Corporation, Term Loan
897,750	4.000%, 3/18/2018	896,251

	Total Energy	896,251

Financials (0.1%)
	Springleaf Financial Funding Company, Term Loan
925,000	5.500%, 5/10/2017	859,094

	Total Financials	859,094

Technology (0.3%)
	Freescale Semiconductor, Term Loan
939,430	4.545%, 12/1/2016	917,250
	Intelsat Jackson Holdings SA, Term Loan
1,101,675	5.250%, 4/2/2018	1,100,298
	Syniverse Holdings, Inc., Term Loan
178,200	5.250%, 12/21/2017	178,423

	Total Technology	2,195,971

Principal Amount	Bank Loans (1.2%)[a]	Value

Transportation (0.2%)
	Delta Air Lines, Inc., Term Loan
$1,442,750	5.500%, 4/20/2017	$1,404,517
	Total Transportation	1,404,517

	Total Bank Loans (cost $9,481,040)	9,403,072

Principal Amount	Long-Term Fixed Income (97.1%)	Value
Asset-Backed Securities (1.2%)
	Carrington Mortgage Loan Trust
1,100,000	0.426%, 8/25/2036[b]	280,139
	Countrywide Asset-Backed Certificates
681,821	5.549%, 8/25/2021[c]	596,170
	First Horizon ABS Trust
1,170,707	0.436%, 10/25/2034[b,c]	742,138
	GMAC Mortgage Corporation Loan Trust
2,900,319	0.456%, 8/25/2035[b,c]	1,845,339
3,189,989	0.456%, 12/25/2036[b,c]	1,967,713
	GSAMP Trust
2,901,977	0.356%, 8/25/2036[b]	2,641,736
	IndyMac Seconds Asset-Backed Trust
1,547,609	0.446%, 10/25/2036[b,c]	284,711
	Renaissance Home Equity Loan Trust
1,988,787	5.746%, 5/25/2036	907,191
1,400,000	6.011%, 5/25/2036	558,292

	Total Asset-Backed Securities	9,823,429

Basic Materials (5.1%)
	AbitibiBowater, Inc.
1,148,000	10.250%, 10/15/2018[d]	1,294,370
	Alcoa, Inc.
1,430,000	5.720%, 2/23/2019	1,527,832
675,000	6.150%, 8/15/2020	736,992
1,000,000	6.750%, 1/15/2028	1,057,251
	ArcelorMittal
1,500,000	9.000%, 2/15/2015	1,716,917
2,250,000	5.250%, 8/5/2020	2,199,654
	Arch Coal, Inc.
1,170,000	7.000%, 6/15/2019[d]	1,172,925
	CF Industries, Inc.
2,380,000	6.875%, 5/1/2018	2,760,800
	Cliffs Natural Resources, Inc.
1,800,000	4.875%, 4/1/2021	1,856,390
	Domtar Corporation
1,100,000	7.125%, 8/15/2015	1,210,000
	Dow Chemical Company
1,750,000	5.900%, 2/15/2015	1,972,040
1,130,000	8.550%, 5/15/2019	1,497,925
2,150,000	4.250%, 11/15/2020	2,295,417
880,000	5.250%, 11/15/2041	956,491
	Ecolab, Inc.
925,000	3.000%, 12/8/2016	978,012
	FMG Resources Property, Ltd.
1,110,000	7.000%, 11/1/2015[d]	1,146,075
370,000	8.250%, 11/1/2019[d]	396,825
	Georgia-Pacific, LLC
2,020,000	5.400%, 11/1/2020[d]	2,283,458

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
99

Income Fund

Schedule of Investments as of January 31, 2012

(unaudited)

Principal Amount	Long-Term Fixed Income (97.1%)	Value
Basic Materials (5.1%) - continued
	International Paper Company
$1,500,000	7.500%, 8/15/2021	$1,908,062
350,000	4.750%, 2/15/2022	378,338
750,000	7.300%, 11/15/2039	939,741
	Lyondell Chemical Company
563,982	11.000%, 5/1/2018	617,560
	LyondellBasell Industries NV
180,000	6.000%, 11/15/2021[d]	195,750
	NOVA Chemicals Corporation
750,000	8.625%, 11/1/2019	851,250
	Novelis, Inc.
1,080,000	8.375%, 12/15/2017	1,185,300
	Rio Tinto Finance USA, Ltd.
1,965,000	6.500%, 7/15/2018	2,475,731
1,100,000	3.500%, 11/2/2020	1,153,796
	Teck Resources, Ltd.
827,000	10.250%, 5/15/2016	950,223
	Vale Overseas, Ltd.
1,875,000	6.875%, 11/10/2039	2,221,530
	Weyerhaeuser Company
1,430,000	7.375%, 3/15/2032	1,559,016

	Total Basic Materials	41,495,671

Capital Goods (2.8%)
	BAE Systems plc
2,120,000	4.750%, 10/11/2021[d]	2,228,461
	Ball Corporation
1,060,000	5.750%, 5/15/2021	1,139,500
	Boeing Capital Corporation
900,000	2.125%, 8/15/2016	936,582
	Case New Holland, Inc.
750,000	7.750%, 9/1/2013	811,875
1,225,000	7.875%, 12/1/2017	1,411,813
	Caterpillar Financial Services Corporation
1,400,000	1.125%, 12/15/2014	1,411,712
	CNH Capital, LLC
250,000	6.250%, 11/1/2016[d]	267,500
	CRH America, Inc.
1,000,000	4.125%, 1/15/2016	1,009,569
1,100,000	8.125%, 7/15/2018	1,286,765
	Crown Americas, LLC
1,460,000	7.625%, 5/15/2017	1,606,000
	John Deere Capital Corporation
1,700,000	5.350%, 4/3/2018	2,002,452
	L-3 Communications Corporation
1,750,000	3.950%, 11/15/2016	1,810,797
	Lockheed Martin Corporation
1,425,000	3.350%, 9/15/2021	1,447,977
	Republic Services, Inc.
370,000	5.500%, 9/15/2019	426,998
900,000	5.000%, 3/1/2020	1,017,636
1,300,000	5.250%, 11/15/2021	1,492,366
	Sealed Air Corporation
710,000	8.375%, 9/15/2021[d]	798,750
	Textron, Inc.
1,500,000	6.200%, 3/15/2015	1,609,725

	Total Capital Goods	22,716,478

Principal Amount	Long-Term Fixed Income (97.1%)	Value
Collateralized Mortgage Obligations (1.5%)
	Banc of America Mortgage Securities, Inc.
$3,273,937	2.754%, 9/25/2035[b]	$2,573,298
	Bear Stearns Mortgage Funding Trust
504,804	0.556%, 8/25/2036[b]	142,860
	CitiMortgage Alternative Loan Trust
1,803,118	5.750%, 4/25/2037	1,197,826
	Countrywide Alternative Loan Trust
2,478,235	6.000%, 1/25/2037	1,638,341
	HomeBanc Mortgage Trust
1,729,818	2.222%, 4/25/2037	971,821
	Merrill Lynch Mortgage Investors, Inc.
2,411,481	5.615%, 6/25/2035	1,942,410
	Wachovia Mortgage Loan Trust, LLC
2,195,232	2.792%, 5/20/2036[b]	1,455,726
	Washington Mutual Alternative Mortgage Pass-Through Certificates
3,366,717	0.947%, 2/25/2047[b]	1,349,838
	Washington Mutual Mortgage Pass-Through Certificates
1,363,240	0.566%, 10/25/2045[b]	1,022,600

	Total Collateralized Mortgage Obligations	12,294,720

Commercial Mortgage-Backed Securities (2.9%)
	Banc of America Commercial Mortgage, Inc.
1,800,000	5.817%, 4/10/2049	1,741,234
	Bear Stearns Commercial Mortgage Securities, Inc.
1,289,262	0.435%, 3/15/2022[b,d]	1,262,854
2,500,000	5.331%, 2/11/2044	2,684,207
	Citigroup/Deutsche Bank Commercial Mortgage
1,300,000	5.322%, 12/11/2049	1,416,683
	Commercial Mortgage Pass- Through Certificates
4,000,000	0.415%, 12/15/2020[b,d]	3,582,704
	Credit Suisse First Boston Mortgage Securities
1,800,000	5.542%, 1/15/2049	1,943,917
	Credit Suisse Mortgage Capital Certificates
1,679,102	0.455%, 10/15/2021[b,d]	1,564,646
2,500,000	5.467%, 9/15/2039	2,711,227
	Morgan Stanley Capital, Inc.
1,800,000	5.406%, 3/15/2044	1,692,511
	Wachovia Bank Commercial Mortgage Trust
5,000,000	0.410%, 9/15/2021[b,e]	4,481,160

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
100

Income Fund

Schedule of Investments as of January 31, 2012

(unaudited)

Principal Amount	Long-Term Fixed Income (97.1%)	Value
Commercial Mortgage-Backed Securities (2.9%) - continued
	WaMu Commercial Mortgage Securities Trust
$24,516	3.830%, 1/25/2035[d]	$24,599

	Total Commercial Mortgage- Backed Securities	23,105,742

Communications Services (8.9%)
	Alltel Corporation
2,350,000	7.000%, 3/15/2016	2,841,970
	America Movil SAB de CV
710,000	2.375%, 9/8/2016	719,099
2,200,000	5.000%, 3/30/2020	2,476,555
	American Tower Corporation
1,200,000	4.625%, 4/1/2015	1,256,574
750,000	4.500%, 1/15/2018	766,040
	AT&T, Inc.
2,900,000	4.450%, 5/15/2021	3,244,888
1,245,000	5.550%, 8/15/2041	1,441,663
	Cablevision Systems Corporation
700,000	8.625%, 9/15/2017	780,500
	CBS Corporation
750,000	8.875%, 5/15/2019	987,089
700,000	7.875%, 9/1/2023	888,448
	CCO Holdings, LLC
1,120,000	7.250%, 10/30/2017	1,206,800
720,000	7.000%, 1/15/2019	765,000
	Cellco Partnership/Verizon Wireless Capital, LLC
1,400,000	8.500%, 11/15/2018	1,951,713
	CenturyLink, Inc.
1,480,000	5.150%, 6/15/2017	1,489,484
	Clear Channel Worldwide Holdings, Inc.
1,830,000	9.250%, 12/15/2017	2,017,575
	Comcast Corporation
1,100,000	6.300%, 11/15/2017	1,323,664
1,100,000	5.700%, 5/15/2018	1,290,117
1,300,000	6.400%, 5/15/2038	1,584,133
	Cox Communications, Inc.
1,100,000	9.375%, 1/15/2019[d]	1,479,128
1,500,000	8.375%, 3/1/2039[d]	2,047,538
	Crown Castle Towers, LLC
2,950,000	4.174%, 8/15/2017[d]	3,035,585
	CSC Holdings, Inc.
710,000	7.625%, 7/15/2018	788,100
	DIRECTV Holdings, LLC/DIRECTV Financing Company, Inc.
2,125,000	5.000%, 3/1/2021	2,337,332
	Discovery Communications, LLC
1,080,000	4.375%, 6/15/2021	1,167,969
	Dish DBS Corporation
1,055,000	6.750%, 6/1/2021	1,149,950
	EH Holding Corporation
1,780,000	6.500%, 6/15/2019[d]	1,853,425
	Embarq Corporation
1,400,000	7.082%, 6/1/2016	1,563,262
	Intelsat Jackson Holdings SA
710,000	7.250%, 4/1/2019[d]	741,950
1,100,000	7.500%, 4/1/2021[d]	1,155,000
	NBCUniversal Media, LLC
2,250,000	5.150%, 4/30/2020	2,577,110

Principal Amount	Long-Term Fixed Income (97.1%)	Value
Communications Services (8.9%) - continued
	News America, Inc.
$1,100,000	7.625%, 11/30/2028	$1,309,752
1,350,000	6.400%, 12/15/2035	1,543,677
	NII Capital Corporation
1,100,000	8.875%, 12/15/2019	1,185,250
	Qwest Communications International, Inc.
1,820,000	7.125%, 4/1/2018	1,947,400
	Qwest Corporation
400,000	8.375%, 5/1/2016	465,770
1,800,000	6.500%, 6/1/2017	2,022,050
	Rogers Communications, Inc.
1,420,000	8.750%, 5/1/2032	1,908,790
	SBA Tower Trust
2,000,000	5.101%, 4/15/2017[d]	2,143,600
	Telefonica SA
720,000	5.877%, 7/15/2019	738,418
	Telemar Norte Leste SA
2,200,000	5.500%, 10/23/2020[d]	2,197,250
	Time Warner Cable, Inc.
1,500,000	8.250%, 4/1/2019	1,933,013
1,450,000	6.750%, 6/15/2039	1,742,229
	Time Warner Entertainment Company, LP
1,150,000	8.375%, 3/15/2023	1,541,891
	UPCB Finance VI, Ltd.
1,400,000	6.875%, 1/15/2022[d,f]	1,400,000
	Verizon Communications, Inc.
1,400,000	3.500%, 11/1/2021	1,464,273
	Virgin Media Finance plc
1,480,000	9.500%, 8/15/2016	1,672,400

	Total Communications Services	72,143,424

Consumer Cyclical (5.2%)
	American Honda Finance Corporation
2,600,000	3.875%, 9/21/2020[d]	2,704,689
	Chrysler Group, LLC
710,000	8.000%, 6/15/2019[d,g]	681,600
	Daimler Finance North America, LLC
1,240,000	3.875%, 9/15/2021[d]	1,262,014
	FireKeepers Development Authority
760,000	13.875%, 5/1/2015[d]	855,950
	Ford Motor Credit Company, LLC
2,100,000	3.875%, 1/15/2015	2,123,743
1,070,000	7.000%, 4/15/2015	1,177,000
1,750,000	4.250%, 2/3/2017	1,754,375
370,000	6.625%, 8/15/2017	413,939
	Home Depot, Inc.
2,100,000	5.875%, 12/16/2036	2,616,936
	Hyatt Hotels Corporation
1,900,000	5.750%, 8/15/2015[d]	2,034,959
	Hyundai Motor Manufacturing Czech
1,475,000	4.500%, 4/15/2015[d]	1,526,168
	Johnson Controls, Inc.
1,850,000	5.250%, 12/1/2041	1,992,389
	KIA Motors Corporation
1,740,000	3.625%, 6/14/2016[d]	1,733,964

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
101

Income Fund

Schedule of Investments as of January 31, 2012

(unaudited)

Principal Amount	Long-Term Fixed Income (97.1%)	Value

Consumer Cyclical (5.2%) - continued
	Macy’s Retail Holdings, Inc.
$1,930,000	7.875%, 7/15/2015	$2,267,459
1,790,000	7.450%, 7/15/2017	2,184,584
	MGM Resorts International
720,000	11.125%, 11/15/2017	819,000
	Peninsula Gaming, LLC
270,000	10.750%, 8/15/2017	290,925
	RCI Banque SA
1,275,000	4.600%, 4/12/2016[d]	1,217,272
	Sheraton Holding Corporation
710,000	7.375%, 11/15/2015	809,400
	Starwood Hotels & Resorts Worldwide, Inc.
1,150,000	6.750%, 5/15/2018	1,319,625
	Time Warner, Inc.
700,000	4.000%, 1/15/2022	739,192
1,400,000	7.700%, 5/1/2032	1,858,210
	Toll Brothers Finance Corporation
1,000,000	6.750%, 11/1/2019	1,098,085
	Toys R Us Property Company II, LLC
1,430,000	8.500%, 12/1/2017	1,531,887
	Viacom, Inc.
1,600,000	3.875%, 12/15/2021	1,683,227
	Wal-Mart Stores, Inc.
2,000,000	5.250%, 9/1/2035	2,358,898
	West Corporation
920,000	7.875%, 1/15/2019	963,700
	Wyndham Worldwide Corporation
1,120,000	6.000%, 12/1/2016	1,242,743
730,000	5.625%, 3/1/2021	770,896

	Total Consumer Cyclical	42,032,829

Consumer Non-Cyclical (7.7%)
	Altria Group, Inc.
1,000,000	9.700%, 11/10/2018	1,377,199
905,000	4.750%, 5/5/2021	1,000,973
1,500,000	9.950%, 11/10/2038	2,320,756
	Anheuser-Busch InBev Worldwide, Inc.
1,450,000	5.375%, 1/15/2020	1,717,393
1,475,000	5.000%, 4/15/2020	1,714,273
	Aristotle Holding, Inc.
2,475,000	4.750%, 11/15/2021[d]	2,619,015
	Beam, Inc.
485,000	6.375%, 6/15/2014	529,234
127,000	5.375%, 1/15/2016	140,847
827,000	5.875%, 1/15/2036	861,225
	Biomet, Inc.
1,475,000	10.000%, 10/15/2017	1,593,000
	Boston Scientific Corporation
2,200,000	4.500%, 1/15/2015	2,347,121
	Bunge Limited Finance Corporation
1,265,000	5.100%, 7/15/2015	1,348,580
900,000	4.100%, 3/15/2016	942,992
	Cargill, Inc.
1,050,000	3.250%, 11/15/2021[d]	1,062,811
	Celgene Corporation
1,500,000	3.950%, 10/15/2020	1,558,871
	Community Health Systems, Inc.
1,036,000	8.875%, 7/15/2015[g]	1,077,440

Principal Amount	Long-Term Fixed Income (97.1%)	Value

Consumer Non-Cyclical (7.7%) - continued
$1,060,000	8.000%, 11/15/2019[d,g]	$1,087,825
	DJO Finance, LLC/DJO Finance Corporation
360,000	7.750%, 4/15/2018	267,750
	Endo Pharmaceuticals Holdings, Inc.
780,000	7.000%, 7/15/2019	846,300
	Energizer Holdings, Inc.
1,000,000	4.700%, 5/19/2021[d]	1,073,596
	Express Scripts, Inc.
1,265,000	3.125%, 5/15/2016	1,309,353
	Fresenius Medical Care US Finance II, Inc.
390,000	5.625%, 7/31/2019[d]	400,238
	Fresenius Medical Care US Finance, Inc.
710,000	6.500%, 9/15/2018[d]	761,475
	Grupo Bimbo SAB de CV
1,050,000	4.500%, 1/25/2022[d]	1,071,670
	Hasbro, Inc.
1,750,000	6.350%, 3/15/2040	1,931,981
	HCA, Inc.
1,510,000	8.500%, 4/15/2019	1,676,100
730,000	7.250%, 9/15/2020	785,662
180,000	7.500%, 2/15/2022	192,600
	JBS Finance II, Ltd.
750,000	8.250%, 1/29/2018[e]	731,250
	JBS USA, LLC
700,000	8.250%, 2/1/2020[d]	705,250
	Kinetic Concepts, Inc./KCI USA, Inc.
1,060,000	10.500%, 11/1/2018[d]	1,081,200
	Kraft Foods, Inc.
1,300,000	6.125%, 2/1/2018	1,552,762
1,800,000	5.375%, 2/10/2020	2,102,134
	Life Technologies Corporation
2,115,000	6.000%, 3/1/2020	2,388,260
	Mylan, Inc.
2,145,000	7.875%, 7/15/2020[d]	2,380,950
	Pernod-Ricard SA
2,650,000	2.950%, 1/15/2017[d]	2,697,610
	Philip Morris International, Inc.
2,475,000	2.900%, 11/15/2021	2,527,101
	Roche Holdings, Inc.
1,790,000	6.000%, 3/1/2019[d]	2,203,980
	SABMiller Holdings, Inc.
885,000	2.450%, 1/15/2017[d]	904,055
885,000	3.750%, 1/15/2022[d]	921,282
	Safeway, Inc.
925,000	3.400%, 12/1/2016	958,735
	Tenet Healthcare Corporation
1,120,000	8.875%, 7/1/2019	1,267,000
	Teva Pharmaceutical Finance IV BV
2,275,000	3.650%, 11/10/2021	2,406,463
	Tyson Foods, Inc.
2,160,000	6.850%, 4/1/2016	2,408,400
	Valeant Pharmaceuticals International
1,770,000	6.875%, 12/1/2018[d]	1,812,038

	Total Consumer Non-Cyclical	62,664,750

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
102

Income Fund

Schedule of Investments as of January 31, 2012

(unaudited)

Principal Amount	Long-Term Fixed Income (97.1%)	Value

Energy (10.6%)
	Anadarko Petroleum Corporation
$1,600,000	6.375%, 9/15/2017	$1,892,486
1,060,000	6.450%, 9/15/2036	1,266,007
	BG Energy Capital plc
925,000	4.000%, 10/15/2021[d]	991,520
	BP Capital Markets plc
1,750,000	2.248%, 11/1/2016	1,791,018
1,975,000	4.500%, 10/1/2020	2,211,571
1,100,000	4.742%, 3/11/2021	1,262,615
	Canadian Natural Resources, Ltd.
1,225,000	3.450%, 11/15/2021	1,294,416
	CenterPoint Energy Resources Corporation
3,650,000	6.125%, 11/1/2017	4,255,739
	CNPC HK Overseas Capital, Ltd.
1,630,000	5.950%, 4/28/2041[d]	1,836,505
	Concho Resources, Inc.
720,000	6.500%, 1/15/2022	774,000
	Devon Energy Corporation
1,100,000	5.600%, 7/15/2041	1,308,779
	El Paso Pipeline Partners Operating Company, LLC
710,000	5.000%, 10/1/2021	742,957
	Enbridge Energy Partners, LP
550,000	5.200%, 3/15/2020	614,558
2,200,000	8.050%, 10/1/2037[g]	2,369,734
	Energy Transfer Partners, LP
2,880,000	6.700%, 7/1/2018	3,280,700
1,500,000	4.650%, 6/1/2021	1,531,347
1,000,000	5.200%, 2/1/2022	1,056,026
	Enterprise Products Operating, LLC
1,400,000	7.034%, 1/15/2068	1,480,500
2,250,000	6.300%, 9/15/2017	2,656,447
	EQT Corporation
800,000	8.125%, 6/1/2019	938,115
	Gazprom OAO Via Gaz Capital SA
1,750,000	4.950%, 5/23/2016[d]	1,791,563
	Harvest Operations Corporation
700,000	6.875%, 10/1/2017[d]	738,500
	Inergy, LP
370,000	6.875%, 8/1/2021	353,350
	Key Energy Services, Inc.
1,175,000	6.750%, 3/1/2021	1,204,375
	Kinder Morgan Energy Partners, LP
730,000	3.500%, 3/1/2016	767,948
750,000	5.950%, 2/15/2018	861,851
1,900,000	5.800%, 3/1/2021	2,142,096
	Linn Energy, LLC
1,750,000	7.750%, 2/1/2021	1,885,625
	Marathon Oil Corporation
1,273,000	5.900%, 3/15/2018	1,508,238
	Markwest Energy Partners, LP/Markwest Energy Finance Corporation
1,090,000	6.500%, 8/15/2021	1,169,025
700,000	6.250%, 6/15/2022	743,750
	Nabors Industries, Inc.
1,425,000	4.625%, 9/15/2021[d]	1,454,996
	Newfield Exploration Company
710,000	6.625%, 4/15/2016	729,525
390,000	5.750%, 1/30/2022	414,375

Principal Amount	Long-Term Fixed Income (97.1%)	Value

Energy (10.6%) - continued
	Nexen, Inc.
$1,090,000	7.400%, 5/1/2028	$1,276,828
	Noble Energy, Inc.
1,900,000	8.250%, 3/1/2019	2,406,268
730,000	6.000%, 3/1/2041	839,999
	ONEOK Partners, LP
1,750,000	6.850%, 10/15/2037	2,200,454
	Peabody Energy Corporation
440,000	6.000%, 11/15/2018[d]	453,200
	Petrobras International Finance Company
1,200,000	5.750%, 1/20/2020	1,285,841
1,825,000	5.375%, 1/27/2021	1,912,501
	Pioneer Natural Resources Company
1,500,000	6.875%, 5/1/2018	1,726,794
	Plains All American Pipeline, LP
1,850,000	6.500%, 5/1/2018	2,174,529
	Plains Exploration & Production Company
1,130,000	8.625%, 10/15/2019	1,271,250
	Rowan Companies, Inc.
2,550,000	5.000%, 9/1/2017	2,707,564
	SandRidge Energy, Inc.
550,000	7.500%, 3/15/2021	558,250
	Schlumberger Investment SA
1,065,000	3.300%, 9/14/2021[d]	1,109,224
	Southwestern Energy Company
1,000,000	7.500%, 2/1/2018	1,171,250
	Spectra Energy Partners, LP
1,800,000	4.600%, 6/15/2021	1,904,663
	Suncor Energy, Inc.
2,290,000	6.100%, 6/1/2018	2,775,455
	Transocean, Inc.
1,300,000	5.050%, 12/15/2016	1,392,919
1,080,000	7.375%, 4/15/2018	1,221,877
	Valero Energy Corporation
1,875,000	6.125%, 2/1/2020	2,137,896
	Weatherford International, Inc.
1,300,000	6.350%, 6/15/2017	1,483,810
	Weatherford International, Ltd.
2,500,000	6.000%, 3/15/2018	2,830,913
	Woodside Finance, Ltd.
1,875,000	4.500%, 11/10/2014[d]	1,973,130

	Total Energy	86,134,872

Financials (26.9%)
	Abbey National Capital Trust I
1,910,000	8.963%, 12/29/2049[h]	1,699,900
	Aegon NV
1,400,000	2.153%, 7/29/2049[b,h]	710,430
	Ally Financial, Inc.
1,100,000	4.500%, 2/11/2014	1,099,868
930,000	7.500%, 9/15/2020	997,425
	American Express Credit Corporation
2,825,000	2.800%, 9/19/2016	2,889,003
	American International Group, Inc.
1,775,000	4.250%, 9/15/2014	1,783,266
1,750,000	6.400%, 12/15/2020	1,903,493
	Associated Banc Corporation
1,820,000	5.125%, 3/28/2016	1,937,561

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
103

Income Fund

Schedule of Investments as of January 31, 2012

(unaudited)

Principal Amount	Long-Term Fixed Income (97.1%)	Value

Financials (26.9%) - continued
	Associates Corporation of North America
$2,200,000	6.950%, 11/1/2018	$2,448,010
	AXA SA
2,600,000	6.463%, 12/14/2018[d,h]	1,911,000
	Axis Specialty Finance, LLC
1,750,000	5.875%, 6/1/2020	1,822,394
	Banco do Brasil SA
1,445,000	5.875%, 1/26/2022[d]	1,450,058
1,050,000	9.250%, 10/31/2049[d,h]	1,137,591
	Bank of America Corporation
1,800,000	6.500%, 8/1/2016	1,919,320
1,420,000	5.625%, 10/14/2016	1,467,969
1,700,000	5.750%, 12/1/2017	1,750,568
2,220,000	7.625%, 6/1/2019	2,509,124
1,400,000	5.700%, 1/24/2022	1,450,173
	Bank of Nova Scotia
2,145,000	2.150%, 8/3/2016[d]	2,202,525
	BBVA International Preferred SA Unipersonal
1,850,000	5.919%, 12/29/2049[g,h]	1,333,297
	Bear Stearns Companies, LLC
1,200,000	4.650%, 7/2/2018	1,265,156
	Berkshire Hathaway, Inc.
1,785,000	3.750%, 8/15/2021	1,890,103
	Blackstone Holdings Finance Company, LLC
1,860,000	5.875%, 3/15/2021[d]	1,843,197
	Boston Properties, LP
2,250,000	5.875%, 10/15/2019	2,598,957
	Capital One Capital V
1,075,000	10.250%, 8/15/2039	1,124,719
	Capital One Financial Corporation
930,000	6.150%, 9/1/2016	985,668
1,790,000	4.750%, 7/15/2021	1,884,088
	CIT Group, Inc.
550,000	5.250%, 4/1/2014[d]	559,625
1,902,313	7.000%, 5/1/2017	1,904,691
	Citigroup, Inc.
1,875,000	6.010%, 1/15/2015	2,036,719
2,700,000	4.750%, 5/19/2015	2,842,889
1,300,000	6.125%, 5/15/2018	1,428,495
1,450,000	8.500%, 5/22/2019	1,771,648
1,060,000	6.125%, 8/25/2036	1,022,822
	CME Group Index Services, LLC
1,400,000	4.400%, 3/15/2018[d]	1,487,735
	CNA Financial Corporation
2,225,000	7.350%, 11/15/2019	2,530,203
700,000	5.875%, 8/15/2020	736,945
	CommonWealth REIT
1,850,000	6.250%, 8/15/2016	1,970,949
	Cooperatieve Centrale Raiffeisen- Boerenleenbank BA
1,085,000	5.250%, 5/24/2041	1,190,376
710,000	11.000%, 12/29/2049[d,h]	878,625
	Corporacion Andina de Fomento
960,000	8.125%, 6/4/2019	1,173,688
	Credit Suisse of New York, Convertible
720,000	0.500%, 6/22/2018[i]	679,320
	Discover Bank
1,125,000	8.700%, 11/18/2019	1,330,606

Principal Amount	Long-Term Fixed Income (97.1%)	Value

Financials (26.9%) - continued
$1,300,000	7.000%, 4/15/2020[g]	$1,424,121
	DnB NOR Boligkreditt
2,600,000	2.900%, 3/29/2016[d]	2,682,631
	Eksportfinans ASA
1,750,000	2.375%, 5/25/2016	1,506,587
	Fairfax Financial Holdings, Ltd.
1,625,000	5.800%, 5/15/2021[d]	1,556,922
	Fifth Third Bancorp
1,790,000	0.983%, 12/20/2016[b]	1,618,889
1,700,000	5.450%, 1/15/2017	1,832,527
	Fifth Third Capital Trust IV
1,050,000	6.500%, 4/15/2067	1,042,125
	FUEL Trust
725,000	4.207%, 4/15/2016[d]	744,514
1,800,000	3.984%, 6/15/2016[d]	1,832,981
	GE Capital Trust I
2,500,000	6.375%, 11/15/2067	2,490,875
	General Electric Capital Corporation
1,100,000	6.000%, 8/7/2019	1,273,646
1,500,000	4.375%, 9/16/2020	1,568,000
900,000	5.300%, 2/11/2021	979,058
925,000	6.750%, 3/15/2032	1,107,675
	Goldman Sachs Group, Inc.
1,750,000	6.250%, 9/1/2017	1,921,115
1,650,000	5.950%, 1/18/2018	1,774,593
1,750,000	5.250%, 7/27/2021	1,748,169
1,325,000	5.750%, 1/24/2022	1,373,414
740,000	6.750%, 10/1/2037	732,787
	HCP, Inc.
450,000	3.750%, 2/1/2019	451,767
	Health Care Property Investors, Inc.
1,900,000	5.625%, 5/1/2017	2,050,136
	Health Care REIT, Inc.
1,800,000	6.125%, 4/15/2020	1,967,094
1,850,000	4.950%, 1/15/2021	1,900,575
	HSBC USA, Inc.
1,100,000	5.000%, 9/27/2020	1,107,302
	Huntington Bancshares, Inc.
1,650,000	7.000%, 12/15/2020	1,889,748
	Hutchinson Whampoa International 11, Ltd.
1,400,000	4.625%, 1/13/2022[d]	1,397,620
	Icahn Enterprises, LP
710,000	7.750%, 1/15/2016	738,400
700,000	8.000%, 1/15/2018[d]	726,250
	ING Bank NV
1,850,000	2.500%, 1/14/2016[d]	1,851,659
	International Lease Finance Corporation
900,000	5.750%, 5/15/2016	887,296
1,875,000	6.750%, 9/1/2016[d]	2,017,969
	J.P. Morgan Chase & Company
900,000	3.150%, 7/5/2016	913,717
700,000	4.500%, 1/24/2022	721,337
1,850,000	5.500%, 10/15/2040	1,957,859
1,800,000	7.900%, 4/29/2049[h]	1,949,778
	J.P. Morgan Chase Bank NA
1,785,000	5.875%, 6/13/2016	1,946,628
	J.P. Morgan Chase Capital XXV
900,000	6.800%, 10/1/2037	907,978

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
104

Income Fund

Schedule of Investments as of January 31, 2012

(unaudited)

Principal Amount	Long-Term Fixed Income (97.1%)	Value

Financials (26.9%) - continued
	KeyCorp
$2,425,000	5.100%, 3/24/2021	$2,636,351
	Kilroy Realty, LP
1,435,000	4.800%, 7/15/2018	1,449,680
	LBG Capital No. 1 plc
1,100,000	7.875%, 11/1/2020[d]	913,000
	Liberty Property, LP
1,830,000	5.500%, 12/15/2016	2,017,264
1,125,000	4.750%, 10/1/2020	1,160,897
	Marsh & McLennan Companies, Inc.
1,075,000	4.800%, 7/15/2021	1,203,521
	Merrill Lynch & Company, Inc.
1,950,000	6.875%, 4/25/2018	2,104,360
2,000,000	7.750%, 5/14/2038	2,104,214
	MetLife Capital Trust IV
300,000	7.875%, 12/15/2037[d]	320,250
	MetLife Capital Trust X
750,000	9.250%, 4/8/2038[d]	886,875
	Morgan Stanley
1,875,000	4.200%, 11/20/2014	1,895,182
1,420,000	5.375%, 10/15/2015	1,461,913
2,270,000	6.625%, 4/1/2018	2,391,906
1,100,000	5.625%, 9/23/2019	1,094,591
2,300,000	5.500%, 1/26/2020	2,270,220
	MUFG Capital Finance 1, Ltd.
1,920,000	6.346%, 7/29/2049[h]	1,995,147
	National Bank of Canada
2,110,000	2.200%, 10/19/2016[d]	2,164,216
	National City Bank
2,950,000	5.800%, 6/7/2017	3,323,744
	Nationwide Building Society
1,600,000	6.250%, 2/25/2020[d]	1,636,222
	Nordea Bank AB
1,830,000	4.875%, 5/13/2021[d]	1,725,611
	ORIX Corporation
2,550,000	5.000%, 1/12/2016	2,691,464
	PNC Financial Services Group, Inc.
1,090,000	6.750%, 7/29/2049[g,h]	1,127,790
	Preferred Term Securities XXIII, Ltd.
2,678,965	0.746%, 12/22/2036[b,e]	1,071,586
	ProLogis, LP
1,450,000	6.250%, 3/15/2017	1,598,052
1,070,000	6.875%, 3/15/2020	1,229,049
	Prudential Financial, Inc.
750,000	6.200%, 1/15/2015	830,734
1,875,000	5.375%, 6/21/2020	2,062,058
725,000	5.700%, 12/14/2036	758,590
825,000	6.200%, 11/15/2040	916,877
	QBE Capital Funding III, Ltd.
1,260,000	7.250%, 5/24/2041[d]	1,114,247
	Rabobank Capital Funding Trust II
1,249,000	5.260%, 12/29/2049[d,h]	1,199,212
	Regions Financial Corporation
1,825,000	5.750%, 6/15/2015	1,862,230
	Reinsurance Group of America, Inc.
2,100,000	5.625%, 3/15/2017	2,295,888
	Simon Property Group, LP
1,485,000	5.750%, 12/1/2015	1,676,996

Principal Amount	Long-Term Fixed Income (97.1%)	Value

Financials (26.9%) - continued
$ 750,000	10.350%, 4/1/2019	$1,057,468
	SLM Corporation
1,800,000	5.000%, 10/1/2013	1,836,000
1,700,000	5.375%, 5/15/2014	1,747,080
2,080,000	6.250%, 1/25/2016	2,123,125
875,000	6.000%, 1/25/2017	880,273
	SSIF Nevada, LP
1,750,000	1.267%, 4/14/2014[b,d]	1,722,399
	SunTrust Banks, Inc.
1,830,000	3.600%, 4/15/2016	1,890,439
	Swiss RE Capital I, LP
2,600,000	6.854%, 5/29/2049[d,h]	2,338,614
.	TD Ameritrade Holding Corporation
2,225,000	5.600%, 12/1/2019	2,414,770
	U.S. Bank National Association
1,800,000	3.778%, 4/29/2020	1,864,382
	UnitedHealth Group, Inc.
1,500,000	6.500%, 6/15/2037	1,981,239
	Unum Group
1,500,000	7.125%, 9/30/2016	1,730,996
	Ventas Realty, LP
1,800,000	4.750%, 6/1/2021	1,854,896
	Wachovia Bank NA
1,220,000	4.875%, 2/1/2015	1,304,625
	Wachovia Corporation
1,500,000	5.250%, 8/1/2014	1,611,627
	WEA Finance, LLC
1,710,000	7.125%, 4/15/2018[d]	2,056,798
	WellPoint, Inc.
1,785,000	3.700%, 8/15/2021	1,892,461
	Wells Fargo & Company
1,480,000	2.625%, 12/15/2016	1,510,851
2,185,000	4.600%, 4/1/2021	2,399,930
	Willis North America, Inc.
2,040,000	6.200%, 3/28/2017	2,270,979
1,100,000	7.000%, 9/29/2019	1,260,740
	ZFS Finance USA Trust II
1,500,000	6.450%, 12/15/2065[d]	1,410,000

	Total Financials	218,503,570

Foreign Government (4.6%)
	Brazil Government International Bond
1,070,000	4.875%, 1/22/2021	1,203,750
	Chile Government International Bond
2,480,000	3.250%, 9/14/2021	2,542,000
	Export-Import Bank of Korea
1,420,000	4.375%, 9/15/2021[g]	1,400,320
	Finland Government International Bond
2,900,000	2.250%, 3/17/2016[d]	3,058,201
	Hydro Quebec
1,800,000	2.000%, 6/30/2016	1,849,043
	Korea Development Bank
1,500,000	4.375%, 8/10/2015	1,559,788
	Mexico Government International Bond
1,850,000	5.125%, 1/15/2020	2,101,600
1,270,000	6.050%, 1/11/2040	1,535,430

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
105

Income Fund

Schedule of Investments as of January 31, 2012

(unaudited)

Principal Amount	Long-Term Fixed Income (97.1%)	Value

Foreign Government (4.6%) - continued
	Peru Government International Bond
$710,000	5.625%, 11/18/2050	$763,960
	Province of British Columbia
2,170,000	2.100%, 5/18/2016	2,278,650
1,750,000	2.650%, 9/22/2021	1,827,175
	Province of New Brunswick
2,150,000	2.750%, 6/15/2018	2,274,096
	Province of Ontario
4,500,000	2.300%, 5/10/2016	4,684,162
1,770,000	1.600%, 9/21/2016	1,784,944
4,320,000	3.000%, 7/16/2018	4,587,011
	Province of Quebec
1,770,000	5.125%, 11/14/2016	2,065,241
2,493,000	2.750%, 8/25/2021	2,523,607

	Total Foreign Government	38,038,978

Mortgage-Backed Securities (5.1%)
	Federal Home Loan Mortgage Corporation Gold 15-Yr. Pass Through
7,000,000	3.000%, 2/1/2027[f]	7,289,842
	Federal National Mortgage Association Conventional 15- Yr. Pass Through
5,075,000	3.000%, 2/1/2027[f]	5,289,896
	Federal National Mortgage Association Conventional 30- Yr. Pass Through
15,050,000	4.500%, 2/1/2042[f]	16,082,340
8,675,000	5.000%, 2/1/2042[f]	9,367,647
3,300,000	6.000%, 2/1/2042[f]	3,627,036

	Total Mortgage-Backed Securities	41,656,761

Technology (1.2%)
	Amkor Technology, Inc.
1,100,000	6.625%, 6/1/2021	1,116,500
	CA, Inc.
1,925,000	5.375%, 12/1/2019	2,112,942
	Equinix, Inc.
1,100,000	8.125%, 3/1/2018	1,221,000
360,000	7.000%, 7/15/2021	390,600
	Hewlett-Packard Company
1,800,000	2.650%, 6/1/2016	1,824,962
700,000	4.650%, 12/9/2021	753,008
	Seagate HDD Cayman
740,000	7.750%, 12/15/2018	819,550
	Xerox Corporation
750,000	6.400%, 3/15/2016	849,242
550,000	5.625%, 12/15/2019	604,565

	Total Technology	9,692,369

Transportation (2.0%)
	Avis Budget Car Rental, LLC/Avis Budget Finance, Inc.
1,400,000	8.250%, 1/15/2019	1,473,500
	Continental Airlines, Inc.
1,300,000	6.750%, 9/15/2015[d]	1,300,000
625,630	7.250%, 11/10/2019	688,975
	CSX Corporation
793,000	7.900%, 5/1/2017	1,003,949
720,000	4.250%, 6/1/2021	786,966

Principal Amount	Long-Term Fixed Income (97.1%)	Value

Transportation (2.0%) - continued
$1,107,000	6.220%, 4/30/2040	$1,376,587
	Delta Air Lines, Inc.
1,334,505	4.950%, 11/23/2019[g]	1,394,558
	ERAC USA Finance, LLC
2,050,000	5.250%, 10/1/2020[d]	2,219,676
1,085,000	4.500%, 8/16/2021[d]	1,118,609
	Kansas City Southern de Mexico SA de CV
270,000	6.125%, 6/15/2021	290,250
	Navios Maritime Holdings, Inc.
990,000	8.875%, 11/1/2017[g]	980,100
	Navios South American Logistics, Inc./Navios Logistics Finance US, Inc.
270,000	9.250%, 4/15/2019[d]	221,400
	Railamerica, Inc.
928,000	9.250%, 7/1/2017	1,032,400
	Union Pacific Corporation
1,080,000	4.750%, 9/15/2041	1,186,912
	US Airways Group, Inc.
1,258,039	6.250%, 4/22/2023	1,220,298

	Total Transportation	16,294,180

U.S. Government and Agencies (5.8%)
	Federal Home Loan Mortgage Corporation
1,750,000	2.375%, 1/13/2022	1,769,477
	U.S. Treasury Notes
1,600,000	1.500%, 6/30/2016	1,663,875
3,500,000	1.000%, 8/31/2016	3,561,250
4,600,000	1.000%, 10/31/2016	4,673,674
2,480,000	0.875%, 12/31/2016	2,501,893
1,810,000	2.875%, 3/31/2018	2,012,353
3,890,000	2.375%, 6/30/2018	4,199,679
2,840,000	3.625%, 2/15/2020	3,317,475
4,500,000	3.500%, 5/15/2020	5,214,375
3,980,000	2.625%, 11/15/2020	4,317,058
4,195,000	3.125%, 5/15/2021	4,714,131
3,030,000	2.000%, 11/15/2021	3,083,025
	U.S. Treasury Notes, TIPS
2,172,894	0.125%, 4/15/2016	2,305,645
3,543,344	0.625%, 7/15/2021	3,896,849

	Total U.S. Government and Agencies	47,230,759

U.S. Municipals (0.6%)
	California General Obligation Bonds (Build America Bonds)
720,000	7.950%, 3/1/2036	848,484
	Denver, Colorado City & County Airport Revenue Bonds
1,450,000	5.250%, 11/15/2022	1,699,255
	Illinois State General Obligation Bonds
1,825,000	5.877%, 3/1/2019	2,006,478

	Total U.S. Municipals	4,554,217

Utilities (5.0%)
	AES Corporation
935,000	7.750%, 10/15/2015	1,028,500
410,000	7.375%, 7/1/2021[d,g]	453,050
	Ameren Illinois Company
1,800,000	6.125%, 11/15/2017	2,059,412

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
106

Income Fund

Schedule of Investments as of January 31, 2012

(unaudited)

Principal Amount	Long-Term Fixed Income (97.1%)	Value

Utilities (5.0%) - continued
	Cleveland Electric Illuminating Company
$1,065,000	5.700%, 4/1/2017	$1,192,789
	Columbus Southern Power Company
1,600,000	6.050%, 5/1/2018	1,890,530
	Comision Federal de Electricidad
625,000	4.875%, 5/26/2021[d]	639,062
	Commonwealth Edison Company
1,000,000	6.150%, 9/15/2017	1,204,021
	Dolphin Subsidiary II, Inc.
1,770,000	6.500%, 10/15/2016[d]	1,889,475
	Dominion Resources, Inc.
1,460,000	2.879%, 9/30/2066[b]	1,264,341
	DTE Energy Company
1,500,000	6.375%, 4/15/2033	1,834,785
	Exelon Generation Company, LLC
600,000	5.200%, 10/1/2019	672,104
1,500,000	4.000%, 10/1/2020	1,578,026
	Florida Power Corporation
1,000,000	6.400%, 6/15/2038	1,366,510
	ITC Holdings Corporation
2,000,000	5.875%, 9/30/2016[d]	2,284,504
1,400,000	6.050%, 1/31/2018[d]	1,640,636
	Nevada Power Company
1,700,000	6.750%, 7/1/2037	2,336,662
	NiSource Finance Corporation
1,700,000	6.400%, 3/15/2018	1,986,489
1,800,000	5.450%, 9/15/2020	2,022,896
	Ohio Edison Company
950,000	6.875%, 7/15/2036	1,159,686
	Ohio Power Company
1,300,000	5.375%, 10/1/2021	1,526,948
	Pennsylvania Electric Company
2,300,000	5.200%, 4/1/2020	2,514,894
	PSEG Power, LLC
700,000	5.320%, 9/15/2016	786,814
	Southern California Edison Company
1,415,000	6.250%, 8/1/2049[h]	1,441,291
	Southern Star Central Corporation
2,400,000	6.750%, 3/1/2016	2,454,000
	Southwestern Public Service Company
1,730,000	6.000%, 10/1/2036	1,957,523
	Union Electric Company
1,600,000	6.400%, 6/15/2017	1,937,366

	Total Utilities	41,122,314

	Total Long-Term Fixed Income (cost $754,233,549)	789,505,063

Shares	Preferred Stock (0.7%)	Value

Financials (0.7%)
46,082	Citigroup Capital XII, 8.500%	1,187,533
13,000	Citigroup, Inc., Convertible[j]	1,204,580
238,000	Federal National Mortgage Association, 8.250%[h,k]	345,100
43,750	HSBC Holdings plc, 8.000%[h]	1,182,125

Shares	Preferred Stock (0.7%)	Value

Financials (0.7%) - continued
81,000	US Bancorp, 6.500%[h,k]	$2,065,500

	Total Financials	5,984,838

	Total Preferred Stock (cost $10,050,771)	5,984,838

Shares	Common Stock (<0.1%)	Value

Financials (<0.1%)
9,893	CIT Group, Inc.[k]	377,319

	Total Financials	377,319

	Total Common Stock (cost $313,151)	377,319

Shares	Collateral Held for Securities Loaned (1.4%)	Value

11,250,258	Thrivent Financial Securities Lending Trust	11,250,258

	Total Collateral Held for Securities Loaned (cost $11,250,258)	11,250,258

Principal Amount	Short-Term Investments (5.5%)[l]	Value

	Federal Home Loan Bank Discount Notes
10,000,000	0.010%, 2/3/2012[m]	9,999,994
10,000,000	0.010%, 2/22/2012[m]	9,999,942
	Federal Home Loan Mortgage Corporation Discount Notes
4,000,000	0.020%, 2/7/2012[m]	3,999,987
5,000,000	0.005%, 2/17/2012[m]	4,999,989
5,000,000	0.015%, 3/12/2012[m]	4,999,916
	Federal National Mortgage Association Discount Notes
1,100,000	0.105%, 2/22/2012[m,n]	1,099,933
	Straight-A Funding, LLC
5,000,000	0.190%, 2/13/2012[d,m]	4,999,684
	Total Capital SA
5,000,000	0.120%, 2/1/2012[m]	5,000,000

	Total Short-Term Investments (at amortized cost)	45,099,445

	Total Investments (cost $830,428,214) 105.9%	$861,619,995

	Other Assets and Liabilities, Net (5.9%)	(47,621,584)

	Total Net Assets 100.0%	$813,998,411

a	The stated interest rate represents the weighted average of all contracts within the bank loan facility.
b	Denotes variable rate securities. Variable rate securities are securities whose yields vary with a designated market index or market rate. The rate shown is as of January 31, 2012.
c	All or a portion of the security is insured or guaranteed.
d	Denotes securities sold under Rule 144A of the Securities Act of 1933, which exempts them from registration. These securities have been deemed liquid and may be resold to other dealers in the program or to other qualified institutional buyers. As of January 31, 2012, the value of these investments was $137,013,285 or 16.8% of total net assets.

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
107

Income Fund

Schedule of Investments as of January 31, 2012

(unaudited)

e	Denotes restricted securities. Restricted securities are investment securities which have been deemed illiquid and cannot be offered for public sale without first being registered under the Securities Act of 1933. The following table indicates the acquisition date and cost of restricted securities Income Fund owned as of January 31, 2012.

Security	Acquisition Date	Cost

JBS Finance II, Ltd.	7/22/2010	$739,755
Preferred Term Securities XXIII, Ltd.	9/14/2006	$2,678,965
Wachovia Bank Commercial Mortgage Trust	5/2/2007	$5,000,270

f	Denotes investments purchased on a when-issued or delayed delivery basis.
g	All or a portion of the security is on loan.
h	Denotes perpetual securities. Perpetual securities pay an indefinite stream of interest, but may be called by the issuer at an earlier date.
i	Denotes equity-linked structured security. This security is linked to the common stock of Berkshire Hathaway, Inc.
j	Comprised of a 79.7% prepaid stock purchase contract for common stock of Citigroup, Inc. and a 20.3% amortizing note. The quarterly payments received consists of return of capital and 6.15% interest on only the portion that is the note.
k	Non-income producing security.
l	The interest rate shown reflects the yield, coupon rate or the discount rate at the date of purchase.
m	Denotes investments that benefit from credit enhancement or liquidity support provided by a third party bank, institution or government.
n	At January 31, 2012, $1,099,933 of investments were held on deposit with the counterparty and pledged as the initial margin deposit for open futures contracts.

Definitions:
REIT	-	Real Estate Investment Trust is a company that buys, develops, manages and/or sells real estate assets.
TIPS	-	Treasury Inflation Protected Security.

Unrealized Appreciation (Depreciation)

Gross unrealized appreciation and depreciation of investments, based on cost for federal income tax purposes, were as follows:

Gross unrealized appreciation	$52,258,461
Gross unrealized depreciation	(21,066,680)

Net unrealized appreciation (depreciation)	$31,191,781

Cost for federal income tax purposes	$830,428,214

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
108

Income Fund

Schedule of Investments as of January 31, 2012

(unaudited)

Fair Valuation Measurements

The following table is a summary of the inputs used, as of January 31, 2012, in valuing Income Fund’s assets carried at fair value.

Investments in Securities	Total	Level 1	Level 2	Level 3
Bank Loans
Capital Goods	365,340	–	365,340	–
Communications Services	1,199,767	–	1,199,767	–
Consumer Cyclical	1,401,665	–	1,401,665	–
Consumer Non-Cyclical	1,080,467	–	1,080,467	–
Energy	896,251	–	896,251	–
Financials	859,094	–	859,094	–
Technology	2,195,971	–	2,195,971	–
Transportation	1,404,517	–	1,404,517	–
Long-Term Fixed Income
Asset-Backed Securities	9,823,429	–	9,823,429	–
Basic Materials	41,495,671	–	41,495,671	–
Capital Goods	22,716,478	–	22,716,478	–
Collateralized Mortgage Obligations	12,294,720	–	12,294,720	–
Commercial Mortgage-Backed Securities	23,105,742	–	23,105,742	–
Communications Services	72,143,424	–	68,599,824	3,543,600
Consumer Cyclical	42,032,829	–	42,032,829	–
Consumer Non-Cyclical	62,664,750	–	62,664,750	–
Energy	86,134,872	–	86,134,872	–
Financials	218,503,570	–	216,752,664	1,750,906
Foreign Government	38,038,978	–	38,038,978	–
Mortgage-Backed Securities	41,656,761	–	41,656,761	–
Technology	9,692,369	–	9,692,369	–
Transportation	16,294,180	–	16,294,180	–
U.S. Government and Agencies	47,230,759	–	47,230,759	–
U.S. Municipals	4,554,217	–	4,554,217	–
Utilities	41,122,314	–	41,122,314	–
Preferred Stock
Financials	5,984,838	5,984,838	–	–
Common Stock
Financials	377,319	377,319	–	–
Collateral Held for Securities Loaned	11,250,258	11,250,258	–	–
Short-Term Investments	45,099,445	–	45,099,445	–
Total	$861,619,995	$17,612,415	$838,713,074	$5,294,506

Other Financial Instruments	Total	Level 1	Level 2	Level 3
Asset Derivatives
Futures Contracts	786,474	786,474	–	–
Total Asset Derivatives	$786,474	$786,474	$–	$–

Liability Derivatives
Futures Contracts	3,148,269	3,148,269	–	–
Credit Default Swaps	2,470	–	2,470	–
Total Liability Derivatives	$3,150,739	$3,148,269	$2,470	$–

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
109

Income Fund

Schedule of Investments as of January 31, 2012

(unaudited)

The following table is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value for Income Fund.

Investments in Securities	Value October 31, 2011	Realized Gain/(Loss)	Change in Unrealized Appreciation/ (Depreciation)*	Purchases	Sales	Transfers Into Level 3	Transfers Out of Level 3	Value January 31, 2012
Long-Term Fixed Income
Communications Services	2,179,000	–	(35,400)	1,400,000	–	–	–	3,543,600
Financials	2,130,269	–	(163,329)	-	(216,034)	–	–	1,750,906
Total	$4,309,269	$–	($198,729)	$1,400,000	($216,034)	$–	$–	$5,294,506

*	Includes the change in net unrealized appreciation/(depreciation) on level 3 securities held on January 31, 2012 of ($308,907).

Futures Contracts	Number of Contracts Long/(Short)	Expiration Date	Notional Principal Amount	Value	Unrealized Gain/(Loss)
2-Yr. U.S. Treasury Bond Futures	155	March 2012	$34,185,239	$34,216,250	$31,011
5-Yr. U.S. Treasury Bond Futures	(335)	March 2012	(41,094,058)	(41,555,705)	(461,647)
10-Yr. U.S. Treasury Bond Futures	(840)	March 2012	(108,403,378)	(111,090,000)	(2,686,622)
20-Yr. U.S. Treasury Bond Futures	360	March 2012	51,602,036	52,357,499	755,463
Total Futures Contracts					($2,361,795)

Credit Default Swaps and Counterparty	Buy/Sell Protection[1]	Termination Date	Notional Principal Amount[2]	Upfront Payments Received (Made)	Value[3]	Unrealized Gain/(Loss)
CDX HY, Series 17, 5 Year, at 5.00%; Bank of America	Buy	12/20/2016	$5,194,000	($142,675)	$140,205	($2,470)
Total Credit Default Swaps					$140,205	($2,470)

1	As the buyer of protection, Income Fund pays periodic fees in return for payment by the seller which is contingent upon an adverse credit event occurring in the underlying issuer or reference entity. As the seller of protection, Income Fund collects periodic fees from the buyer and profits if the credit of the underlying issuer or reference entity remains stable or improves while the swap is outstanding, but the seller in a credit default swap contract would be required to pay the amount of credit loss, determined as specified in the agreement, to the buyer in the event of an adverse credit event in the reference entity.
2	The maximum potential amount of future payments Income Fund could be required to make as the seller or receive as the buyer of protection.
3	The values for credit indexes (CDX or LCDX) serve as an indicator of the current status of the payment/performance risk and represent the liability or profit for the credit default swap contract had the contract been closed as of the reporting date. When protection has been sold, the value of the swap will increase when the swap spread declines representing an improvement in the reference entity’s credit worthiness. The value of the swap will decrease when the swap spread increases representing a deterioration in the reference entity’s credit worthiness. When protection has been purchased, the value of the swap will increase when the swap spread increases representing a deterioration in the reference entity’s credit worthiness. The value of the swap will decrease when the swap spread declines representing an improvement in the reference entity’s credit worthiness.

Investment in Affiliates

Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Fund’s holdings of an issuer represent 5% or more of the outstanding voting securities of an issuer, or any affiliated mutual fund.

A summary of transactions for the fiscal year to date, in Income Fund, is as follows:

Fund	Value October 31, 2011	Gross Purchases	Gross Sales	Shares Held at January 31, 2012	Value January 31, 2012	Income Earned November 1, 2011 - January 31, 2012
High Yield	$945,118	$–	$935,106	–	$–	$200
Thrivent Financial
Securities Lending Trust	16,053,730	20,242,570	25,046,042	11,250,258	11,250,258	9,440
Total Value and Income Earned	16,998,848				11,250,258	9,640

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
110

Core Bond Fund

Schedule of Investments as of January 31, 2012

(unaudited)

Principal Amount	Long-Term Fixed Income (102.9%)	Value

Asset-Backed Securities (3.8%)
	Carrington Mortgage Loan Trust
$650,000	0.426%, 8/25/2036[a]	$165,537
	Countrywide Asset-Backed Certificates
477,275	5.549%, 8/25/2021[b]	417,319
	Credit Based Asset Servicing and Securitization, LLC
760,084	5.501%, 12/25/2036	503,310
	First Horizon ABS Trust
1,721,970	0.406%, 10/25/2026[a,b]	1,257,982
1,560,943	0.436%, 10/25/2034[a,b]	989,517
	GMAC Mortgage Corporation Loan Trust
2,416,932	0.456%, 8/25/2035[a,b]	1,537,783
1,963,070	0.456%, 12/25/2036[a,b]	1,210,900
	Green Tree Financial Corporation
138,693	7.650%, 10/15/2027	141,607
	GSAMP Trust
610,567	0.356%, 8/25/2036[a]	555,813
	Popular ABS Mortgage Pass- Through Trust
900,000	5.297%, 11/25/2035	626,123
	Renaissance Home Equity Loan Trust
4,071,574	5.608%, 5/25/2036	1,804,212
1,000,000	5.285%, 1/25/2037	356,555
	Wachovia Asset Securitization, Inc.
2,440,754	0.416%, 7/25/2037[a,b,c]	1,750,332

	Total Asset-Backed Securities	11,316,990

Basic Materials (1.6%)
	Alcoa, Inc.
500,000	5.400%, 4/15/2021	524,947
	ArcelorMittal
1,000,000	6.125%, 6/1/2018	1,043,175
	Dow Chemical Company
800,000	4.250%, 11/15/2020	854,109
	Gold Fields Orogen Holding BVI, Ltd.
1,300,000	4.875%, 10/7/2020[d]	1,233,185
	Teck Resources, Ltd.
1,000,000	10.250%, 5/15/2016	1,149,000

	Total Basic Materials	4,804,416

Capital Goods (1.5%)
	Boeing Capital Corporation
800,000	2.125%, 8/15/2016	832,518
	Danaher Corporation
600,000	2.300%, 6/23/2016	626,532
	Hutchinson Whampoa Finance, Ltd.
1,000,000	5.750%, 9/11/2019[d]	1,113,462
	Republic Services, Inc.
400,000	5.000%, 3/1/2020	452,283
800,000	5.250%, 11/15/2021	918,379
	Textron, Inc.
500,000	7.250%, 10/1/2019	567,287

	Total Capital Goods	4,510,461

Principal Amount	Long-Term Fixed Income (102.9%)	Value

Collateralized Mortgage Obligations (2.5%)
	Banc of America Mortgage Securities, Inc.
$2,046,210	2.754%, 9/25/2035[a]	$1,608,311
	Bear Stearns Mortgage Funding Trust
504,805	0.556%, 8/25/2036[a]	142,860
	Chase Mortgage Finance Corporation
134,791	5.239%, 1/25/2036	9,315
	Countrywide Alternative Loan Trust
1,319,247	6.000%, 1/25/2037	872,144
	HomeBanc Mortgage Trust
1,729,818	2.222%, 4/25/2037	971,821
	J.P. Morgan Alternative Loan Trust
2,427,698	2.698%, 3/25/2036	1,328,766
	Merrill Lynch Mortgage Investors, Inc.
2,009,568	5.615%, 6/25/2035	1,618,675
	WaMu Mortgage Pass Through Certificates
346,091	2.541%, 8/25/2046	235,809
	Wells Fargo Mortgage Backed
	Securities Trust
608,539	6.000%, 7/25/2037	564,760

	Total Collateralized Mortgage Obligations	7,352,461

Commercial Mortgage-Backed Securities (7.2%)
	Banc of America Commercial Mortgage, Inc.
500,000	5.817%, 4/10/2049	483,676
	Bear Stearns Commercial Mortgage Securities, Inc.
1,338,376	5.613%, 6/11/2050	1,389,189
2,148,770	0.435%, 3/15/2022[a,d]	2,104,757
	Citigroup/Deutsche Bank Commercial Mortgage
1,250,000	5.322%, 12/11/2049	1,362,195
	Commercial Mortgage Pass- Through Certificates
4,000,000	0.415%, 12/15/2020[a,d]	3,582,704
	Credit Suisse Mortgage Capital Certificates
1,679,102	0.455%, 10/15/2021[a,d]	1,564,646
1,200,000	5.467%, 9/15/2039	1,301,389
	Government National Mortgage Association
1,952,173	3.214%, 1/16/2040	2,042,685
	GS Mortgage Securities Corporation II
3,000,000	1.317%, 3/6/2020[a,d]	2,995,788
	LB-UBS Commercial Mortgage Trust
700,000	5.866%, 9/15/2045	786,581
	Morgan Stanley Capital I
1,000,000	3.224%, 7/15/2049	1,051,457
	Morgan Stanley Capital, Inc.
800,000	5.406%, 3/15/2044	752,227

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
111

Core Bond Fund

Schedule of Investments as of January 31, 2012

(unaudited)

Principal Amount	Long-Term Fixed Income (102.9%)	Value

Commercial Mortgage-Backed Securities (7.2%) - continued
	Wachovia Bank Commercial Mortgage Trust
$2,000,000	5.765%, 7/15/2045	$2,260,434

	Total Commercial Mortgage- Backed Securities	21,677,728

Communications Services (3.0%)
	American Tower Corporation
1,000,000	5.050%, 9/1/2020	1,013,579
	CBS Corporation
800,000	8.875%, 5/15/2019	1,052,895
	Cox Communications, Inc.
750,000	8.375%, 3/1/2039[d]	1,023,769
	Crown Castle Towers, LLC
800,000	4.883%, 8/15/2020[d]	833,030
	Frontier Communications Corporation
681,000	6.250%, 1/15/2013	698,025
	News America, Inc.
510,000	6.400%, 12/15/2035	583,167
	Qwest Communications International, Inc.
450,000	7.125%, 4/1/2018	481,500
	Rogers Communications, Inc.
130,000	8.750%, 5/1/2032	174,748
	SBA Tower Trust
800,000	5.101%, 4/15/2017[d]	857,440
	Telecom Italia Capital SA
275,000	5.250%, 10/1/2015	265,719
	Telemar Norte Leste SA
1,000,000	5.500%, 10/23/2020[d]	998,750
	Verizon Communications, Inc.
350,000	8.950%, 3/1/2039	564,269
	Virgin Media Secured Finance plc
400,000	5.250%, 1/15/2021	433,103

	Total Communications Services	8,979,994

Consumer Cyclical (1.9%)
	California Institute of Technology
750,000	4.700%, 11/1/2111	803,197
	Ford Motor Credit Company, LLC
600,000	7.000%, 4/15/2015	660,000
400,000	5.000%, 5/15/2018	413,890
	Hyundai Motor Manufacturing Czech
1,000,000	4.500%, 4/15/2015[d]	1,034,690
	Macy’s Retail Holdings, Inc.
800,000	7.450%, 7/15/2017	976,351
	RCI Banque SA
300,000	4.600%, 4/12/2016[d]	286,417
	Toyota Motor Credit Corporation
1,000,000	1.250%, 11/17/2014	1,009,642
	Wyndham Worldwide Corporation
500,000	7.375%, 3/1/2020	581,563

	Total Consumer Cyclical	5,765,750

Consumer Non-Cyclical (2.4%)
	Altria Group, Inc.
525,000	9.700%, 11/10/2018	723,030

Principal Amount	Long-Term Fixed Income (102.9%)	Value

Consumer Non-Cyclical (2.4%) - continued
	Celgene Corporation
$1,000,000	3.950%, 10/15/2020	$1,039,247
	Coca-Cola Enterprises, Inc.
500,000	3.250%, 8/19/2021	508,696
	Colgate-Palmolive Company
500,000	2.625%, 5/1/2017	533,712
	CVS Caremark Corporation
500,000	6.125%, 9/15/2039	619,430
	Energizer Holdings, Inc.
500,000	4.700%, 5/19/2021[d]	536,798
	HCA, Inc.
800,000	6.500%, 2/15/2020	848,000
	Kraft Foods, Inc.
1,000,000	5.375%, 2/10/2020	1,167,852
	Quest Diagnostics, Inc.
350,000	4.700%, 4/1/2021	383,984
	SABMiller Holdings, Inc.
800,000	3.750%, 1/15/2022[d]	832,797

	Total Consumer Non-Cyclical	7,193,546

Energy (3.8%)
	BP Capital Markets plc
900,000	1.153%, 12/6/2013[a]	904,506
1,000,000	4.500%, 10/1/2020	1,119,783
	Cameron International Corporation
250,000	4.500%, 6/1/2021	272,775
	CenterPoint Energy Resources Corporation
1,150,000	6.125%, 11/1/2017	1,340,849
	Energy Transfer Partners, LP
1,000,000	4.650%, 6/1/2021	1,020,898
	Forest Oil Corporation
1,000,000	7.250%, 6/15/2019	1,000,000
	International Petroleum Investment Company, Ltd.
1,000,000	5.000%, 11/15/2020[d]	1,015,000
	Nabors Industries, Inc.
400,000	4.625%, 9/15/2021[d]	408,420
	Petrobras International Finance Company
800,000	5.375%, 1/27/2021	838,357
	Schlumberger Norge AS
400,000	4.200%, 1/15/2021[d]	442,922
	Transocean, Inc.
800,000	7.375%, 4/15/2018	905,094
	Valero Energy Corporation
800,000	6.125%, 2/1/2020	912,169
	Weatherford International, Ltd.
500,000	6.000%, 3/15/2018	566,183
500,000	5.125%, 9/15/2020	539,728

	Total Energy	11,286,684

Financials (17.0%)
	Ally Financial, Inc.
400,000	4.500%, 2/11/2014	399,952
	American Express Bank FSB
500,000	6.000%, 9/13/2017	580,248
	Axis Specialty Finance, LLC
1,100,000	5.875%, 6/1/2020	1,145,505
	Bank of America Corporation
400,000	5.650%, 5/1/2018	409,222

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
112

Core Bond Fund

Schedule of Investments as of January 31, 2012

(unaudited)

Principal Amount	Long-Term Fixed Income (102.9%)	Value

Financials (17.0%) - continued
	Bank of New York Mellon Corporation
$450,000	1.345%, 11/24/2014[a]	$450,605
450,000	1.700%, 11/24/2014	457,369
	Barclays Bank plc
550,000	5.140%, 10/14/2020	527,096
	Barclays Bank plc, Convertible
500,000	1.000%, 6/25/2017[e]	535,900
	Bear Stearns Companies, LLC
800,000	6.400%, 10/2/2017	908,931
	Blackstone Holdings Finance Company, LLC
850,000	6.625%, 8/15/2019[d]	902,715
	Boston Properties, LP
800,000	4.125%, 5/15/2021	842,290
	Capital One Capital V
850,000	10.250%, 8/15/2039	889,313
	Citigroup, Inc.
300,000	6.500%, 8/19/2013	318,163
1,250,000	1.511%, 4/1/2014[a]	1,197,175
	CNA Financial Corporation
800,000	6.500%, 8/15/2016	872,431
500,000	5.750%, 8/15/2021	527,996
	Cooperatieve Centrale Raiffeisen- Boerenleenbank BA
1,200,000	4.750%, 1/15/2020[d]	1,294,478
500,000	11.000%, 12/29/2049[d,f]	618,750
	Credit Suisse of New York, Convertible
350,000	0.500%, 6/22/2018[g]	330,225
	Credit Suisse Securities USA, LLC
1,200,000	1.000%, 4/28/2017[e]	1,155,240
	Danske Bank AS
600,000	3.875%, 4/14/2016[d]	580,844
	Discover Bank
500,000	7.000%, 4/15/2020	547,739
	Eksportfinans ASA
500,000	2.375%, 5/25/2016	430,453
	Fairfax Financial Holdings, Ltd.
800,000	5.800%, 5/15/2021[d]	766,485
	Fifth Third Bancorp
200,000	3.625%, 1/25/2016	208,460
650,000	5.450%, 1/15/2017	700,672
	FUEL Trust
500,000	3.984%, 6/15/2016[d]	509,162
	General Electric Capital Corporation
800,000	4.375%, 9/16/2020	836,266
400,000	5.300%, 2/11/2021	435,137
300,000	6.750%, 3/15/2032	359,246
	Goldman Sachs Group, Inc., Convertible
5,520	2.600%, 3/16/2012[d,h]	39,153
20,750	3.400%, 7/10/2013[d,i]	597,185
	HCP, Inc.
800,000	5.375%, 2/1/2021	884,066
	Health Care REIT, Inc.
800,000	6.125%, 4/15/2020	874,264
	HSBC Holdings plc
750,000	5.100%, 4/5/2021	814,942
575,000	6.500%, 5/2/2036	614,486
	ING Bank NV
500,000	5.000%, 6/9/2021[d]	511,062

Principal Amount	Long-Term Fixed Income (102.9%)	Value

Financials (17.0%) - continued
	International Lease Finance Corporation
$300,000	8.625%, 9/15/2015	$323,625
	J.P. Morgan Chase & Company
400,000	3.150%, 7/5/2016	406,096
400,000	4.350%, 8/15/2021	408,010
	KeyCorp
450,000	5.100%, 3/24/2021	489,220
	Liberty Property, LP
630,000	5.500%, 12/15/2016	694,468
	Lloyds TSB Bank plc
600,000	6.500%, 9/14/2020[d]	559,702
	Marsh & McLennan Companies, Inc.
675,000	4.800%, 7/15/2021	755,699
	Merrill Lynch & Company, Inc.
475,000	6.875%, 4/25/2018	512,601
	Metropolitan Life Global Funding I
750,000	3.650%, 6/14/2018[d]	782,676
	Morgan Stanley
800,000	7.300%, 5/13/2019	872,602
800,000	5.500%, 1/26/2020	789,642
	Nationwide Building Society
800,000	6.250%, 2/25/2020[d]	818,111
	Nordea Eiendomskreditt AS
750,000	1.875%, 4/7/2014[d]	754,748
	PNC Funding Corporation
800,000	5.125%, 2/8/2020	919,436
	Principal Financial Group, Inc.
800,000	8.875%, 5/15/2019	1,017,846
	Prudential Financial, Inc.
1,150,000	6.100%, 6/15/2017	1,291,435
390,000	5.700%, 12/14/2036	408,069
	Rabobank Capital Funding Trust II
405,000	5.260%, 12/29/2049[d,f]	388,856
	Reinsurance Group of America, Inc.
950,000	5.625%, 3/15/2017	1,038,616
1,000,000	6.450%, 11/15/2019	1,137,036
	Royal Bank of Canada
850,000	1.253%, 10/30/2014[a]	849,770
	Simon Property Group, LP
800,000	4.375%, 3/1/2021	869,325
	SLM Corporation
400,000	6.250%, 1/25/2016	408,293
400,000	8.000%, 3/25/2020	426,000
	SSIF Nevada, LP
750,000	1.267%, 4/14/2014[a,d]	738,171
	State Street Capital Trust III
1,200,000	5.536%, 3/15/2042[a,f]	1,203,108
	SVB Financial Group
1,000,000	5.375%, 9/15/2020	1,029,179
	Swiss RE Capital I, LP
850,000	6.854%, 5/29/2049[d,f]	764,547
	Travelers Companies, Inc.
350,000	6.250%, 6/15/2037	450,895
	UBS AG/London
900,000	1.875%, 1/23/2015[d]	896,716
	UnitedHealth Group, Inc.
550,000	6.500%, 6/15/2037	726,454

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
113

Core Bond Fund

Schedule of Investments as of January 31, 2012

(unaudited)

Principal Amount	Long-Term Fixed Income (102.9%)	Value

Financials (17.0%) - continued
	USB Capital XIII Trust
$800,000	6.625%, 12/15/2039	$817,920
	Wachovia Bank NA
770,000	4.875%, 2/1/2015	823,411
	Wachovia Corporation
850,000	5.250%, 8/1/2014	913,255
	Westpac Banking Corporation
750,000	1.309%, 3/31/2014[a,d]	738,954
	Willis North America, Inc.
760,000	6.200%, 3/28/2017	846,051

	Total Financials	50,943,769

Foreign Government (2.7%)
	Bank Nederlandse Gemeenten NV
1,250,000	4.375%, 2/16/2021[d]	1,333,690
	Chile Government International Bond
800,000	3.875%, 8/5/2020	866,000
	Corporacion Andina de Fomento
750,000	5.750%, 1/12/2017	814,570
	Mexico Government International Bond
750,000	6.050%, 1/11/2040	906,750
	Province of British Columbia
1,375,000	2.650%, 9/22/2021	1,435,638
	Province of New Brunswick
750,000	2.750%, 6/15/2018	793,289
	Province of Ontario
800,000	1.600%, 9/21/2016	806,754
	Romania Government International Bond
1,000,000	6.750%, 2/7/2022[d,j]	991,070

	Total Foreign Government	7,947,761

Mortgage-Backed Securities (21.8%)
	Federal National Mortgage Association Conventional 15- Yr. Pass Through
16,350,000	3.000%, 2/1/2027[j]	17,042,324
	Federal National Mortgage Association Conventional 30- Yr. Pass Through
28,700,000	4.500%, 2/1/2042[j]	30,668,648
5,150,000	5.000%, 2/1/2042[j]	5,561,197
11,000,000	6.000%, 2/1/2042[j]	12,090,122

	Total Mortgage-Backed Securities	65,362,291

Technology (1.0%)
	Affiliated Computer Services, Inc.
800,000	5.200%, 6/1/2015	860,227
	Hewlett-Packard Company
750,000	4.300%, 6/1/2021	783,746
	Texas Instruments, Inc.
750,000	2.375%, 5/16/2016	786,350
	Xerox Corporation
600,000	4.500%, 5/15/2021	615,823

	Total Technology	3,046,146

Transportation (0.9%)
	CSX Corporation
800,000	3.700%, 10/30/2020	833,117

Principal Amount	Long-Term Fixed Income (102.9%)	Value

Transportation (0.9%) - continued
	Delta Air Lines, Inc.
$476,609	4.950%, 11/23/2019	$498,056
	ERAC USA Finance, LLC
800,000	5.250%, 10/1/2020[d]	866,215
	US Airways Group, Inc.
387,089	6.250%, 4/22/2023	375,477

	Total Transportation	2,572,865

U.S. Government and Agencies (27.5%)
	Federal Home Loan Banks
2,400,000	0.324%, 2/10/2012[a]	2,398,879
10,000,000	0.211%, 4/19/2013[a]	10,004,240
1,750,000	1.375%, 5/28/2014	1,792,082
	Federal Home Loan Mortgage Corporation
5,000,000	0.235%, 6/17/2013[a]	5,004,465
	U.S. Treasury Bonds
1,500,000	4.500%, 5/15/2038	1,967,579
100,000	3.500%, 2/15/2039	111,797
5,475,000	4.375%, 5/15/2041	7,075,583
	U.S. Treasury Notes
3,000,000	0.250%, 11/30/2013	3,001,875
500,000	1.500%, 12/31/2013	512,266
1,500,000	2.250%, 5/31/2014	1,569,492
1,750,000	0.750%, 6/15/2014	1,770,781
2,200,000	2.375%, 9/30/2014	2,322,203
9,500,000	2.000%, 1/31/2016	10,067,777
2,800,000	1.500%, 6/30/2016	2,911,782
4,525,000	2.750%, 2/28/2018	4,995,528
7,250,000	3.125%, 5/15/2021	8,147,188
	U.S. Treasury Notes, TIPS
5,124,750	0.125%, 4/15/2016	5,437,841
6,101,839	1.125%, 1/15/2021	6,978,026
6,097,316	0.125%, 1/15/2022	6,348,830

	Total U.S. Government and Agencies	82,418,214

U.S. Municipals (0.4%)
	North Texas Tollway Authority Revenue Bonds (Build America Bonds)
850,000	6.718%, 1/1/2049	1,098,175

	Total U.S. Municipals	1,098,175

Utilities (3.9%)
	Cleveland Electric Illuminating Company
825,000	5.700%, 4/1/2017	923,992
	Comision Federal de Electricidad
600,000	4.875%, 5/26/2021[d]	613,500
	Enterprise Products Operating, LLC
800,000	5.200%, 9/1/2020	897,860
	Exelon Generation Company, LLC
1,000,000	4.000%, 10/1/2020	1,052,017
515,000	5.750%, 10/1/2041	600,093
	FirstEnergy Solutions Corporation
850,000	4.800%, 2/15/2015	910,671
	ITC Holdings Corporation
775,000	6.050%, 1/31/2018[d]	908,209

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
114

Core Bond Fund

Schedule of Investments as of January 31, 2012

(unaudited)

Principal Amount	Long-Term Fixed Income (102.9%)	Value

Utilities (3.9%) - continued
	Kinder Morgan Energy Partners, LP
$400,000	5.300%, 9/15/2020	$437,446
	MidAmerican Energy Holdings Company
775,000	6.500%, 9/15/2037	1,007,817
	NiSource Finance Corporation
400,000	6.125%, 3/1/2022	468,685
	ONEOK Partners, LP
450,000	8.625%, 3/1/2019	578,644
	Pennsylvania Electric Company
800,000	5.200%, 4/1/2020	874,746
	Potomac Electric Power Company
600,000	7.900%, 12/15/2038	947,429
	Union Electric Company
1,150,000	6.400%, 6/15/2017	1,392,482

	Total Utilities	11,613,591

	Total Long-Term Fixed Income (cost $304,528,388)	307,890,842

Shares	Mutual Funds (4.3%)	Value

Fixed Income Mutual Funds (4.3%)
2,646,014	Thrivent High Yield Fund	12,727,325

	Total Fixed Income Mutual Funds	12,727,325

	Total Mutual Funds (cost $9,800,000)	12,727,325

Shares	Preferred Stock (0.3%)	Value

Financials (0.3%)
4,850	Citigroup, Inc., Convertible[k]	449,401
56,005	Federal National Mortgage Association, 8.250%[f,l]	81,207
16,000	HSBC Holdings plc, 8.000%[f]	432,320

	Total Financials	962,928

	Total Preferred Stock (cost $1,704,672)	962,928

Principal Amount	Short-Term Investments (13.2%)[m]	Value

	Federal Home Loan Bank Discount Notes
25,000,000	0.036%, 2/17/2012[n]	24,999,604
9,000,000	0.026%, 2/22/2012[n]	8,999,866
	Federal Home Loan Mortgage Corporation Discount Notes
5,000,000	0.030%, 2/8/2012[n]	4,999,971
	Federal National Mortgage Association Discount Notes
500,000	0.105%, 2/22/2012[n,o]	499,969

	Total Short-Term Investments (at amortized cost)	39,499,410

	Total Investments (cost $355,532,470) 120.7%	$361,080,505

	Other Assets and Liabilities, Net (20.7%)	(61,906,402)

	Total Net Assets 100.0%	$299,174,103

a	Denotes variable rate securities. Variable rate securities are securities whose yields vary with a designated market index or market rate. The rate shown is as of January 31, 2012.
b	All or a portion of the security is insured or guaranteed.
c	Denotes restricted securities. Restricted securities are investment securities which have been deemed illiquid and cannot be offered for public sale without first being registered under the Securities Act of 1933. The following table indicates the acquisition date and cost of restricted securities Core Bond Fund owned as of January 31, 2012.

Security	Acquisition Date	Cost
Wachovia Asset Securitization, Inc.	3/16/2007	$2,440,754

d	Denotes securities sold under Rule 144A of the Securities Act of 1933, which exempts them from registration. These securities have been deemed liquid and may be resold to other dealers in the program or to other qualified institutional buyers. As of January 31, 2012, the value of these investments was $37,839,574 or 12.6% of total net assets.
e	Denotes equity-linked structured security. This security is linked to the S&P 500 Index.
f	Denotes perpetual securities. Perpetual securities pay an indefinite stream of interest, but may be called by the issuer at an earlier date.
g	Denotes equity-linked structured security. This security is linked to the common stock of Berkshire Hathaway, Inc.
h	Security is displayed in shares. This security is an equity-linked structured security. This security is linked to the common stock of RadioShack Corporation.
i	Security is displayed in shares. This security is an equity-linked structured security. This security is linked to the common stock of Microsoft Corporation.
j	Denotes investments purchased on a when-issued or delayed delivery basis.
k	Comprised of a 79.7% prepaid stock purchase contract for common stock of Citigroup, Inc. and a 20.3% amortizing note. The quarterly payments received consists of return of capital and 6.15% interest on only the portion that is the note.
l	Non-income producing security.
m	The interest rate shown reflects the yield, coupon rate or the discount rate at the date of purchase.
n	Denotes investments that benefit from credit enhancement or liquidity support provided by a third party bank, institution or government.
o	At January 31, 2012, $439,973 of investments were held on deposit with the counterparty and pledged as the initial margin deposit for open futures contracts.

Definitions:
REIT	-	Real Estate Investment Trust is a company that buys, develops, manages and/or sells real estate assets.
TIPS	-	Treasury Inflation Protected Security.

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
115

Core Bond Fund

Schedule of Investments as of January 31, 2012

(unaudited)

Unrealized Appreciation (Depreciation)

Gross unrealized appreciation and depreciation of investments, based on cost for federal income tax purposes, were as follows:

Gross unrealized appreciation	$17,306,723
Gross unrealized depreciation	(11,758,688)

Net unrealized appreciation (depreciation)	$5,548,035

Cost for federal income tax purposes	$355,532,470

Fair Valuation Measurements

The following table is a summary of the inputs used, as of January 31, 2012, in valuing Core Bond Fund’s assets carried at fair value.

Investments in Securities	Total	Level 1	Level 2	Level 3
Long-Term Fixed Income
Asset-Backed Securities	11,316,990	–	11,316,990	–
Basic Materials	4,804,416	–	4,804,416	–
Capital Goods	4,510,461	–	4,510,461	–
Collateralized Mortgage Obligations	7,352,461	–	7,352,461	–
Commercial Mortgage-Backed
Securities	21,677,728	–	21,677,728	–
Communications Services	8,979,994	–	8,122,554	857,440
Consumer Cyclical	5,765,750	–	5,765,750	–
Consumer Non-Cyclical	7,193,546	–	7,193,546	–
Energy	11,286,684	–	11,286,684	–
Financials	50,943,769	–	48,286,066	2,657,703
Foreign Government	7,947,761	–	7,947,761	–
Mortgage-Backed Securities	65,362,291	–	65,362,291	–
Technology	3,046,146	–	3,046,146	–
Transportation	2,572,865	–	2,572,865	–
U.S. Government and Agencies	82,418,214	–	82,418,214	–
U.S. Municipals	1,098,175	–	1,098,175	–
Utilities	11,613,591	–	11,613,591	–
Mutual Funds
Fixed Income Mutual Funds	12,727,325	12,727,325	–	–
Preferred Stock
Financials	962,928	962,928	–	–
Short-Term Investments	39,499,410	–	39,499,410	–
Total	$361,080,505	$13,690,253	$343,875,109	$3,515,143

Other Financial Instruments	Total	Level 1	Level 2	Level 3
Asset Derivatives
Futures Contracts	167,881	167,881	–	–
Total Asset Derivatives	$167,881	$167,881	$–	$–

Liability Derivatives
Futures Contracts	954,000	954,000	–	–
Credit Default Swaps	715,116	–	715,116	–
Total Liability Derivatives	$1,669,116	$954,000	$715,116	$–

The following table is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value for Core Bond Fund.

Investments in Securities	Value October 31, 2011	Realized Gain/(Loss)	Change in Unrealized Appreciation/ (Depreciation)*	Purchases	Sales	Transfers Into Level 3	Transfers Out of Level 3	Value January 31, 2012
Long-Term Fixed Income
Communications Services	871,600	–	(14,160)	–	–	–	–	857,440
Financials	4,363,240	97,889	(105,415)	558,341	(2,256,352)	–	–	2,657,703
Total	$5,234,840	$97,889	($119,575)	$558,341	($2,256,352)	$–	$–	$3,515,143

*	Includes the change in net unrealized appreciation/(depreciation) on level 3 securities held on January 31, 2012 of ($17,528).

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
116

Core Bond Fund

Schedule of Investments as of January 31, 2012

(unaudited)

Futures Contracts	Number of Contracts Long/(Short)	Expiration Date	Notional Principal Amount	Value	Unrealized Gain/(Loss)
2-Yr. U.S. Treasury Bond Futures	(100)	March 2012	($22,046,570)	($22,075,000)	($28,430)
5-Yr. U.S. Treasury Bond Futures	(45)	March 2012	(5,520,097)	(5,582,110)	(62,013)
10-Yr. U.S. Treasury Bond Futures	(270)	March 2012	(34,843,943)	(35,707,500)	(863,557)
20-Yr. U.S. Treasury Bond Futures	80	March 2012	11,467,119	11,635,000	167,881
Total Futures Contracts					($786,119)

Credit Default Swaps and Counterparty	Buy/Sell Protection[1]	Termination Date	Notional Principal Amount[2]	Upfront Payments Received (Made)	Value[3]	Unrealized Gain/(Loss)
CDX HY, Series 17, 5 Year, at	Buy	12/20/2016	$5,880,000	($657,387)	$158,722	($498,665)
5.00%; Bank of America
CDX IG, Series 17, 5 Year, at	Buy	12/20/2016	12,000,000	(223,398)	6,947	(216,451)
1.00%; J.P. Morgan Chase and Co.
Total Credit Default Swaps					$165,669	($715,116)

1	As the buyer of protection, Core Bond Fund pays periodic fees in return for payment by the seller which is contingent upon an adverse credit event occurring in the underlying issuer or reference entity. As the seller of protection, Core Bond Fund collects periodic fees from the buyer and profits if the credit of the underlying issuer or reference entity remains stable or improves while the swap is outstanding, but the seller in a credit default swap contract would be required to pay the amount of credit loss, determined as specified in the agreement, to the buyer in the event of an adverse credit event in the reference entity.
2	The maximum potential amount of future payments Core Bond Fund could be required to make as the seller or receive as the buyer of protection.
3	The values for credit indexes (CDX or LCDX) serve as an indicator of the current status of the payment/performance risk and represent the liability or profit for the credit default swap contract had the contract been closed as of the reporting date. When protection has been sold, the value of the swap will increase when the swap spread declines representing an improvement in the reference entity’s credit worthiness. The value of the swap will decrease when the swap spread increases representing a deterioration in the reference entity’s credit worthiness. When protection has been purchased, the value of the swap will increase when the swap spread increases representing a deterioration in the reference entity’s credit worthiness. The value of the swap will decrease when the swap spread declines representing an improvement in the reference entity’s credit worthiness.

Investment in Affiliates

Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Fund’s holdings of an issuer represent 5% or more of the outstanding voting securities of an issuer, or any affiliated mutual fund.

A summary of transactions for the fiscal year to date, in Core Bond Fund, is as follows:

Fund	Value October 31, 2011	Gross Purchases	Gross Sales	Shares Held at January 31, 2012	Value January 31, 2012	Income Earned November 1, 2011 - January 31, 2012
High Yield	$12,489,184	$–	$–	2,646,014	$12,727,325	$241,504
Total Value and Income Earned	12,489,184				12,727,325	241,504

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
117

Government Bond Fund

Schedule of Investments as of January 31, 2012

(unaudited)

Principal Amount	Long-Term Fixed Income (94.3%)	Value

Commercial Mortgage-Backed Securities (1.9%)
	Government National Mortgage Association
$876,256	2.164%, 3/16/2033	$891,198
780,869	3.214%, 1/16/2040	817,074
	Morgan Stanley Capital I
350,000	3.224%, 7/15/2049	368,010

	Total Commercial Mortgage- Backed Securities	2,076,282

Financials (9.5%)
	Achmea Hypotheekbank NV
608,000	3.200%, 11/3/2014[a]	632,908
	Bank of Montreal
750,000	2.625%, 1/25/2016[a]	790,093
	Bank of Nova Scotia
500,000	1.450%, 7/26/2013[a]	505,265
	Canadian Imperial Bank of Commerce
1,000,000	2.600%, 7/2/2015[a]	1,047,736
	Cie de Financement Foncier
1,000,000	2.250%, 3/7/2014[a]	983,729
	Dexia Credit Local SA
1,000,000	2.750%, 4/29/2014[a]	933,350
	International Bank for Reconstruction & Development
1,000,000	2.375%, 5/26/2015	1,057,911
	National Bank of Canada
500,000	2.200%, 10/19/2016[a]	512,847
	NCUA Guaranteed Notes
804,613	0.745%, 10/7/2020[b]	805,493
	Private Export Funding Corporation
1,000,000	1.375%, 2/15/2017	1,005,938
	Royal Bank of Canada
1,000,000	3.125%, 4/14/2015[a]	1,055,413
	Toronto-Dominion Bank
1,000,000	2.200%, 7/29/2015[a]	1,024,806

	Total Financials	10,355,489

Foreign Government (4.9%)
	Bank Nederlandse Gemeenten NV
1,875,000	4.375%, 2/16/2021[a]	2,000,535
	Finland Government International Bond
500,000	2.250%, 3/17/2016[a]	527,276
	Kommunalbanken AS
1,000,000	2.750%, 5/5/2015[a]	1,039,624
	Kreditanstalt fuer Wiederaufbau
825,000	0.295%, 6/17/2013[b]	824,636
	Province of British Columbia
1,000,000	2.650%, 9/22/2021	1,044,100

	Total Foreign Government	5,436,171

Mortgage-Backed Securities (5.8%)
	Federal National Mortgage Association Conventional 15- Yr. Pass Through
4,250,000	3.000%, 2/1/2027[c]	4,429,962
	Federal National Mortgage Association Conventional 30- Yr. Pass Through
1,000,000	4.500%, 2/1/2042[c]	1,068,594

Principal Amount	Long-Term Fixed Income (94.3%)	Value

Mortgage-Backed Securities (5.8%) - continued
$750,000	5.000%, 2/1/2042[c]	$809,883

	Total Mortgage-Backed Securities	6,308,439

U.S. Government and Agencies (72.2%)
	FDIC Structured Sale Guaranteed Notes
400,000	Zero Coupon, 1/7/2014[a]	393,060
	Federal Agricultural Mortgage Corporation
1,000,000	2.125%, 9/15/2015	1,039,031
1,000,000	2.000%, 7/27/2016	1,033,445
	Federal Home Loan Banks
3,875,000	0.375%, 1/29/2014	3,873,884
2,000,000	1.375%, 5/28/2014	2,048,094
6,150,000	5.000%, 11/17/2017	7,443,222
	Federal Home Loan Mortgage Corporation
1,800,000	2.500%, 1/7/2014	1,872,871
500,000	0.375%, 2/27/2014	499,783
3,000,000	2.375%, 1/13/2022	3,033,390
	Federal National Mortgage Association
2,100,000	1.250%, 2/27/2014	2,131,571
25,000	4.375%, 10/15/2015	28,290
500,000	1.375%, 11/15/2016	510,705
757,302	2.250%, 6/25/2025	773,747
1,250,000	6.250%, 5/15/2029	1,761,401
	John Sevier Combined Cycle Generation, LLC
1,000,000	4.626%, 1/15/2042	1,037,390
	Tennessee Valley Authority
1,225,000	5.250%, 9/15/2039	1,549,195
	U.S. Treasury Bonds
850,000	6.500%, 11/15/2026	1,291,203
2,150,000	4.375%, 5/15/2041	2,778,540
	U.S. Treasury Bonds, TIPS
340,181	2.125%, 2/15/2040	474,021
	U.S. Treasury Notes
550,000	2.000%, 1/31/2016	582,871
2,800,000	2.625%, 2/29/2016	3,039,095
1,500,000	1.500%, 6/30/2016	1,559,883
3,500,000	3.250%, 3/31/2017	3,941,875
1,500,000	2.250%, 11/30/2017	1,611,445
1,300,000	2.750%, 2/28/2018	1,435,179
4,500,000	2.375%, 6/30/2018	4,858,241
4,850,000	1.500%, 8/31/2018	4,961,021
1,500,000	1.375%, 11/30/2018	1,517,226
7,300,000	3.125%, 5/15/2021	8,203,375
2,125,000	7.625%, 2/15/2025	3,446,153
	U.S. Treasury Notes, TIPS
1,652,926	2.000%, 1/15/2014	1,767,081
710,892	1.625%, 1/15/2015	776,150
1,957,406	0.500%, 4/15/2015	2,077,755
1,281,188	0.125%, 4/15/2016	1,359,460
1,528,212	2.625%, 7/15/2017	1,854,151
1,551,315	1.125%, 1/15/2021	1,774,075

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
118

Government Bond Fund

Schedule of Investments as of January 31, 2012

(unaudited)

Principal Amount	Long-Term Fixed Income (94.3%)	Value

U.S. Government and Agencies (72.2%) - continued
$330,058	2.375%, 1/15/2025	$430,983

	Total U.S. Government and Agencies	78,768,862

	Total Long-Term Fixed Income (cost $96,650,875)	102,945,243

Principal Amount	Short-Term Investments (9.2%)[d]	Value

	Federal Home Loan Bank Discount Notes
5,000,000	0.020%, 2/1/2012[e]	5,000,000
5,000,000	0.010%, 2/3/2012[e]	4,999,997

	Total Short-Term Investments (at amortized cost)	9,999,997

	Total Investments (cost $106,650,872) 103.5%	$112,945,240

	Other Assets and Liabilities, Net (3.5%)	(3,855,156)

	Total Net Assets 100.0%	$109,090,084

a	Denotes securities sold under Rule 144A of the Securities Act of 1933, which exempts them from registration. These securities have been deemed liquid and may be resold to other dealers in the program or to other qualified institutional buyers. As of January 31, 2012, the value of these investments was $11,446,642 or 10.5% of total net assets.
b	Denotes variable rate securities. Variable rate securities are securities whose yields vary with a designated market index or market rate. The rate shown is as of January 31, 2012.
c	Denotes investments purchased on a when-issued or delayed delivery basis.
d	The interest rate shown reflects the yield, coupon rate or the discount rate at the date of purchase.
e	Denotes investments that benefit from credit enhancement or liquidity support provided by a third party bank, institution or government.

Definitions:
TIPS	-	Treasury Inflation Protected Security.

Unrealized Appreciation (Depreciation)

Gross unrealized appreciation and depreciation of investments, based on cost for federal income tax purposes, were as follows:

Gross unrealized appreciation	$6,377,884
Gross unrealized depreciation	(83,516)

Net unrealized appreciation (depreciation)	$6,294,368

Cost for federal income tax purposes	$106,650,872

Fair Valuation Measurements

The following table is a summary of the inputs used, as of January 31, 2012, in valuing Government Bond Fund’s assets carried at fair value.

Investments in Securities	Total	Level 1	Level 2	Level 3

Long-Term Fixed Income
Commercial Mortgage-Backed
Securities	2,076,282	–	2,076,282	–
Financials	10,355,489	–	10,355,489	–
Foreign Government	5,436,171	–	5,436,171	–
Mortgage-Backed Securities	6,308,439	–	6,308,439	–
U.S. Government and Agencies	78,768,862	–	78,768,862	–
Short-Term Investments	9,999,997	–	9,999,997	–

Total	$112,945,240	$–	$112,945,240	$–

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
119

Limited Maturity Bond Fund

Schedule of Investments as of January 31, 2012

(unaudited)

Principal Amount	Long-Term Fixed Income (98.5%)	Value

Asset-Backed Securities (11.5%)
	Avis Budget Rental Car Funding
$3,500,000	2.370%, 11/20/2014[a]	$3,544,951
	Bank of America Auto Trust
1,417,811	1.390%, 3/15/2014[a]	1,421,774
	Carrington Mortgage Loan Trust
1,000,000	0.426%, 8/25/2036[b]	254,672
	Chrysler Financial Auto Securitization
981,041	2.820%, 1/15/2016	987,311
	Citibank Omni Master Trust
4,000,000	4.900%, 11/15/2018[a]	4,389,036
	CNH Equipment Trust
1,365,875	7.210%, 12/16/2013	1,385,320
	Countrywide Asset-Backed Certificates
272,729	5.549%, 8/25/2021[c]	238,468
	Countrywide Home Loans, Inc.
1,180,224	6.085%, 6/25/2021[c]	812,162
	Credit Based Asset Servicing and Securitization, LLC
798,089	5.501%, 12/25/2036	528,476
	Discover Card Master Trust
4,500,000	0.940%, 9/15/2015[b]	4,528,755
	Enterprise Fleet Financing, LLC
4,500,000	1.430%, 10/20/2016[a]	4,501,062
	First Franklin Mortgage Loan Asset-Backed Certificates
86,028	5.500%, 3/25/2036[d,e]	1
	First Horizon ABS Trust
429,356	0.406%, 9/25/2029[b,c]	313,109
	First National Master Note Trust
5,500,000	1.635%, 7/15/2015[b]	5,518,953
	Ford Credit Auto Owner Trust
113,512	3.960%, 5/15/2013	113,664
	Ford Credit Floor Plan Master Owner Trust
5,000,000	1.500%, 9/15/2015	5,049,880
	Fosse Master Issuer plc
3,500,000	1.965%, 10/18/2054[a,b]	3,494,873
	GE Capital Credit Card Master Note Trust
3,650,000	3.690%, 7/15/2015	3,702,461
	GMAC Mortgage Corporation Loan Trust
725,080	0.456%, 8/25/2035[b,c]	461,335
988,547	5.750%, 10/25/2036[c]	651,854
1,472,302	0.456%, 12/25/2036[b,c]	908,175
	GSAMP Trust
1,764,374	0.456%, 2/25/2036[b]	1,399,053
1,625,107	0.356%, 8/25/2036[b]	1,479,372
	Harley-Davidson Motorcycle Trust
85,238	3.190%, 11/15/2013	85,330
	Hyundai Auto Lease Securitization Trust
5,000,000	1.020%, 8/15/2014[a]	5,005,385
	J.P. Morgan Mortgage Trust
699,987	2.786%, 2/25/2036	521,152
	John Deere Owner Trust
1,500,000	3.960%, 5/16/2016	1,513,782
	Mortgage Equity Conversion Asset Trust
2,572,844	0.610%, 1/25/2042[b,d]	2,270,535

Principal Amount	Long-Term Fixed Income (98.5%)	Value

Asset-Backed Securities (11.5%) - continued
$2,542,198	0.590%, 2/25/2042[b,d]	$2,243,490
	Nissan Auto Receivables Owner Trust
3,000,000	4.740%, 8/17/2015	3,065,556
	Renaissance Home Equity Loan Trust
1,628,630	5.608%, 5/25/2036	721,685
750,000	5.285%, 1/25/2037	267,416
	Santander Drive Auto Receivables Trust
1,456,675	0.950%, 8/15/2013	1,457,009
	SLM Student Loan Trust
7,928,937	0.630%, 4/27/2020[b]	7,876,518
7,319,640	0.630%, 4/25/2022[b]	7,257,101
4,029,177	0.640%, 4/25/2023[b]	4,017,251
2,540,957	0.676%, 3/25/2025[b]	2,517,069
6,440,749	0.796%, 3/25/2026[b]	6,427,912
	Toyota Auto Receivables Owner Trust
4,267,639	1.270%, 12/16/2013	4,280,902
	USAA Auto Owner Trust
2,306,896	4.770%, 9/15/2014	2,350,796
	Volkswagen Auto Loan Enhanced Trust
714,742	1.310%, 1/20/2014	716,475
	Wachovia Asset Securitization, Inc.
915,283	0.416%, 7/25/2037[b,c,d]	656,375
	Wachovia Student Loan Trust
5,011,908	0.670%, 7/27/2020[b]	4,981,461
	World Omni Auto Receivables Trust
1,254,014	1.340%, 12/16/2013	1,256,297
1,250,000	1.330%, 1/15/2018	1,257,369

	Total Asset-Backed Securities	106,431,583

Basic Materials (0.5%)
	ArcelorMittal
1,500,000	9.000%, 2/15/2015	1,716,917
	Dow Chemical Company
1,500,000	4.850%, 8/15/2012	1,531,498
1,500,000	2.500%, 2/15/2016	1,531,201

	Total Basic Materials	4,779,616

Capital Goods (1.5%)
	Caterpillar Financial Services Corporation
3,000,000	2.050%, 8/1/2016	3,112,449
	Caterpillar, Inc.
2,500,000	1.375%, 5/27/2014	2,543,400
	CRH America, Inc.
1,500,000	4.125%, 1/15/2016	1,514,354
	Danaher Corporation
1,000,000	0.817%, 6/21/2013[b]	1,003,584
	Eaton Corporation
2,000,000	0.885%, 6/16/2014[b]	2,002,094
	Hutchinson Whampoa Finance, Ltd.
1,700,000	4.625%, 9/11/2015[a]	1,801,517

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
120

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Schedule of Investments as of January 31, 2012

(unaudited)

Principal Amount	Long-Term Fixed Income (98.5%)	Value

Capital Goods (1.5%) - continued
	Textron, Inc.
$1,300,000	6.200%, 3/15/2015	$1,395,095

	Total Capital Goods	13,372,493

Collateralized Mortgage Obligations (2.5%)
	American Home Mortgage Assets Trust
1,541,214	1.117%, 11/25/2046[b]	597,174
	Banc of America Mortgage Securities, Inc.
613,863	2.754%, 9/25/2035[b]	482,493
	Bear Stearns Adjustable Rate Mortgage Trust
878,252	2.400%, 10/25/2035[b]	707,685
	Chase Mortgage Finance Corporation
198,223	5.239%, 1/25/2036	13,699
	Countrywide Alternative Loan Trust
859,403	5.500%, 11/25/2035	827,607
588,753	5.500%, 2/25/2036	406,984
826,078	6.000%, 1/25/2037	546,114
	Countrywide Home Loans, Inc.
1,119,455	2.784%, 3/20/2036	486,255
1,161,289	2.772%, 9/20/2036	603,203
	Deutsche Alt-A Securities, Inc.
1,834,812	0.967%, 4/25/2047[b]	1,117,890
	GSR Mortgage Loan Trust
1,961,513	0.466%, 8/25/2046[b]	1,524,566
	HomeBanc Mortgage Trust
988,468	2.222%, 4/25/2037	555,326
	Impac CMB Trust
320,658	0.916%, 8/25/2035[b]	194,817
	J.P. Morgan Alternative Loan Trust
1,818,345	2.698%, 3/25/2036	995,246
	J.P. Morgan Mortgage Trust
703,341	2.768%, 10/25/2036	530,543
	Merrill Lynch Mortgage Investors, Inc.
1,430,410	5.615%, 6/25/2035	1,152,173
	Permanent Master plc
5,000,000	2.067%, 7/15/2042[a,b]	5,007,750
	Residential Accredit Loans, Inc.
908,497	3.617%, 9/25/2035	558,744
	Wachovia Mortgage Loan Trust, LLC
836,279	2.792%, 5/20/2036[b]	554,562
	WaMu Mortgage Pass-Through Certificates
1,578,763	1.077%, 10/25/2046[b]	848,445
1,918,092	1.017%, 12/25/2046[b]	1,023,548
1,820,563	0.937%, 1/25/2047[b]	931,781
	Washington Mutual Alternative Mortgage Pass-Through Certificates
1,498,896	1.117%, 9/25/2046[b]	563,901
2,222,033	0.947%, 2/25/2047[b]	890,893
	Washington Mutual Mortgage Pass-Through Certificates
619,655	0.566%, 10/25/2045[b]	464,818

Principal Amount	Long-Term Fixed Income (98.5%)	Value

Collateralized Mortgage Obligations (2.5%) - continued
	Wells Fargo Mortgage Backed Securities Trust
$331,939	2.648%, 3/25/2036	$264,852
1,223,218	2.679%, 3/25/2036	973,498

	Total Collateralized Mortgage Obligations	22,824,567

Commercial Mortgage-Backed Securities (7.8%)
	Banc of America Commercial Mortgage, Inc.
2,000,000	5.817%, 4/10/2049	1,934,704
	Bear Stearns Commercial Mortgage Securities, Inc.
4,015,129	5.613%, 6/11/2050	4,167,567
859,508	0.435%, 3/15/2022[a,b]	841,903
1,158,947	5.852%, 6/11/2040	1,199,616
326,518	5.205%, 2/11/2044	326,271
1,000,000	5.331%, 2/11/2044	1,073,683
	Citigroup/Deutsche Bank Commercial Mortgage
1,595,000	5.322%, 12/11/2049	1,738,161
	Commercial Mortgage Pass- Through Certificates
1,000,000	0.415%, 12/15/2020[a,b]	895,676
1,000,000	5.306%, 12/10/2046	1,110,392
	Credit Suisse AG Guernsey
1,000,000	2.600%, 5/27/2016[a]	1,021,305
	Credit Suisse First Boston Mortgage Securities Corporation
4,129,711	4.691%, 4/15/2037	4,317,232
	Credit Suisse Mortgage Capital Certificates
629,663	0.455%, 10/15/2021[a,b]	586,742
1,750,000	5.467%, 9/15/2039	1,897,859
	Government National Mortgage Association
2,923,143	2.870%, 3/16/2051	3,032,764
4,803,779	1.864%, 8/16/2031	4,850,597
6,002,357	2.164%, 3/16/2033	6,104,709
5,075,649	3.214%, 1/16/2040	5,310,981
	Greenwich Capital Commercial Funding Corporation
2,697,000	5.074%, 1/5/2036	2,789,245
4,500,000	5.224%, 4/10/2037	4,896,419
	J.P. Morgan Chase Commercial Mortgage Securities Corporation
3,500,000	5.429%, 12/12/2043	3,859,968
	LB-UBS Commercial Mortgage Trust
1,490,947	5.303%, 2/15/2040	1,496,801
	Morgan Stanley Capital I
2,000,000	3.224%, 7/15/2049	2,102,914
	Morgan Stanley Capital, Inc.
1,600,000	5.406%, 3/15/2044	1,504,454
3,114,944	5.783%, 4/12/2049	3,212,058
	NCUA Guaranteed Notes
4,423,545	1.600%, 10/29/2020	4,491,027

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
121

Limited Maturity Bond Fund

Schedule of Investments as of January 31, 2012

(unaudited)

Principal Amount	Long-Term Fixed Income (98.5%)	Value

Commercial Mortgage-Backed Securities (7.8%) - continued
	Network Rail Infrastructure Finance plc
$6,000,000	1.500%, 1/13/2014[a]	$6,085,200
	Wachovia Bank Commercial Mortgage Trust
1,500,000	5.765%, 7/15/2045	1,695,326
	WaMu Commercial Mortgage Securities Trust
59,931	3.830%, 1/25/2035[a]	60,134

	Total Commercial Mortgage- Backed Securities	72,603,708

Communications Services (2.0%)
	Alltel Corporation
1,325,000	7.000%, 7/1/2012	1,359,930
	CBS Corporation
1,500,000	8.875%, 5/15/2019	1,974,178
	Crown Castle Towers, LLC
1,750,000	4.523%, 1/15/2015[a]	1,829,651
1,500,000	3.214%, 8/15/2015[a]	1,518,788
850,000	4.174%, 8/15/2017[a]	874,660
	GTP Acquisition Partners I, LLC
1,500,000	4.347%, 6/15/2016[a]	1,508,916
	Qwest Communications International, Inc.
1,000,000	7.125%, 4/1/2018	1,070,000
	SBA Tower Trust
3,500,000	4.254%, 4/15/2015[a]	3,621,583
	Telecom Italia Capital SA
1,250,000	4.950%, 9/30/2014	1,225,000
	Telemar Norte Leste SA
500,000	5.500%, 10/23/2020[a]	499,375
	Time Warner Cable, Inc.
1,100,000	5.400%, 7/2/2012	1,121,605
1,650,000	7.500%, 4/1/2014	1,862,758

	Total Communications Services	18,466,444

Consumer Cyclical (1.7%)
	American Honda Finance Corporation
3,000,000	1.850%, 9/19/2014[a]	3,031,665
	Daimler Finance North America, LLC
3,000,000	1.184%, 3/28/2014[a,b]	2,945,943
	Ford Motor Credit Company, LLC
1,500,000	7.000%, 4/15/2015	1,650,000
	KIA Motors Corporation
1,000,000	3.625%, 6/14/2016[a]	996,531
	RCI Banque SA
1,000,000	4.600%, 4/12/2016[a]	954,723
	Toyota Motor Credit Corporation
3,500,000	1.250%, 11/17/2014	3,533,747
	Volkswagen International Finance NV
3,000,000	1.875%, 4/1/2014[a,f]	3,021,321

	Total Consumer Cyclical	16,133,930

Consumer Non-Cyclical (2.5%)
	Altria Group, Inc.
2,000,000	4.125%, 9/11/2015	2,187,404

Principal Amount	Long-Term Fixed Income (98.5%)	Value

Consumer Non-Cyclical (2.5%) - continued
	Anheuser-Busch InBev Worldwide, Inc.
$2,500,000	1.107%, 1/27/2014[b]	$2,508,410
	Bunge Limited Finance Corporation
1,000,000	4.100%, 3/15/2016	1,047,769
	Cargill, Inc.
1,073,000	4.307%, 5/14/2021[a]	1,171,824
	Celgene Corporation
1,500,000	2.450%, 10/15/2015	1,531,050
	Coca-Cola Enterprises, Inc.
2,000,000	2.000%, 8/19/2016	2,016,412
	Express Scripts, Inc.
1,500,000	3.125%, 5/15/2016	1,552,593
	General Mills, Inc.
2,000,000	0.811%, 5/16/2014[b,f]	1,998,976
	Kraft Foods, Inc.
1,500,000	4.125%, 2/9/2016	1,629,629
	Lorillard Tobacco Company
1,000,000	3.500%, 8/4/2016	1,024,688
	Quest Diagnostics, Inc.
2,000,000	1.424%, 3/24/2014[b]	2,010,314
	SABMiller Holdings, Inc.
2,000,000	2.450%, 1/15/2017[a]	2,043,062
	Teva Pharmaceutical Finance III BV
2,000,000	1.067%, 3/21/2014[b]	1,998,526

	Total Consumer Non-Cyclical	22,720,657

Energy (3.2%)
	BP Capital Markets plc
3,000,000	1.153%, 12/6/2013[b]	3,015,021
4,000,000	1.140%, 3/11/2014[b]	4,013,988
	Cameron International Corporation
2,000,000	1.459%, 6/2/2014[b]	2,004,108
	Cenovus Energy, Inc.
1,000,000	4.500%, 9/15/2014	1,083,155
	CNPC HK Overseas Capital, Ltd.
1,750,000	3.125%, 4/28/2016[a,f]	1,825,126
	Energy Transfer Partners, LP
1,000,000	6.000%, 7/1/2013	1,062,454
	Enterprise Products Operating, LLC
2,500,000	3.200%, 2/1/2016	2,608,647
	International Petroleum Investment Company, Ltd.
1,000,000	3.125%, 11/15/2015[a]	1,003,750
	Kinder Morgan Energy Partners, LP
750,000	3.500%, 3/1/2016	788,988
	Occidental Petroleum Corporation
2,000,000	1.450%, 12/13/2013	2,034,438
	Petrobras International Finance Company
2,000,000	3.875%, 1/27/2016	2,047,770
	Rowan Companies, Inc.
1,500,000	5.000%, 9/1/2017	1,592,685
	Schlumberger SA
2,500,000	2.650%, 1/15/2016[a]	2,618,588

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
122

Limited Maturity Bond Fund

Schedule of Investments as of January 31, 2012

(unaudited)

Principal Amount	Long-Term Fixed Income (98.5%)	Value

Energy (3.2%) - continued
	Statoil ASA
$1,786,000	5.125%, 4/30/2014[a]	$1,958,972
	Valero Energy Corporation
350,000	6.125%, 2/1/2020	399,074
	Weatherford International, Ltd.
1,000,000	6.000%, 3/15/2018	1,132,365

	Total Energy	29,189,129

Financials (28.4%)
	Abbey National Treasury Services plc
1,500,000	3.875%, 11/10/2014[a]	1,469,847
	ABN Amro Bank NV
3,500,000	2.323%, 1/30/2014[a,b]	3,417,564
	Achmea Hypotheekbank NV
3,343,000	3.200%, 11/3/2014[a]	3,479,953
	Ally Financial, Inc.
1,250,000	4.500%, 2/11/2014	1,249,850
	American International Group, Inc.
1,500,000	5.050%, 10/1/2015	1,537,751
	Australia and New Zealand Banking Group, Ltd.
3,500,000	2.400%, 11/23/2016[a]	3,538,178
	Bank of America Corporation
2,000,000	1.973%, 1/30/2014[b]	1,936,108
1,000,000	5.625%, 10/14/2016	1,033,781
	Bank of Montreal
3,250,000	2.625%, 1/25/2016[a]	3,423,735
	Bank of New York Mellon Corporation
1,600,000	1.345%, 11/24/2014[b]	1,602,150
1,600,000	1.700%, 11/24/2014	1,626,200
	Bank of Nova Scotia
2,000,000	1.250%, 11/7/2014[a]	2,017,282
2,000,000	2.150%, 8/3/2016[a]	2,053,636
	Barclays Bank plc
1,500,000	2.375%, 1/13/2014	1,493,376
3,000,000	2.500%, 9/21/2015[a,f]	2,979,567
	Barclays Bank plc, Convertible
1,700,000	1.000%, 6/25/2017[g]	1,822,060
	Bear Stearns Companies, LLC
1,500,000	6.400%, 10/2/2017	1,704,246
1,250,000	4.650%, 7/2/2018	1,317,871
	Berkshire Hathaway Finance Corporation
2,000,000	2.450%, 12/15/2015	2,097,422
	Berkshire Hathaway, Inc.
1,250,000	1.900%, 1/31/2017	1,269,669
	Caisse centrale Desjardins du Quebec
2,000,000	2.550%, 3/24/2016[a]	2,064,466
	Canadian Imperial Bank of Commerce
3,500,000	0.900%, 9/19/2014[a,f]	3,495,961
1,500,000	2.600%, 7/2/2015[a]	1,571,604
	Capital One Financial Corporation
3,000,000	1.717%, 7/15/2014[b]	2,957,490
	CDP Financial, Inc.
4,000,000	3.000%, 11/25/2014[a]	4,170,244
	Cie de Financement Foncier
4,000,000	2.250%, 3/7/2014[a]	3,934,916

Principal Amount	Long-Term Fixed Income (98.5%)	Value

Financials (28.4%) - continued
	Citigroup, Inc.
$3,000,000	6.000%, 12/13/2013	$3,188,607
2,400,000	1.511%, 4/1/2014[b]	2,298,576
	CME Group Index Services, LLC
1,500,000	4.400%, 3/15/2018[a]	1,594,002
	CNA Financial Corporation
2,000,000	6.500%, 8/15/2016	2,181,078
	Commonwealth Bank of Australia
3,300,000	2.500%, 12/10/2012[a]	3,356,654
	Cooperative Centrale Raiffeisen- Boerenleenbank BA
2,000,000	2.125%, 10/13/2015	1,996,230
	Credit Agricole Home Loan SFH
4,000,000	1.311%, 7/21/2014[a,b]	3,833,780
	Credit Suisse of New York, Convertible
1,050,000	0.500%, 6/22/2018[h]	990,675
	Credit Suisse Securities USA, LLC
3,000,000	1.000%, 4/28/2017[g]	2,888,100
	Danske Bank AS
2,400,000	3.875%, 4/14/2016[a]	2,323,375
	Dexia Credit Local SA
5,000,000	2.750%, 4/29/2014[a]	4,666,750
	DnB NOR Boligkreditt
3,500,000	2.900%, 3/29/2016[a]	3,611,234
	Eksportfinans ASA
1,500,000	2.375%, 5/25/2016	1,291,361
	Fifth Third Bancorp
400,000	3.625%, 1/25/2016	416,921
	Fifth Third Bank
2,250,000	0.576%, 5/17/2013[b]	2,210,067
	FUEL Trust
1,250,000	4.207%, 4/15/2016[a]	1,283,645
1,300,000	3.984%, 6/15/2016[a]	1,323,820
	GATX Corporation
1,000,000	4.750%, 10/1/2012	1,019,298
1,000,000	4.750%, 5/15/2015	1,065,874
	General Electric Capital Corporation
3,000,000	0.806%, 9/15/2014[b]	2,915,085
2,500,000	3.350%, 10/17/2016	2,638,005
	Goldman Sachs Group, Inc., Convertible
64,950	2.600%, 3/16/2012[a,i]	460,690
63,200	3.400%, 7/10/2013[a,j]	1,818,896
	HCP, Inc.
2,000,000	2.700%, 2/1/2014	2,020,618
	Health Care REIT, Inc.
500,000	6.125%, 4/15/2020	546,415
	HSBC Bank plc
2,500,000	1.625%, 8/12/2013[a]	2,466,763
4,000,000	1.625%, 7/7/2014[a,f]	3,962,056
	ING Bank NV
5,500,000	2.500%, 1/14/2016[a]	5,504,934
	International Lease Finance Corporation
700,000	8.625%, 9/15/2015	755,125
	Irish Life & Permanent plc
4,000,000	3.600%, 1/14/2013[a]	3,750,804
	J.P. Morgan Chase & Company
3,000,000	1.329%, 9/30/2013[b]	3,006,246
500,000	3.150%, 7/5/2016	507,621
400,000	4.350%, 8/15/2021	408,010

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
123

Limited Maturity Bond Fund

Schedule of Investments as of January 31, 2012

(unaudited)

Principal Amount	Long-Term Fixed Income (98.5%)	Value

Financials (28.4%) - continued
	J.P. Morgan Chase Bank NA
$1,000,000	5.875%, 6/13/2016	$1,090,548
	Landwirtschaftliche Rentenbank
5,000,000	0.746%, 3/15/2016[a,b]	4,988,505
	Lehman Brothers Holdings E-Capital Trust I
1,500,000	1.259%, 8/19/2065[b,k]	150
	Lloyds TSB Bank plc
3,500,000	4.375%, 1/12/2015[a]	3,531,364
300,000	6.500%, 9/14/2020[a]	279,851
	MetLife, Inc.
3,500,000	1.685%, 8/6/2013[b]	3,531,791
	Metropolitan Life Global Funding I
1,320,000	5.125%, 4/10/2013[a]	1,383,557
2,250,000	3.650%, 6/14/2018[a]	2,348,028
	Morgan Stanley
1,000,000	4.750%, 4/1/2014	1,015,972
2,000,000	4.200%, 11/20/2014	2,021,528
	National Australia Bank, Ltd.
2,500,000	1.507%, 7/25/2014[a,b,f]	2,483,155
	National Bank of Canada
2,000,000	1.650%, 1/30/2014[a]	2,028,094
1,750,000	2.200%, 10/19/2016[a]	1,794,966
	Nationwide Building Society
2,000,000	4.650%, 2/25/2015[a]	2,019,940
	NCUA Guaranteed Notes
4,023,065	0.745%, 10/7/2020[b]	4,027,466
3,883,496	0.646%, 12/7/2020[b]	3,885,729
	Nederlandse Waterschapsbank NV
3,500,000	1.375%, 5/16/2014[a]	3,494,019
800,000	1.250%, 10/20/2014[a]	791,515
	New York Life Global Funding
4,000,000	3.000%, 5/4/2015[a]	4,222,664
	Nordea Eiendomskreditt AS
4,000,000	1.875%, 4/7/2014[a]	4,025,324
	Oesterreichische Kontrollbank AG
6,000,000	2.000%, 6/3/2016	6,012,096
	ORIX Corporation
2,500,000	5.000%, 1/12/2016	2,638,690
	Private Export Funding Corporation
3,000,000	2.125%, 7/15/2016	3,138,924
	ProLogis LP, Convertible
1,525,000	2.250%, 4/1/2037	1,526,906
	Prudential Financial, Inc.
2,000,000	5.100%, 9/20/2014	2,170,454
1,000,000	6.100%, 6/15/2017	1,122,987
	Rabobank Capital Funding Trust II
1,012,000	5.260%, 12/29/2049[a,l]	971,660
	Reinsurance Group of America, Inc.
1,500,000	6.450%, 11/15/2019	1,705,554
	Royal Bank of Canada
3,000,000	1.253%, 10/30/2014[b]	2,999,187
4,175,000	3.125%, 4/14/2015[a]	4,406,349
	Santander US Debt SA Unipersonal
750,000	2.991%, 10/7/2013[a]	727,421

Principal Amount	Long-Term Fixed Income (98.5%)	Value

Financials (28.4%) - continued
	SLM Corporation
$1,000,000	8.000%, 3/25/2020	$1,065,000
	SSIF Nevada, LP
2,900,000	1.267%, 4/14/2014[a,b]	2,854,261
	Stadshypotek AB
4,000,000	1.129%, 9/30/2013[a,b]	3,995,100
	State Street Capital Trust III
1,000,000	5.536%, 3/15/2042[b,l]	1,002,590
	Sumitomo Mitsui Banking Corporation
3,000,000	1.511%, 7/22/2014[a,b]	3,009,696
	Svenske Exportkredit AB
2,500,000	3.250%, 9/16/2014	2,620,492
	Swedbank AB
2,500,000	2.800%, 2/10/2012[a]	2,498,850
	Swedbank Hypotek AB
5,000,000	1.024%, 3/28/2014[a,b]	4,918,945
	Toronto-Dominion Bank
3,000,000	0.739%, 7/26/2013[b]	3,005,889
2,500,000	2.200%, 7/29/2015[a,f]	2,562,015
	U.S. Bank National Association
3,000,000	3.778%, 4/29/2020	3,107,304
	U.S. Central Federal Credit Union
3,500,000	1.900%, 10/19/2012	3,543,802
	UBS AG/London
4,500,000	1.875%, 1/23/2015[a]	4,483,579
	UnitedHealth Group, Inc.
1,000,000	5.500%, 11/15/2012	1,036,633
	Vestjysk Bank AS
5,500,000	1.109%, 6/17/2013[a,b]	5,523,958
	Wachovia Corporation
2,000,000	5.250%, 8/1/2014	2,148,836
	WEA Finance, LLC/WT Finance Australia, Pty, Ltd.
1,650,000	5.750%, 9/2/2015[a]	1,816,587
	Wells Fargo & Company
2,500,000	2.625%, 12/15/2016	2,552,112
	Westpac Banking Corporation
3,000,000	1.309%, 3/31/2014[a,b]	2,955,816

	Total Financials	262,652,101

Foreign Government (4.6%)
	Bank Nederlandse Gemeenten NV
3,500,000	1.500%, 3/28/2014[a]	3,510,199
4,500,000	1.000%, 11/17/2014[a,f]	4,454,312
	Corporacion Andina de Fomento
2,500,000	5.750%, 1/12/2017	2,715,233
	European Investment Bank
4,000,000	1.750%, 3/15/2017[f]	4,022,816
	Finland Government International Bond
3,000,000	2.250%, 3/17/2016[a]	3,163,656
	Hydro Quebec
2,000,000	2.000%, 6/30/2016	2,054,492
	Kommunalbanken AS
5,000,000	2.750%, 5/5/2015[a]	5,198,120
	Korea Housing Finance Corporation
2,000,000	3.500%, 12/15/2016[a]	2,012,328
	Kreditanstalt fuer Wiederaufbau
5,500,000	0.295%, 6/17/2013[b]	5,497,574

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
124

Limited Maturity Bond Fund

Schedule of Investments as of January 31, 2012

(unaudited)

Principal Amount	Long-Term Fixed Income (98.5%)	Value

Foreign Government (4.6%) - continued
	Mexico Government International Bond
$750,000	5.125%, 1/15/2020	$852,000
	Province of British Columbia
3,500,000	2.100%, 5/18/2016	3,675,241
	Province of New Brunswick
2,000,000	2.750%, 6/15/2018	2,115,438
	Province of Ontario
3,000,000	1.600%, 9/21/2016	3,025,329

	Total Foreign Government	42,296,738

Mortgage-Backed Securities (3.6%)
	Federal Home Loan Mortgage Corporation Gold 15-Yr. Pass Through
3,200,000	3.000%, 2/1/2027[m]	3,332,499
	Federal Home Loan Mortgage Corporation Gold 30-Yr. Pass Through
1,633,672	6.500%, 9/1/2037	1,830,447
	Federal National Mortgage Association Conventional 15- Yr. Pass Through
9,600,000	3.000%, 2/1/2027[m]	10,006,502
	Federal National Mortgage Association Conventional 20- Yr. Pass Through
1,638,853	6.000%, 8/1/2024	1,825,116
	Federal National Mortgage Association Conventional 30- Yr. Pass Through
2,119,972	5.830%, 9/1/2037[b]	2,292,371
986,447	5.618%, 10/1/2037[b]	1,065,546
11,340,000	6.000%, 2/1/2042[m]	12,463,817

	Total Mortgage-Backed Securities	32,816,298

Technology (1.0%)
	Affiliated Computer Services, Inc.
1,000,000	5.200%, 6/1/2015	1,075,284
	Hewlett-Packard Company
2,000,000	0.923%, 5/30/2014[b]	1,947,932
	Symantec Corporation
1,000,000	2.750%, 9/15/2015	1,017,889
	Texas Instruments, Inc.
2,000,000	0.637%, 5/15/2013[b,f]	2,006,332
1,400,000	2.375%, 5/16/2016	1,467,852
	Xerox Corporation
2,000,000	1.281%, 5/16/2014[b]	1,974,328

	Total Technology	9,489,617

Transportation (0.9%)
	Continental Airlines, Inc.
1,350,000	6.750%, 9/15/2015[a]	1,350,000
	CSX Corporation
1,500,000	6.250%, 4/1/2015	1,736,886
	Delta Air Lines, Inc.
250,000	6.750%, 5/23/2017	235,625
1,000,000	6.375%, 7/2/2017	940,000
	Erac USA Finance Company
2,500,000	2.750%, 7/1/2013[a]	2,541,028

Principal Amount	Long-Term Fixed Income (98.5%)	Value

Transportation (0.9%) - continued
	US Airways Group, Inc.
$1,161,267	6.250%, 4/22/2023	$1,126,429

	Total Transportation	7,929,968

U.S. Government and Agencies (26.2%)
	FDIC Structured Sale Guaranteed Notes
6,000,000	Zero Coupon, 1/7/2013[a]	5,970,360
	Federal Agricultural Mortgage Corporation
4,000,000	1.250%, 12/6/2013	4,060,212
2,500,000	2.125%, 9/15/2015	2,597,577
2,500,000	2.000%, 7/27/2016	2,583,612
	Federal Farm Credit Bank
5,000,000	1.375%, 6/25/2013	5,080,550
10,000,000	0.516%, 9/23/2013[b]	10,025,070
	Federal Home Loan Banks
6,000,000	0.324%, 2/10/2012[b]	5,997,198
5,000,000	0.330%, 9/16/2013[b]	5,006,060
3,000,000	0.375%, 1/29/2014	2,999,136
14,500,000	1.375%, 5/28/2014	14,848,681
	Federal Home Loan Mortgage Corporation
4,000,000	0.375%, 2/27/2014	3,998,264
	Federal National Mortgage Association
5,000,000	1.375%, 11/15/2016	5,107,050
6,941,933	2.250%, 6/25/2025	7,092,677
	U.S. Treasury Bonds
4,325,000	4.375%, 5/15/2041	5,589,388
	U.S. Treasury Notes
4,500,000	0.625%, 12/31/2012	4,519,863
6,000,000	0.250%, 11/30/2013	6,003,750
13,500,000	1.500%, 12/31/2013	13,831,169
17,200,000	2.250%, 5/31/2014	17,996,842
30,925,000	0.750%, 6/15/2014	31,292,234
8,650,000	2.375%, 9/30/2014	9,130,482
34,600,000	2.000%, 1/31/2016	36,667,904
9,350,000	1.500%, 6/30/2016	9,723,271
1,250,000	2.750%, 2/28/2018	1,379,980
400,000	2.375%, 6/30/2018	431,844
2,500,000	1.500%, 8/31/2018	2,557,227
1,250,000	3.125%, 5/15/2021[n]	1,404,687
	U.S. Treasury Notes, TIPS
5,842,215	0.125%, 4/15/2016	6,199,139
10,859,205	1.125%, 1/15/2021	12,418,522
6,497,140	0.125%, 1/15/2022	6,765,147

	Total U.S. Government and Agencies	241,277,896

Utilities (0.6%)
	Enterprise Products Operating, LLC
1,500,000	5.200%, 9/1/2020	1,683,488
	National Rural Utilities Cooperative Finance Corporation
1,350,000	5.500%, 7/1/2013	1,442,428
	Oncor Electric Delivery Company, LLC
1,300,000	5.750%, 9/30/2020	1,474,801
	ONEOK Partners, LP
350,000	8.625%, 3/1/2019	450,056

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
125

Limited Maturity Bond Fund

Schedule of Investments as of January 31, 2012

(unaudited)

Principal Amount	Long-Term Fixed Income (98.5%)	Value

Utilities (0.6%) - continued
	Virginia Electric & Power Company
$640,000	5.100%, 11/30/2012	$663,286

	Total Utilities	5,714,059

	Total Long-Term Fixed Income (cost $908,546,379)	908,698,804

Shares	Mutual Funds (1.2%)	Value

Fixed Income Mutual Funds (1.2%)
2,247,228	Thrivent High Yield Fund	10,809,168

	Total Fixed Income Mutual Funds	10,809,168

	Total Mutual Funds (cost $8,300,000)	10,809,168

Shares	Preferred Stock (0.4%)	Value

Financials (0.2%)
10,250	Citigroup, Inc., Convertible[o]	949,765
72,400	Federal National Mortgage Association, 8.250%[l,p]	104,980
39,000	HSBC Holdings plc, 8.000%[l]	1,053,780

	Total Financials	2,108,525

Utilities (0.2%)
20,000	Southern California Edison Company, 4.520%[l]	1,985,000

	Total Utilities	1,985,000

	Total Preferred Stock (cost $5,535,422)	4,093,525

Shares	Collateral Held for Securities Loaned (2.7%)	Value

25,176,077	Thrivent Financial Securities Lending Trust	25,176,077

	Total Collateral Held for Securities Loaned (cost $25,176,077)	25,176,077

Principal Amount	Short-Term Investments (2.3%)[q]	Value

	Federal Home Loan Bank Discount Notes
12,000,000	0.005%, 2/8/2012[r]	11,999,988
	Federal Home Loan Mortgage Corporation Discount Notes
3,000,000	0.030%, 2/8/2012[r]	2,999,983
	Federal National Mortgage Association Discount Notes
1,650,000	0.105%, 2/22/2012[r,s]	1,649,900

Principal Amount	Short-Term Investments (2.3%)[q]	Value

	Total Capital SA
4,700,000	0.120%, 2/1/2012[r]	$4,700,000

	Total Short-Term Investments (at amortized cost)	21,349,871

	Total Investments (cost $968,907,749) 105.1%	$970,127,445

	Other Assets and Liabilities, Net (5.1%)	(47,461,454)

	Total Net Assets 100.0%	$922,665,991

a	Denotes securities sold under Rule 144A of the Securities Act of 1933, which exempts them from registration. These securities have been deemed liquid and may be resold to other dealers in the program or to other qualified institutional buyers. As of January 31, 2012, the value of these investments was $249,971,364 or 27.1% of total net assets.
b	Denotes variable rate securities. Variable rate securities are securities whose yields vary with a designated market index or market rate. The rate shown is as of January 31, 2012.
c	All or a portion of the security is insured or guaranteed.
d	Denotes restricted securities. Restricted securities are investment securities which have been deemed illiquid and cannot be offered for public sale without first being registered under the Securities Act of 1933. The following table indicates the acquisition date and cost of restricted securities Limited Maturity Bond Fund owned as of January 31, 2012.

Security	Acquisition Date	Cost
First Franklin Mortgage Loan Asset-Backed Certificates	4/19/2006	$85,895
Mortgage Equity Conversion Asset Trust	1/18/2007	2,542,198
Mortgage Equity Conversion Asset Trust	2/14/2007	2,572,844
Wachovia Asset Securitization, Inc.	3/16/2007	915,283

e	Defaulted security. Interest is not being accrued.
f	All or a portion of the security is on loan.
g	Denotes equity-linked structured security. This security is linked to the S&P 500 Index.
h	Denotes equity-linked structured security. This security is linked to the common stock of Berkshire Hathaway, Inc.
i	Security is displayed in shares. This security is an equity-linked structured security. This security is linked to the common stock of RadioShack Corporation.
j	Security is displayed in shares. This security is an equity-linked structured security. This security is linked to the common stock of Microsoft Corporation.
k	In bankruptcy. Interest is not being accrued.
l	Denotes perpetual securities. Perpetual securities pay an indefinite stream of interest, but may be called by the issuer at an earlier date.
m	Denotes investments purchased on a when-issued or delayed delivery basis.
n	At January 31, 2012, $(185,419) of investments were pledged as collateral with the custodian under the agreement between the counterparty, the custodian and the fund for open swap contracts.

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
126

Limited Maturity Bond Fund

Schedule of Investments as of January 31, 2012

(unaudited)

o	Comprised of a 79.7% prepaid stock purchase contract for common stock of Citigroup, Inc. and a 20.3% amortizing note. The quarterly payments received consists of return of capital and 6.15% interest on only the portion that is the note.
p	Non-income producing security.
q	The interest rate shown reflects the yield, coupon rate or the discount rate at the date of purchase.
r	Denotes investments that benefit from credit enhancement or liquidity support provided by a third party bank, institution or government.
s	At January 31, 2012, $1,649,900 of investments were held on deposit with the counterparty and pledged as the initial margin deposit for open futures contracts.

Definitions:
REIT	-	Real Estate Investment Trust is a company that buys, develops, manages and/or sells real estate assets.
TIPS	-	Treasury Inflation Protected Security.

Unrealized Appreciation (Depreciation)

Gross unrealized appreciation and depreciation of investments,based on cost for federal income tax purposes, were as follows:

Gross unrealized appreciation	$22,478,405
Gross unrealized depreciation	(21,258,709)

Net unrealized appreciation (depreciation)	$1,219,696

Cost for federal income tax purposes	$968,907,749

Fair Valuation Measurements

The following table is a summary of the inputs used, as of January 31, 2012, in valuing Limited Maturity Bond Fund’s assets carried at fair value.

Investments in Securities	Total	Level 1	Level 2	Level 3
Long-Term Fixed Income
Asset-Backed Securities	106,431,583	–	101,917,558	4,514,025
Basic Materials	4,779,616	–	4,779,616	–
Capital Goods	13,372,493	–	13,372,493	–
Collateralized Mortgage Obligations	22,824,567	–	22,824,567	–
Commercial Mortgage-Backed Securities	72,603,708	–	72,603,708	–
Communications Services	18,466,444	–	18,466,444	–
Consumer Cyclical	16,133,930	–	16,133,930	–
Consumer Non-Cyclical	22,720,657	–	22,720,657	–
Energy	29,189,129	–	29,189,129	–
Financials	262,652,101	–	254,671,680	7,980,421
Foreign Government	42,296,738	–	42,296,738	–
Mortgage-Backed Securities	32,816,298	–	32,816,298	–
Technology	9,489,617	–	9,489,617	–
Transportation	7,929,968	–	7,929,968	–
U.S. Government and Agencies	241,277,896	–	241,277,896	–
Utilities	5,714,059	–	5,714,059	–
Mutual Funds
Fixed Income Mutual Funds	10,809,168	10,809,168	–	–
Preferred Stock
Financials	2,108,525	2,108,525	–	–
Utilities	1,985,000	1,985,000	–	–
Collateral Held for Securities Loaned	25,176,077	25,176,077	–	–
Short-Term Investments	21,349,871	–	21,349,871	–
Total	$970,127,445	$40,078,770	$917,554,229	$12,494,446

Other Financial Instruments	Total	Level 1	Level 2	Level 3
Asset Derivatives
Futures Contracts	20,985	20,985	–	–
Total Asset Derivatives	$20,985	$20,985	$–	$–

Liability Derivatives
Futures Contracts	2,195,684	2,195,684	–	–
Credit Default Swaps	774,309	–	774,309	–
Total Liability Derivatives	$2,969,993	$2,195,684	$774,309	$–

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
127

Limited Maturity Bond Fund

Schedule of Investments as of January 31, 2012

(unaudited)

The following table is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value for Limited Maturity Bond Fund.

Investments in Securities	Value October 31, 2011	Realized Gain/(Loss)	Change in Unrealized Appreciation/ (Depreciation)*	Purchases	Sales	Transfers Into Level 3	Transfers Out of Level 3	Value January 31, 2012
Long-Term Fixed Income
Asset-Backed Securities	9,604,538	–	(82,763)	–	–	–	(5,007,750)	4,514,025
Financials	10,483,332	22,241	(202,751)	1,700,586	(4,022,987)	–	–	7,980,421

Total	$20,087,870	$22,241	($285,514)	$1,700,586	($4,022,987)	$–	($5,007,750)	$12,494,446

Transfers into or out of Level 3 represent the beginning value or ending value, respectively, of any security or instrument where a change in the valuation level occurred from the beginning to the end of the period.

*	Includes the change in net unrealized appreciation/(depreciation) on Level 3 securities held on January 31, 2012 of $304,412.

Futures Contracts	Number of Contracts Long/(Short)	Expiration Date	Notional Principal Amount	Value	Unrealized Gain/(Loss)
2-Yr. U.S. Treasury Bond Futures	(85)	March 2012	($18,739,585)	($18,763,750)	($24,165)
5-Yr. U.S. Treasury Bond Futures	(1,100)	March 2012	(134,935,713)	(136,451,568)	(1,515,855)
10-Yr. U.S. Treasury Bond Futures	(205)	March 2012	(26,455,586)	(27,111,250)	(655,664)
20-Yr. U.S. Treasury Bond Futures	10	March 2012	1,433,390	1,454,375	20,985
Total Futures Contracts					($2,174,699)

Credit Default Swaps and Counterparty	Buy/Sell Protection[1]	Termination Date	Notional Principal Amount[2]	Upfront Payments Received (Made)	Value[3]	Unrealized Gain/ (Loss)
CDX HY, Series 17, 5 Year, at	Buy	12/20/2016	$6,370,000	($711,770)	$171,949	($539,821)
5.00%; Bank of America
CDX IG, Series 17, 5 Year, at	Buy	12/20/2016	13,000,000	(242,014)	7,526	(234,488)
1.00%; J.P. Morgan Chase and Co.
Total Credit Default Swaps					$179,475	($774,309)

1	As the buyer of protection, Limited Maturity Bond Fund pays periodic fees in return for payment by the seller which is contingent upon an adverse credit event occurring in the underlying issuer or reference entity. As the seller of protection, Limited Maturity Bond Fund collects periodic fees from the buyer and profits if the credit of the underlying issuer or reference entity remains stable or improves while the swap is outstanding, but the seller in a credit default swap contract would be required to pay the amount of credit loss, determined as specified in the agreement, to the buyer in the event of an adverse credit event in the reference entity.
2	The maximum potential amount of future payments Limited Maturity Bond Fund could be required to make as the seller or receive as the buyer of protection.
3	The values for credit indexes (CDX or LCDX) serve as an indicator of the current status of the payment/performance risk and represent the liability or profit for the credit default swap contract had the contract been closed as of the reporting date. When protection has been sold, the value of the swap will increase when the swap spread declines representing an improvement in the reference entity’s credit worthiness. The value of the swap will decrease when the swap spread increases representing a deterioration in the reference entity’s credit worthiness. When protection has been purchased, the value of the swap will increase when the swap spread increases representing a deterioration in the reference entity’s credit worthiness. The value of the swap will decrease when the swap spread declines representing an improvement in the reference entity’s credit worthiness.

Investment in Affiliates

Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Fund’s holdings of an issuer represent 5% or more of the outstanding voting securities of an issuer, or any affiliated mutual fund.

A summary of transactions for the fiscal year to date, in Limited Maturity Bond Fund, is as follows:

Fund	Value October 31, 2011	Gross Purchases	Gross Sales	Shares Held at January 31, 2012	Value January 31, 2012	Income Earned November 1, 2011 - January 31, 2012
High Yield	$10,606,918	$–	$–	2,247,228	$10,809,168	$205,106
Thrivent Financial Securities Lending Trust	25,117,922	42,740,085	42,681,930	25,176,077	25,176,077	14,579
Total Value and Income Earned	35,724,840				35,985,245	219,685

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
128

Money Market Fund

Schedule of Investments as of January 31, 2012

(unaudited)

Principal Amount	Asset Backed Commercial Paper (19.4%)[a]	Value

	Barton Capital Corporation
$19,000,000	0.200%, 2/1/2012[b]	$19,000,000
	Chariot Funding, LLC
5,920,000	0.250%, 4/13/2012[b,c]	5,917,040
5,920,000	0.300%, 5/29/2012[b,c]	5,914,178
	Dealers Capital Access
5,900,000	0.600%, 2/15/2012[b]	5,898,623
5,950,000	0.580%, 2/28/2012[b]	5,947,412
3,900,000	0.460%, 2/29/2012[b]	3,898,605
5,900,000	0.520%, 3/22/2012[b]	5,895,739
	Golden Funding Corporation
5,960,000	0.500%, 2/22/2012[b,c]	5,958,262
3,503,000	0.400%, 2/29/2012[b]	3,501,910
5,990,000	0.600%, 3/8/2012[b,c]	5,986,406
5,890,000	0.510%, 3/9/2012[b,c]	5,886,912
	Jupiter Securitization Company, LLC
3,825,000	0.220%, 2/22/2012[b,c]	3,824,509
	Kells Funding, LLC
5,800,000	0.420%, 2/28/2012[b]	5,798,173
	Nieuw Amsterdam Receivables Corporation
6,170,000	0.450%, 2/14/2012[b,c]	6,168,998
3,690,000	0.520%, 4/5/2012[b]	3,686,589
	Sydney Capital Corporation
5,965,000	0.350%, 2/16/2012[b,c]	5,964,130
5,905,000	0.350%, 3/15/2012[b,c]	5,902,531
	Thunder Bay Funding, Inc.
5,780,000	0.220%, 5/22/2012[b]	5,776,079

	Total Asset Backed Commercial Paper	110,926,096

Principal Amount	Financial Company Commercial Paper (23.4%)[a]	Value

	AllianceBerstein, LP
14,775,000	0.170%, 2/1/2012	14,775,000
	Bank of Nova Scotia
6,220,000	0.300%, 2/10/2012	6,220,000
	Bank of Nova Scotia/Houston
3,175,000	0.493%, 6/11/2012[d]	3,175,000
6,340,000	0.740%, 9/12/2012[d]	6,344,352
	Barclays Bank plc
6,170,000	1.327%, 3/5/2012[b,c,d]	6,174,642
5,945,000	0.837%, 4/10/2012[b,c,d]	5,948,019
	General Electric Capital Corporation
275,000	0.634%, 2/15/2012[b]	275,546
6,300,000	0.660%, 6/12/2012[b,d]	6,300,052
5,500,000	0.666%, 6/15/2012[b]	5,610,071
6,120,000	0.727%, 7/27/2012[b,d]	6,125,191
5,750,000	0.561%, 8/13/2012[b]	5,841,677
	J.P. Morgan Chase & Company
6,000,000	0.578%, 2/22/2012[d]	6,000,264
	J.P. Morgan Chase Bank NA
3,290,000	0.595%, 2/15/2013[d]	3,290,000
	Prudential Funding, LLC
2,900,000	0.410%, 2/21/2012[b]	2,899,340
	Rabobank USA Finance Corporation
5,775,000	0.415%, 4/13/2012[b]	5,770,207
	Royal Bank of Canada
6,170,000	0.285%, 4/5/2012[d]	6,170,000
6,170,000	0.593%, 7/9/2012[d]	6,170,000

Principal Amount	Financial Company Commercial Paper (23.4%)[a]	Value

	Royal Bank of Canada, New York
$6,000,000	0.471%, 5/16/2012[d]	$6,000,657
3,428,000	1.184%, 6/18/2012[d]	3,437,527
	Toronto-Dominion Bank NY
3,000,000	0.582%, 10/19/2012[d]	3,000,000
	US Bank NA
6,025,000	0.310%, 3/30/2012	6,021,991
6,015,000	0.340%, 4/16/2012	6,010,739
	Westpac Banking Corporation
6,070,000	0.470%, 3/16/2012[c]	6,066,513
	Westpac Banking Corporation of New York
5,775,000	0.621%, 10/24/2012[d]	5,775,000

	Total Financial Company Commercial Paper	133,401,788

Principal Amount	Government Agency Debt (24.3%)[a]	Value

	Federal Farm Credit Bank
7,320,000	0.190%, 8/8/2012[b,d]	7,319,539
5,790,000	0.297%, 2/24/2014[b,d]	5,799,152
	Federal Home Loan Banks
7,900,000	0.240%, 3/20/2012[b,d]	7,899,889
6,150,000	0.260%, 1/25/2013[b,d]	6,150,304
	Federal Home Loan Mortgage Corporation
4,515,000	0.230%, 10/12/2012[b,d]	4,516,931
3,090,000	0.340%, 9/3/2013[b,d]	3,088,934
	Federal National Mortgage Association
14,130,000	0.340%, 9/13/2012[b,d]	14,136,777
8,000,000	0.315%, 9/17/2012[b,d]	8,000,000
3,700,000	0.310%, 11/23/2012[b,d]	3,699,406
3,000,000	0.330%, 10/28/2013[b,d]	2,999,470
	Overseas Private Investment Corporation
18,725,000	0.489%, 12/9/2012[b]	18,738,831
12,780,000	0.500%, 12/9/2012[b]	12,789,439
3,870,000	0.500%, 12/9/2012[b]	3,872,722
7,295,000	0.500%, 12/9/2012[b]	7,300,388
	Straight-A Funding, LLC
5,895,000	0.190%, 3/19/2012[b]	5,893,538
5,840,000	0.190%, 4/4/2012[b]	5,838,058
5,830,000	0.190%, 4/10/2012[b]	5,827,877
3,500,000	0.190%, 4/16/2012[b]	3,498,615
5,780,000	0.190%, 4/17/2012[b]	5,777,682
5,775,000	0.190%, 4/20/2012[b]	5,772,592

	Total Government Agency Debt	138,920,144

Shares	Investment Company (6.3%)	Value

	AIM Investments Institutional Government and Agency Portfolio
100,000	0.020%	100,000
	BlackRock Cash Funds
22,978,000	0.180%	22,978,000
	Dreyfus Institutional Cash Advantage Fund
12,815,000	0.150%	12,815,000

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
129

Money Market Fund

Schedule of Investments as of January 31, 2012

(unaudited)

Shares	Investment Company (6.3%)	Value

	DWS Money Market Series
$182,024	0.130%	$182,025

	Total Investment Company	36,075,025

Principal Amount	Other Commercial Paper (13.0%)[a]	Value

	Caisse D’Amortissement de la Dette Sociale
6,400,000	0.537%, 6/22/2012[b,c,d]	6,400,000
	Erste Abwicklungsanstalt
3,900,000	0.510%, 3/29/2012[b]	3,896,851
	Georgia Transmission Corporation
2,950,000	0.400%, 4/12/2012[c]	2,947,673
5,840,000	0.300%, 4/13/2012	5,836,496
3,900,000	0.360%, 5/29/2012	3,895,398
	Louis Dreyfus Commodities, LLC
28,000,000	0.470%, 2/1/2012[b]	28,000,000
	Reckitt Benckiser Treasury Services plc
4,250,000	0.050%, 2/2/2012[b]	4,249,994
6,170,000	0.460%, 3/8/2012[b,c]	6,167,162
6,080,000	0.470%, 3/14/2012[b,c]	6,076,666
	Toyota Motor Credit Corporation
6,100,000	0.420%, 2/27/2012[b]	6,098,150

	Total Other Commercial Paper	73,568,390

Principal Amount	Other Municipal Debt (0.5%)[a]	Value

	County of Hamilton, TN
2,850,000	0.400%, 3/12/2012[b]	2,850,000

	Total Other Municipal Debt	2,850,000

Principal Amount	Variable Rate Demand Note (13.1%)[a]	Value

	Andrew W. Mellon Foundation
9,100,000	0.140%, 2/7/2012[d]	9,100,000
	Denver, Colorado Airport System Revenue Bonds
21,500,000	0.060%, 2/7/2012[b,d]	21,500,000
	Douglas County, Nebraska Hospital Authority No. 2 Health Facilities Revenue Refunding Bonds (Children’s Hospital)
6,700,000	0.070%, 2/1/2012[b,d]	6,700,000
	Lancaster County, Nebraska Hospital Authority No. 1 Hospital Revenue Refunding Bonds (BryanLGH Medical Center)
6,200,000	0.080%, 2/7/2012[b,d]	6,200,000
	Louisiana Housing Finance Agency Qualified Gulf Opportunity Zone Bonds (Canterbury House Apartments - Sherwood)
9,000,000	0.080%, 2/7/2012[b,d]	9,000,000
	Overseas Private Investment Corporation
1,896,551	0.090%, 2/1/2012[b,d]	1,896,551
4,385,967	0.090%, 2/1/2012[b,d]	4,385,967

Principal Amount	Variable Rate Demand Note (13.1%)[a]	Value

$1,593,102	0.090%, 2/1/2012[b,d]	$1,593,102
	St. Cloud, Minnesota Health Care Refunding Revenue Bonds (CentraCare Health System)
8,240,000	0.060%, 2/7/2012[b,d]	8,240,000
	Wisconsin State Health & Educational Facilities Authority Revenue Prohealth Care Inc.
6,560,000	0.070%, 2/1/2012[b,d]	6,560,000

	Total Variable Rate Demand Note	75,175,620

	Total Investments (at amortized cost) 100.0%	$570,917,063

	Other Assets and Liabilities, Net (<0.1%)	(255,405)

	Total Net Assets 100.0%	$570,661,658

a	The interest rate shown reflects the yield, coupon rate or the discount rate at the date of purchase.
b	Denotes investments that benefit from credit enhancement or liquidity support provided by a third party bank, institution or government.
c	Denotes securities sold under Rule 144A of the Securities Act of 1933, which exempts them from registration. These securities have been deemed liquid and may be resold to other dealers in the program or to other qualified institutional buyers. As of January 31, 2012, the value of these investments was $91,303,641 or 16.0% of total net assets.
d	Denotes variable rate securities. Variable rate securities are securities whose yields vary with a designated market index or market rate. The rate shown is as of January 31, 2012.

Cost for federal income tax purposes	$570,917,063

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
130

Money Market Fund

Schedule of Investments as of January 31, 2012

(unaudited)

Fair Valuation Measurements

The following table is a summary of the inputs used, as of January 31, 2012, in valuing Money Market Fund’s assets carried at fair value or amortized cost, which approximates fair value.

Investments in Securities	Total	Level 1	Level 2	Level 3
Asset Backed Commercial Paper	110,926,096	–	110,926,096	–
Financial Company Commercial Paper	133,401,788	–	133,401,788	–
Government Agency Debt	146,795,764	–	146,795,764	–
Investment Company	36,075,025	36,075,025	–	–
Other Commercial Paper	73,568,390	–	73,568,390	–
Other Municipal Debt	2,850,000	–	2,850,000	–
Variable Rate Demand Note	67,300,000	–	67,300,000	–
Total	$570,917,063	$36,075,025	$534,842,038	$–

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
131

Notes to Schedule of Investments

As of January 31, 2012

(unaudited)

SIGNIFICANT ACCOUNTING POLICIES

(A) Valuation of Investments – Securities traded on U.S. or foreign securities exchanges or included in a national market system are valued at the official closing price at the close of each business day unless otherwise stated below. Over-the-counter securities and listed securities for which no price is readily available are valued at the current bid price considered best to represent the value at that time. Swap agreements are valued at the fair value of the contract as furnished by an independent pricing service. Security prices are based on quotes that are obtained from an independent pricing service approved by the Board of Trustees. The pricing service, in determining values of fixed-income securities, takes into consideration such factors as current quotations by broker/dealers, coupon, maturity, quality, type of issue, trading characteristics, and other yield and risk factors it deems relevant in determining valuations. Securities which cannot be valued by the approved pricing service are valued using valuations obtained from dealers that make markets in the securities. Exchange-listed options and futures contracts are valued at the last quoted sales price. Investments in open-ended mutual funds are valued at the net asset value at the close of each business day. Short-term securities are valued at amortized cost (which approximates market value) to the extent it is not materially different than market value.

Securities held by Money Market Fund are valued on the basis of amortized cost (which approximates market value), whereby a portfolio security is valued at its cost initially and thereafter valued to reflect a constant amortization to maturity of any discount or premium. Money Market Fund and the Trust’s investment adviser, Thrivent Asset Management, LLC (“Thrivent Asset Mgt.” or the “Adviser”), follow procedures designed to help maintain a constant net asset value of $1.00 per share.

Financial Accounting Standards Board (FASB) guidelines require increased fair value disclosure intended to improve the consistency and comparability of fair value measurements used in financial reporting. The guidelines define fair value, establish a framework for measuring fair value in U.S. Generally Accepted Accounting Principles (“GAAP”) and expand disclosures about fair value requirements. The various inputs used to determine the fair value of the Funds’ investments are summarized in three broad levels: Level 1 includes quoted prices in active markets for identical securities, typically included in this level are U.S. equity securities, futures and options; Level 2 includes other significant observable inputs such as quoted prices for similar securities, interest rates, prepayment speeds and credit risk, typically included in this level are fixed income securities, international securities, swaps and forward contracts; and Level 3 includes significant unobservable inputs such as the Adviser’s own assumptions and broker evaluations in determining the fair value of investments. Of the Level 3 securities, those for which market values were not readily available or were deemed unreliable were fair valued as determined in good faith under procedures established by the Board of Trustees.

Fair Valuation of International Securities – Because many foreign markets close before the U.S. markets, events may occur between the close of the foreign market and the close of the U.S. markets that could have a material impact on the valuation of foreign securities. The Funds, under the supervision of the Board of Trustees, evaluate the impacts of these events and may adjust the valuation of foreign securities to reflect the fair value as of the close of the U.S. markets. The Board of Trustees has authorized the investment adviser to make fair valuation determinations pursuant to policies approved by the Board of Trustees.

Foreign Currency Forward Contracts – In connection with purchases and sales of securities denominated in foreign currencies all Funds, except Money Market Fund, may enter into foreign currency forward contracts. Additionally, the Funds may enter into such contracts to hedge certain other foreign currency- denominated investments. These contracts are recorded at value and the related realized and unrealized foreign exchange gains and losses are included in the Statement of Operations. In the event that counterparties fail to settle these forward contracts, the Funds could be exposed to foreign currency fluctuations. Foreign currency contracts are valued daily and unrealized appreciation or depreciation is recorded daily as the difference between the contract exchange rate and the closing forward rate applied to the face amount of the contract. A realized gain or loss is recorded at the time a forward contract is closed. These contracts are over-the-counter and the Fund is exposed to counterparty risk equal to the discounted net amount of payments to the Fund. This risk is partially mitigated by the Fund’s collateral posting requirements.

Foreign Denominated Investments – Foreign denominated assets and currency contracts may involve more risks than domestic transactions including currency risk, political and economic risk, regulatory risk, and market risk. Certain Funds may also invest in securities of companies located in emerging markets. Future economic or political developments could adversely affect the liquidity or value, or both, of such securities.

Options – All Funds, with the exception of Money Market Fund, may buy put and call options and write put and covered call options. The Funds intend to use such derivative instruments as hedges to facilitate buying or selling securities or to provide protection against adverse movements in security prices or interest rates. The Funds may also enter into options contracts to protect against adverse foreign exchange rate fluctuations. Option contracts are valued daily and unrealized appreciation or depreciation is recorded. A Fund will realize a gain or loss upon expiration or closing of the option transaction. When an option is exercised, the proceeds upon sale for a written call option or the cost of a security for purchased put and call options is adjusted by the amount of premium received or paid.

Buying put options tends to decrease a Fund’s exposure to the underlying security while buying call options tends to increase a Fund’s exposure to the underlying security. The risk associated with purchasing put and call options is limited to the premium paid. There is no significant counterparty risk on exchange traded options as the exchange guarantees the contract against default. Writing put options tends to increase a Fund’s exposure

132

Notes to Schedule of Investments

As of January 31, 2012

(unaudited)

to the underlying security while writing call options tends to decrease a Fund’s exposure to the underlying security. The writer of an option has no control over whether the underlying security may be bought or sold, and therefore bears the market risk of an unfavorable change in the price of the underlying security. The counterparty risk for purchased options arises when the Fund has purchased an option, exercises that option, and the counterparty doesn’t buy from the Fund or sell to the Fund the underlying asset as required. In the case where the Fund has written an option, the Fund doesn’t have counterparty risk. Counterparty risk on purchased over-the-counter options is partially mitigated by the Fund’s collateral posting requirements. As the option increases in value to the Fund, the Fund receives collateral from the counterparty.

Futures Contracts – Certain Funds may use futures contracts to manage the exposure to interest rate, market and currency fluctuations. Gains or losses on futures contracts can offset changes in the yield of securities. When a futures contract is opened, cash or other investments equal to the required “initial margin deposit” are held on deposit with and pledged to the broker. Additional securities held by the Funds may be earmarked to cover open futures contracts. The futures contract’s daily change in value (“variation margin”) is either paid to or received from the broker, and is recorded as an unrealized gain or loss. When the contract is closed, the realized gain or loss is recorded equal to the difference between the value of the contract when opened and the value of the contract when closed. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin. Exchange-traded futures have no significant counterparty risk as the exchange guarantees the contracts against default.

Swap Agreements – Certain Funds may enter into swap transactions, which involve swapping one or more investment characteristics of a security, or a basket of securities with another party. Such transactions include market risk, risk of default by the other party to the transaction, risk of imperfect correlation and manager risk and may involve commissions or other costs. Swap transactions generally do not involve delivery of securities, other underlying assets or principal. Accordingly, the risk of loss with respect to swap transactions is generally limited to the net amount of payments that the Fund is contractually obligated to make, or in the case of the counterparty defaulting, the net amount of payments that the Fund is contractually entitled to receive. If there is a default by the counterparty, the Fund may have contractual remedies pursuant to the agreements related to the transaction. The contracts are valued daily and unrealized appreciation or depreciation is recorded. Swap agreements are valued at fair value of the contract as provided by an independent pricing service. The pricing service takes into account such factors as swap curves, default probabilities, recent trades, recovery rates and other factors it deems relevant in determining valuations. The Fund accrues for the periodic payment and amortizes upfront payments, if any, on swap agreements on a daily basis with the net amount, recorded as realized gains or losses. Receipts and payments received or made as a result of a credit event or termination of the contract are also recognized as realized gains or losses. Collateral, in the form of cash or securities, may be required to be held with the Fund’s custodian, or third party, in connection with these agreements. These swap agreements are over-the-counter and the Fund is exposed to counterparty risk, which is the discounted net amount of payments owed to the Fund. This risk is partially mitigated by the Fund’s collateral posting requirements. As the swap increases in value to the Fund, the Fund receives additional collateral from the counterparty.

Credit Default Swaps – A credit default swap is a swap agreement between two parties to exchange the credit risk of a particular issuer, basket of securities or reference entity. In a credit default swap transaction, a buyer pays periodic fees in return for payment by the seller which is contingent upon an adverse credit event occurring in the underlying issuer or reference entity. The seller collects periodic fees from the buyer and profits if the credit of the underlying issuer or reference entity remains stable or improves while the swap is outstanding, but the seller in a credit default swap contract would be required to pay the amount of credit loss, determined as specified in the agreement, to the buyer in the event of an adverse credit event in the reference entity. A buyer of a credit default swap is said to buy protection whereas a seller of a credit default swap is said to sell protection. The Funds may be either the protection seller or the protection buyer.

Certain Funds may enter into credit default derivative contracts directly through credit default swaps (CDS) or through credit default swap indices (CDX Indices). CDX indices are static pools of equally weighted credit default swaps referencing corporate bonds and/or loans designed to provide diversified credit exposure to these asset classes. Funds sell default protection and assume long-risk positions in individual credits or indices. Index positions are entered into to gain exposure to the corporate bond and/or loan markets in a cost-efficient and diversified structure. In the event that a position defaults, by going into bankruptcy and failing to pay interest or principal on borrowed money, within any given CDX Index held, the maximum potential amount of future payments required would be equal to the pro-rata share of that position within the index based on the notional amount of the index. In the event of a default under a CDS contract the maximum potential amount of future payments would be the notional amount. For CDS, the default events could be bankruptcy and failing to pay interest or principal on borrowed money or a restructuring. A restructuring is a change in the underlying obligations which would include reduction in interest or principal, maturity extension and subordination to other obligations. Refer to the credit default swap tables located within the Funds’ Schedules of Investments for additional information.

Unfunded Loan Commitment – The following Fund entered into a loan commitment with United Rental, Inc. on January 27, 2012. Maturity of the loan will be a maximum of 12 months from the closing date. The coupon rate will be 3 month LIBOR plus spread; spread is initially 5.875% for secured commitment and 7.375% for unsecured commitment, both increasing by 0.50% every 3 months. As of February 24, 2012 the transaction closed which terminated the commitment to this loan and the Fund collected fees of 0.75% on the secured portion and 1.00% on the unsecured portion.

133

Notes to Schedule of Investments

As of January 31, 2012

(unaudited)

Fund	Unfunded Commitment
High Yield	$9,340,000

Additional information for the Funds’ policy regarding valuation of investments and other significant accounting policies can be obtained by referring to the Funds’ most recent annual or semiannual shareholder report.

134

Item 2. Controls and Procedures

(a)(i) Registrant’s President and Treasurer have concluded that registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) are effective, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) Registrant’s President and Treasurer are aware of no change in registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during registrant’s most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, registrant’s internal control over financial reporting.

Item 3. Exhibits

Separate certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Date: March 28, 2012	THRIVENT MUTUAL FUNDS

	By:	/s/ Russell W. Swansen
Russell W. Swansen
President

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Date: March 28, 2012	By:	/s/ Russell W. Swansen
Russell W. Swansen
President

Date: March 28, 2012	By:	/s/ Gerard V. Vaillancourt
Gerard V. Vaillancourt
Treasurer